UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08004

                                   ASTON FUNDS
   ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      120 North LaSalle Street, 25th Floor
                                CHICAGO, IL 60602
   ------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                   Aston Funds
                      120 North LaSalle Street, 25th Floor
                                CHICAGO, IL 60602
   ------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 268-1400

                       Date of fiscal year end: OCTOBER 31

                    Date of reporting period: APRIL 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


(LOGO) ASTON ASSET MANAGEMENT

                                SEMI ANNUAL REPORT 2008
                                April 30, 2008

                                CLASS N, I, R SHARES
                                Equity, Global/International,
                                Alternative, Sector, Balanced,
                                Fixed Income & Money Market

                                     (LOGO)

                                Aston Funds

ASTON FUNDS

TABLE OF CONTENTS


Performance Summary .......................................................    2
Schedule of Investments ...................................................    4
Statement of Assets and Liabilities .......................................   60
Statement of Operations ...................................................   68
Statements of Changes in Net Assets .......................................   76
Financial Highlights ......................................................   86
Notes to Financial Statements .............................................  131
Additional Information ....................................................  145

LARGE CAP FUNDS
   Montag & Caldwell Growth Fund
   Veredus Select Growth Fund
   ABN AMRO Growth Fund
   Optimum Large Cap Opportunity Fund
   Value Fund

MULTI CAP FUND
   TAMRO All Cap Fund

EQUITY INCOME FUND
   River Road Dynamic Equity Income Fund

MID CAP FUNDS
   Optimum Mid Cap Fund
   Montag & Caldwell Mid Cap Growth Fund
   ClariVest Mid Cap Growth Fund
   Cardinal Mid Cap Value Fund

SMALL-MID CAP FUND
   River Road Small-Mid Cap Fund

SMALL CAP FUNDS
   Veredus Aggressive Growth Fund
   TAMRO Small Cap Fund
   River Road Small Cap Value Fund

GLOBAL/INTERNATIONAL FUNDS
   Neptune International Fund
   Barings International Fund
   ABN AMRO Global Real Estate Fund
   SGA International Small-Mid Cap Fund

ALTERNATIVE FUNDS
   Smart Allocation ETF Fund
   New Century Absolute Return ETF Fund
   MB Enhanced Equity Income Fund

SECTOR FUND
   ABN AMRO Real Estate Fund

BALANCED FUNDS
   Montag & Caldwell Balanced Fund
   Balanced Fund

FIXED INCOME FUNDS
   TCH Fixed Income Fund
   TCH Investment Grade Bond Fund
   McDonnell Municipal Bond Fund

MONEY MARKET FUND
   ABN AMRO Investor Money Market Fund

  This report is submitted for general information to the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus which includes details regarding the funds' objectives, policies, expenses and other information.

     Aston Funds are distributed by PFPC Distributors, Inc., 760 Moore Road,
                           King of Prussia, PA 19406.

             SHAREHOLDER SERVICES 800 992-8151 - www.astonfunds.com

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Aston Funds

PERFORMANCE SUMMARY (UNAUDITED)                             AS OF APRIL 30, 2008

                                                          AVERAGE ANNUAL TOTAL RETURNS
                                                          -----------------------------
                                                                                             TOTAL       NET
                                                                             10-YEAR        EXPENSE    EXPENSE    INCEPTION
                                                  CLASS   1-YEAR   5-YEAR   OR LIFE (a)      RATIO      RATIO       DATE
                                                  -----   ------   ------   -----------    --------   ---------   ----------
EQUITY FUNDS
   Montag & Caldwell Growth Fund                    N      10.97%    8.95%         3.19%       1.05%       1.05%    11/02/94
                                                    I      11.27     9.26          3.48        0.80        0.80     06/28/96
                                                    R      10.72     8.71          8.94        1.30        1.30     12/31/02

   Veredus Select Growth Fund (1)                   N       9.63    15.40          7.12        1.53        1.31     12/31/01
                                                    I       9.92      N/A         17.10        1.28        1.06     09/11/06

   ABN AMRO Growth Fund (1)                         N      (4.79)    5.42          3.14        1.09        1.09     12/13/93
                                                    I      (4.53)    5.73         (0.49)       0.84        0.84     07/31/00
                                                    R      (5.02)    5.20          5.21        1.34        1.34     12/31/02

   Optimum Large Cap Opportunity Fund (1)(2)        N       0.08      N/A          8.96        2.29        1.10     12/28/06

   Value Fund (1)                                   N      (4.77)   13.19          3.89        1.16        1.07     01/04/93
                                                    I      (4.60)     N/A          8.74        0.91        0.82     09/20/05

   TAMRO All Cap Fund (1)                           N      (3.72)   10.55          5.53        1.75        1.21     11/30/00

   River Road Dynamic Equity Income Fund (1)        N      (4.14)     N/A          9.92        1.59        1.36     06/28/05
                                                    I        N/A      N/A          6.32(b)     1.34        1.11     06/28/07

   Optimum Mid Cap Fund                             N       4.38    16.98         10.91        1.16        1.16     09/19/94
                                                    I       4.62      N/A         10.40        0.91        0.91     07/06/04

   Montag & Caldwell Mid Cap Growth Fund (1)        N        N/A      N/A         (6.30)(b)    7.03        1.40     11/02/07

   ClariVest Mid Cap Growth Fund (1)                N        N/A      N/A         (9.70)(b)    7.08        1.40     11/02/07

   Cardinal Mid Cap Value Fund (1)                  N        N/A      N/A        (10.40)(b)    7.08        1.40     11/02/07

   River Road Small-Mid Cap Fund (1)                N      (8.26)     N/A         (6.18)       3.19        1.51     03/29/07
                                                    I        N/A      N/A        (11.02)(b)    2.94        1.26     06/28/07

   Veredus Aggressive Growth Fund (1)               N      (8.81)   10.37          9.59        1.45        1.45     06/30/98
                                                    I      (8.58)   10.68          1.08        1.20        1.20     10/05/01

   TAMRO Small Cap Fund (1)                         N     (12.28)   14.27         11.92        1.33        1.31     11/30/00
                                                    I     (12.04)     N/A          6.68        1.08        1.06     01/04/05

   River Road Small Cap Value Fund                  N     (12.34)     N/A          9.58        1.46        1.46     06/28/05
                                                    I     (12.09)     N/A         (5.33)       1.21        1.21     12/13/06

GLOBAL/INTERNATIONAL FUNDS
   Neptune International Fund (1)                   I        N/A      N/A         13.34(b)     2.39        1.02     08/06/07

   Barings International Fund (1)                   I        N/A      N/A         (9.60)(b)    8.28        1.25     11/02/07

   ABN AMRO Global Real Estate Fund (1)             N        N/A      N/A         (1.90)(b)    2.35        1.50     08/03/07

   SGA International Small-Mid Cap Fund (1)         N        N/A      N/A        (16.20)(b)    8.73        1.80     11/02/07

ALTERNATIVE FUNDS
   Smart Allocation ETF Fund (1)                    N        N/A      N/A         (0.10)(b)    7.53        1.47     01/10/08

   New Century Absolute Return ETF Fund (1)(c)      N        N/A      N/A          3.60(b)     7.83        1.50     03/04/08

   MB Enhanced Equity Income Fund (1)               N        N/A      N/A          5.96(b)     1.54        1.10     01/15/08

SECTOR FUND
   ABN AMRO Real Estate Fund (1)                    N     (16.93)   17.63         11.72        1.46        1.37     12/30/97
                                                    I     (16.79)     N/A          7.01        1.21        1.12     09/20/05
BALANCED FUNDS
   Montag & Caldwell Balanced Fund (1)(2)           N       9.07     6.55          3.87        1.72        1.35     11/02/94
                                                    I       9.40     6.79          3.20        1.47        1.47     12/31/98

   Balanced Fund                                    N      (1.37)    5.23          4.13        1.31        1.31     09/21/95

Aston Funds

PERFORMANCE SUMMARY (UNAUDITED) - CONTINUED                 AS OF APRIL 30, 2008

                                                          AVERAGE ANNUAL TOTAL RETURNS
                                                          -----------------------------
                                                                                             TOTAL       NET
                                                                             10-YEAR        EXPENSE    EXPENSE    INCEPTION
                                                  CLASS   1-YEAR   5-YEAR   OR LIFE (a)      RATIO      RATIO       DATE
                                                  -----   ------   ------   -----------    --------   ---------   ----------
FIXED INCOME FUNDS
   TCH Fixed Income Fund (1)(2)                      N      4.48%    4.04%         5.21%       1.06%       0.64%    12/13/93
                                                     I      4.75     4.31          5.76        0.81        0.51     07/31/00

   TCH Investment Grade Bond Fund (1)                N      3.64      N/A          2.65        1.44        0.91     06/30/03
                                                     I      3.90     3.07          4.72        1.19        0.66     10/23/95

   McDonnell Municipal Bond Fund (1)(2)              N      4.07     2.97          4.34        1.39        0.85     12/13/93

MONEY MARKET FUND
   ABN AMRO Investor Money Market Fund               N      3.77     2.76          3.32        0.68        0.68     12/14/93

                                                                               7-DAY                       30-DAY
                                                                            AVERAGE YIELD              AVERAGE YIELD
                                                                           --------------              -------------
   ABN AMRO Investor Money Market Fund              N                               1.40%                     1.62%

--------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, upon redemption may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of fund shares.

An investment in the ABN AMRO Investor Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The 7-Day Yield more closely reflects the Fund's current earnings than the total return quotation.

(1) Certain expenses were subsidized. If these subsidies were not in effect, the returns would have been lower. The Adviser contractually waived management fees and/or reimbursed expenses through February 28, 2009 at the rates represented by the Net Expense Ratio column shown in the table.

(2) The net expense ratio includes voluntary management fees and/or expense limitations by the Adviser that may change or end at any time.

(a) Return figures shown are average annual total returns for the period from inception through April 30, 2008 except for Montag & Caldwell Growth Fund Class N and Class I, ABN AMRO Growth Fund Class N, Value Fund Class N, Optimum Mid Cap Fund Class N, ABN AMRO Real Estate Fund Class N, Montag & Caldwell Balanced Fund Class N, Balanced Fund Class N, TCH Fixed Income Fund Class N, TCH Investment Grade Bond Fund Class I, McDonnell Municipal Bond Fund Class N, and ABN AMRO Investor Money Market Fund Class N which are for the 10 years ended April 30, 2008.

(b)   Returns are cumulative since inception and are not annualized.

(c) New Century Absolute Return ETF Fund expenses are capped at 1.50%. The Fund's net expenses including acquired fund fees and expenses is 1.67%.

MID AND SMALL COMPANY STOCKS may be subject to a higher degree of market risk because they tend to be more volatile and less liquid. BOND AND BALANCED FUNDS have the same interest rate, high yield, and credit risks associated with the underlying bonds in the portfolio, all of which could reduce a fund's value. EXCHANGE-TRADED FUNDS (ETFs) are securities of other investment companies. An ETF seeks to track the performance of an index by holding all or a sampling, of the securities of that index. ETF Funds invest in many different areas of the market, each of which may involve its own element of risk. By selling COVERED CALL OPTIONS, a Fund limits its opportunity to profit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the stock. SECTOR FUNDS may be subject to a higher degree of market risk because of concentration in a specific industry sector. INTERNATIONAL INVESTING may include the risk of social and political instability, market illiquidity and currency volatility. REAL ESTATE FUNDS are non-diversified and may be more susceptible to risk than funds that invest more broadly and may be subject to a higher degree of market risk because of changes in property values of the underlying property and defaults by borrowers. FEDERALLY TAX-EXEMPT INCOME FUNDS may be subject to state and local taxes or to the federal Alternative Minimum Tax.

Aston Funds

MONTAG & CALDWELL GROWTH FUND                                     APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

(PIE CHART)

Consumer Staples                    6%
Pharmaceuticals                     6%
Medical Products and Supplies       7%
Capital Goods                       7%
Food and Beverages                  8%
Retail                             12%
Cash and Other Net Assets           2%
Other Common Stocks                19%
Technology                         17%
Oil and Gas Extraction             16%

% of Total Net Assets

                                                                   MARKET
   SHARES                                                          VALUE
-------------                                                  --------------
COMMON STOCKS - 98.00%

                BIOTECHNOLOGY - 2.80%
      953,700   Gilead Sciences * ..........................   $   49,363,512
                                                               --------------

                CAPITAL GOODS - 6.81%
    1,224,300   Emerson Electric ...........................       63,981,918
      365,500   Fluor ......................................       55,873,985
                                                               --------------
                                                                  119,855,903
                                                               --------------

                COMMUNICATIONS - 4.66%
      142,996   Google, Class A * ..........................       82,121,173
                                                               --------------

                CONSUMER STAPLES - 5.70%
      348,600   Colgate-Palmolive ..........................       24,646,020
    1,127,700   Procter & Gamble ...........................       75,612,285
                                                               --------------
                                                                  100,258,305
                                                               --------------

                FINANCE - 1.45%
    1,180,700   Charles Schwab .............................       25,503,120
                                                               --------------

                FOOD AND BEVERAGES - 8.23%
    1,363,600   Coca-Cola ..................................       80,275,132
      941,400   PepsiCo ....................................       64,514,142
                                                               --------------
                                                                  144,789,274
                                                               --------------

                MEDICAL PRODUCTS AND SUPPLIES - 6.85%
    1,049,300   Allergan ...................................       59,149,041
      946,600   Stryker ....................................       61,368,078
                                                               --------------
                                                                  120,517,119
                                                               --------------

                OIL & GAS - EQUIPMENT & SERVICES - 2.27%
      812,000   Cameron International * ....................       39,974,760
                                                               --------------

                OIL AND GAS EXTRACTION - 15.79%
      510,600   Devon Energy ...............................       57,902,040
    1,589,200   Halliburton ................................       72,960,172
      657,500   Occidental Petroleum .......................       54,710,575
      918,300   Schlumberger ...............................       92,335,065
                                                               --------------
                                                                  277,907,852
                                                               --------------

                PHARMACEUTICALS - 6.25%
    1,237,700   Abbott Laboratories ........................       65,288,675
    2,426,300   Schering-Plough ............................       44,668,183
                                                               --------------
                                                                  109,956,858
                                                               --------------

                RESTAURANTS - 3.54%
    1,047,100   McDonald's .................................       62,386,218
                                                               --------------

                RETAIL - 11.96%
      786,500   Costco Wholesale ...........................       56,038,125
    1,805,000   CVS Caremark ...............................       72,867,850
      702,000   NIKE, Class B ..............................       46,893,600
      599,900   Wal-Mart Stores ............................       34,782,202
                                                               --------------
                                                                  210,581,777
                                                               --------------

                TECHNOLOGY - 17.32%
      467,100   Apple * . . ................................       81,252,045
      795,600   Electronic Arts * ..........................       40,949,532
    1,394,900   Hewlett-Packard ............................       64,653,615
    1,571,300   Juniper Networks * .........................       43,399,306
      613,100   Research In Motion * .......................       74,571,353
                                                               --------------
                                                                  304,825,851
                                                               --------------

                TELECOMMUNICATIONS EQUIPMENT - 4.37%
    1,782,700   QUALCOMM ...................................       76,994,812
                                                               --------------

                TOTAL COMMON STOCKS
                 (Cost $1,404,351,389) .....................    1,725,036,534
                                                               --------------

INVESTMENT COMPANY - 1.57%

   27,626,725   BlackRock Liquidity Funds
                 TempCash Portfolio ........................       27,626,725
                                                               --------------

                TOTAL INVESTMENT COMPANY
                 (Cost $27,626,725) ........................       27,626,725
                                                               --------------
TOTAL INVESTMENTS - 99.57%
 (Cost $1,431,978,114)** ...................................    1,752,663,259
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 0.43%                            7,599,381
                                                               --------------
NET ASSETS - 100.00% .......................................   $1,760,262,640
                                                               ==============

----------
*     Non-income producing security.

** At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..............................   $  345,347,148
Gross unrealized depreciation ..............................      (24,662,003)
                                                               --------------
Net unrealized appreciation ................................   $  320,685,145
                                                               ==============

See accompanying Notes to Financial Statements.

Aston Funds

VEREDUS SELECT GROWTH FUND                                        APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

(PIE CHART)

Exchange Traded Fund                        3%
Industrial                                  7%
Telecommunications Equipment                7%
Technology                                  7%
Biotechnology                               8%
Retail                                      8%
Healthcare Equipment                        8%
Cash and Other Net Assets                   7%
Other Common Stocks                        26%
Industrial - Construction & Engineering    10%
Information Technology Services             9%

% of Total Net Assets

                                                                   MARKET
  SHARES                                                            VALUE
----------                                                      -------------
COMMON STOCKS - 89.26%

             BIOTECHNOLOGY - 7.56%
    76,950   Gilead Sciences * ..............................   $   3,982,932
    57,150   Illumina * .....................................       4,451,414
                                                                -------------
                                                                    8,434,346
                                                                -------------

             COMPUTER SOFTWARE - 6.08%
   119,700   Akamai Technologies * ..........................       4,281,669
    37,550   Salesforce.com * ...............................       2,505,712
                                                                -------------
                                                                    6,787,381
                                                                -------------

             CONSUMER DISCRETIONARY - 3.67%
    74,400   GameStop, Class A * ............................       4,094,976
                                                                -------------

             CONSUMER STAPLES - 2.91%
    45,600   Costco Wholesale ...............................       3,249,000
                                                                -------------

             HEALTHCARE EQUIPMENT - 8.17%
    56,700   Hologic * ......................................       1,655,073
    15,050   Intuitive Surgical * ...........................       4,353,363
    71,000   St. Jude Medical * .............................       3,108,380
                                                                -------------
                                                                    9,116,816
                                                                -------------

             HEALTHCARE PROVIDERS & SERVICES - 3.48%
    55,400   Express Scripts * ..............................       3,879,108
                                                                -------------

             INDUSTRIAL - 6.49%
    40,200   AGCO * .........................................       2,417,226
     6,900   First Solar * ..................................       2,014,731
    37,800   Joy Global .....................................       2,806,650
                                                                -------------
                                                                    7,238,607
                                                                -------------

             INDUSTRIAL - CONSTRUCTION & ENGINEERING - 9.98%
    21,400   Fluor ..........................................       3,271,418
    46,500   Jacobs Engineering Group * .....................       4,014,345
    71,800   McDermott International * ......................       3,847,044
                                                                -------------
                                                                   11,132,807
                                                                -------------

             INFORMATION TECHNOLOGY - ELECTRONIC
             EQUIPMENT & INSTRUMENTS - 2.37%
    65,800   Dolby Laboratories, Class A * ..................       2,641,870
                                                                -------------

             INFORMATION TECHNOLOGY SERVICES - 9.20%
    18,400   MasterCard, Class A ............................       5,118,144
    61,700   Visa, Class A * ................................       5,148,865
                                                                -------------
                                                                   10,267,009
                                                                -------------

             OIL & GAS - EQUIPMENT & SERVICES - 2.79%
    46,600   Oceaneering International * ....................       3,111,948
                                                                -------------

             OIL & GAS - EXPLORATION/PRODUCTION - 0.94%
    17,300   Newfield Exploration * .........................       1,051,148
                                                                -------------

             RESTAURANTS - 3.51%
    65,825   McDonald's .....................................       3,921,853
                                                                -------------

             RETAIL - 7.85%
    50,950   Guess? .........................................       1,950,366
    64,800   NIKE, Class B ..................................       4,328,640
    77,100   TJX ............................................       2,484,162
                                                                -------------
                                                                    8,763,168
                                                                -------------

             TECHNOLOGY - 7.29%
    79,100   Hewlett-Packard ................................       3,666,285
   156,500   Microsoft ......................................       4,463,380
                                                                -------------
                                                                    8,129,665
                                                                -------------

             TELECOMMUNICATIONS EQUIPMENT - 6.97%
    94,400   Cisco Systems * ................................       2,420,416
    44,000   Research In Motion * ...........................       5,351,720
                                                                -------------
                                                                    7,772,136
                                                                -------------

             TOTAL COMMON STOCKS
              (Cost $91,377,926) ............................      99,591,838
                                                                -------------

EXCHANGE TRADED FUND - 3.54%

   119,300   Ultra Financials ProShares .....................       3,952,409
                                                                -------------
             TOTAL EXCHANGE TRADED FUND
              (Cost $3,944,786) .............................       3,952,409
                                                                -------------

INVESTMENT COMPANIES - 8.33%

 5,594,413   BlackRock Liquidity Funds
              TempCash Portfolio ............................       5,594,413
 3,691,401   BlackRock Liquidity Funds
              TempFund Portfolio ............................       3,691,401
                                                                -------------

             TOTAL INVESTMENT COMPANIES
              (Cost $9,285,814) .............................       9,285,814
                                                                -------------

TOTAL INVESTMENTS - 101.13%
 (Cost $104,608,526)** ......................................     112,830,061
                                                                -------------
NET OTHER ASSETS AND LIABILITIES - (1.13)% ..................      (1,256,254)
                                                                -------------
NET ASSETS - 100.00% ........................................   $ 111,573,807
                                                                =============

----------
*     Non-income producing security.

** At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...............................   $   9,803,643
Gross unrealized depreciation ...............................      (1,582,108)
                                                                -------------
Net unrealized appreciation .................................   $   8,221,535
                                                                =============

See accompanying Notes to Financial Statements.

Aston Funds

ABN AMRO GROWTH FUND                                              APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

(PIE CHART)

Consumer Staples                   6%
Pharmaceuticals                    6%
Medical Products and Supplies      7%
Capital Goods                      7%
Food and Beverages                 8%
Retail                            12%
Cash and Other Net Assets          1%
Other Common Stocks               20%
Technology                        17%
Oil and Gas Extraction            16%

% of Total Net Assets

                                                                   MARKET
  SHARES                                                            VALUE
----------                                                      -------------
COMMON STOCKS - 99.03%

             BIOTECHNOLOGY - 2.76%
   159,600   Gilead Sciences * ..............................   $   8,260,896
                                                                -------------

             CAPITAL GOODS - 6.74%
   211,700   Emerson Electric ...............................      11,063,442
    59,700   Fluor                                                  9,126,339
                                                                -------------
                                                                   20,189,781
                                                                -------------

             COMMUNICATIONS - 4.73%
    24,669   Google, Class A * ..............................      14,167,160
                                                                -------------

             CONSUMER STAPLES - 5.85%
    64,000   Colgate-Palmolive ..............................       4,524,800
   193,600   Procter & Gamble ...............................      12,980,880
                                                                -------------
                                                                   17,505,680
                                                                -------------

             FINANCE - 1.47%
   203,900   Charles Schwab .................................       4,404,240
                                                                -------------
             FOOD AND BEVERAGES - 8.41%
   238,800   Coca-Cola ......................................      14,058,156
   162,100   PepsiCo ........................................      11,108,713
                                                                -------------
                                                                   25,166,869
                                                                -------------

             MEDICAL PRODUCTS AND SUPPLIES - 7.00%
   181,100   Allergan .......................................      10,208,607
   166,000   Stryker ........................................      10,761,780
                                                                -------------
                                                                   20,970,387
                                                                -------------

             OIL & GAS - EQUIPMENT & SERVICES - 2.31%
   140,500   Cameron International * ........................       6,916,815
                                                                -------------

             OIL AND GAS EXTRACTION - 16.00%
    87,800   Devon Energy ...................................       9,956,520
   274,900   Halliburton ....................................      12,620,659
   113,800   Occidental Petroleum ...........................       9,469,298
   157,700   Schlumberger ...................................      15,856,735
                                                                -------------
                                                                   47,903,212
                                                                -------------

             PHARMACEUTICALS - 6.34%
   212,100   Abbott Laboratories ............................      11,188,275
   424,000   Schering-Plough ................................       7,805,840
                                                                -------------
                                                                   18,994,115
                                                                -------------

             RESTAURANTS - 3.57%
   179,600   McDonald's .....................................      10,700,568
                                                                -------------
             RETAIL - 12.24%
   136,800   Costco Wholesale ...............................       9,747,000
   306,700   CVS Caremark ...................................      12,381,479
   128,200   NIKE, Class B ..................................       8,563,760
   102,800   Wal-Mart Stores ................................       5,960,344
                                                                -------------
                                                                   36,652,583
                                                                -------------

             TECHNOLOGY - 17.11%
    72,800   Apple * ........................................      12,663,560
   136,800   Electronic Arts * ..............................       7,041,096
   240,700   Hewlett-Packard ................................      11,156,445
   274,800   Juniper Networks * .............................       7,589,976
   105,100   Research In Motion * ...........................      12,783,313
                                                                -------------
                                                                   51,234,390
                                                                -------------
             TELECOMMUNICATIONS EQUIPMENT - 4.50%
   312,100   QUALCOMM .......................................      13,479,599
                                                                -------------
             TOTAL COMMON STOCKS
              (Cost $281,205,319) ...........................     296,546,295
                                                                -------------

INVESTMENT COMPANY - 0.69%

 2,062,129   BlackRock Liquidity Funds
              TempCash Portfolio ............................       2,062,129
                                                                -------------
             TOTAL INVESTMENT COMPANY
              (Cost $2,062,129) .............................       2,062,129
                                                                -------------
TOTAL INVESTMENTS - 99.72%
 (Cost $283,267,448)** ......................................     298,608,424
                                                                -------------
NET OTHER ASSETS AND LIABILITIES - 0.28% ....................         845,445
                                                                -------------
NET ASSETS - 100.00% ........................................   $ 299,453,869
                                                                =============

----------
*     Non-income producing security.

** At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...............................   $  22,538,840
Gross unrealized depreciation ...............................      (7,197,864)
                                                                -------------
Net unrealized appreciation .................................   $  15,340,976
                                                                =============

See accompanying Notes to Financial Statements.

Aston Funds

OPTIMUM LARGE CAP OPPORTUNITY FUND                             APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

(PIE CHART)

Metals & Mining                             6%
Specialty Retail                            6%
Capital Markets                             7%
Electronic Equipment & Instruments          7%
Energy Equipment & Services                 9%
Semiconductor & Semiconductor Equipment     6%
Cash and Other Net Assets                   2%
Other Common Stocks                        34%
Machinery                                  13%
Communications Equipment                   10%

% of Total Net Assets

                                                                   MARKET
  SHARES                                                            VALUE
----------                                                      -------------
COMMON STOCKS - 97.85%

             AEROSPACE/DEFENSE - 3.34%
     4,200   Boeing .........................................   $     356,412
                                                                -------------

             AUTO COMPONENTS - 3.22%
     9,750   Johnson Controls ...............................         343,785
                                                                -------------

             BIOTECHNOLOGY - 3.03%
     4,600   Genzyme * ......................................         323,610
                                                                -------------

             CAPITAL MARKETS - 6.67%
     3,550   Affiliated Managers Group * ....................         352,657
     1,875   Goldman Sachs Group ............................         358,819
                                                                -------------
                                                                      711,476
                                                                -------------

             COMMUNICATIONS EQUIPMENT - 9.83%
    14,040   Cisco Systems * ................................         359,986
    12,875   Corning ........................................         343,891
     8,000   QUALCOMM .......................................         345,520
                                                                -------------
                                                                    1,049,397
                                                                -------------

             ELECTRONIC EQUIPMENT & INSTRUMENTS - 7.11%
     7,600   Amphenol, Class A ..............................         350,968
    12,450   Trimble Navigation * ...........................         408,236
                                                                -------------
                                                                      759,204
                                                                -------------

             ENERGY EQUIPMENT & SERVICES - 8.85%
     5,000   ENSCO International ............................         318,650
     2,000   Transocean .....................................         294,920
     4,100   Weatherford International * ....................         330,747
                                                                -------------
                                                                      944,317
                                                                -------------

             HOUSEHOLD DURABLES - 2.56%
     3,750   Whirlpool ......................................         272,925
                                                                -------------

             INTERNET SOFTWARE & SERVICES - 3.09%
    10,550   eBay * .........................................         330,109
                                                                -------------

             LIFE SCIENCES TOOLS & SERVICES - 3.42%
     5,945   Waters * .......................................         365,380
                                                                -------------

             MACHINERY - 13.02%
     4,100   Caterpillar ....................................         335,708
     4,285   Danaher ........................................         334,316
     4,100   Eaton ..........................................         360,144
     4,500   Parker Hannifin ................................         359,325
                                                                -------------
                                                                    1,389,493
                                                                -------------

             MEDIA - 2.96%
    12,800   DIRECTV Group * ................................         315,392
                                                                -------------

             MEDICAL PRODUCTS AND SUPPLIES - 3.09%
     7,525   St. Jude Medical * .............................         329,444
                                                                -------------

             METALS & MINING - 6.25%
     4,050   BHP Billiton, SP ADR ...........................         326,673
     2,995   Freeport-McMoRan Copper & Gold, Class B ........         340,681
                                                                -------------
                                                                      667,354
                                                                -------------

             ROAD & RAIL - 3.27%
     3,400   Burlington Northern Santa Fe ...................         348,670
                                                                -------------

             SEMICONDUCTORS & SEMICONDUCTOR
             EQUIPMENT - 5.86%
     4,600   MEMC Electronic Materials * ....................         289,662
    11,515   Texas Instruments ..............................         335,777
                                                                -------------
                                                                      625,439
                                                                -------------

             SOFTWARE - 3.18%
    16,300   Oracle * .......................................         339,855
                                                                -------------

             SPECIALTY RETAIL - 6.26%
     7,975   Best Buy .......................................         343,084
    14,950   Staples ........................................         324,415
                                                                -------------
                                                                      667,499
                                                                -------------

             WIRELESS TELECOMMUNICATION SERVICES - 2.84%
     5,225   America Movil, Series L, ADR ...................         302,841
                                                                -------------

             TOTAL COMMON STOCKS
              (Cost $10,039,865) ............................      10,442,602
                                                                -------------

INVESTMENT COMPANY - 2.39%

   254,733   BlackRock Liquidity Funds
              TempCash Portfolio ............................         254,733
                                                                -------------

             TOTAL INVESTMENT COMPANY
              (Cost $254,733) ...............................         254,733
                                                                -------------

TOTAL INVESTMENTS - 100.24%
 (Cost $10,294,598)** .......................................      10,697,335
                                                                -------------
NET OTHER ASSETS AND LIABILITIES - (0.24)% ..................         (25,638)
                                                                -------------
NET ASSETS - 100.00% ........................................   $  10,671,697
                                                                =============

----------
*     Non-income producing security.

** At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...............................   $     715,787
Gross unrealized depreciation ...............................        (313,050)
                                                                -------------
Net unrealized appreciation .................................   $     402,737
                                                                =============

ADR       American Depositary Receipt
SP ADR    Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

Aston Funds

VALUE FUND                                                        APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

(PIE CHART)

Communications                              5%
Retail                                      6%
Pharmaceutical                              6%
Insurance                                   9%
Technology                                  9%
Capital Goods                              11%
Cash and Other Net Assets                   1%
Other Common Stocks and Rights             23%
Oil and Gas Extraction                     16%
Finance                                    14%

% of Total Net Assets

                                                                    MARKET
  SHARES                                                            VALUE
----------                                                      -------------
COMMON STOCKS - 99.24%

             ADVERTISING - 1.00%
    60,018   Omnicom Group ..................................   $   2,865,259
                                                                -------------
             BASIC MATERIALS - 2.68%
     6,135   Air Products and Chemicals .....................         603,868
    16,110   MeadWestvaco ...................................         423,693
   107,910   PPG Industries .................................       6,622,437
                                                                -------------
                                                                    7,649,998
                                                                -------------

             CAPITAL GOODS - 11.08%
     2,800   Danaher ........................................         218,456
    33,635   Eaton ..........................................       2,954,498
     9,050   Genzyme * ......................................         636,667
     6,838   Grainger (W.W.) ................................         592,923
    74,770   Ingersoll-Rand, Class A ........................       3,318,293
   114,060   Lockheed Martin ................................      12,094,922
   141,315   Masco ..........................................       2,573,346
    52,035   Northrop Grumman ...............................       3,828,215
     8,930   Timken .........................................         322,820
     6,480   Toll Brothers * ................................         146,707
    68,820   United Technologies ............................       4,987,385
                                                                -------------
                                                                   31,674,232
                                                                -------------

             COMMUNICATIONS - 5.58%
   166,950   AT&T ...........................................       6,462,634
   130,747   Embarq .........................................       5,435,153
     7,500   Nokia, SP ADR ..................................         225,525
    62,530   Qwest Communications International .............         322,655
   110,809   Vodafone Group, SP ADR .........................       3,508,213
                                                                -------------
                                                                   15,954,180
                                                                -------------

             CONSUMER CYCLICALS - 2.42%
    12,408   Disney, Walt ...................................         402,391
    26,675   Johnson Controls ...............................         940,560
   156,800   Royal Caribbean Cruises ........................       5,001,920
    20,480   Time Warner Cable *                                      573,440
                                                                -------------
                                                                    6,918,311
                                                                -------------

             CONSUMER STAPLES - 5.21%
    84,460   Altria Group ...................................       1,689,200
    10,900   Clorox .........................................         577,700
   165,070   Philip Morris International * ..................       8,423,522
    62,800   Procter & Gamble ...............................       4,210,740
                                                                -------------
                                                                   14,901,162
                                                                -------------

             ELECTRICAL - 0.38%
    33,310   General Electric ...............................       1,089,237
                                                                -------------

             FINANCE - 14.15%
    11,288   American Express ...............................         542,050
   203,524   Bank of America ................................       7,640,291
   142,317   Bank of New York Mellon ........................       6,195,059
    34,253   Citigroup ......................................         865,573
    39,093   Franklin Resources .............................       3,719,699
    28,920   Goldman Sachs Group ............................       5,534,420
    47,790   JPMorgan Chase .................................       2,277,193
    12,673   Lehman Brothers Holdings .......................         560,654
    12,653   Merrill Lynch ..................................         630,499
    28,750   New York Community Bancorp .....................         536,763
    32,770   Prudential Financial ...........................       2,481,017
    71,970   State Street ...................................       5,191,916
    50,020   SunTrust Banks .................................       2,788,615
     9,898   UBS ............................................         332,474
    39,300   Wachovia .......................................       1,145,595
                                                                -------------
                                                                   40,441,818
                                                                -------------

             FOOD AND BEVERAGES - 4.15%
    42,370   Diageo, SP ADR .................................       3,470,103
    15,903   General Mills ..................................         960,541
    12,500   Heineken NV, SP ADR ............................         363,829
     7,588   Kellogg ........................................         388,278
    12,780   Kroger .........................................         348,255
    42,670   Nestle, SP ADR .................................       5,090,249
     9,868   PepsiCo ........................................         676,254
    17,470   Safeway ........................................         552,052
                                                                -------------
                                                                   11,849,561
                                                                -------------

             HEALTHCARE SERVICES - 1.47%
     9,223   UnitedHealth Group .............................         300,946
    78,460   WellPoint * ....................................       3,903,385
                                                                -------------
                                                                    4,204,331
                                                                -------------

             INSURANCE - 8.64%
   148,460   Allstate .......................................       7,476,446
    42,912   Chubb ..........................................       2,273,049
   169,510   Genworth Financial, Class A ....................       3,908,901
    44,590   Hartford Financial Services Group ..............       3,177,929
   125,450   MetLife ........................................       7,633,633
     4,280   Principal Financial Group ......................         229,665
                                                                -------------
                                                                   24,699,623
                                                                -------------

             OIL AND GAS EXTRACTION - 16.41%
    10,915   Apache .........................................       1,470,032
    49,291   Chevron Texaco .................................       4,739,330
    32,817   ConocoPhillips .................................       2,827,184
    56,280   Devon Energy ...................................       6,382,152
    30,860   El Paso ........................................         528,940
   114,370   Exxon Mobil ....................................      10,644,416
     7,320   Halliburton ....................................         336,061
    72,140   Hess ...........................................       7,661,268
    58,320   Marathon Oil ...................................       2,657,642
     7,390   Noble ..........................................         415,909

See accompanying Notes to Financial Statements.

Aston Funds

VALUE FUND                                                        APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                   MARKET
  SHARES                                                            VALUE
----------                                                      -------------
             OIL AND GAS EXTRACTION (CONTINUED)
     6,740   Sunoco .........................................   $     312,803
    97,010   Total, SP ADR ..................................       8,148,840
    22,310   Williams .......................................         792,005
                                                                -------------
                                                                   46,916,582
                                                                -------------

             PHARMACEUTICALS - 5.77%
    79,340   Johnson & Johnson ..............................       5,322,921
   125,900   Merck ..........................................       4,789,236
    10,300   Merck KGaA, ADR ................................         487,224
   132,330   Wyeth ..........................................       5,884,715
                                                                -------------
                                                                   16,484,096
                                                                -------------

             RETAIL - 5.70%
   157,972   CVS Caremark ...................................       6,377,330
   140,250   Macy's .........................................       3,546,923
    69,860   NIKE, Class B ..................................       4,666,648
    18,758   Staples ........................................         407,049
    10,710   Wal-Mart Stores ................................         620,966
    19,680   Walgreen .......................................         685,848
                                                                -------------
                                                                   16,304,764
                                                                -------------

             TECHNOLOGY - 8.85%
   100,625   Accenture, Class A .............................       3,778,469
     9,060   Automatic Data Processing ......................         400,452
    10,480   Hewlett-Packard ................................         485,748
   285,560   Intel ..........................................       6,356,566
    67,730   International Business Machines ................       8,175,011
   291,850   Oracle * .......................................       6,085,073
                                                                -------------
                                                                   25,281,319
                                                                -------------

             TRANSPORTATION - 0.45%
     3,795   Burlington Northern Santa Fe ...................         389,177
     6,368   Norfolk Southern ...............................         379,405
     7,030   United Parcel Service, Class B .................         509,042
                                                                -------------
                                                                    1,277,624
                                                                -------------

             UTILITIES - 5.30%
    11,880   American Electric Power ........................         530,204
    89,337   Dominion Resources .............................       3,876,332
    13,420   DPL ............................................         373,479
    60,300   FPL Group ......................................       3,997,287
    17,390   NRG Energy * ...................................         764,291
    18,683   PG&E ...........................................         747,320
    79,950   Public Service Enterprise Group ................       3,510,605
    24,020   Sempra Energy ..................................       1,361,213
                                                                -------------
                                                                   15,160,731
                                                                -------------

             TOTAL COMMON STOCKS
              (Cost $257,658,229) ...........................     283,672,828
                                                                -------------

RIGHTS - 0.01%

             FINANCE - 0.01%
     9,898   UBS Rights, Expire 05/19/08 * ..................          16,624
                                                                -------------

             TOTAL RIGHTS
              (Cost $0) .....................................          16,624
                                                                -------------

INVESTMENT COMPANY - 0.73%

 2,105,370   BlackRock Liquidity Funds
              TempCash Portfolio ............................   $   2,105,370
                                                                -------------

             TOTAL INVESTMENT COMPANY
              (Cost $2,105,370) .............................       2,105,370
                                                                -------------
TOTAL INVESTMENTS - 99.98%
 (Cost $259,763,599)** ......................................     285,794,822
                                                                -------------
NET OTHER ASSETS AND LIABILITIES - 0.02% ....................          50,094
                                                                -------------
NET ASSETS - 100.00% ........................................   $ 285,844,916
                                                                =============

----------
*     Non-income producing security.

** At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...............................   $  36,336,143
Gross unrealized depreciation ...............................     (10,304,920)
                                                                -------------
Net unrealized appreciation .................................   $  26,031,223
                                                                =============

ADR       American Depositary Receipt
SP ADR    Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

Aston Funds

TAMRO ALL CAP FUND                                                APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

[PIE CHART]

Capital Goods                                                         4%
Retail                                                                5%
Communications                                                        9%
Oil and Gas Extraction                                               12%
Food and Beverages                                                   12%
Cash and Other Net Assets                                             1%
Other Common Stocks                                                  22%
Technology                                                           19%
Finance                                                              16%

% of Total Net Assets

                                                                                      MARKET
   SHARES                                                                             VALUE
------------                                                                       ------------
COMMON STOCKS - 99.59%

                 BASIC MATERIALS - 2.16%
        7,842    Alcoa ........................................................... $    272,745
                                                                                   ------------
                 BIOTECHNOLOGY - 2.16%
        3,990    Genentech * .....................................................      272,118
                                                                                   ------------

                 CAPITAL GOODS - 4.14%
        5,230    Baldor Electric .................................................      169,452
        3,770    General Electric ................................................      123,279
        3,590    Raytheon ........................................................      229,652
                                                                                   ------------
                                                                                        522,383
                                                                                   ------------

                 CHEMICALS - 2.91%
        7,516    duPont (E. I.) de Nemours .......................................      367,608
                                                                                   ------------

                 COMMUNICATIONS - 8.57%
       12,022    Comcast, Class A ................................................      247,052
        8,450    Corning .........................................................      225,700
        7,345    F5 Networks * ...................................................      166,217
          290    Google, Class A *      . ........................................      166,544
        7,175    Verizon Communications ..........................................      276,094
                                                                                   ------------

                                                                                      1,081,607
                                                                                   ------------
                 CONSUMER CYCLICALS - 2.20%
        8,855    eBay * ..........................................................      277,073
                                                                                   ------------

                 CONSUMER STAPLES - 3.36%
        3,580    Apollo Group, Class A * .........................................      182,222
       21,245    Corinthian Colleges * ...........................................      241,131
                                                                                   ------------
                                                                                        423,353
                                                                                   ------------

                 FINANCE - 15.72%
        9,140    Allied Capital ..................................................      183,714
           98    Berkshire Hathaway, Class B * ...................................      436,786
       12,050    Calamos Asset Management, Class A ...............................      216,297
        1,400    Goldman Sachs Group .............................................      267,918
       14,120    Janus Capital Group .............................................      396,207
        6,052    JPMorgan Chase ..................................................      288,378
        2,670    Legg Mason ......................................................      160,948
        1,800    SLM * ...........................................................       33,354
                                                                                   ------------
                                                                                      1,983,602
                                                                                   ------------

                 FOOD AND BEVERAGES - 12.51%
        7,665    Anheuser-Busch ..................................................      377,118
        5,476    Coca-Cola .......................................................      322,372
        8,655    Hain Celestial Group * ..........................................      213,605
        8,520    Sysco ...........................................................      260,456
        5,305    Wm Wrigley Jr ...................................................      404,029
                                                                                   ------------
                                                                                      1,577,580
                                                                                   ------------

                 INDUSTRIAL - 0.51%
          955    Manpower ........................................................       64,109
                                                                                   ------------

                 MEDICAL PRODUCTS AND SUPPLIES - 1.05%
        1,970    Johnson & Johnson ...............................................      132,167
                                                                                   ------------

                 OIL AND GAS EXTRACTION - 11.71%
        5,815    Anadarko Petroleum ..............................................      387,046
        2,409    Exxon Mobil .....................................................      224,206
        3,940    National-Oilwell Varco * ........................................      269,693
        7,015    Willbros Group * ................................................      253,171
        5,556    XTO Energy ......................................................      343,694
                                                                                   ------------
                                                                                      1,477,810
                                                                                   ------------

                 PHARMACEUTICALS - 2.76%
        2,970    Merck ...........................................................      112,979
       12,798    Schering-Plough .................................................      235,611
                                                                                   ------------
                                                                                        348,590
                                                                                   ------------

                 RESTAURANTS - 1.13%
        2,384    McDonald's ......................................................      142,039
                                                                                   ------------

                 RETAIL - 5.04%
        5,320    Wal-Mart Stores .................................................      308,454
        9,375    Walgreen ........................................................      326,719
                                                                                   ------------
                                                                                        635,173
                                                                                   ------------

                 TECHNOLOGY - 19.57%
       12,150    Cisco Systems * .................................................      311,526
        7,275    Electronic Arts * ...............................................      374,444
       22,730    EMC * ...........................................................      350,042
       13,610    FalconStor Software * ...........................................      110,922
        1,495    International Business Machines .................................      180,447
        8,430    Intuit * ........................................................      227,357
       11,440    Microsoft .......................................................      326,269
        8,860    Network Appliance * .............................................      214,412
       11,545    Oracle * ........................................................      240,713
        4,145    Quality Systems .................................................      133,137
                                                                                   ------------
                                                                                      2,469,269
                                                                                   ------------

                 TRANSPORTATION - 1.90%
        3,315    United Parcel Service, Class B ..................................      240,039
                                                                                   ------------
                 UTILITIES - 2.19%
       15,895    AES * ...........................................................      275,937
                                                                                   ------------
                 TOTAL COMMON STOCKS
                  (Cost $10,875,532) .............................................   12,563,202
                                                                                   ------------

See accompanying Notes to Financial Statements.

Aston Funds

TAMRO ALL CAP FUND                                                APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                                      MARKET
   SHARES                                                                             VALUE
------------                                                                       ------------
INVESTMENT COMPANY - 0.32%

      39,988     BlackRock Liquidity Funds
                  TempCash Portfolio ............................................  $     39,988
                                                                                   ------------

                 TOTAL INVESTMENT COMPANY
                  (Cost $39,988) ................................................        39,988
                                                                                   ------------

TOTAL INVESTMENTS - 99.91%
 (Cost $10,915,520)** ...........................................................    12,603,190
                                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - 0.09% ........................................        11,021
                                                                                   ------------
NET ASSETS - 100.00% ............................................................  $ 12,614,211
                                                                                   ============

-----------------
*     Non-income producing security.

** At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................................................... $  2,240,820
Gross unrealized depreciation ....................................................     (553,150)
                                                                                   ------------
Net unrealized appreciation ...................................................... $  1,687,670
                                                                                   ============

See accompanying Notes to Financial Statements.

Aston Funds

RIVER ROAD DYNAMIC EQUITY INCOME FUND                             APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

[PIE CHART]

Closed-End Funds                                                   2%
Basic Materials                                                    6%
Consumer Non-Cyclicals                                             7%
Utilities                                                          8%
Industrial                                                         9%
Consumer Cyclicals                                                10%
Cash and Other net Assets                                          1%
Finance                                                           24%
Energy                                                            17%
Other Common Stocks                                               16%

% of Total Net Assets

                                                                                      MARKET
   SHARES                                                                             VALUE
------------                                                                       ------------
COMMON STOCKS - 96.43%

                 BASIC MATERIALS - 6.13%
       22,700    Dow Chemical .................................................... $    911,405
       13,175    Nucor ...........................................................      994,712
       28,450    RPM International ...............................................      634,435
                                                                                   ------------
                                                                                      2,540,552
                                                                                   ------------

                 COMMUNICATIONS - 3.60%
        9,675    CBS, Class B ....................................................      223,202
       14,950    New York Times, Class A .........................................      291,525
       25,450    Verizon Communications ..........................................      979,316
                                                                                   ------------
                                                                                      1,494,043
                                                                                   ------------

                 CONSUMER CYCLICALS - 9.63%
       31,025    Asbury Automotive Group .........................................      516,566
       13,225    Autoliv .........................................................      809,899
        6,600    Barnes & Noble ..................................................      213,048
        8,050    Carnival ........................................................      323,368
       14,050    Cato, Class A ...................................................      242,362
       18,400    CBRL Group ......................................................      679,696
       11,375    Harley-Davidson .................................................      435,094
        9,625    Oxford Industries ...............................................      267,479
        6,825    VF ..............................................................      507,644
                                                                                   ------------
                                                                                      3,995,156
                                                                                   ------------

                 CONSUMER NON-CYCLICALS - 6.63%
       10,350    Clorox ..........................................................      548,550
        9,750    General Mills ...................................................      588,900
       22,725    Industrias Bachoco, SP ADR ......................................      659,707
        7,975    Kimberly-Clark ..................................................      510,320
       11,725    McCormick & Co (Non-Voting Shares) ..............................      443,088
                                                                                   ------------
                                                                                      2,750,565
                                                                                   ------------

                 ENERGY - 16.70%
       12,275    Alliance Resource Partners LP ...................................      509,044
        8,375    Boardwalk Pipeline Partners LP ..................................      211,804
       12,725    Chevron Texaco ..................................................    1,223,509
       17,375    Encore Energy Partners LP .......................................      356,709
       15,675    Eni, SP ADR .....................................................    1,207,289
       17,250    Magellan Midstream Partners LP ..................................      701,730
       15,260    Markwest Energy Partners LP .....................................      544,782
       23,330    Penn West Energy Trust ..........................................      703,866
       24,500    Spectra Energy ..................................................      605,150
        6,325    TC Pipelines LP .................................................      221,375
       18,175    TEPPCO Partners LP ..............................................      637,761
                                                                                   ------------
                                                                                      6,923,019
                                                                                   ------------

                 FINANCE - 24.47%
        7,375    Allied Irish Banks, SP ADR ......................................      314,396
        6,345    Allstate ........................................................      319,534
       10,125    American Capital Strategies .....................................      321,469
       25,525    Associated Banc-Corp ............................................      721,592
       22,125    Bank of America .................................................      830,572
       11,900    BB&T ............................................................      408,051
       18,175    Cincinnati Financial ............................................      652,482
       29,165    Gallagher (Arthur J.) ...........................................      716,584
        4,550    JPMorgan Chase ..................................................      216,807
       13,340    LandAmerica Financial Group .....................................      382,858
       64,075    Medallion Financial .............................................      545,278
       44,875    NGP Capital Resources ...........................................      723,834
        5,325    PartnerRe .......................................................      393,944
       29,850    Prospect Capital ................................................      442,974
       13,875    Regions Financial ...............................................      304,140
        9,000    Safety Insurance Group ..........................................      323,100
        3,000    Student Loan ....................................................      381,540
        7,750    TCF Financial ...................................................      134,850
       26,300    U.S. Bancorp ....................................................      891,307
        8,050    Unitrin .........................................................      305,417
       14,350    Whitney Holding .................................................      335,934
       12,925    Zenith National Insurance .......................................      480,035
                                                                                   ------------
                                                                                     10,146,698
                                                                                   ------------

                 HEALTHCARE - 1.80%
        8,375    Johnson & Johnson ...............................................      561,879
        9,175    Pfizer ..........................................................      184,509
                                                                                   ------------
                                                                                        746,388
                                                                                   ------------

                 INDUSTRIAL - 9.22%
        5,925    3M ..............................................................      455,633
       30,175    General Electric ................................................      986,722
       12,975    Leggett & Platt .................................................      215,385
        8,950    PACCAR ..........................................................      423,514
       15,250    Sauer-Danfoss ...................................................      440,268
       36,025    Waste Management ................................................    1,300,503
                                                                                   ------------
                                                                                      3,822,025
                                                                                   ------------

                 REAL ESTATE INVESTMENT TRUSTS - 5.75%
       10,625    Carey LP (W.P.) .................................................      317,475
       22,125    Franklin Street Properties ......................................      326,786
        7,425    Health Care, REIT ...............................................      359,741
       26,475    Host Marriott ...................................................      455,370
       16,250    National Retail Properties ......................................      372,287
       20,950    Realty Income ...................................................      551,194
                                                                                   ------------
                                                                                      2,382,853
                                                                                   ------------

                 TECHNOLOGY - 4.13%
       12,450    Automatic Data Processing .......................................      550,290
       25,875    Intel ...........................................................      575,977
       16,125    Paychex .........................................................      586,466
                                                                                   ------------
                                                                                      1,712,733
                                                                                   ------------

See accompanying Notes to Financial Statements.

Aston Funds

RIVER ROAD DYNAMIC EQUITY INCOME FUND                             APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                                      MARKET
   SHARES                                                                             VALUE
-------------                                                                      ------------
                 UTILITIES - 8.37%
       11,275    ALLETE .......................................................... $    470,957
       26,225    Duke Energy .....................................................      480,180
       12,325    Integrys Energy Group ...........................................      590,244
       12,900    Otter Tail ......................................................      478,332
       26,900    Portland General Electric .......................................      645,600
       21,650    Southern ........................................................      806,030
                                                                                   ------------
                                                                                      3,471,343
                                                                                   ------------

                 TOTAL COMMON STOCKS
                  (Cost $39,605,046) .............................................   39,985,375
                                                                                   ------------

CLOSED-END FUNDS - 2.18%

                 FINANCE - 2.18%
       38,425    Calamos Strategic
                  Total Return Fund ..............................................      489,150
       27,775    First Trust/Four Corners Senior
                  Floating Rate Income Fund II ...................................      415,514
                                                                                   ------------
                 TOTAL CLOSED-END FUNDS
                  (Cost $1,034,875) ..............................................      904,664
                                                                                   ------------

INVESTMENT COMPANY - 1.17%

      483,577    BlackRock Liquidity Funds
                  TempFund Portfolio .............................................      483,577
                                                                                   ------------
                 TOTAL INVESTMENT COMPANY
                  (Cost $ 483,577) ...............................................      483,577
                                                                                   ------------

TOTAL INVESTMENTS - 99.78%
  (Cost $41,123,498)* ............................................................   41,373,616
                                                                                   ------------

NET OTHER ASSETS AND LIABILITIES - 0.22% .........................................       91,028
                                                                                   ------------
NET ASSETS - 100.00% ............................................................. $ 41,464,644
                                                                                   ============

-----------------
* At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................................................... $  2,198,896
Gross unrealized depreciation ....................................................   (1,948,778)
                                                                                   ------------
Net unrealized appreciation ...................................................... $    250,118
                                                                                   ============

ADR   American Depositary Receipt
LP    Limited Partnership
REIT  Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Aston Funds

OPTIMUM MID CAP FUND                                              APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

[PIE CHART]

Engineering/Construction                                                                  6%
Application Software                                                                      6%
Oil & Gas-Equipment & Services                                                            7%
Healthcare Equipment                                                                      8%
Electrical/Electronics Equipment & manufacturing Services /Office Electricals             9%
Human Resourece & Employment Services                                                     4%
Trucking                                                                                  4%
Cash and Other Net Assets                                                                 1%
Other Common Stocks                                                                      45%
Printing and Publishing                                                                  10%

% of Total Net Assets

                                                                                      MARKET
   SHARES                                                                             VALUE
-------------                                                                      ------------
COMMON STOCKS - 98.76%

                 ADVERTISING - 1.48%
    1,549,000    Interpublic Group * ............................................. $ 14,018,450
                                                                                   ------------
                 AGRICULTURE - 2.20%
      183,000    Bunge ...........................................................   20,878,470
                                                                                   ------------

                 APPLICATIONS SOFTWARE - 5.86%
      338,200    FactSet Research Systems ........................................   20,302,146
      926,300    Intuit * ........................................................   24,982,311
    1,012,630    Mentor Graphics * ...............................................   10,197,184
                                                                                   ------------
                                                                                     55,481,641
                                                                                   ------------

                 ASSET MANAGEMENT - 1.80%
      466,200    Eaton Vance .....................................................   17,062,920
                                                                                   ------------
                 AUTOMOTIVE PARTS & EQUIPMENT - 3.82%
      639,140    BorgWarner ......................................................   31,413,731
       64,000    Magna International, Class A ....................................    4,776,320
                                                                                   ------------
                                                                                     36,190,051
                                                                                   ------------

                 BROADCASTING & CABLE - 1.73%
    1,201,800    Belo, Class A ...................................................   12,138,180
      204,800    Hearst-Argyle Television ........................................    4,243,456
                                                                                   ------------
                                                                                     16,381,636
                                                                                   ------------

                 CHEMICALS - SPECIALTY/ DIVERSIFIED - 2.88%
      434,000    FMC .............................................................   27,246,520
                                                                                   ------------

                 COMMUNICATIONS EQUIPMENT - 2.99%
      524,800    Harris ..........................................................   28,354,944
                                                                                   ------------

                 COMPUTER HARDWARE - 0.75%
      180,130    Diebold .........................................................    7,061,096
                                                                                   ------------

                 COMPUTER STORAGE/PERIPHERAL - 2.95%
      889,300    Lexmark International Group, Class A * ..........................   27,915,127
                                                                                   ------------

                 ELECTRICAL/ELECTRONIC EQUIPMENT & MANUFACTURING SERVICES/OFFICE
                 ELECTRONICS - 8.80%

    1,940,400    Jabil Circuit ...................................................   21,111,552
      630,370    Molex ...........................................................   17,889,901
      390,435    Molex, Class A ..................................................   10,120,075
      932,955    Zebra Technologies * ............................................   34,286,096
                                                                                   ------------
                                                                                     83,407,624
                                                                                   ------------

                 ENGINEERING/CONSTRUCTION - 5.53%
      883,100    Chicago Bridge & Iron ...........................................   35,182,704
      427,300    URS * ...........................................................   17,237,282
                                                                                   ------------
                                                                                     52,419,986
                                                                                   ------------

                 ENTERTAINMENT AND LEISURE - 1.55%
      781,100    Mattel ..........................................................   14,645,625
                                                                                   ------------

                 FOOD, BEVERAGE, AND TOBACCO - 1.46%
      251,700    Molson Coors Brewing, Class B ...................................   13,803,228
                                                                                   ------------

                 HEALTHCARE EQUIPMENT - 8.38%
      322,300    Beckman Coulter .................................................   22,013,090
      516,500    Edwards Lifesciences * ..........................................   28,624,430
      614,300    Varian Medical Systems * ........................................   28,798,384
                                                                                   ------------
                                                                                     79,435,904
                                                                                   ------------

                 HEALTHCARE SERVICES - 1.54%
      600,700    Lincare Holdings * ..............................................   14,621,038
                                                                                   ------------

                 HUMAN RESOURCE
                 & EMPLOYMENT SERVICES - 4.49%
      633,200    Manpower ........................................................   42,506,716
                                                                                   ------------

                 INFORMATION TECHNOLOGY
                 CONSULTING & SERVICES - 2.48%
    5,642,000    Unisys * ........................................................   23,470,720
                                                                                   ------------

                 INSURANCE - 2.40%
      632,120    Cincinnati Financial ............................................   22,693,108
                                                                                   ------------

                 INTERNET SOFTWARE & SERVICES - 3.46%
      917,600    Akamai Technologies * ...........................................   32,822,552
                                                                                   ------------

                 LIFE SCIENCE TOOLS & SERVICES - 2.74%
      447,200    Charles River Laboratories * ....................................   25,959,960
                                                                                   ------------

                 NEWSPAPERS - 0.09%
       84,680    Ah Belo, Class A ................................................      825,630
                                                                                   ------------

                 OIL & GAS - EQUIPMENT & SERVICES - 6.46%
      280,185    Compagnie Generale
                 de Geophysique-Veritas, SP ADR * ................................   14,068,093
      701,046    FMC Technologies * ..............................................   47,110,292
                                                                                   ------------
                                                                                     61,178,385
                                                                                   ------------

                 OIL & GAS - EXPLORATION/PRODUCTION - 3.64%
    1,129,600    Denbury Resources * .............................................   34,520,576
                                                                                   ------------

                 PHARMACEUTICALS - 1.98%
    1,643,470    Biovail .........................................................   18,801,297
                                                                                   ------------

                 PRINTING AND PUBLISHING - 9.91%
      358,100    Gannett .........................................................   10,248,822
    2,575,300    New York Times, Class A .........................................   50,218,350
    1,285,500    Pearson, SP ADR .................................................   16,930,035
      586,857    Scholastic * ....................................................   16,520,025
                                                                                   ------------
                                                                                     93,917,232
                                                                                   ------------

See accompanying Notes to Financial Statements.

Aston Funds

OPTIMUM MID CAP FUND                                              APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                                      MARKET
   SHARES                                                                             VALUE
-------------                                                                      ------------
                 TRANSPORTATION - 3.41%
    2,442,500    Southwest Airlines .............................................. $ 32,338,700
                                                                                   ------------

                 TRUCKING - 3.98%
      475,200    Con-way .........................................................   21,978,000
      810,900    Werner Enterprises ..............................................   15,772,005
                                                                                   ------------
                                                                                     37,750,005
                                                                                   ------------

                 TOTAL COMMON STOCKS
                  (Cost $820,645,679) ............................................  935,709,141
                                                                                   ------------

INVESTMENT COMPANY - 1.63%
   15,402,217    BlackRock Liquidity Funds
                  TempCash Portfolio .............................................   15,402,217
                                                                                   ------------

                 TOTAL INVESTMENT COMPANY
                  (Cost $15,402,217) .............................................   15,402,217
                                                                                   ------------

TOTAL INVESTMENTS - 100.39%
 (Cost $836,047,896)** ...........................................................  951,111,358
                                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - (0.39)% .......................................   (3,704,666)
                                                                                   ------------
NET ASSETS - 100.00% ............................................................. $947,406,692
                                                                                   ============

-----------------
*       Non-income producing security.

** At April 30, 2008, cost is identical for book and Federal income tax purposes

Gross unrealized appreciation                                                      $197,134,853
Gross unrealized depreciation                                                       (82,071,391)
                                                                                   ------------
Net unrealized appreciation                                                        $115,063,462
                                                                                   ============

ADR     American Depositary Receipt
SP ADR  Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

Aston Funds

MONTAG & CALDWELL MID CAP GROWTH FUND                             APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

[PIE CHART]

Cash and Other Net Assets                                           5%
Other Common Stocks                                                20%
Finance                                                             5%
Healthcare Equipment                                                5%
Life Science Tools & Services                                       7%
Technology                                                         20%
Capital Goods                                                      13%
Retail                                                             10%
Energy                                                              8%
Oil and Gas Extraction                                              7%

% of Total Net Assets

                                                                                      MARKET
   SHARES                                                                             VALUE
-------------                                                                      ------------
COMMON STOCKS - 94.75%

                 CAPITAL GOODS - 12.71%
        1,200    Ametek .......................................................... $     58,224
          950    Cooper Industries ...............................................       40,271
          530    Fastenal ........................................................       25,869
          760    Joy Global ......................................................       56,430
          210    L-3 Communications Holdings .....................................       23,405
          770    Roper Industries ................................................       47,832
          480    Terex * .........................................................       33,446
                                                                                   ------------
                                                                                        285,477
                                                                                   ------------

                 COMMERCIAL SERVICES - 2.52%
        1,230    Ecolab ..........................................................       56,531
                                                                                   ------------

                 CONSUMER SERVICES - 2.15%
          480    International Game Technology ...................................       16,675
        1,440    Sonic * .........................................................       31,666
                                                                                   ------------
                                                                                         48,341
                                                                                   ------------

                 CONSUMER STAPLES - 3.97%
        1,240    Avon Products ...................................................       48,385
        1,790    Bare Escentuals * ...............................................       40,830
                                                                                   ------------
                                                                                         89,215
                                                                                   ------------

                 ENERGY - 7.71%
        1,620    BJ Services .....................................................       45,797
          470    Forest Oil * ....................................................       27,697
        2,100    ION Geophysical * ...............................................       33,453
          865    Smith International .............................................       66,181
                                                                                   ------------
                                                                                        173,128
                                                                                   ------------

                 FINANCE - 5.46%
          280    Affiliated Managers Group * .....................................       27,815
          870    Eaton Vance .....................................................       31,842
          790    Lazard, Class A .................................................       30,921
        1,380    SEI Investments .................................................       32,113
                                                                                   ------------
                                                                                        122,691
                                                                                   ------------

                 FOOD AND BEVERAGES - 2.61%
          770    WM Wrigley Jr. ..................................................       58,643
                                                                                   ------------

                 HEALTHCARE EQUIPMENT - 5.29%
          460    Bard (C.R.) .....................................................       43,318
        1,050    Dentsply International ..........................................       40,814
          510    Pediatrix Medical Group * .......................................       34,690
                                                                                   ------------
                                                                                        118,822
                                                                                   ------------

                 INDUSTRIALS - 1.58%
          410    Jacobs Engineering Group * ......................................       35,395
                                                                                   ------------

                 LIFE SCIENCE TOOLS & SERVICES - 6.67%
          840    Charles River Laboratories * ....................................       48,762
          360    Covance * .......................................................       30,164
        1,330    PerkinElmer .....................................................       35,325
          580    Waters * ........................................................       35,647
                                                                                   ------------
                                                                                        149,898
                                                                                   ------------

                 MEDICAL PRODUCTS AND SUPPLIES - 2.60%
        1,230    Hologic * .......................................................       35,904
          480    Varian Medical Systems * ........................................       22,502
                                                                                   ------------
                                                                                         58,406
                                                                                   ------------

                 OIL AND GAS EXTRACTION - 7.57%
          315    Core Laboratories * .............................................       39,463
          770    FMC Technologies * ..............................................       51,744
          560    Oceaneering International * .....................................       37,397
          980    Southwestern Energy * ...........................................       41,464
                                                                                   ------------
                                                                                        170,068
                                                                                   ------------

                 PHARMACEUTICALS - 1.18%
          820    VCA Antech * ....................................................       26,543
                                                                                   ------------
                 RETAIL - 9.75%
          460    Abercrombie & Fitch, Class A ....................................       34,182
        1,500    Dick's Sporting Goods * .........................................       42,900
        1,280    O'Reilly Automotive * ...........................................       36,954
          530    Polo Ralph Lauren ...............................................       32,918
          820    Tiffany .........................................................       35,703
        1,130    TJX .............................................................       36,409
                                                                                   ------------
                                                                                        219,066
                                                                                   ------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.62%
        1,360    Intersil, Class A ...............................................       36,339
                                                                                   ------------

                 TECHNOLOGY - 19.76%
        1,750    Akamai Technologies * ...........................................       62,597
        1,150    Amphenol, Class A ...............................................       53,107
        1,050    Autodesk * ......................................................       39,900
        1,190    Citrix Systems * ................................................       38,973
          900    Electronic Arts * ...............................................       46,323
        1,020    F5 Networks * ...................................................       23,083
          640    Factset Research Systems ........................................       38,419
          880    Fiserv * ........................................................       44,484
        2,170    NetApp * ........................................................       52,514
        1,800    Xilinx ..........................................................       44,586
                                                                                   ------------
                                                                                        443,986
                                                                                   ------------

See accompanying Notes to Financial Statements.

Aston Funds

MONTAG & CALDWELL MID CAP GROWTH FUND                             APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                                      MARKET
   SHARES                                                                             VALUE
-------------                                                                      ------------
                 TRANSPORTATION - 1.60%
          770    Expeditors International Washington ............................. $     35,874
                                                                                   ------------
                 TOTAL COMMON STOCKS
                  (Cost $2,166,799) ..............................................    2,128,423
                                                                                   ------------

INVESTMENT COMPANY - 3.81%

       85,612    BlackRock Liquidity Funds
                  TempCash Portfolio .............................................       85,612
                                                                                   ------------

                 TOTAL INVESTMENT COMPANY
                  (Cost $ 85,612) ................................................       85,612
                                                                                   ------------

TOTAL INVESTMENTS - 98.56%
 (Cost $2,252,411)** .............................................................    2,214,035
                                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - 1.44% .........................................       32,268
                                                                                   ------------
NET ASSETS - 100.00% ............................................................. $  2,246,303
                                                                                   ============

-----------------
*     Non-income producing security.

** At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................................................... $     96,636
Gross unrealized depreciation ....................................................     (135,012)
                                                                                   ------------
Net unrealized depreciation ...................................................... $    (38,376)
                                                                                   ============

See accompanying Notes to Financial Statements.

Aston Funds

CLARIVEST MID CAP GROWTH FUND                                     APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

[PIE CHART]

Utilities                                                                   6%
Consumer Staples                                                            7%
Consumer Discretionary                                                      8%
Information Technology, Software & Services                                 9%
Energy                                                                     10%
Exchange Traded Fund                                                        3%
Cash and Other Net Assets                                                   2%
Industrial                                                                 25%
Other Common Stocks                                                        17%
Materials                                                                  13%

% of Total Net Assets

                                                                                      MARKET
   SHARES                                                                             VALUE
-------------                                                                      ------------
COMMON STOCKS - 94.99%

                 CONSUMER DISCRETIONARY - 7.91%
           87    BorgWarner ...................................................... $      4,276
          120    D.R. Horton .....................................................        1,859
           35    DeVry ...........................................................        1,995
          120    Dollar Tree * ...................................................        3,792
          100    GameStop, Class A * .............................................        5,504
          142    Gap .............................................................        2,644
           38    Garmin ..........................................................        1,554
          101    Jarden * ........................................................        2,153
           64    M.D.C. Holdings .................................................        2,789
          235    Pulte Homes .....................................................        3,064
          241    Service Corp International ......................................        2,678
          102    TJX .............................................................        3,286
           26    VF ..............................................................        1,934
                                                                                   ------------
                                                                                         37,528
                                                                                   ------------

                 CONSUMER STAPLES - 7.23%
           53    Bunge ...........................................................        6,047
          133    Coca-Cola Enterprises ...........................................        2,993
          146    Flowers Foods ...................................................        3,780
          172    Fresh Del Monte Produce * .......................................        5,451
           74    JM Smucker ......................................................        3,691
           44    Loews Corp - Carolina Group .....................................        2,889
          102    Molson Coors Brewing, Class B ...................................        5,594
           56    PepsiAmericas ...................................................        1,439
          168    Sara Lee ........................................................        2,438
                                                                                   ------------
                                                                                         34,322
                                                                                   ------------

                 ENERGY - 10.21%
          238    Denbury Resources * .............................................        7,273
           82    ENSCO International .............................................        5,226
           87    Murphy Oil ......................................................        7,860
          160    National-Oilwell Varco * ........................................       10,952
           72    Noble ...........................................................        4,052
           20    Smith International .............................................        1,530
           50    W&T Offshore ....................................................        2,045
          118    Weatherford International * .....................................        9,519
                                                                                   ------------
                                                                                         48,457
                                                                                   ------------

                 FINANCE - 0.35%
          100    Annaly Capital Management REIT ..................................        1,676
                                                                                   ------------

                 HEALTHCARE - LIFE SCIENCES - TOOLS & SERVICES - 5.64%
           72    Applera-Applied Biosystems Group ................................        2,298
           38    Charles River Laboratories International * ......................        2,206
           46    Invitrogen * ....................................................        4,304
          175    PerkinElmer .....................................................        4,648
          109    Pharmaceutical Product Development ..............................        4,515
          152    Thermo Fisher Scientific * ......................................        8,796
                                                                                   ------------
                                                                                         26,767
                                                                                   ------------

                 HEALTHCARE / PHARMACEUTICALS - 0.65%
          327    King Pharmaceuticals * ..........................................        3,071
                                                                                   ------------

                 HEALTHCARE PROVIDERS & SERVICES - 5.21%
          173    CIGNA ...........................................................        7,389
          135    Express Scripts * ...............................................        9,453
          165    Humana * ........................................................        7,885
                                                                                   ------------
                                                                                         24,727
                                                                                   ------------

                 INDUSTRIAL - 24.90%
          199    AMETEK ..........................................................        9,655
           48    Belden ..........................................................        1,620
           47    Burlington Northern Santa Fe ....................................        4,820
          153    Dover ...........................................................        7,569
           46    DRS Technologies ................................................        2,872
           54    Eaton ...........................................................        4,743
          211    EMCOR Group * ...................................................        5,288
          253    Federal Signal ..................................................        3,512
           52    Flowserve .......................................................        6,453
           37    Fluor ...........................................................        5,656
           59    Goodrich ........................................................        4,021
           46    Honeywell International .........................................        2,732
           60    Jacobs Engineering Group * ......................................        5,180
          132    Kirby * .........................................................        7,239
          101    L-3 Communications Holdings .....................................       11,256
           78    Northrop Grumman ................................................        5,738
           80    Pall ............................................................        2,782
           76    Parker Hannifin .................................................        6,069
          102    Pentair .........................................................        3,757
           37    Precision Castparts .............................................        4,350
           97    Textron .........................................................        5,918
           58    Watson Wyatt Worldwide, Class A .................................        3,400
          101    Woodward Governor ...............................................        3,548
                                                                                   ------------
                                                                                        118,178
                                                                                   ------------

                 INFORMATION TECHNOLOGY - ELECTRONIC
                 EQUIPMENT & INSTRUMENTS - 1.50%
           87    Arrow Electronics * .............................................        2,367
          102    Avnet Inc * .....................................................        2,671
           72    Western Digital * ...............................................        2,087
                                                                                   ------------
                                                                                          7,125
                                                                                   ------------

                 INFORMATION TECHNOLOGY, SOFTWARE & SERVICES - 9.04%
          259    Activision * ....................................................        7,006
           96    Affiliated Computer Services, Class A * .........................        5,085
          157    Alliance Data Systems * .........................................        9,013
          171    BMC Software * ..................................................        5,944
          241    CA ..............................................................        5,336

See accompanying Notes to Financial Statements.

Aston Funds

CLARIVEST MID CAP GROWTH FUND                                     APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                                      MARKET
   SHARES                                                                             VALUE
-------------                                                                      ------------
                 INFORMATION TECHNOLOGY, SOFTWARE & SERVICES (CONTINUED)
           94    Computer Sciences * ............................................. $      4,097
           62    Hewitt Associates, Class A * ....................................        2,542
           61    Metavante Technologies * ........................................        1,438
           68    MICROS Systems * ................................................        2,424
                                                                                   ------------
                                                                                         42,885
                                                                                   ------------

                 MATERIALS - 12.54%
           49    Air Products and Chemicals ......................................        4,823
          145    AK Steel Holding ................................................        9,103
          210    Celanese, Series A ..............................................        9,398
           58    Mosaic * ........................................................        7,106
           84    Owens-Illinois * ................................................        4,633
          150    Sigma-Aldrich ...................................................        8,553
          218    Steel Dynamics ..................................................        7,597
           53    Terra Industries * ..............................................        2,007
           41    United States Steel .............................................        6,312
                                                                                   ------------
                                                                                         59,532
                                                                                   ------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.11%
          147    Amkor Technology * ..............................................        1,404
           70    MEMC Electronic Materials * .....................................        4,408
          204    NVIDIA * ........................................................        4,192
                                                                                   ------------
                                                                                         10,004
                                                                                   ------------

                 TELECOMMUNICATION SERVICES - 1.42%
          207    CenturyTel ......................................................        6,717
                                                                                   ------------

                 UTILITIES - 6.28%
           33    Energen .........................................................        2,252
          102    National Fuel Gas ...............................................        5,220
          155    PPL .............................................................        7,443
          105    Questar .........................................................        6,513
          108    Sempra Energy ...................................................        6,120
           87    UGI .............................................................        2,262
                                                                                   ------------
                                                                                         29,810
                                                                                   ------------

                 TOTAL COMMON STOCKS
                  (Cost $ 451,476) ...............................................      450,799
                                                                                   ------------

EXCHANGE TRADED FUND - 3.02%
          132    iShares Russell Midcap
                  Growth Index Fund ..............................................       14,323
                                                                                   ------------

                 TOTAL EXCHANGE TRADED FUND
                  (Cost $ 13,748) ................................................       14,323
                                                                                   ------------

INVESTMENT COMPANY - 1.37%
        6,494    BlackRock Liquidity Funds
                  TempCash Portfolio ............................................. $      6,494
                                                                                   ------------
                 TOTAL INVESTMENT COMPANY
                  (Cost $ 6,494) .................................................        6,494
                                                                                   ------------

TOTAL INVESTMENTS - 99.38%
 (Cost $471,718)** ...............................................................      471,616
                                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - 0.62% .........................................        2,943
                                                                                   ------------
NET ASSETS - 100.00% ............................................................. $    474,559
                                                                                   ============

-----------------
*     Non-income producing security.

** At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................................................... $     30,740
Gross unrealized depreciation ....................................................      (30,842)
                                                                                   ------------
Net unrealized depreciation ...................................................... $       (102)
                                                                                   ============

REIT  Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Aston Funds

CARDINAL MID CAP VALUE FUND                                       APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

[PIE CHART]

Insurance                                                              8%
Finance                                                                8%
Industrial                                                             9%
Healthcare Providers & Services                                        9%
Consumer Discretionary                                                 9%
Cash and Other Net Assets                                              4%
Information Technology Software & Services                            21%
Other Common Stocks                                                   13%
Materials                                                             10%
Energy                                                                 9%

% of Total Net Assets

                                                                                      MARKET
   SHARES                                                                             VALUE
-------------                                                                      ------------
COMMON STOCKS - 95.85%

                 CONSUMER DISCRETIONARY - 9.19%
        1,089    American Eagle Outfitters ....................................... $     20,005
          353    Barnes & Noble ..................................................       11,395
           10    NVR * ...........................................................        6,135
          979    Speedway Motorsports ............................................       25,493
          425    Stanley Works ...................................................       20,502
        1,142    Triarc, Class A .................................................        7,903
          400    Wendy's International ...........................................       11,600
                                                                                   ------------
                                                                                        103,033
                                                                                   ------------

                 ENERGY - 9.28%
          263    Chesapeake Energy ...............................................       13,597
          370    Comstock Resources * ............................................       16,831
          369    Oceaneering International * .....................................       24,642
          200    Pioneer Natural Resources .......................................       11,546
          460    Plains Exploration & Production * ...............................       28,649
          100    SandRidge Energy * ..............................................        4,518
          100    Southwestern Energy * ...........................................        4,231
                                                                                   ------------
                                                                                        104,014
                                                                                   ------------

                 FINANCE - 7.96%
          173    Affiliated Managers Group * .....................................       17,186
          417    Cash America International ......................................       17,009
          706    Investment Technology Group * ...................................       34,072
        1,326    Nelnet, Class A .................................................       16,960
          546    UCBH Holdings ...................................................        3,975
                                                                                   ------------
                                                                                         89,202
                                                                                   ------------

                 HEALTHCARE EQUIPMENT & SUPPLIES - 1.90%
          455    West Pharmaceutical Services ....................................       21,344
                                                                                   ------------

                 HEALTHCARE PROVIDERS & SERVICES - 8.90%
          672    Coventry Health Care * ..........................................       30,059
          211    Henry Schein * ..................................................       11,683
          517    Laboratory Corp of America Holdings * ...........................       39,096
          376    Quest Diagnostics ...............................................       18,868
                                                                                   ------------
                                                                                         99,706
                                                                                   ------------

                 HEALTHCARE SERVICES - 2.38%
        1,078    IMS Health ......................................................       26,680
                                                                                   ------------

                 INDUSTRIAL - 8.85%
          505    DRS Technologies ................................................       31,532
          641    Equifax .........................................................       24,531
          846    RR Donnelley & Sons .............................................       25,921
          750    TeleTech Holdings * .............................................       17,197
                                                                                   ------------
                                                                                         99,181
                                                                                   ------------

                 INFORMATION TECHNOLOGY, SOFTWARE & SERVICES - 21.04%
        1,399    Check Point Software Technologies * .............................       33,044
        1,776    Convergys * .....................................................       27,919
          600    Fair Isaac ......................................................       14,862
          426    Fiserv * ........................................................       21,534
          610    Hewitt Associates * .............................................       25,010
          810    Intuit * ........................................................       21,846
        1,651    Progress Software * .............................................       49,910
          596    Sybase * ........................................................       17,534
        1,131    VeriFone Holdings * .............................................       12,656
          500    Western Union ...................................................       11,500
                                                                                   ------------
                                                                                        235,815
                                                                                   ------------

                 INSURANCE - 7.86%
          451    Gallagher (Arthur J.) ...........................................       11,081
          541    Genworth Financial, Class A .....................................       12,475
          708    Hilb Rogal and Hobbs ............................................       20,482
        1,266    Willis Group Holdings ...........................................       43,994
                                                                                   ------------
                                                                                         88,032
                                                                                   ------------

                 MATERIALS - 9.63%
          205    Allegheny Technologies ..........................................       14,110
          637    Carpenter Technology ............................................       32,665
          145    Compass Minerals International ..................................        9,135
          592    H.B. Fuller .....................................................       13,663
          720    Silgan Holdings .................................................       38,362
                                                                                   ------------
                                                                                        107,935
                                                                                   ------------

                 MEDIA - 4.25%
          902    Scholastic * ....................................................       25,391
        1,724    Virgin Media ....................................................       22,240
                                                                                   ------------
                                                                                         47,631
                                                                                   ------------

                 TELECOMMUNICATION SERVICES - 4.61%
        2,566    Citizens Communications .........................................       27,508
        2,053    Windstream ......................................................       24,102
                                                                                   ------------
                                                                                         51,610
                                                                                   ------------

                 TOTAL COMMON STOCKS
                  (Cost $1,166,842) ..............................................    1,074,183
                                                                                   ------------

See accompanying Notes to Financial Statements.

Aston Funds

CARDINAL MID CAP VALUE FUND                                       APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                                      MARKET
   SHARES                                                                             VALUE
-------------                                                                      ------------
INVESTMENT COMPANY - 4.69%

       52,579    BlackRock Liquidity Funds
                  TempCash Portfolio ............................................. $     52,579
                                                                                   ------------

                 TOTAL INVESTMENT COMPANY
                  (Cost$ 52,579) .................................................       52,579
                                                                                   ------------

TOTAL INVESTMENTS - 100.54%
 (Cost $1,219,421)** .............................................................    1,126,762
                                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - (0.54)% .......................................       (6,106)
                                                                                   ------------
NET ASSETS - 100.00% ............................................................. $  1,120,656
                                                                                   ============

-----------------
*    Non-income producing security.

** At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................................................... $     45,062
Gross unrealized depreciation ....................................................     (137,721)
                                                                                   ------------
Net unrealized depreciation ...................................................... $    (92,659)
                                                                                   ============

See accompanying Notes to Financial Statements.

Aston Funds

RIVER ROAD SMALL-MID CAP FUND                                     APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

(PIE CHART)

Cash and Other Net Assets      5%
Commercial Services            7%
Finance                        8%
Other Common Stocks           10%
Consumer Non-Cyclicals         9%
Utilities                      5%
Technology                     5%
Consumer Cyclicals            19%
Industrial                    17%
Energy                        15%

% of Total Net Assets

                                                        MARKET
 SHARES                                                 VALUE
---------                                            ------------
COMMON STOCKS - 95.24%

            BASIC MATERIALS - 3.34%
   31,510   Airgas ...............................   $  1,516,576
   98,930   Glatfelter ...........................      1,443,389
    6,650   Horsehead Holding * ..................         93,233
                                                     ------------
                                                        3,053,198
                                                     ------------

            COMMERCIAL SERVICES - 7.28%
   49,200   Bowne & Co. ..........................        818,688
   16,065   Consolidated Graphics * ..............        934,501
   32,160   FirstService * .......................        777,950
   72,360   Rent-A-Center * ......................      1,557,911
   14,830   UniFirst .............................        694,192
   85,730   United Rentals * .....................      1,615,153
    8,155   Viad   . .............................        256,556
                                                     ------------
                                                        6,654,951
                                                     ------------

            COMMUNICATIONS - 1.95%
    7,960   Anixter International * ..............        453,481
   23,740   Meredith .............................        769,413
   28,760   New York Times, Class A ..............        560,820
                                                     ------------
                                                        1,783,714
                                                     ------------

            CONSUMER CYCLICALS - 19.34%
   41,180   Asbury Automotive Group ..............        685,647
   25,870   Autoliv ..............................      1,584,279
   56,540   Barnes & Noble .......................      1,825,111
   19,822   Benihana * ...........................        205,752
   61,365   Benihana, Class A * ..................        636,969
   18,130   Bob Evans Farms ......................        508,909
   14,920   Brightpoint * ........................        136,667
  117,953   Casey's General Stores ...............      2,610,300
   49,560   CBRL Group ...........................      1,830,746
   65,190   Dollar Tree * ........................      2,060,004
   20,110   DreamWorks Animation SKG, lass A * ...        562,276
   34,890   Dress Barn * .........................        469,619
   87,970   Fred's, Class A ......................        974,708
   37,370   Papa John's International * ..........      1,008,990
   63,070   PetSmart .............................      1,411,507
   19,670   Regis ................................        574,364
   23,065   Speedway Motorsports .................        600,613
                                                     ------------
                                                       17,686,461
                                                     ------------

            CONSUMER NON-CYCLICALS - 9.49%
   34,526   American Dairy * .....................        400,502
   11,500   Coca-Cola Bottling ...................        658,030
   51,960   Industrias Bachoco, SP ADR ...........      1,508,399
   46,537   J & J Snack Foods ....................      1,332,820
  102,190   National Beverage ....................        823,651
   67,100   Ruddick ..............................      2,596,770
   28,900   Village Super Market, Class A ........      1,360,901
                                                     ------------
                                                        8,681,073
                                                     ------------

            ENERGY - 14.79%
   46,200   Cal Dive International * .............        563,178
   38,950   Cimarex Energy .......................      2,426,585
   34,220   Complete Production Services * .......        924,282
   53,065   Encore Acquisition * .................      2,421,356
   39,280   Gulfport Energy * ....................        455,255
   61,670   Helix Energy Solutions Group * .......      2,130,699
   22,850   Helmerich & Payne ....................      1,228,188
   13,730   Petroleum Development * ..............      1,032,908
    5,960   SEACOR Holdings * ....................        507,256
   35,210   Swift Energy * .......................      1,835,849
                                                     ------------
                                                       13,525,556
                                                     ------------

            FINANCE - 8.01%
    2,295   Alleghany * ..........................        790,627
    1,300   ASTA Funding .........................         18,551
   18,049   Cass Information Systems .............        608,612
   34,975   Commerce Bancshares ..................      1,521,413
   22,282   Hilb Rogal and Hobbs .................        644,618
   17,035   Max Capital Group ....................        398,789
   15,200   Oppenheimer Holdings, Class A ........        567,720
   11,260   PartnerRe ............................        833,015
      890   Student Loan .........................        113,190
   20,570   TCF Financial ........................        357,918
   33,400   Whitney Holding ......................        781,894
   18,670   Zenith National Insurance ............        693,404
                                                     ------------
                                                        7,329,751
                                                     ------------

            HEALTHCARE SERVICES - 4.25%
   30,030   Cambrex                                       175,675
   18,140   Endo Pharmaceuticals Holdings * ......        450,416
   20,460   Health Net * .........................        599,273
   17,460   Lincare Holdings * ...................        424,976
   11,790   STERIS ...............................        326,701
   30,480   Universal Health Services, Class B ...      1,909,267
                                                     ------------
                                                        3,886,308
                                                     ------------

            INDUSTRIAL - 16.97%
   24,765   AMERCO * .............................      1,422,254
   80,690   AptarGroup ...........................      3,562,463
   43,780   Brink's ..............................      3,184,995
   62,360   Houston Wire & Cable .................      1,166,756
   45,850   Ituran Location and Control ..........        489,678
    9,150   NACCO Industries, Class A ............        822,585
   37,840   Pactiv, Class A * ....................        900,214
   92,340   Republic Services ....................      2,935,489
   13,470   Sauer-Danfoss ........................        388,879
   50,800   TrueBlue * ...........................        646,684
                                                     ------------
                                                       15,519,997
                                                     ------------

See accompanying Notes to Financial Statements.

Aston Funds

RIVER ROAD SMALL-MID CAP FUND                                     APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                        MARKET
 SHARES                                                 VALUE
---------                                            ------------
            TECHNOLOGY - 5.09%
   34,130   Agilysys .............................   $    374,065
   14,540   Bel Fuse, Class B ....................        379,058
   25,810   Equifax ..............................        987,749
  157,250  Ingram Micro, Class A * ...............      2,674,823
   18,110   Intevac * ............................        240,501
                                                     ------------
                                                        4,656,196
                                                     ------------

            UTILITIES - 4.73%
   16,595   ALLETE                                        693,172
   11,480   Integrys Energy Group ................        549,777
   63,390   Pike Electric * ......................      1,016,776
   44,706   Portland General Electric ............      1,072,944
   33,002   SJW ..................................        992,370
                                                     ------------
                                                        4,325,039
                                                     ------------
            TOTAL COMMON STOCKS
             (Cost $85,105,430) ..................     87,102,244
                                                     ------------

INVESTMENT COMPANIES - 6.11%

1,056,669   BlackRock Liquidity Funds
             TempCash Portfolio ..................      1,056,669
4,528,014   BlackRock Liquidity Funds
             TempFund Portfolio ..................      4,528,014
                                                     ------------

            TOTAL INVESTMENT COMPANIES
             (Cost $5,584,683) ...................      5,584,683
                                                     ------------
TOTAL INVESTMENTS - 101.35%
  (Cost $90,690,113)** ...........................     92,686,927
                                                     ------------
NET OTHER ASSETS AND LIABILITIES - (1.35)% .......     (1,235,160)
                                                     ------------
NET ASSETS - 100.00% .............................   $ 91,451,767
                                                     ============

----------
*     Non-income producing security.

** At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ....................   $  5,992,720
Gross unrealized depreciation ....................     (3,995,906)
                                                     ------------
Net unrealized appreciation ......................   $  1,996,814
                                                     ============

ADR       American Depositary Receipt
SP ADR    Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

Aston Funds

VEREDUS AGGRESSIVE GROWTH FUND                                    APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

(PIE CHART)

Oil & Gas - Equipment & Services              5%
Electronic Equipment & Instruments            5%
Computer Software                             7%
Information Technology, Software & Services   9%
Medical Products and Supplies                 9%
Aerospace and Defense                         5%
Cash and Other Net Assets                     3%
Other Common Stocks                          32%
Retail                                       15%
Industrial - Construction & Engineering      10%

% of Total Net Assets

                                                       MARKET
 SHARES                                                 VALUE
---------                                            -----------
COMMON STOCKS - 96.94%

            AEROSPACE AND DEFENSE - 4.88%
   46,425   Aerovironment * ......................   $ 1,110,022
   50,500   Axsys Technologies * .................     2,754,775
   50,625   Curtiss-Wright .......................     2,404,181
                                                     -----------
                                                       6,268,978
                                                     -----------

            BASIC MATERIALS - 0.70%
  104,100   Buckeye Technologies * ...............       898,383
                                                     -----------

            CHEMICALS - 4.61%
   16,600   Innophos Holdings ....................       297,306
   49,075   Koppers Holdings .....................     2,377,193
   59,375   OM Group * ...........................     3,251,375
                                                     -----------
                                                       5,925,874
                                                     -----------

            COMPUTER SOFTWARE - 7.02%
  217,000   Aspen Technology * ...................     2,981,580
   73,800   Concur Technologies * ................     2,445,732
  106,400   Omniture * ...........................     2,428,048
   60,025   Taleo, Class A * .....................     1,170,488
                                                     -----------
                                                       9,025,848
                                                     -----------

            CONSUMER DISCRETIONARY/AUTOMOBILE
            & COMPONENTS - 1.23%
  107,575   Amerigon * ...........................     1,579,201
                                                     -----------

            CONSUMER DISCRETIONARY/FOOTWARE - 3.56%
   33,100   Deckers Outdoor * ....................     4,570,117
                                                     -----------

            ELECTRONIC EQUIPMENT
            & INSTRUMENTS - 5.21%
  279,050   JA Solar Holdings, ADR * .............     6,699,990
                                                     -----------

            HEALTHCARE SERVICES - 0.94%
   92,125   Sun Healthcare Group * ...............     1,211,444
                                                     -----------

            INDUSTRIAL - CONSTRUCTION
            & ENGINEERING - 10.34%
   18,575   Bucyrus International, Class A .......     2,339,150
  116,675   EMCor Group * ........................     2,923,875
   30,100   Layne Christensen * ..................     1,284,367
   63,200   Perini * .............................     2,286,576
  110,673   URS * ................................     4,464,549
                                                     -----------
                                                      13,298,517
                                                     -----------

            INDUSTRIAL - ELECTRONICS - 0.99%
   36,375   Woodward Governor ....................     1,277,854
                                                     -----------

            INDUSTRIAL - METAL/FABRICATE/
            HARDWARE - 1.41%
   18,450   Valmont Industries ...................     1,816,587
                                                     -----------

            INFORMATION TECHNOLOGY,
            SOFTWARE & SERVICES - 9.07%
  236,725   FalconStor Software * ................     1,929,309
   70,400   Sohu.com * ...........................     4,866,752
   99,200   Solera Holdings * ....................     2,560,352
   69,725   Syntel ...............................     2,308,595
                                                     -----------
                                                      11,665,008
                                                     -----------

            MACHINERY - 4.09%
   35,825   Middleby * ...........................     2,248,019
   75,350   Robbins & Myers ......................     3,003,451
                                                     -----------
                                                       5,251,470
                                                     -----------

            MANUFACTURING - 0.67%
   36,900   Polypore International * .............       863,829
                                                     -----------

            MEDICAL PRODUCTS AND SUPPLIES - 8.56%
   11,375   Bio-Rad Laboratories, Class A * ......       948,106
  130,600   Hologic * ............................     3,812,214
   80,250   Illumina * ...........................     6,250,672
                                                     -----------
                                                      11,010,992
                                                     -----------

            OIL & GAS - EQUIPMENT &
            SERVICES - 5.13%
   56,950   Hornbeck Offshore Services * .........     2,840,097
  104,075   Willbros Group * .....................     3,756,067
                                                     -----------
                                                       6,596,164
                                                     -----------

            OIL & GAS - EXPLORATION/
            PRODUCTION - 3.30%
   48,825   Carrizo Oil & Gas * ..................     3,099,899
   25,400   SandRidge Energy * ...................     1,147,572
                                                     -----------
                                                       4,247,471
                                                     -----------

            OIL AND GAS EXTRACTION - 1.06%
   65,450   PetroQuest Energy * ..................     1,360,051
                                                     -----------

            RESTAURANTS - 3.19%
   69,525   Jack in the Box * ....................     1,859,794
   54,575   Red Robin Gourmet Burgers * ..........     2,241,941
                                                     -----------
                                                       4,101,735
                                                     -----------

            RETAIL - 14.68%
   50,475   Buckle (The) .........................     2,452,076
  124,425   Dick's Sporting Goods * ..............     3,558,555
   78,850   Guess? ...............................     3,018,378
   74,175   J. Crew Group * ......................     3,523,313
   52,550   Under Armour, Class A * ..............     1,751,491
   99,175   Warnaco Group * ......................     4,575,934
                                                     -----------
                                                      18,879,747
                                                     -----------

See accompanying Notes to Financial Statements.

Aston Funds

VEREDUS AGGRESSIVE GROWTH FUND                                    APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                        MARKET
  SHARES                                                VALUE
---------                                            ------------
            SEMICONDUCTORS - 3.62%
  136,050   AuthenTec * ..........................   $  1,824,430
   71,175   Hittite Microwave * ..................      2,825,647
                                                     ------------
                                                        4,650,077
                                                     ------------

            TELECOMMUNICATIONS EQUIPMENT - 2.68%
  102,025   Ciena * ..............................      3,449,465
                                                     ------------

            TOTAL COMMON STOCKS
             (Cost $115,858,760) .................    124,648,802
                                                     ------------

INVESTMENT COMPANY - 3.32%
4,271,634   BlackRock Liquidity Funds
             TempCash Portfolio ..................      4,271,634
                                                     ------------
            TOTAL INVESTMENT COMPANY
             (Cost $4,271,634) ...................      4,271,634
                                                     ------------

TOTAL INVESTMENTS - 100.26%
 (Cost $120,130,394)** ...........................    128,920,436
                                                     ------------
NET OTHER ASSETS AND LIABILITIES - (0.26)% .......       (333,662)
                                                     ------------
NET ASSETS - 100.00% .............................   $128,586,774
                                                     ============

----------
*      Non-income producing security.

** At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ....................   $ 16,934,525
Gross unrealized depreciation ....................     (8,144,483)
                                                     ------------
Net unrealized appreciation ......................   $  8,790,042
                                                     ============

ADR    American Depositary Receipt

See accompanying Notes to Financial Statements.

Aston Funds

TAMRO SMALL CAP FUND                                              APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

(PIE CHART)

Consumer Cyclicals          4%
Commercial Services         6%
Oil and Gas Extraction      6%
Pharmaceuticals             7%
Food and Beverages         10%
Capital Goods              10%
Cash and Other Net Assets   3%
Technology                 21%
Finance                    18%
Other Common Stocks        15%

% of Total Net Assets

                                                        MARKET
 SHARES                                                 VALUE
---------                                            ------------
COMMON STOCKS - 96.79%

            CAPITAL GOODS - 10.37%
  229,830   Baldor Electric ......................   $  7,446,492
  141,571   DRS Technologies .....................      8,839,693
  107,675   General Cable * ......................      7,214,225
  487,518   Steelcase, Class A ...................      5,401,700
  128,110   Teleflex .............................      7,057,580
                                                     ------------
                                                       35,959,690
                                                     ------------

            COMMERCIAL SERVICES - 5.73%
  311,375   AMN Healthcare Services * ............      4,542,961
  759,845   Corinthian Colleges * ................      8,624,241
  114,610   Watson Wyatt & Co. Holdings ..........      6,718,438
                                                     ------------
                                                       19,885,640
                                                     ------------

            CONSUMER CYCLICALS - 4.20%
  461,850   Acco Brands * ........................      6,428,952
  341,287   Prestige Brands Holdings * ...........      3,064,757
  103,945   Vail Resorts * .......................      5,075,634
                                                     ------------
                                                       14,569,343
                                                     ------------

            ENERGY - 2.90%
   80,323   Alpha Natural Resources * ............      3,907,714
   60,292   Holly ................................      2,500,912
   70,040   Massey Energy ........................      3,665,193
                                                     ------------
                                                       10,073,819
                                                     ------------

            FINANCE - 17.84%
  436,380   Calamos Asset Management, Class A ....      7,833,021
  121,111   GAMCO Investors ......................      5,572,317
  303,355   KBW * ................................      7,201,648
  565,740   Knight Capital Group * ...............     10,584,995
  503,375   Lexington Realty Trust, REIT .........      7,248,600
  313,905   Raymond James Financial ..............      9,031,047
  241,268   Washington REIT ......................      8,572,252
  176,995   Wilmington Trust .....................      5,819,596
                                                     ------------
                                                       61,863,476
                                                     ------------

            FOOD AND BEVERAGES - 10.17%
  338,060   Hain Celestial Group * ...............      8,343,321
  262,245   Lance ................................      5,496,655
  160,955   Performance Food Group * .............      5,385,554
  972,098   SunOpta * ............................      5,375,702
  222,615   TreeHouse Foods * ....................      5,046,682
  284,995   United Natural Foods * ...............      5,642,901
                                                     ------------
                                                       35,290,815
                                                     ------------

            HEALTHCARE SUPPLIES - 1.80%
  966,485   OraSure Technologies * ...............      6,243,493
                                                     ------------

            INFORMATION TECHNOLOGY,
            SOFTWARE & SERVICES - 2.02%
  861,429   FalconStor Software * ................      7,020,646
                                                     ------------

            MEDICAL PRODUCTS AND SUPPLIES - 1.73%
  104,065   Analogic .............................      5,993,103
                                                     ------------

            OIL AND GAS EXTRACTION - 6.27%
  111,205   Whiting Petroleum * ..................      8,509,407
  366,398   Willbros Group * .....................     13,223,304
                                                     ------------
                                                       21,732,711
                                                     ------------

            PHARMACEUTICALS - 6.54%
  189,495   NBTY * ...............................      5,334,284
  265,060   Perrigo ..............................     10,864,809
   76,690   United Therapeutics * ................      6,480,305
                                                     ------------
                                                       22,679,398
                                                     ------------

            RESTAURANTS - 2.34%
  289,440   Bob Evans Farms ......................      8,124,581
                                                     ------------

            RETAIL - 2.58%
   75,255   Blue Nile * ..........................      3,737,916
  368,285   Carter's * ...........................      5,207,550
                                                     ------------
                                                        8,945,466
                                                     ------------

            TECHNOLOGY - 21.30%
  470,002   Double-Take Software * ...............      6,993,630
  167,424   Eclipsys * ...........................      3,477,397
  370,325   Emulex * .............................      4,847,554
  276,690   F5 Networks * ........................      6,261,495
  367,465   L-1 Identity Solutions * .............      5,295,171
  190,027   ManTech International, Class A * .....      9,077,590
1,017,175   Packeteer * ..........................      7,171,084
  129,350   Quality Systems ......................      4,154,722
  475,190   RightNow Technologies * ..............      5,688,024
2,239,625   Safeguard Scientifics * ..............      3,583,400
  224,553   SeaChange International * ............      1,607,800
  126,700   Take-Two Interactive Software * ......      3,324,608
  195,810   THQ * ................................      4,166,837
1,071,185   TIBCO Software * .....................      8,215,989
                                                     ------------
                                                       73,865,301
                                                     ------------

See accompanying Notes to Financial Statements.

Aston Funds

TAMRO SMALL CAP FUND                                              APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                        MARKET
 SHARES                                                 VALUE
---------                                            ------------
             TELECOMMUNICATION SERVICES - 1.00%
   176,095   Cbeyond * ...........................   $  3,476,115
                                                     ------------
             TOTAL COMMON STOCKS
              (Cost $318,076,958) ................    335,723,597
                                                     ------------

INVESTMENT COMPANY - 4.05%

14,066,485   BlackRock Liquidity Funds
              TempCash Portfolio .................     14,066,485
                                                      ------------
             TOTAL INVESTMENT COMPANY
              (Cost $14,066,485) .................     14,066,485
                                                     ------------
TOTAL INVESTMENTS - 100.84%
 (Cost $332,143,443)** ...........................    349,790,082
                                                     ------------
NET OTHER ASSETS AND LIABILITIES - (0.84)% .......     (2,921,916)
                                                     ------------
NET ASSETS - 100.00% .............................   $346,868,166
                                                     ============

--------------
*     Non-income producing security.

** At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ....................   $ 51,735,640
Gross unrealized depreciation ....................    (34,089,001)
                                                     ------------
Net unrealized appreciation ......................   $ 17,646,639
                                                     ============

REIT  Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Aston Funds

RIVER ROAD SMALL CAP VALUE FUND                                   APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

(PIE CHART)

Cash and Other Net Assets                                             5%
Utilities                                                             5%
Finance                                                               7%
Commercial Services                                                  10%
Energy                                                               12%
Other Common Stocks                                                   5%
Technology                                                            4%
Consumer Cyclicals                                                   19%
Consumer Non-Cyclicals                                               17%
Industrial                                                           16%

                                                                                      MARKET
   SHARES                                                                             VALUE
-------------                                                                      ------------
COMMON STOCKS - 95.43%

                 BASIC MATERIALS - 1.95%
      285,760    Glatfelter ...................................................... $  4,169,238
       96,886    Horsehead Holding * .............................................    1,358,342
                                                                                   ------------
                                                                                      5,527,580
                                                                                   ------------

                 COMMERCIAL SERVICES - 10.31%
       82,880    Barrett Business Services .......................................      994,560
      210,742    Bowne & Co. .....................................................    3,506,747
       53,740    Consolidated Graphics * .........................................    3,126,056
      155,638    Electro Rent ....................................................    2,102,669
      107,800    FirstService * ..................................................    2,607,682
       99,420    Korn/Ferry International * ......................................    1,855,177
      215,230    Rent-A-Center * .................................................    4,633,902
      311,760    RSC Holdings * ..................................................    2,880,662
      229,520    TrueBlue * ......................................................    2,921,790
       80,050    UniFirst ........................................................    3,747,141
       28,270    Viad ............................................................      889,374
                                                                                   ------------
                                                                                     29,265,760
                                                                                   ------------

                 COMMUNICATIONS - 1.37%
       82,200    Meredith ........................................................    2,664,102
       62,710    New York Times, Class A .........................................    1,222,845
                                                                                   ------------
                                                                                      3,886,947
                                                                                   ------------

                 CONSUMER CYCLICALS - 19.23%
      127,480    Asbury Automotive Group .........................................    2,122,542
      328,362    Audiovox, Class A * .............................................    3,585,713
      163,700    Barnes & Noble ..................................................    5,284,236
       86,255    Benihana * ......................................................      895,327
      196,470    Benihana, Class A * .............................................    2,039,359
       29,229    Canterbury Park Holding .........................................      251,662
      425,520    Casey's General Stores ..........................................    9,416,758
      137,110    CBRL Group ......................................................    5,064,843
      107,780    Dollar Tree * ...................................................    3,405,848
      114,220    Dress Barn * ....................................................    1,537,401
      367,370    Fred's, Class A .................................................    4,070,460
      110,052    Frisch's Restaurants ............................................    2,679,766
      168,554    Hampshire Group *. ..............................................    1,634,974
      107,810    Jos. A. Bank Clothiers * ........................................    2,631,642
      133,660    Lazare Kaplan International * ...................................    1,249,721
       66,104    Nathan's Famous * ...............................................      879,183
      121,900    Papa John's International * .....................................    3,291,300
       65,170    Regis ...........................................................    1,902,964
      136,540    Ruth's Chris Steak House * ......................................    1,003,569
       61,560    Speedway Motorsports ............................................    1,603,022
                                                                                   ------------
                                                                                     54,550,290
                                                                                   ------------

                 CONSUMER NON-CYCLICALS - 16.90%
      179,021    American Dairy * ................................................    2,076,644
       95,209    Coca-Cola Bottling ..............................................    5,447,859
      140,910    HQ Sustainable Maritime Industries * ............................    1,628,920
      284,852    Industrias Bachoco, SP ADR ......................................    8,269,254
      148,172    J & J Snack Foods ...............................................    4,243,646
      492,688    Mac-Gray * ......................................................    4,848,050
       64,521    Maui Land & Pineapple * .........................................    2,032,411
      407,143    National Beverage ...............................................    3,281,573
       99,430    PetMed Express * ................................................    1,115,605
      246,070    Ruddick .........................................................    9,522,909
      116,530    Village Super Market, Class A ...................................    5,487,398
                                                                                   ------------
                                                                                     47,954,269
                                                                                   ------------

                 ENERGY - 11.66%
      272,010    Cal Dive International * ........................................    3,315,802
      128,140    Complete Production Services * ..................................    3,461,061
       92,257    Eastern American Natural Gas Trust ..............................    2,585,964
      160,800    Encore Acquisition * ............................................    7,337,304
      544,959    Evolution Petroleum * ...........................................    2,719,345
      138,938    Gulfport Energy * ...............................................    1,610,291
      182,238    HKN * ...........................................................    1,592,760
       57,450    Petroleum Development * .........................................    4,321,963
      117,800    Swift Energy * ..................................................    6,142,092
                                                                                   ------------
                                                                                     33,086,582
                                                                                   ------------

                 FINANCE - 7.48%
        8,001    ASTA Funding ....................................................      114,174
       92,058    Cass Information Systems ........................................    3,104,196
      137,610    FBR Capital Markets * ...........................................      894,465
       26,809    Gyrodyne Company of America .....................................    1,045,551
       91,315    Hilb Rogal and Hobbs ............................................    2,641,743
        9,790    LandAmerica Financial Group .....................................      278,232
      503,919    Medallion Financial .............................................    4,288,351
       83,480    Oppenheimer Holdings, Class A ...................................    3,117,978
       50,910    Prospect Capital ................................................      755,504
        3,580    Student Loan ....................................................      455,304
       26,700    Whitney Holding .................................................      625,047
      554,444    Zapata * ........................................................    3,908,830
                                                                                   ------------
                                                                                     21,229,375
                                                                                   ------------

                 HEALTHCARE SERVICES - 1.51%
      218,850    Cambrex .........................................................    1,280,272
      114,370    Greatbatch * ....................................................    2,079,247
       33,520    STERIS ..........................................................      928,839
                                                                                   ------------
                                                                                      4,288,358
                                                                                   ------------

See accompanying Notes to Financial Statements.

Aston Funds

RIVER ROAD SMALL CAP VALUE FUND                                   APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED


                                                                                      MARKET
   SHARES                                                                             VALUE
-------------                                                                      ------------
                 INDUSTRIAL - 15.49%
       91,160    AMERCO * ........................................................ $  5,235,319
      297,150    AptarGroup ......................................................   13,119,172
      127,240    Brink's .........................................................    9,256,710
      254,353    Houston Wire & Cable ............................................    4,758,945
      129,620    Intevac * .......................................................    1,721,354
      211,710    Ituran Location and Control .....................................    2,261,063
       31,859    NACCO Industries, Class A .......................................    2,864,124
       55,970    Sauer-Danfoss ...................................................    1,615,854
      618,530    WCA Waste * .....................................................    3,117,391
                                                                                   ------------
                                                                                     43,949,932
                                                                                   ------------

                 TECHNOLOGY - 4.35%
      195,720    Agilysys ........................................................    2,145,091
       13,570    Bel Fuse, Class A ...............................................      384,031
       90,330    Bel Fuse, Class B ...............................................    2,354,903
      251,280    Brightpoint * ...................................................    2,301,725
       32,560    Computer Services ...............................................    1,110,296
      172,570    Ingram Micro, Class A * .........................................    2,935,416
      364,500    Optimal Group, Class A * ........................................    1,115,370
                                                                                   ------------
                                                                                     12,346,832
                                                                                   ------------

                 UTILITIES - 5.18%
       43,430    ALLETE ..........................................................    1,814,071
       59,010    PICO Holdings * .................................................    2,084,233
      209,240    Pike Electric * .................................................    3,356,210
      160,840    Portland General Electric .......................................    3,860,160
      118,930    SJW .............................................................    3,576,225
                                                                                   ------------
                                                                                     14,690,899
                                                                                   ------------

                 TOTAL COMMON STOCKS
                  (Cost $267,559,479) ............................................  270,776,824
                                                                                   ------------

INVESTMENT COMPANIES - 5.23%
      635,878    BlackRock Liquidity Funds
                   TempCash Portfolio ............................................      635,878
                                                                                   ------------
   14,213,229    BlackRock Liquidity Funds
                   TempFund Portfolio ............................................   14,213,229
                                                                                   ------------
                 TOTAL INVESTMENT COMPANIES
                  (Cost $14,849,107) .............................................   14,849,107
                                                                                   ------------

TOTAL INVESTMENTS - 100.66%
 (Cost $282,408,586)** ...........................................................  285,625,931
                                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - (0.66)% .......................................   (1,877,444)
                                                                                   ------------
NET ASSETS - 100.00% ............................................................. $283,748,487
                                                                                   ============

-----------------
*     Non-income producing security.

** At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................................................... $ 26,406,020
Gross unrealized depreciation ....................................................  (23,188,675)
                                                                                   ------------
Net unrealized appreciation ...................................................... $  3,217,345
                                                                                   ============

ADR     American Depositary Receipt
SP ADR  Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

Aston Funds

NEPTUNE INTERNATIONAL FUND                                        APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)


(PIE CHART)

Consumer Staples                                                     3%
Pharmaceuticals                                                      4%
Consumer Cyclicals                                                   5%
Cash and Other Net Assets                                           10%
Communications                                                      11%
Food and Beverages                                                  11%
Industrial                                                           2%
Transportation                                                       1%
Basic Materials                                                     23%
Energy                                                              17%
Finance                                                             13%

% of Total Net Assets

                                                                                      MARKET
   SHARES                                                                             VALUE
-------------                                                                      ------------
COMMON STOCKS - 90.25%

                 AUSTRALIA - 0.23%
        7,250    Foster's Group .................................................. $     34,681
                                                                                   ------------

                 CHINA - 21.90%
      100,000    China Life Insurance ............................................      433,714
       35,000    China Mobile ....................................................      602,260
      175,000    China Oilfield Services .........................................      321,564
      165,000    CNOOC ...........................................................      291,333
      176,240    Mandarin Oriental International .................................      391,253
      350,000    PetroChina ......................................................      520,970
       40,000    Ping An Insurance ...............................................      379,564
      110,000    Shangri-La Asia .................................................      304,883
                                                                                   ------------
                                                                                      3,245,541
                                                                                   ------------

                 GERMANY - 7.71%
        6,000    Bayer ...........................................................      513,405
       10,000    ThyssenKrupp ....................................................      628,172
                                                                                   ------------
                                                                                      1,141,577
                                                                                   ------------

                 JAPAN - 0.55%
        1,800    Komatsu .........................................................       54,527
        4,300    Toray Industries ................................................       26,796
                                                                                   ------------
                                                                                         81,323
                                                                                   ------------

                 LUXEMBOURG - 2.10%
        3,000    Evraz Group, GDR ................................................      311,250
                                                                                   ------------
                 NETHERLANDS - 5.31%
        5,000    Akzo Nobel ......................................................      425,417
       19,000    Reed Elsevier ...................................................      361,061
                                                                                   ------------
                                                                                        786,478
                                                                                   ------------

                 NORWAY - 3.46%
        7,000    Yara International ..............................................      513,062
                                                                                   ------------

                 RUSSIA - 29.30%
          500    Aeroflot - Russian International Airlines, GDR ..................      212,357
       13,000    Gazprom, SP ADR .................................................      688,350
        3,250    LUKOIL, SP ADR ..................................................      291,850
       22,500    Mining and Metallurgical Company Norilsk Nickel, ADR ............      612,000
        4,000    Mobile TeleSystems, SP ADR ......................................      310,320
        8,000    Polyus Gold, SP ADR .............................................      425,200
       45,000    Rosneft Oil, GDR ................................................      441,000
        1,000    Sberbank, GDR ...................................................      382,228
        9,000    Vimpel-Communications, SP ADR ...................................      271,440
        3,500    Wimm-Bill-Dann Foods, ADR .......................................      425,950
        8,000    X 5 Retail Group, GDR * .........................................      280,000
                                                                                   ------------
                                                                                      4,340,695
                                                                                   ------------

                 UNITED KINGDOM - 19.69%
       13,000    AMEC ............................................................      205,492
        7,500    AstraZeneca .....................................................      317,334
       20,000    Diageo ..........................................................      410,785
       12,500    GlaxoSmithKline .................................................      278,612
       38,000    ICAP ............................................................      442,757
       10,000    Imperial Tobacco Group ..........................................      480,972
      362,880    Rolls-Royce Group, B Shares * ...................................          721
       31,500    Tullett Prebon PLC ..............................................      272,761
       15,000    Unilever ........................................................      507,615
                                                                                   ------------
                                                                                      2,917,049
                                                                                   ------------

                 TOTAL COMMON STOCKS
                  (Cost $12,468,634) .............................................   13,371,656
                                                                                   ------------

RIGHTS - 0.16%

                 RUSSIA - 0.16%
        8,000    X 5 Retail Group Rights, expires 05/01/08 * (a) .................       24,318
                                                                                   ------------
                 TOTAL RIGHTS
                  (Cost $--) .....................................................       24,318
                                                                                   ------------

INVESTMENT COMPANIES - 9.62%

      736,447    BlackRock Liquidity Funds
                   TempCash Portfolio ............................................      736,447

      689,508    BlackRock Liquidity Funds
                   TempFund Portfolio ............................................      689,508
                                                                                   ------------
                 TOTAL INVESTMENT COMPANIES
                  (Cost $1,425,955) ..............................................    1,425,955
                                                                                   ------------
TOTAL INVESTMENTS - 100.03%
 (Cost $13,894,589)** ............................................................   14,821,929
                                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - (0.03)%                                               (4,728)
                                                                                   ------------
NET ASSETS - 100.00% ............................................................. $ 14,817,201
                                                                                   ============

-----------------
*    Non-income producing security.

** At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................................................... $  1,020,490
Gross unrealized depreciation ....................................................      (93,150)
                                                                                   ------------
Net unrealized appreciation ...................................................... $    927,340
                                                                                   ============

(a) Security with a total aggregate market value of $24,318 or 0.16% of the net assets, were valued under the fair value procedures established by the Funds' Board of Trustees.

ADR      American Depositary Receipt

GDR      Global Depositary Receipt

SP ADR   Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

Aston Funds

BARINGS INTERNATIONAL FUND                                        APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

(PIE CHART)

Exchange Traded Fund                                           3%
Communication                                                  3%
Consumer Cyclicals                                             4%
Capital Goods                                                  5%
Cash and Other Net Assets                                      7%
Industrial                                                     7%
Telecommunication Services                                     8%
Transportation                                                 2%
Utilities                                                      1%
Basic Material                                                16%
Consumer Non-Cyclicals                                        16%
Energy                                                        14%
Finance                                                       14%

% of Total Net Assets

                                                                                      MARKET
   SHARES                                                                             VALUE
-------------                                                                      ------------
COMMON STOCKS - 89.85%

                 AUSTRALIA - 7.40%
       51,547    Dyno Nobel ...................................................... $    142,501
        4,911    Orica ...........................................................      134,836
        6,210    QBE Insurance Group .............................................      148,178
        3,891    WorleyParsons ...................................................      142,441
                                                                                   ------------
                                                                                        567,956
                                                                                   ------------

                 BELGIUM - 1.52%
        1,305    Mobistar ........................................................      116,821
                                                                                   ------------

                 BRAZIL - 1.71%
        1,079    Petroleo Brasileiro, ADR ........................................      131,012
                                                                                   ------------

                 DENMARK - 1.61%
        1,800    Novo Nordisk, Class B ...........................................      123,916
                                                                                   ------------

                 FINLAND - 1.53%
        3,813    Nokia ...........................................................      117,409
                                                                                   ------------

                 FRANCE - 5.17%
        2,266    Neuf Cegetel ....................................................      126,952
        1,873    Suez ............................................................      133,069
        1,624    Total ...........................................................      136,781
                                                                                   ------------
                                                                                        396,802
                                                                                   ------------

                 GERMANY - 5.32%
        1,656    Bayer ...........................................................      141,700
        1,465    Fresenius .......................................................      121,696
          655    Rational ........................................................      145,241
                                                                                   ------------
                                                                                        408,637
                                                                                   ------------

                 GREECE - 3.15%
        2,777    Coca-Cola Hellenic Bottling .....................................      125,292
        5,339    Hellenic Exchanges ..............................................      116,712
                                                                                   ------------
                                                                                        242,004
                                                                                   ------------

                 JAPAN - 12.21%
        4,800    Komatsu .........................................................      145,406
        6,000    Matsushita Electric Industrial ..................................      141,078
        4,000    Mitsubishi ......................................................      128,480
        5,000    Mitsui ..........................................................      117,325
        8,000    Nomura Holdings .................................................      139,097
       22,000    Tokyu ...........................................................      116,575
       18,000    Toshiba .........................................................      149,214
                                                                                   ------------
                                                                                        937,175
                                                                                   ------------

                 LUXEMBOURG - 3.30%
        1,441    ArcelorMittal ...................................................      127,780
        1,175    Millicom International Cellular, SDR * ..........................      125,608
                                                                                   ------------
                                                                                        253,388
                                                                                   ------------

                 NETHERLANDS - 1.88%
        1,614    Fugro, CVA ......................................................      144,457
                                                                                   ------------

                 NORWAY - 3.25%
        4,950    Aker Kvaerner ...................................................      126,691
        1,677    Yara International ..............................................      122,915
                                                                                   ------------
                                                                                        249,606
                                                                                   ------------

                 PAPUA NEW GUINEA - 1.18%
       32,657    Lihir Gold * ....................................................       90,587
                                                                                   ------------

                 RUSSIA - 3.21%
        2,360    Gazprom, SP ADR .................................................      124,962
        1,562    Mobile TeleSystems, SP ADR ......................................      121,180
                                                                                   ------------
                                                                                        246,142
                                                                                   ------------

                 SINGAPORE - 5.44%
       27,000    Capitaland ......................................................      135,194
       18,000    Keppel ..........................................................      136,986
       23,000    Singapore Exchange ..............................................      145,695
                                                                                   ------------
                                                                                        417,875
                                                                                   ------------

                 SPAIN - 1.62%
        4,295    Telefonica ......................................................      124,538
                                                                                   ------------

                 SWITZERLAND - 8.16%
        1,650    Julius Baer Holding .............................................      122,458
          912    Lonza Group .....................................................      124,634
          264    Nestle ..........................................................      126,630
          433    Syngenta ........................................................      129,338
          403    Zurich Financial Services .......................................      123,391
                                                                                   ------------
                                                                                        626,451
                                                                                   ------------

                 UNITED KINGDOM - 22.19%
       11,184    BP ..............................................................      135,870
        7,033    De La Rue .......................................................      119,771
        2,273    Imperial Tobacco Group ..........................................      109,325
        1,770    Lonmin ..........................................................      109,169
        3,809    Peter Hambro Mining .............................................       95,577
        2,024    Reckitt Benckiser Group .........................................      118,235
       14,596    Rolls-Royce Group ...............................................      127,404
      864,192    Rolls-Royce Group, Class B * ....................................        1,718
        5,539    Shire ...........................................................      103,139

See accompanying Notes to Financial Statements.

Aston Funds

BARINGS INTERNATIONAL FUND                                        APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED


                                                                                      MARKET
   SHARES                                                                              VALUE
-------------                                                                      ------------
                 UNITED KINGDOM (CONTINUED)
        3,703    Standard Chartered ............................................   $    132,087
       15,253    Tesco .........................................................        130,106
        9,444    Tullow Oil ....................................................        141,583
        3,813    Unilever ......................................................        129,036
       39,667    Vodafone Group ................................................        126,429
        1,583    Xstrata .......................................................        124,200
                                                                                   ------------
                                                                                      1,703,649
                                                                                   ------------

                 TOTAL COMMON STOCKS
                 (Cost $6,582,184) .............................................      6,898,425
                                                                                   ------------

EXCHANGE TRADED FUND - 3.06%

                 UNITED STATES - 3.06%
        3,096    iShares MSCI EAFE Index Fund ..................................        234,708
                                                                                   ------------

                 TOTAL EXCHANGE TRADED FUND
                  (Cost $ 222,311) .............................................        234,708
                                                                                   ------------

INVESTMENT COMPANIES - 5.47%

      394,370    BlackRock Liquidity Funds
                   TempCash Portfolio ..........................................        394,370

       25,536    BlackRock Liquidity Funds
                   TempFund Portfolio ..........................................         25,536
                                                                                   ------------

                 TOTAL INVESTMENT COMPANIES
                  (Cost $ 419,906) .............................................        419,906
                                                                                   ------------

TOTAL INVESTMENTS - 98.38%
 (Cost $7,224,401)** ...........................................................      7,553,039
                                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - 1.62% .......................................        124,301
                                                                                   ------------
NET ASSETS - 100.00% ...........................................................   $  7,677,340
                                                                                   ============

-----------------
*        Non-income producing security.

** At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..................................................   $    454,203
Gross unrealized depreciation ..................................................       (125,565)
                                                                                   ------------
Net unrealized appreciation.....................................................   $    328,638
                                                                                   ============

ADR      American Depositary Receipt

CVA      Commanditaire Vennootschap op Andelen (Limited Partnership with Shares)

SDR      Swedish Depository Receipt

SP ADR   Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

Aston Funds

ABN AMRO GLOBAL REAL ESTATE FUND                                  APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

(PIE CHART)

Storage                                  3%
Healthcare                               3%
Industrial                               5%
Residential                              8%
Office Properties                        9%
Cash and Other Net Assets                1%
Closed-End Fund & Rights                 1%
Diversified                             25%
Real Estate Management & Development    25%
Retail                                  20%

% of Total Net Assets

                                                                       MARKET
 SHARES                                                                 VALUE
--------                                                             ------------
COMMON STO CKS - 97.89%

           AUSTRALIA - 14.37%
  84,861   CFS Retail Property Trust..............................   $    179,348
 104,617   Challenger Diversified Property Group .................         76,991
 170,943   DB RREEF Trust ........................................        284,668
 110,643   GPT Group .............................................        347,625
 154,532   ING Office Fund .......................................        203,393
  67,139   Mirvac Group ..........................................        266,053
  63,516   Stockland .............................................        433,276
  62,527   Westfield Group .......................................      1,076,058
   1,852   Westfield Group * .....................................         30,771
                                                                     ------------
                                                                        2,898,183
                                                                     ------------

           AUSTRIA - 2.11%
   6,100   CA Immobilien Anlagen * ...............................        142,397
   7,100   Conwert Immobilien Invest * ...........................        131,262
  13,700   Immofinanz Immobilien Anlagen AG ......................        151,668
                                                                     ------------
                                                                          425,327
                                                                     ------------

           CANADA - 3.67%
   7,350   Boardwalk Real Estate Investment Trust ................        291,197
   9,900   H&R Real Estate Investment Trust ......................        192,377
  12,300   RioCan Real Estate Investment Trust ...................        256,113
                                                                     ------------
                                                                          739,687
                                                                     ------------

           FINLAND - 0.94%
  11,000   Citycon ...............................................         64,066
  13,957   Technopolis ...........................................        125,965
                                                                     ------------
                                                                          190,031
                                                                     ------------

           FRANCE - 6.23%
   1,600   Icade .................................................        229,396
   2,400   Klepierre .............................................        146,564
   1,000   Societe de la Tour Eiffel .............................        143,450
   2,850   Unibail-Rodamco .......................................        737,654
                                                                     ------------
                                                                        1,257,064
                                                                     ------------

           GERMANY - 0.86%
   5,300   DIC Asset .............................................        173,541
                                                                     ------------

           HONG KONG - 6.12%
  29,000   Henderson Land Development ............................        221,412
  28,000   Kerry Properties ......................................        189,525
  47,000   Sun Hung Kai Properties ...............................        823,223
                                                                     ------------
                                                                        1,234,160
                                                                     ------------

           JAPAN - 13.60%
      17   Japan Real Estate Investment ..........................        201,087
      17   Kenedix Realty Investment .............................        100,543
  40,000   Mitsubishi Estate .....................................      1,161,706
  27,000   Mitsui Fudosan ........................................        680,290
  24,000   Sumitomo Realty & Development .........................        600,087
                                                                     ------------
                                                                        2,743,713
                                                                     ------------

           NETHERLANDS - 1.83%
   1,000   Corio .................................................         93,671
   7,000   Eurocastle Investment .................................         85,365
   2,200   Eurocommercial Properties .............................        127,102
   1,900   Vastned Offices/Industrial ............................         62,628
                                                                     ------------
                                                                          368,766
                                                                     ------------

           SINGAPORE - 4.74%
  60,000   Ascendas Real Estate Investment Trust .................        113,713
  67,000   CapitalCommercial Trust ...............................        110,674
  53,000   Capitaland ............................................        265,381
  54,000   CapitaMall Trust ......................................        138,579
 296,000   Lippo-Mapletree Indonesia Retail Trust * ..............        124,420
 119,000   Mapletree Logistics Trust .............................         90,388
 101,000   Suntec Real Estate Investment Trust ...................        112,466
                                                                     ------------
                                                                          955,621
                                                                     ------------

           SWEDEN - 0.55%
   6,500   Fabege ................................................         61,071
   2,300   Wihlborgs Fastigheter .................................         50,711
                                                                     ------------
                                                                          111,782
                                                                     ------------

           UNITED KINGDOM - 10.42%
  11,500   Big Yellow Group ......................................         90,090
  26,000   British Land ..........................................        434,764
   6,500   Derwent London ........................................        173,052
  14,000   Grainger ..............................................        100,350
  13,500   Great Portland Estates ................................        123,004
  12,300   Hammerson .............................................        246,519
  18,800   Land Securities Group .................................        575,655
  27,000   Safestore Holdings ....................................         78,111
  25,000   Segro .................................................        229,277
  11,500   Workspace Group .......................................         52,133
                                                                     ------------
                                                                        2,102,955
                                                                     ------------

See accompanying Notes to Financial Statements.

Aston Funds

ABN AMRO GLOBAL REAL ESTATE FUND                                  APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                   MARKET
  SHARES                                                           VALUE
---------                                                      ------------
            UNITED STATES - 32.45%
    3,050   AvalonBay Communities ..........................   $    304,238
    1,850   Boston Properties ..............................        185,907
    2,700   Camden Property Trust ..........................        142,857
   12,500   DCT Industrial Trust ...........................        125,000
    9,000   Developers Diversified Realty ..................        386,550
    3,300   Digital Realty Trust ...........................        127,875
    7,400   Equity Residential .............................        307,248
    1,950   Essex Property Trust ...........................        232,050
    3,350   Federal Realty Investment Trust ................        275,203
    3,500   Kilroy Realty ..................................        183,120
    7,400   Kimco Realty ...................................        295,334
    4,200   Macerich .......................................        307,146
    6,500   National Retail Properties .....................        148,915
    8,300   Nationwide Health Properties ...................        298,966
    4,200   Post Properties ................................        154,140
   11,150   ProLogis .......................................        698,102
    4,150   Public Storage .................................        376,405
    7,700   Simon Property Group ...........................        768,922
    4,250   SL Green Realty ................................        394,400
    4,200   Taubman Centers ................................        238,014
    6,300   Ventas .........................................        305,928
    3,100   Vornado Realty Trust ...........................        288,579
                                                               ------------
                                                                  6,544,899
                                                               ------------

            TOTAL COMMON STOCKS
               (Cost $19,789,979) ..........................     19,745,729
                                                               ------------

CLOSED-END FUND - 0.56%

            LUXEMBOURG - 0.56%
    6,900   ProLogis European Properties ...................        112,050
                                                               ------------
            TOTAL CLOSED-END FUND
               (Cost $101,837) .............................        112,050
                                                               ------------

RIGHTS - 0.04%

            FINLAND - 0.04%
   13,957   Technopolis, Expiring 05/13/08 * (a) ...........          8,369
                                                               ------------
            TOTAL RIGHTS
               (Cost $ -- ) ................................          8,369
                                                               ------------
INVESTMENT COMPANY - 1.66%

  334,501   BlackRock Liquidity Funds
               TempCash Portfolio ..........................   $    334,501
                                                               ------------
            TOTAL INVESTMENT COMPANY
               (Cost $334,501) .............................        334,501
                                                               ------------
TOTAL INVESTMENTS - 100.15%
   (Cost $20,226,317)** ....................................     20,200,649
                                                               ------------
NET OTHER ASSETS AND LIABILITIES - (0.15)% .................        (29,304)
                                                               ------------
NET ASSETS - 100.00% .......................................   $ 20,171,345
                                                               ============

----------
*     Non-income producing security.

** At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..............................   $  1,005,554
Gross unrealized depreciation ..............................     (1,031,222)
                                                               ------------
Net unrealized depreciation ................................   $    (25,668)
                                                               ============

(a) Security with a total aggregate market value of $8,369 or 0.04% of the net assets, were valued under the fair value procedures established by the Funds' Board of Trustees.

See accompanying Notes to Financial Statements.

Aston Funds

SGA INTERNATIONAL SMALL-MID CAP FUND                              APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

(PIE CHART)

Technology                              4%
Cash and Other Net Assets               4%
Energy                                  5%
Communication                           6%
Healthcare                              7%
Consumer Non-Cyclicals                  8%
Basic Materials                        13%
Exchange Traded Fund                    2%
Utilities                               2%
Transportation                          1%
Finance                                18%
Industrial                             16%
Consumer Cyclicals                     14%

% of Total Net Assets

                                                                        MARKET
  SHARES                                                                VALUE
----------                                                            ----------
COMMON STOCKS - 94.32%

             AUSTRALIA - 6.69%
       610   Caltex Australia .....................................   $    6,925
       810   CSL ..................................................       30,409
     7,623   Macquarie DDR Trust, REIT ............................        4,172
     2,757   Minara Resources .....................................       15,113
       632   Origin Energy ........................................        8,318
     3,494   PMP ..................................................        4,450
                                                                      ----------
                                                                          69,387
                                                                      ----------

             AUSTRIA - 0.72%
       245   Zumtobel .............................................        7,513
                                                                      ----------

             BELGIUM - 0.77%
       135   Euronav ..............................................        5,565
         3   Sipef ................................................        2,398
                                                                      ----------
                                                                           7,963
                                                                      ----------

             BRAZIL - 1.27%
     1,000   Companhia Energetica de Sao Paulo, ADR * .............       13,219
                                                                      ----------

             CANADA - 4.23%
        58   Astral Media .........................................        1,987
       228   Churchill, Class A * .................................        4,845
       200   Ensign Energy Services ...............................        4,270
        92   First Quantum Minerals ...............................        8,078
       600   Gerdau Ameristeel ....................................        9,354
       900   Neo Material Technologies * ..........................        4,138
       146   Precision Drilling Trust .............................        3,653
       447   WestJet Airlines * ...................................        7,550
                                                                      ----------
                                                                          43,875
                                                                      ----------

             DENMARK - 0.96%
        25   D/S Norden ...........................................        2,762
        79   Danisco ..............................................        5,339
        20   Solar Holdings, B Shares .............................        1,875
                                                                      ----------
                                                                           9,976
                                                                      ----------

             FINLAND - 3.83%
       226   Metso ................................................        9,810
       178   Nokian Renkaat .......................................        7,596
       467   Outokumpu ............................................       22,350
                                                                      ----------
                                                                          39,756
                                                                      ----------

             FRANCE - 2.08%
        20   Bonduelle ............................................        2,490
       433   Boursorama * .........................................        4,949
       210   Valeo ................................................        8,535
       820   Viel .................................................        5,557
                                                                      ----------
                                                                          21,531
                                                                      ----------

             GERMANY - 5.50%
        76   Arques Industries ....................................        1,024
       175   Merck KGaA ...........................................       24,923
       216   Praktiker Bau- und Heimwerkermaerkte Holding .........        4,698
       585   ProSiebenSat.1 Media .................................        9,116
        32   Puma .................................................       11,430
        86   SGL Carbon * .........................................        5,883
                                                                      ----------
                                                                          57,074
                                                                      ----------

             GREECE - 1.76%
       187   Gr. Sarantis .........................................        3,235
       715   Marfin Investment Group ..............................        6,341
       521   Sidenor Steel Products Manufacturing .................        8,656
                                                                      ----------
                                                                          18,232
                                                                      ----------

             HONG KONG - 4.07%
     6,000   Denway Motors ........................................        3,057
    20,000   Galileo Holdings * ...................................        1,848
     7,941   Huabao International Holdings ........................        7,092
     6,500   Link REIT ............................................       15,597
     1,271   Orient Overseas International ........................        6,988
    14,000   Shenzhen Investment ..................................        7,635
                                                                      ----------
                                                                          42,217
                                                                      ----------

             IRELAND - 1.60%
       115   FBD Holdings .........................................        4,581
       663   Glanbia ..............................................        5,135
       223   Kerry Group, Class A .................................        6,929
                                                                      ----------
                                                                          16,645
                                                                      ----------

             ISRAEL - 2.54%
       400   Gilat Satellite Networks * ...........................        4,276
       540   Mellanox Technologies * ..............................        8,084
       600   Partner Communications, ADR ..........................       13,962
                                                                      ----------
                                                                          26,322
                                                                      ----------

             ITALY - 2.20%
       161   Banca Popolare dell'Emilia Romagna ...................        3,582
       334   Benetton Group .......................................        4,394
    18,179   Pirelli & C. .........................................       14,902
                                                                      ----------
                                                                          22,878
                                                                      ----------

             JAPAN - 21.13%
       290   ACOM .................................................        8,980
       118   Aeon Delight .........................................        2,451
       200   Cawachi ..............................................        4,693
       750   Daiei * ..............................................        6,462
       500   Daifuku ..............................................        6,246
       386   Dowa Holdings ........................................        2,595

See accompanying Notes to Financial Statements.

Aston Funds

SGA INTERNATIONAL SMALL-MID CAP FUND                              APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                       MARKET
  SHARES                                                               VALUE
----------                                                           ----------
             JAPAN (CONTINUED)
     5,500   Haseko ..............................................   $    7,934
       416   Hitachi Construction Machinery ......................       13,122
       200   Hitachi Software Engineering ........................        4,895
     6,077   Hokuhoku Financial Group ............................       19,286
     1,475   Joyo Bank ...........................................        8,369
     1,000   Kamigumi ............................................        7,665
       467   Makita ..............................................       16,078
       222   Mandom ..............................................        5,892
       422   Mikuni Coca-Cola Bottling ...........................        4,383
     3,507   Mitsubishi Materials ................................       16,627
     3,176   Mitsui Mining .......................................        8,063
       865   NGK Insulators ......................................       16,595
     1,588   Nippon Soda .........................................        5,635
     1,000   Nissan Chemical Industries ..........................       13,194
        24   Shimamura ...........................................        2,130
       797   Shimizu .............................................        3,763
       500   Showa Shell Sekiyu K.K. .............................        5,270
       645   Sumitomo Heavy Industries ...........................        5,427
       100   Suzuken .............................................        3,779
     2,351   Taisei ..............................................        6,217
       338   Tokyu Land ..........................................        2,513
       387   Toyo Engineering ....................................        1,619
       700   Urban ...............................................        3,824
       418   Usen ................................................        1,825
       364   Yaskawa Electric ....................................        3,690
                                                                     ----------
                                                                        219,222
                                                                     ----------

             LUXEMBOURG - 0.24%
       100   SES .................................................        2,469
                                                                     ----------

             MEXICO - 0.51%
       427   Grupo Bimbo, Class A ................................        2,748
       703   Promotora y Operadora de
             Infraestuctura * ....................................        2,513
                                                                     ----------
                                                                          5,261
                                                                     ----------

             NETHERLANDS - 1.92%
       389   Corporate Express ...................................        4,489
       127   TomTom * ............................................        4,442
       397   Vedior ..............................................       11,034
                                                                     ----------
                                                                         19,965
                                                                     ----------

             NEW ZEALAND - 0.67%
     1,830   Air New Zealand .....................................        1,788
       681   Contact Energy ......................................        5,162
                                                                     ----------
                                                                          6,950
                                                                     ----------

             NORWAY - 0.71%
       400   Cermaq ..............................................        4,618
       100   Petroleum Geo-Services ..............................        2,731
                                                                     ----------
                                                                          7,349
                                                                     ----------

             PORTUGAL - 0.64%
       660   Banif ...............................................        3,164
     1,474   Impresa SGPS * ......................................        3,429
                                                                     ----------
                                                                          6,593
                                                                     ----------

             SINGAPORE - 3.26%
     5,000   Allgreen Properties .................................        4,756
     4,000   Golden Agri-Resources ...............................        2,507
     3,494   Ho Bee Investment ...................................        2,628
     5,114   Neptune Orient Lines ................................       12,143
     2,236   Singapore Press Holdings ............................        7,338
     3,000   Wing Tai Holdings ...................................        4,447
                                                                     ----------
                                                                         33,819
                                                                     ----------

             SOUTH AFRICA - 1.19%
     4,447   Metropolitan Holdings ...............................        7,763
     1,715   Sanlam ..............................................        4,536
                                                                     ----------
                                                                         12,299
                                                                     ----------

             SOUTH KOREA - 0.52%
        90   Hana Tour Service ...................................        5,377
                                                                     ----------

             SPAIN - 1.71%
       225   Gestevision Telecinco ...............................        4,739
     1,991   Iberia Lineas Aereas de Espana ......................        7,896
        70   Indra Sistemas ......................................        1,916
       109   Martinsa-Fadesa * ...................................        3,241
                                                                     ----------
                                                                         17,792
                                                                     ----------

             SWEDEN - 2.01%
       600   Boliden .............................................        6,539
       747   Eniro ...............................................        4,891
       540   JM ..................................................        8,952
       540   JM, Redemption Rights, Expires: 06/05/08 * (a) ......          455
                                                                     ----------
                                                                         20,837
                                                                     ----------

             SWITZERLAND - 3.60%
       260   Actelion * ..........................................       13,174
         6   Givaudan ............................................        6,092
        67   Swatch Group ........................................       18,105
                                                                     ----------
                                                                         37,371
                                                                     ----------

             TAIWAN - 1.76%
     1,600   Acer, SP GDR ........................................       17,040
       100   Lite-On Technology, GDR (a) .........................        1,176
                                                                     ----------
                                                                         18,216
                                                                     ----------

             UNITED KINGDOM - 16.23%
     1,206   Amlin ...............................................        6,610
       746   Britvic .............................................        4,932
       581   BSS Group ...........................................        4,505
     1,329   Cape * ..............................................        6,170
       864   Charter .............................................       15,444
     2,541   Chaucer Holdings ....................................        4,522
     1,421   Collins Stewart .....................................        3,447
       565   CSR * ...............................................        4,437
       470   Daily Mail & General Trust, Class A .................        3,902
     3,494   DS Smith ............................................        9,066
     1,630   Enterprise Inns .....................................       12,421
     2,913   Hays ................................................        6,530
     1,045   Helphire Group ......................................        3,766
       899   Imi .................................................        8,097
       375   Investec ............................................        2,684
     1,228   ITE Group ...........................................        3,534
       696   John Wood Group .....................................        5,944
       826   Kesa Electricals ....................................        3,420

See accompanying Notes to Financial Statements.

Aston Funds

SGA INTERNATIONAL SMALL-MID CAP FUND                              APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                       MARKET
 SHARES                                                                VALUE
---------                                                           -----------
            UNITED KINGDOM (CONTINUED)
    1,090   Ladbrokes ...........................................   $     7,098
    2,649   Northern Foods ......................................         4,582
    1,891   Rentokil Initial ....................................         3,609
      515   Rexam ...............................................         4,585
      505   Sibir Energy ........................................         6,276
    1,020   Spice ...............................................        11,215
    7,306   Spirent Communications * ............................        10,278
    2,498   Sportingbet .........................................         2,136
      362   Trinity Mirror ......................................         1,960
      832   Tullett Prebon ......................................         7,204
                                                                    -----------
                                                                        168,374
                                                                    -----------

            TOTAL COMMON STOCKS
               (Cost $1,115,093) ................................       978,482
                                                                    -----------

EXCHANGE TRADED FUND - 2.20%

            UNITED STATES - 2.20%
      700   SPDR S&P International Small Cap, ETF ...............        22,841
                                                                    -----------
            TOTAL EXCHANGE TRADED FUND
               (Cost $22,738) ...................................        22,841
                                                                    -----------

INVESTMENT COMPANY - 2.08%

   21,633   BlackRock Liquidity Funds TempCash Portfolio ........        21,633
                                                                    -----------

            TOTAL INVESTMENT COMPANY
               (Cost $21,633) ...................................        21,633
                                                                    -----------

TOTAL INVESTMENTS - 98.60%
   (Cost $1,159,464)** ..........................................     1,022,956
                                                                    -----------
NET OTHER ASSETS AND LIABILITIES - 1.40% ........................        14,494
                                                                    -----------
NET ASSETS - 100.00% ............................................   $ 1,037,450
                                                                    ===========

----------
*     Non-income producing security.

** At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...................................   $    45,641
Gross unrealized depreciation ...................................      (182,149)
                                                                    -----------
Net unrealized depreciation .....................................   $  (136,508)
                                                                    ===========

(a) Securities with a total aggregate market value of $1,631 or 0.16% of the net assets, were valued under the fair value procedures established by the Funds' Board of Trustees.

ADR   American Depositary Receipt

ETF   Exchange Traded Fund

GDR   Global Depositary Receipt

REIT  Real Estate Investment Trust

SGPS  Sociedade Gestora de Participacoes

SPGDR Sponsored Global Depositary Receipt

SPDR  Standard & Poor's Depositary Receipt

See accompanying Notes to Financial Statements.

Aston Funds

SMART ALLOCATION ETF FUND                                         APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

(PIE CHART)


Cash and Other Net Assets     8%
Global Equities               7%
Domestic Equities            36%
Commodities                   7%
Fixed Income                 42%

% of Total Net Assets

                                                                       MARKET
 SHARES                                                                VALUE
--------                                                           ------------
EXCHANGE TRADED FUNDS - 92.23%

          COMMODITIES - 7.10%
   1,078  PowerShares DB Energy Fund ............................  $     46,699
   1,464  PowerShares DB Oil Fund ...............................        61,796
   2,438  PowerShares DB Silver Fund ............................        74,871
   1,684  PowerShares DB Agriculture Fund .......................        61,634
                                                                   ------------
                                                                        245,000
                                                                   ------------

          DOMESTIC EQUITIES - 36.51%
     876  DJ Wilshire REIT ......................................        65,945
   2,283  iShares Cohen & Steers Realty Majors Index Fund .......       195,379
   2,829  iShares Dow Jones U.S. Real Estate Index Fund .........       194,862
   2,640  iShares Russell 2000 Value Index Fund .................       179,942
     846  iShares S&P MidCap 400 Value Index Fund ...............        65,903
   1,464  iShares S&P SmallCap 600 Value Index Fund .............        98,337
   1,063  PowerShares Dynamic OTC Portfolio .....................        49,706
   1,284  SPDR DJ Wilshire Small Cap Value ......................        82,703
   1,603  Utilities Select Sector SPDR Fund .....................        63,928
   1,200  Vanguard Health Care ..................................        65,232
   1,839  Vanguard Industrials ..................................       130,771
   1,032  Vanguard Telecommunication Services ...................        67,999
                                                                   ------------
                                                                      1,260,707
                                                                   ------------

          FIXED INCOME - 41.51%
   1,840  iShares iBoxx $ Investment Grade Corporate Bond Fund ..       195,003
  13,695  iShares Lehman 1-3 Year Treasury Bond Fund ............     1,141,615
     944  iShares Lehman Aggregate Bond Fund ....................        96,854
                                                                   ------------
                                                                      1,433,472
                                                                   ------------

          GLOBAL EQUITIES - 7.11%
   1,197  BLDRS Emerging Markets 50 ADR Index Fund ..............        64,901
   1,380  iShares MSCI South Korea Index Fund ...................        82,966
     956  Vanguard Emerging Markets .............................        97,646
                                                                   ------------
                                                                        245,513
                                                                   ------------

          TOTAL EXCHANGE TRADED FUNDS
             (Cost $3,163,721) ..................................     3,184,692
                                                                   ------------

INVESTMENT COMPANIES - 5.20%

 172,637  BlackRock Liquidity Funds
             TempCash Portfolio .................................        172,637
   6,936  BlackRock Liquidity Funds
             TempFund Portfolio .................................         6,936
                                                                   ------------
          TOTAL INVESTMENT COMPANIES
             (Cost $179,573) ....................................       179,573
                                                                   ------------

TOTAL INVESTMENTS - 97.43%
  (Cost $3,343,294)* ............................................     3,364,265
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - 2.57% ........................        88,754
                                                                   ------------
NET ASSETS - 100.00% ............................................  $  3,453,019
                                                                   ============

----------
* At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...................................  $     32,059
Gross unrealized depreciation ...................................       (11,088)
                                                                   ------------
Net unrealized appreciation .....................................  $     20,971
                                                                   ============

ADR   American Depositary Receipt

REIT  Real Estate Investment Trust

SPDR  Standard & Poor's Depositary Receipt

See accompanying Notes to Financial Statements.

Aston Funds

NEW CENTURY ABSOLUTE RETURN ETF FUND                              APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

(PIE CHART)

Commodities                        5%
Fixed Income                       9%
Global Equities                   16%
Cash and Other Net Assets         17%
Asset Allocation                   2%
Domestic Equities                 51%

% of Total Net Assets

                                                                       MARKET
 SHARES                                                                VALUE
---------                                                           -----------
EXCHANGE TRADED FUNDS - 83.15%

           ASSET ALLOCATION - 1.91%
      130  CurrencyShares Euro Trust .............................  $    20,349
      230  CurrencyShares Japanese Yen Trust * ...................       22,069
                                                                    -----------
                                                                         42,418
                                                                    -----------

           COMMODITIES - 4.51%
      300  iShares S&P GSCI Commodity Indexed Trust * ............       18,780
    1,020  PowerShares DB Agriculture Fund * .....................       37,329
    1,160  PowerShares DB Commodity Index Tracking Fund * ........       43,999
                                                                    -----------
                                                                        100,108
                                                                    -----------

           DOMESTIC EQUITIES - 51.17%
    1,410  Consumer Staples Select Sector SPDR Fund ..............       38,987
      290  Diamonds Trust Series I ...............................       37,175
      640  Energy Select Sector SPDR Fund ........................       52,320
    1,270  Health Care Select Sector SPDR Fund ...................       40,005
      910  Industrial Select Sector SPDR Fund ....................       35,035
      410  iShares Dow Jones U.S. Transportation Average
              Index Fund .........................................       37,868
      480  iShares Dow Jones U.S. Basic Materials Sector
              Index Fund .........................................       38,366
      980  iShares Russell 1000 Growth Index Fund ................       56,311
      700  iShares Russell 1000 Index Fund .......................       52,885
      740  iShares Russell 1000 Value Index Fund .................       56,617
      710  iShares Russell 3000 Index Fund .......................       56,779
      260  iShares Russell Midcap Growth Index Fund ..............       28,213
      180  iShares Russell Midcap Index Fund .....................       17,910
      750  iShares S&P 100 Index Fund ............................       48,720
      570  iShares S&P Midcap 400 Index Fund .....................       47,629
      700  iShares S&P SmallCap 600 Index Fund ...................       43,729
      380  Market Vectors Gold Miners ETF ........................       16,568
      190  Market Vectors Steel Index Fund .......................       18,529
      680  Materials Select Sector SPDR Trust ....................       28,771
      350  Midcap SPDR Trust Series 1 ............................       53,291
      500  Oil Service Holders Trust .............................       98,140
      390  PowerShares QQQ .......................................       18,412
      690  SPDR S&P Biotech ETF ..................................       38,647
      910  SPDR S&P Homebuilders ETF .............................       20,129
      500  SPDR S&P Metals & Mining ETF ..........................       38,150
      320  SPDR S&P Oil & Gas Exploration & Production ETF .......       18,896
      290  SPDR Trust Series 1 ...................................       40,095
      650  Vanguard Growth ETF ...................................       39,910
      270  Vanguard Small-Cap ETF ................................       17,593
                                                                    -----------
                                                                      1,135,680
                                                                    -----------

           FIXED INCOME - 9.37%
      830  iShares Lehman 1-3 Year Treasury Bond Fund ............       69,189
      690  iShares Lehman 20+ Year Treasury Bond Fund ............       64,260
      390  iShares Lehman 7-10 Year Treasury Bond Fund ...........       34,777
      200  iShares Lehman Aggregate Bond Fund ....................       20,520
      180  iShares Lehman Treasury Inflation Protected
              Securities Fund ....................................       19,280
                                                                    -----------
                                                                        208,026
                                                                    -----------

           GLOBAL EQUITIES - 16.19%
      470  iShares FTSE/Xinhua China 25 Index Fund ...............       74,617
      210  iShares MSCI Brazil Index Fund ........................       18,919
    1,220  iShares MSCI Canada Index Fund ........................       39,601
      770  iShares MSCI EAFE Index Fund ETF ......................       58,374
      300  iShares MSCI Emerging Markets Index Fund ..............       43,998
      350  iShares MSCI Mexico Index Fund ........................       20,451
    1,090  iShares MSCI Taiwan Index Fund ........................       18,050
      350  iShares S&P Europe 350 Index Fund .....................       38,381
      170  iShares S&P Latin America 40 Index Fund ...............       47,005
                                                                    -----------
                                                                        359,396
                                                                    -----------
           TOTAL EXCHANGE TRADED FUNDS
              (Cost $1,791,778) ..................................    1,845,628
                                                                    -----------

See accompanying Notes to Financial Statements.

Aston Funds

NEW CENTURY ABSOLUTE RETURN ETF FUND                              APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                       MARKET
 SHARES                                                                VALUE
---------                                                           -----------
INVESTMENT COMPANIES - 10.49%

  116,412  BlackRock Liquidity Funds
             TempCash Portfolio .................................   $   116,412
  116,412  BlackRock Liquidity Funds
             TempFund Portfolio .................................       116,412
                                                                    -----------
           TOTAL INVESTMENT COMPANIES
              (Cost $232,824) ....................................      232,824
                                                                    -----------
TOTAL INVESTMENTS - 93.64%
   (Cost $2,024,602)** ...........................................    2,078,452
                                                                    -----------
NET OTHER ASSETS AND LIABILITIES - 6.36% .........................      141,250
                                                                    -----------
NET ASSETS - 100.00% .............................................  $ 2,219,702
                                                                    ===========

----------
*     Non-income producing security.

** At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ....................................  $    65,485
Gross unrealized depreciation ....................................      (11,635)
                                                                    -----------
Net unrealized appreciation ......................................  $    53,850
                                                                    ===========

ETF   Exchange Traded Fund

SPDR  Standard & Poor's Depositary Receipt

See accompanying Notes to Financial Statements.

Aston Funds

MB ENHANCED EQUITY INCOME FUND                                    APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

(PIE CHART)

Food and Beverages                                     3%
Oil and Gas Extraction                                 5%
Consumer Staples                                       5%
Basic Materials                                        5%
Transportation                                         8%
Retail                                                11%
Purchased Options, Cash and Other Net Assets           6%
Other Common Stocks                                   25%
Finance                                               19%
Technology                                            13%

% of Total Net Assets

                                                                       MARKET
 SHARES                                                                VALUE
---------                                                           -----------
COMMON STOCKS (a) - 94.48%

         BASIC MATERIALS - 5.42%
10,400   Dow Chemical ...........................................   $   417,560
 6,600   PPG Industries .........................................       405,042
                                                                    -----------
                                                                        822,602
                                                                    -----------

         CAPITAL GOODS - 2.78%
 5,500   3M .....................................................       422,950
                                                                    -----------

         CHEMICALS - 2.74%
 8,500   duPont (E.I.) de Nemours ...............................       415,735
                                                                    -----------

         COMMUNICATIONS - 2.77%
16,400   Cisco Systems * ........................................       420,496
                                                                    -----------

         CONSUMER STAPLES - 5.39%
 6,400   Kimberly-Clark .........................................       409,536
 6,100   Procter & Gamble .......................................       409,005
                                                                    -----------
                                                                        818,541
                                                                    -----------

         ELECTRICAL - 2.73%
12,700   General Electric .......................................       415,290
                                                                    -----------

         ENERGY - 2.72%
 4,300   Chevron ................................................       413,445
                                                                    -----------

         ENTERTAINMENT AND LEISURE - 2.78%
10,500   Carnival ...............................................       421,785
                                                                    -----------

         FINANCE - 19.03%
 8,900   American Express .......................................       427,378
10,800   Bank of America ........................................       405,432
15,900   Citigroup ..............................................       401,793
11,900   Comerica ...............................................       413,287
 7,400   SunTrust Banks .........................................       412,550
14,400   Wachovia ...............................................       419,760
13,800   Wells Fargo ............................................       410,550
                                                                    -----------
                                                                      2,890,750
                                                                    -----------

         FOOD AND BEVERAGES - 2.88%
14,300   Sysco ..................................................       437,151
                                                                    -----------

         MACHINERY - 2.69%
 5,000   Caterpillar ............................................       409,400
                                                                    -----------

         MEDICAL PRODUCTS AND SUPPLIES - 2.65%
 6,000   Johnson & Johnson ......................................       402,540
                                                                    -----------

         OIL AND GAS EXTRACTION - 5.37%
 4,800   ConocoPhillips .........................................       413,520
 4,000   Schlumberger ...........................................       402,200
                                                                    -----------
                                                                        815,720
                                                                    -----------

         PHARMACEUTICALS - 2.63%
19,900   Pfizer .................................................       400,189
                                                                    -----------

         RETAIL - 10.67%
14,200   Home Depot .............................................       408,960
 8,400   Kohl's * ...............................................       410,340
18,500   Staples ................................................       401,450
11,500   Walgreen ...............................................       400,775
                                                                    -----------
                                                                      1,621,525
                                                                    -----------

         TECHNOLOGY - 13.20%
 9,400   Automatic Data Processing ..............................       415,480
26,300   EMC * ..................................................       405,020
18,500   Intel ..................................................       411,810
13,400   Microsoft ..............................................       382,168
15,800   Xilinx .................................................       391,366
                                                                    -----------
                                                                      2,005,844
                                                                    -----------

         TRANSPORTATION - 8.03%
 4,100   Burlington Northern Santa Fe ...........................       420,455
 6,600   Norfolk Southern .......................................       393,228
 5,600   United Parcel Service, Class B .........................       405,496
                                                                    -----------
                                                                      1,219,179
                                                                    -----------
         TOTAL COMMON STOCKS
            (Cost $14,031,981) ..................................    14,353,142
                                                                    -----------


NUMBER OF
CONTRACTS
---------
PURCHASED OPTIONS - 0.06%
            American Express - Put
    10      Strike @ $40 Exp 07/08 ..............................           550
            Cisco Systems - Put
    30      Strike @ $20 Exp 07/08 ..............................           300
            Citigroup - Put
    30      Strike @ $22.5 Exp 06/08 ............................         1,890
            EMC - Put
    50      Strike @ $13 Exp 07/08...............................         1,100
            Intel - Put
    80      Strike @ $19 Exp 07/08...............................         2,560
            Schlumberger - Put
    20      Strike @ $80 Exp 06/08 ..............................           800
            Wachovia - Put
    20      Strike @ $20 Exp 07/08 ..............................           500
            Xilinx - Put
    40      Strike @ $22.5 Exp 06/08 ............................         1,600
                                                                    -----------
            TOTAL PURCHASED OPTIONS
               (Cost $10,980) ...................................         9,300
                                                                    -----------

See accompanying Notes to Financial Statements.

Aston Funds

MB ENHANCED EQUITY INCOME FUND                                    APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                       MARKET
 SHARES                                                                VALUE
--------                                                           ------------
INVESTMENT COMPANY - 4.63%

 703,641   BlackRock Liquidity Funds
              TempCash Portfolio ................................  $    703,641
                                                                   ------------
           TOTAL INVESTMENT COMPANY
              (Cost $703,641) ...................................       703,641
                                                                   ------------
TOTAL INVESTMENTS - 99.17%
   (Cost $14,746,602)** .........................................    15,066,083
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - 0.83% ........................       125,400
                                                                   ------------
NET ASSETS - 100.00% ............................................  $ 15,191,483
                                                                   ============

----------
*     Non-income producing security.

** At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...................................  $    560,839
Gross unrealized depreciation ...................................      (241,358)
                                                                   ------------
Net unrealized appreciation .....................................  $    319,481
                                                                   ============

(a)   These securities are pledged as collateral for call options written.

Transactions in written options for the period ended April 30, 2008 were as follows:

                                                          NUMBER OF
                                                          CONTRACTS    PREMIUM
                                                          ---------   ---------
BEGINNING OF PERIOD (1) ...............................        --     $      --
CALL OPTIONS WRITTEN ..................................     4,098       713,028
PUT OPTIONS WRITTEN ...................................        --            --
CALL OPTIONS CLOSED ...................................      (792)     (116,296)
PUT OPTIONS CLOSED ....................................        --            --
                                                            -----     ---------
OUTSTANDING, APRIL 30, 2008 ...........................     3,306     $ 596,732
                                                            -----     ---------

(1)   Operations commenced on January 15, 2008.

Premiums received and value of written options outstanding as of April 30, 2008.

NUMBER OF                                                  PREMIUM      MARKET
CONTRACTS                   DESCRIPTION                    RECEIVED     VALUE
---------   -------------------------------------------   ---------   ---------
            3M - Calls
    24      Strike @ $85 Exp 10/08 ....................   $   8,398   $   4,200
    13      Strike @ $85 Exp 01/09 ....................       3,459       3,315

            American Express - Calls
     9      Strike @ $52.5 Exp 10/08 ..................       1,773       2,340
    70      Strike @ $55 Exp 10/08 ....................      11,180      10,850

            Automatic Data Processing - Calls
    69      Strike @ $42.5 Exp 08/08 ..................      10,033      22,770
     5      Strike @ $45 Exp 11/08 ....................         885       1,250
     7      Strike @ $47.5 Exp 11/08 ..................         959       1,050

            Bank of America - Calls
    52      Strike @ $40 Exp 11/08 ....................      12,488      11,180
    26      Strike @ $45 Exp 11/08 ....................       4,204       2,132

            Burlington Northern Santa Fe - Calls
    10      Strike @ $90 Exp 07/08 ....................       3,570      15,000
     6      Strike @ $100 Exp 10/08 ...................       2,262       6,120
    15      Strike @ $95 Exp 10/08 ....................       7,755      20,850
     8      Strike @ $120 Exp 01/09 ...................       3,736       3,520

            Carnival - Calls
    36      Strike @ $45 Exp 10/08 ....................       7,452       5,850
    17      Strike @ $47.5 Exp 10/08 ..................       2,769       1,700
    47      Strike @ $45 Exp 01/09 ....................      10,573      11,750

            Caterpillar - Calls
    18      Strike @ $75 Exp 08/08 ....................       6,606      18,774
    23      Strike @ $80 Exp 08/08 ....................       6,808      14,490
     4      Strike @ $95 Exp 11/08 ....................       1,468         976

            Chevron - Calls
    15      Strike @ $90 Exp 09/08 ....................       5,905      14,955
    19      Strike @ $95 Exp 09/08 ....................       7,663      11,780

            Cisco Systems - Calls
    99      Strike @ $27 Exp 10/08 ....................      15,723      16,137
    40      Strike @ $25 Exp 01/09 ....................      12,760      13,600
    19      Strike @ $30 Exp 01/09 ....................       2,223       2,375

            Citigroup - Calls
    49      Strike @ $27.5 Exp 09/08 ..................       6,102       6,517
     5      Strike @ $30 Exp 09/08 ....................         535         350
    19      Strike @ $32.5 Exp 12/08 ..................       2,128       1,254
    81      Strike @ $27.5 Exp 01/09 ..................      12,081      16,848

            Comerica - Calls
    57      Strike @ $40 Exp 10/08 ....................      11,454       7,553
    31      Strike @ $45 Exp 10/08 ....................       4,437       1,550

            ConocoPhillips - Calls
     6      Strike @ $80 Exp 08/08 ....................       2,532       5,154
    21      Strike @ $90 Exp 08/08 ....................       7,107       6,573
     5      Strike @ $85 Exp 11/08 ....................       2,335       3,850
     7      Strike @ $95 Exp 11/08 ....................       1,666       2,520
     8      Strike @ $95 Exp 01/09 ....................       3,656       3,680

            Dow Chemical - Calls
    63      Strike @ $40 Exp 09/08 ....................      14,320      16,632
    12      Strike @ $45 Exp 09/08 ....................       1,489         960
    16      Strike @ $45 Exp 12/08 ....................       2,192       2,080
     8      Strike @ $45 Exp 01/09 ....................       1,256       1,160

            duPont (E.I.) de Nemours - Calls
    10      Strike @ $47.5 Exp 07/08 ..................       2,370       3,040
    10      Strike @ $50 Exp 07/08 ....................       1,420       1,800
    37      Strike @ $50 Exp 10/08 ....................       9,019      10,545
     8      Strike @ $52.5 Exp 10/08 ..................       1,376       1,480
    16      Strike @ $55 Exp 01/09 ....................       2,992       2,880

            EMC - Calls
    65      Strike @ $18 Exp 10/08 ....................       5,202       4,030
   115      Strike @ $19 Exp 10/08 ....................       9,827       5,750
    60      Strike @ $17.5 Exp 01/09 ..................       7,720       7,140
    10      Strike @ $20 Exp 01/09 ....................         635         550

            General Electric - Calls
    50      Strike @ $35 Exp 01/09 ....................       8,400       7,500
    60      Strike @ $37.5 Exp 01/09 ..................       5,790       4,800

            Home Depot - Calls
    71      Strike @ $30 Exp 08/08 ....................       8,267      10,579
    40      Strike @ $32.5 Exp 08/08 ..................       6,880       2,680
    17      Strike @ $32.5 Exp 11/08 ..................       2,924       2,618

See accompanying Notes to Financial Statements.

Aston Funds

MB ENHANCED EQUITY INCOME FUND                                    APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

NUMBER OF                                                  PREMIUM      MARKET
CONTRACTS                   DESCRIPTION                    RECEIVED     VALUE
---------   -------------------------------------------   ---------   ---------
            Intel - Calls
    10      Strike @ $22.5 Exp 07/08 ..................   $   1,190   $   1,220
    92      Strike @ $24 Exp 10/08 ....................       8,951      12,052
    74      Strike @ $25 Exp 01/09 ....................      10,508       9,472

            Johnson & Johnson - Call
    46      Strike @ $65 Exp 10/08 ....................      12,621      19,780

            Kimberly-Clark - Call
    43      Strike @ $65 Exp 10/08 ....................      14,920      11,180

            Kohl's - Calls
    10      Strike @ $50 Exp 07/08 ....................       3,270       3,200
    10      Strike @ $50 Exp 10/08 ....................       2,220       5,080
    60      Strike @ $55 Exp 10/08 ....................      15,159      18,000

            Microsoft - Calls
    65      Strike @ $31 Exp 10/08 ....................       7,995       7,605
    10      Strike @ $32 Exp 10/08 ....................       1,200         870
    40      Strike @ $33 Exp 10/08 ....................       4,780       2,560

            Norfolk Southern - Calls
    10      Strike @ $55 Exp 09/08 ....................       3,070       8,100
    46      Strike @ $60 Exp 09/08 ....................      12,252      24,840
     8      Strike @ $70 Exp 01/09 ....................       2,376       2,400

            Pfizer - Calls
    72      Strike @ $22.5 Exp 01/09 ..................       8,184       3,960
    72      Strike @ $25 Exp 01/09 ....................       3,587       1,440

            PPG Industries - Calls
    33      Strike @ $65 Exp 08/08 ....................       7,821       6,435
    14      Strike @ $70 Exp 08/08 ....................       4,588       1,015
     3      Strike @ $65 Exp 11/08 ....................       1,281       1,080

            Procter & Gamble - Calls
    17      Strike @ $70 Exp 07/08 ....................       3,384       1,275
    31      Strike @ $70 Exp 10/08 ....................       7,812       6,200
    11      Strike @ $70 Exp 01/09 ....................       3,597       3,410

            Schlumberger - Calls
    25      Strike @ $100 Exp 08/08 ...................      11,235      20,000
     4      Strike @ $85 Exp 08/08 ....................       2,108       6,892
    10      Strike @ $90 Exp 08/08 ....................       6,370      13,900

            Staples - Calls
   130      Strike @ $25 Exp 09/08 ....................      14,480       9,100
    30      Strike @ $27.5 Exp 09/08 ..................       1,905         900
    20      Strike @ $25 Exp 12/08 ....................       3,140       2,450

            SunTrust Banks - Calls
    26      Strike @ $70 Exp 10/08 ....................       7,722       2,015
    23      Strike @ $65 Exp 01/09 ....................       8,200       5,865

            Sysco - Calls
    85      Strike @ $30 Exp 08/08 ....................      11,045      17,000
    25      Strike @ $30 Exp 11/08 ....................       3,130       6,500

            United Parcel Service - Calls
    12      Strike @ $75 Exp 07/08 ....................       3,614       1,680
    31      Strike @ $75 Exp 10/08 ....................       9,517       8,525

            Wachovia - Calls
    12      Strike @ $32.5 Exp 10/08 ..................       1,644       2,040
    25      Strike @ $35 Exp 10/08 ....................       4,925       2,250
    15      Strike @ $32.5 Exp 01/09 ..................       3,555       3,150
    88      Strike @ $35 Exp 01/09 ....................       9,416      13,200

            Walgreen - Calls
    29      Strike @ $37.5 Exp 07/08 ..................       5,133       2,030
    52      Strike @ $40 Exp 10/08 ....................      10,504       3,588

            Wells Fargo - Calls
    15      Strike @ $32.5 Exp 10/08 ..................       2,505       2,250
    95      Strike @ $35 Exp 10/08 ....................      16,690       7,125
    15      Strike @ $35 Exp 01/09 ....................       2,355       1,875

            Xilinx - Calls
   114      Strike @ $25 Exp 09/08 ....................      15,658      21,090
    13      Strike @ $27.5 Exp 12/08 ..................       1,976       1,950
    27      Strike @ $30 Exp 12/08 ....................       2,375       2,160

            TOTAL WRITTEN OPTIONS .....................   $ 596,732   $ 667,746
                                                          =========   =========

See accompanying Notes to Financial Statements.

Aston Funds

ABN AMRO REAL ESTATE FUND                                         APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

[PIE CHART]

Foreign Common Stocks, Cash and Other Net Assets                            4%
Storage                                                                     6%
Diversified                                                                 6%
Health Care                                                                 8%
Industrial                                                                 10%
Office Properties                                                          11%
Hotels                                                                      3%
Net Lease                                                                   3%
Retail                                                                     33%
Residential                                                                16%

% of Total Net Assets

                                                                      MARKET
 SHARES                                                               VALUE
--------                                                         --------------
COMMON STOCKS - 96.02%

           DIVERSIFIED - 6.17%
  21,400   Digital Realty Trust ..............................   $      829,250
  22,900   Vornado Realty Trust ..............................        2,131,761
                                                                 --------------
                                                                      2,961,011
                                                                 --------------

           HEALTHCARE - 7.79%
  48,400   Nationwide Health Properties ......................        1,743,368
  41,050   Ventas ............................................        1,993,388
                                                                 --------------
                                                                      3,736,756
                                                                 --------------

           HOTELS - 3.06%
  85,300   Host Hotels & Resorts .............................        1,467,160
                                                                 --------------
           INDUSTRIAL - 10.47%
  86,700   DCT Industrial Trust ..............................          867,000
  66,400   ProLogis Trust ....................................        4,157,304
                                                                 --------------
                                                                      5,024,304
                                                                 --------------

           NET LEASE - 2.96%
  62,000   National Retail Properties ........................        1,420,420
                                                                 --------------

           OFFICE PROPERTIES - 10.98%
  14,600   Boston Properties .................................        1,467,154
  24,100   Kilroy Realty .....................................        1,260,912
  27,400   SL Green Realty ...................................        2,542,720
                                                                 --------------
                                                                      5,270,786
                                                                 --------------

           RESIDENTIAL - 15.72%
  19,524   AvalonBay Communities .............................        1,947,519
  17,700   Camden Property Trust .............................          936,507
  47,800   Equity Residential
             Properties Trust ................................        1,984,656
  13,000   Essex Property Trust ..............................        1,547,000
  30,800   Post Properties ...................................        1,130,360
                                                                 --------------
                                                                      7,546,042
                                                                 --------------

           RETAIL - 32.56%
  59,400   Developers Diversified Realty .....................        2,551,230
  22,800   Federal Realty Investment Trust ...................        1,873,020
  54,100   Kimco Realty ......................................        2,159,131
  28,000   Macerich ..........................................        2,047,640
  54,100   Simon Property Group ..............................        5,402,426
  28,100   Taubman Centers ...................................        1,592,427
                                                                 --------------
                                                                     15,625,874
                                                                 --------------

           STORAGE - 6.31%
  33,400   Public Storage ....................................        3,029,380
                                                                 --------------

           TOTAL COMMON STOCKS
             (Cost $48,101,342) ..............................       46,081,733
                                                                 --------------

FOREIGN COMMON STOCKS - 3.58%

           CANADA - 3.58%
  31,600   Boardwalk Real Estate
             Investment Trust ................................        1,251,951
  24,000   H&R Real Estate
             Investment Trust ................................          466,369
                                                                 --------------

           TOTAL FOREIGN COMMON STOCKS
             (Cost $1,947,942) ...............................        1,718,320
                                                                 --------------

INVESTMENT COMPANY - 0.56%

  268,134  BlackRock Liquidity Funds
             TempCash Portfolio ..............................          268,134
                                                                 --------------
           TOTAL INVESTMENT COMPANY
             (Cost $268,134) .................................          268,134
                                                                 --------------

TOTAL INVESTMENTS - 100.16%
  (Cost $50,317,418)* ........................................       48,068,187
                                                                 --------------
NET OTHER ASSETS AND LIABILITIES - (0.16)% ...................          (74,582)
                                                                 --------------
NET ASSETS - 100.00% .........................................   $   47,993,605
                                                                 ==============

-----------
* At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ................................   $    1,086,470
Gross unrealized depreciation ................................       (3,335,701)
                                                                 --------------
Net unrealized depreciation ..................................   $   (2,249,231)
                                                                 ==============

See accompanying Notes to Financial Statements.

Aston Funds

MONTAG & CALDWELL BALANCED FUND                                  APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Corporate Notes and Bonds                                                   17%
U.S Government and Agency Obligations                                       15%
Cash and Other Net Assets                                                    4%
Common Stocks                                                               64%

% of Total Net Assets

                                                                       MARKET
 SHARES                                                                VALUE
---------                                                         ---------------
COMMON STOCKS - 63.70%

           BIOTECHNOLOGY - 1.79%
   6,300   Gilead Sciences * .................................    $     326,087
                                                                  -------------

           CAPITAL GOODS - 4.42%
   8,400   Emerson Electric ..................................          438,984
   2,400   Fluor .............................................          366,888
                                                                  -------------
                                                                        805,872
                                                                  -------------

           COMMUNICATIONS - 3.18%
   1,008   Google, Class A * .................................          578,884
                                                                  -------------

           CONSUMER STAPLES - 3.85%
   2,550   Colgate-Palmolive .................................          180,285
   7,765   Procter & Gamble ..................................          520,643
                                                                  -------------
                                                                        700,928
                                                                  -------------

           FINANCE - 0.95%
   8,000   Charles Schwab ....................................          172,800
                                                                  -------------

           FOOD AND BEVERAGES - 5.43%
   9,400   Coca-Cola .........................................          553,378
   6,370   PepsiCo ...........................................          436,536
                                                                  -------------
                                                                        989,914
                                                                  -------------

           MEDICAL PRODUCTS AND SUPPLIES - 4.35%
   6,600   Allergan ..........................................          372,042
   6,500   Stryker ...........................................          421,395
                                                                  -------------
                                                                        793,437
                                                                  -------------

           OIL AND GAS EXTRACTION - 11.89%
   5,500   Cameron International * ...........................          270,765
   3,500   Devon Energy ......................................          396,900
  10,900   Halliburton .......................................          500,419
   4,500   Occidental Petroleum ..............................          374,445
   6,200   Schlumberger ......................................          623,410
                                                                  -------------
                                                                      2,165,939
                                                                  -------------
           PHARMACEUTICALS - 3.89%
   7,700   Abbott Laboratories ...............................          406,175
  16,400   Schering-Plough ...................................          301,924
                                                                  -------------
                                                                        708,099
                                                                  -------------

           RESTAURANTS - 2.12%
   6,500   McDonald's ........................................          387,270
                                                                  -------------

           RETAIL - 7.84%
   5,400   Costco Wholesale ..................................          384,750
  12,100   CVS Caremark ......................................          488,477
   5,100   NIKE, Class B .....................................          340,680
   3,700   Wal-Mart Stores ...................................          214,526
                                                                  -------------
                                                                      1,428,433
                                                                  -------------

           TECHNOLOGY - 11.08%
   3,200   Apple * ...........................................          556,640
   5,400   Electronic Arts * .................................          277,938
   9,500   Hewlett-Packard ...................................          440,325
  10,200   Juniper Networks * ................................          281,724
   3,800   Research In Motion * ..............................          462,194
                                                                  -------------
                                                                      2,018,821
                                                                  -------------

           TELECOMMUNICATIONS EQUIPMENT - 2.91%
  12,300   QUALCOMM ..........................................          531,237
                                                                  -------------

           TOTAL COMMON STOCKS
             (Cost $9,350,819) ...............................       11,607,721
                                                                  -------------

PAR VALUE
---------
CORPORATE NOTES AND BONDS - 16.78%

           COMMUNICATIONS - 4.41%
$ 275,000  BellSouth Capital Funding
              7.750%, 02/15/10 ...............................          291,292
  250,000  Cisco Systems
              5.500%, 02/22/16 ...............................          259,359
  250,000  Verizon Communications
              5.550%, 02/15/16 ...............................          252,555
                                                                   ------------
                                                                        803,206
                                                                   ------------

           FINANCE - 6.51%
  250,000  Bank of America
              5.375%, 08/15/11 ...............................          257,928
  250,000  Citigroup
              5.125%, 05/05/14 ...............................          243,423
  275,000  General Electric Capital,
              MTN, Series A
              5.875%, 02/15/12 ...............................          288,180
  200,000  Goldman Sachs Group
              5.150%, 01/15/14 ...............................          194,591
  200,000  Wells Fargo
              4.200%, 01/15/10 ...............................          201,764
                                                                   ------------
                                                                      1,185,886
                                                                   ------------

           OIL AND GAS EXTRACTION - 1.32%
  225,000  Conoco Funding
              6.350%, 10/15/11 ...............................          240,593
                                                                   ------------

See accompanying Notes to Financial Statements.
                                                                              45

Aston Funds

MONTAG & CALDWELL BALANCED FUND                                  APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
PAR VALUE                                                             VALUE
---------                                                          ------------
           PHARMACEUTICALS - 1.63%
$ 300,000  Abbott Laboratories
              4.350%, 03/15/14 ...............................     $    296,762
                                                                   ------------

           RETAIL - 1.67%
  300,000  Wal-Mart Stores
              4.125%, 07/01/10 ...............................          303,838
                                                                   ------------

           TECHNOLOGY - 1.24%
  225,000  Hewlett-Packard
              4.500%, 03/01/13 ...............................          227,076
                                                                   ------------

           TOTAL CORPORATE NOTES AND BONDS
              (Cost $3,037,595) ..............................        3,057,361
                                                                   ------------


U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.23%

           FEDERAL HOME LOAN MORTGAGE - 2.11%
  275,000  5.125%, 10/15/08 ..................................          278,473
  100,000  6.625%, 09/15/09 ..................................          105,053
                                                                   ------------
                                                                        383,526
                                                                   ------------

           FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.33%
  275,000  6.000%, 05/15/11 ..................................          296,289
  300,000  4.375%, 09/15/12 ..................................          311,326
                                                                   ------------

                                                                        607,615
                                                                   ------------

           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.00%
       33  9.000%, 09/15/08,
             Pool # 27056 ....................................               32
                                                                   ------------

           U.S. TREASURY BOND - 5.30%
  200,000  8.125%, 08/15/19 ..................................          271,938
  175,000  6.875%, 08/15/25 ..................................          225,299
  200,000  6.125%, 08/15/29 ..................................          243,844
  200,000  5.375%, 02/15/31 ..................................          225,078
                                                                   ------------
                                                                        966,159
                                                                   ------------

           U.S. TREASURY NOTE - 4.49%
  350,000  4.000%, 02/15/15 ..................................          364,274
  225,000  4.500%, 02/15/16 ..................................          240,205
  200,000  4.625%, 02/15/17 ..................................          214,031
                                                                   ------------
                                                                        818,510
                                                                   ------------

           TOTAL U.S. GOVERNMENT AND
            AGENCY OBLIGATIONS
             (Cost $2,617,181) ...............................        2,775,842
                                                                   ------------

                                                                       MARKET
  SHARES                                                               VALUE
 ---------                                                          ------------
INVESTMENT COMPANY - 3.48%
  634,520      BlackRock Liquidity Funds
                  TempCash Portfolio .........................     $    634,520
                                                                   ------------

               TOTAL INVESTMENT COMPANY
                 (Cost $634,520) .............................          634,520
                                                                   ------------

TOTAL INVESTMENTS - 99.19%
  (Cost $15,640,115)** .......................................       18,075,444
                                                                   ------------

NET OTHER ASSETS AND LIABILITIES - 0.81% .....................          147,494
                                                                   ------------

NET ASSETS - 100.00% .........................................     $ 18,222,938
                                                                   ============

-------------
*     Non-income producing security.

** At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ................................    $   2,601,081
Gross unrealized depreciation ................................         (165,752)
                                                                  -------------
Net unrealized appreciation ..................................    $   2,435,329
                                                                  =============

MTN Medium Term Note

PORTFOLIO COMPOSITION
Common Stocks.................................................              64%
Investment Company............................................               3%
U.S. Government Obligations...................................              10%
U.S. Government Agency Obligations............................               5%
Corporate Notes and Bonds (Moody's Ratings)
   Aaa........................................................               2%
   Aa.........................................................               7%
   A..........................................................               9%
                                                                  ------------
                                                                           100%
                                                                  ============

See accompanying Notes to Financial Statements.

Aston Funds

BALANCED FUND                                                    APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

(PIE CHART)

Cash and Other Net Assets                                                    3%
U.S. Government and Agency Obligations                                      15%
Corporate Notes and Bonds                                                   17%
Asset-Backed Securities                                                      1%
Common Stocks                                                               64%

% of Total Net Assets

                                                                     MARKET
  SHARES                                                              VALUE
 ---------                                                        -------------
COMMON STOCKS - 64.36%

           BIOTECHNOLOGY - 1.80%
   9,200   Gilead Sciences * .................................    $     476,192
                                                                  -------------

           CAPITAL GOODS - 4.36%
  12,100   Emerson Electric ..................................          632,346
   3,400   Fluor .............................................          519,758
                                                                  -------------
                                                                      1,152,104
                                                                  -------------

           COMMERCIAL SERVICES - 1.66%
  15,400   Juniper Networks* .................................          439,158
                                                                  -------------

           COMMUNICATIONS - 3.04%
   1,402   Google, Class A * .................................          805,155
                                                                  -------------

           CONSUMER STAPLES - 3.80%
   3,700   Colgate-Palmolive .................................          261,590
  11,100   Procter & Gamble ..................................          744,255
                                                                  -------------
                                                                      1,005,845
                                                                  -------------

           FINANCE - 0.96%
  11,700   Charles Schwab ....................................          252,720
                                                                  -------------

           FOOD AND BEVERAGES - 5.41%
  13,500   Coca-Cola .........................................          794,745
   9,300   PepsiCo ...........................................          637,329
                                                                  -------------
                                                                      1,432,074
                                                                  -------------

           MEDICAL PRODUCTS AND SUPPLIES - 4.54%
  10,400   Allergan ..........................................          586,248
   9,500   Stryker ...........................................          615,885
                                                                  -------------
                                                                      1,202,133
                                                                  -------------

           OIL AND GAS EXTRACTION - 11.84%
   8,100   Cameron International * ...........................          398,763
   5,000   Devon Energy ......................................          567,000
  15,700   Halliburton .......................................          720,787
   6,500   Occidental Petroleum ..............................          540,865
   9,000   Schlumberger ......................................          904,950
                                                                  -------------
                                                                      3,132,365
                                                                  -------------

           PHARMACEUTICALS - 4.11%
  12,200   Abbott Laboratories ...............................          643,550
  24,100   Schering-Plough ...................................          443,681
                                                                  -------------
                                                                      1,087,231
                                                                  -------------

           RESTAURANTS - 2.32%
  10,300   McDonald's ........................................          613,674
                                                                  -------------

           RETAIL - 7.89%
   7,800   Costco Wholesale ..................................          555,750
  17,700   CVS Caremark ......................................          714,549
   7,100   NIKE, Class B .....................................          474,280
   5,900   Wal-Mart Stores ...................................          342,082
                                                                  -------------
                                                                      2,086,661
                                                                  -------------

           TECHNOLOGY - 9.74%
   4,600   Apple * . .........................................          800,170
   7,895   Electronic Arts * .................................          406,356
  13,800   Hewlett-Packard ...................................          639,630
   6,000   Research In Motion * ..............................          729,780
                                                                  -------------
                                                                      2,575,936
                                                                  -------------

           TELECOMMUNICATIONS EQUIPMENT - 2.89%
  17,700   QUALCOMM ..........................................          764,463
                                                                  -------------

           TOTAL COMMON STOCKS
             (Cost $16,092,609) ..............................       17,025,711
                                                                  -------------

PAR VALUE
---------
CORPORATE NOTES AND BONDS - 17.20%

           BIOTECHNOLOGY - 0.37%
$ 100,000  Biogen Idec
             Senior Unsecured Notes
             6.875%, 03/01/18 ................................           98,867
                                                                   ------------

           COMMUNICATIONS - 2.35%
  200,000  AT&T
             6.000%, 03/15/09 (a) ............................          202,918
   50,000  British Sky Broadcasting
             6.875%, 02/23/09 ................................           50,907
  100,000  British Telecom
             Senior Unsecured Notes
             5.950%, 01/15/18 ................................          100,384
  200,000  Motorola
             Senior Unsecured Notes
             6.625%, 11/15/37 ................................          165,994
  100,000  Viacom
             Senior Unsecured Notes
             6.125%, 10/05/17 ................................          100,483
                                                                   ------------
                                                                        620,686
                                                                   ------------

           CONSUMER CYCLICALS - 0.18%
   50,000  D.R. Horton
             Senior Notes
             6.875%, 05/01/13 ................................           47,750
                                                                   ------------

See accompanying Notes to Financial Statements.

Aston Funds

BALANCED FUND                                                    APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
   PAR VALUE                                                          VALUE
 -------------                                                     ------------
                FINANCE - 7.67%
$     125,000   American Express
                     Senior Unsecured Notes
                     7.000%, 03/19/18 ........................     $    134,701
      250,000   Bear Stearns, MTN
                     3.460%, 11/21/16 (b) ....................          230,615
      100,000   CIT Group
                     Senior Notes
                     3.402%, 11/03/10 (b) ....................           81,163
      500,000   Citigroup, Subordinated Notes
                     3.643%, 08/25/36 (b) ....................          371,637
      300,000   Goldman Sachs Capital I
                     6.345%, 02/15/34 ........................          271,284
      250,000   Lehman Brothers Holdings
                     Subordinated Notes
                     6.875%, 07/17/37 ........................          232,469
      315,000   NB Capital Trust II
                     7.830%, 12/15/26 ........................          308,450
      250,000   SLM, MTN
                     5.625%, 08/01/33 ........................          194,290
      250,000   Washington Mutual Bank,
                     Subordinated Notes
                     3.490%, 05/20/13 (b) ....................          205,794
                                                                   ------------
                                                                      2,030,403
                                                                   ------------

                FOOD AND BEVERAGES - 0.99%
      250,000   Kraft Foods
                     Senior Unsecured Notes
                     6.500%, 08/11/17 ........................          262,107
                                                                   ------------

                INDUSTRIAL - 0.39%
      100,000   Tyco Electronics Group
                     6.550%, 10/01/17 (c) ....................          102,559
                                                                   ------------

                OIL AND GAS EXTRACTION - 0.44%
       50,000   Hess
                     7.875%, 10/01/29 ........................           59,949
       50,000   Western Oil Sands, Secured
                     8.375%, 05/01/12 ........................           55,245
                                                                   ------------
                                                                        115,194
                                                                   ------------

                PHARMACEUTICALS - 0.93%
      250,000   Hospira, Senior Notes
                     6.050%, 03/30/17 ........................          245,189
                                                                   ------------

                RESTAURANTS - 1.09%
                Yum! Brands, Senior Notes
      190,000        7.650%, 05/15/08 ........................          190,235
      100,000        6.875%, 11/15/37 ........................           98,261
                                                                   ------------
                                                                        288,496
                                                                   ------------

                RETAIL - 0.74%
      250,000   Macys Retail Holdings
                     6.375%, 03/15/37 ........................          194,976
                                                                   ------------

                TECHNOLOGY - 0.58%
       50,000   KLA Instruments
                     Senior Unsecured Notes
                     6.900%, 05/01/18 ........................           50,484
      100,000   Oracle
                Senior Unsecured Notes
                     6.500%, 04/15/38 ........................          103,705
                                                                   ------------
                                                                        154,189
                                                                   ------------

                UTILITIES - 1.47%
      200,000   CenterPoint Energy
                    Senior Notes, Series B
                    7.250%, 09/01/10 .........................          207,957
      175,000   CILCORP
                    Senior Unsecured Notes
                    8.700%, 10/15/09 .........................          181,504
                                                                   ------------
                                                                        389,461
                                                                   ------------

                TOTAL CORPORATE NOTES AND BONDS
                  (Cost $4,895,538) ..........................        4,549,877
                                                                   ------------

U.S.GOVERNMENT AND AGENCY OBLIGATIONS - 14.67%

                FEDERAL HOME LOAN MORTGAGE - 5.78%
      400,000   6.000%, 06/05/17, MTN ........................          401,370
      374,115   5.500%, 11/01/20,
                    Gold Pool # G18083 .......................          381,886
       59,880   5.500%, 12/01/20,
                    Gold Pool # G11820 .......................           61,124
      432,989   5.500%, 01/01/37,
                    Gold Pool # G02629 .......................          436,377
      247,276   5.500%, 09/01/37,
                    Gold Pool # G03202 .......................          249,138
                                                                   ------------
                                                                      1,529,895
                                                                   ------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.98%
      500,000   6.070%, 05/12/16 .............................          500,532
      250,000   6.000%, 03/13/23 .............................          250,920
      200,000   6.000%, 02/26/24 .............................          200,165
       43,759   7.500%, 02/01/35,
                    Pool # 787557 ............................           46,713
       38,177   7.500%, 04/01/35,
                    Pool # 819231 ............................           40,755
      176,959   6.000%, 11/01/35,
                    Pool # 844078 ............................          181,225
      393,072   6.000%, 12/01/36,
                    Pool # 888029 ............................          402,363
      233,677   5.500%, 06/01/37,
                    Pool # 918778 ............................          235,240
      249,677   5.500%, 03/01/38,
                    Pool # 962344 ............................          251,323
                                                                   ------------
                                                                      2,109,236
                                                                   ------------

                GOVERNMENT NATIONAL
                MORTGAGE ASSOCIATION - 0.91%
      243,432   5.000%, 08/20/37,
                    Pool # 4015 ..............................          240,472
                                                                   ------------

                TOTAL U.S. GOVERNMENT AND
                     AGENCY OBLIGATIONS
                    (Cost $3,829,182) ........................        3,879,603
                                                                   ------------

ASSET-BACKED SECURITIES - 0.40%
      45,394    Ford Credit Auto Owner Trust
                   Series 2007-B, Class A1
                   5.292%, 10/15/08 (a) (c) ..................           45,463
      60,847    Household Automotive Trust
                   Series 2007-1, Class A2
                   5.320%, 05/17/10 ..........................           61,087
                                                                   ------------

                TOTAL ASSET-BACKED SECURITIES
                   (Cost $ 106,177) ..........................          106,550
                                                                   ------------

See accompanying Notes to Financial Statements.

Aston Funds

BALANCED FUND                                                    APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                        MARKET
SHARES                                                                  VALUE
------                                                             ------------
INVESTMENT COMPANIES - 3.05%
      571,394   BlackRock Liquidity Funds
                   TempCash Portfolio ........................     $    571,394
      236,827   BlackRock Liquidity Funds
                   TempFund Portfolio ........................          236,827
                                                                   ------------

                TOTAL INVESTMENT COMPANIES
                  (Cost $ 808,221) ...........................          808,221
                                                                   ------------

TOTAL INVESTMENTS - 99.68%
   (Cost $25,731,727)** ......................................       26,369,962
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - 0.32% .....................           83,378
                                                                   ------------
NET ASSETS - 100.00% .........................................     $ 26,453,340
                                                                   ============

----------------
*     Non-income producing security.

** At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ................................      $ 1,442,041
Gross unrealized depreciation ................................         (803,806)
                                                                    -----------
Net unrealized appreciation ..................................      $   638,235
                                                                    ===========

(a) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

(b) Floating rate note. The interest rate shown reflects the rate in effect at April 30, 2008.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2008, these securities amounted to $148,022 or 0.56% of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.

MTN Medium Term Note

PORTFOLIO COMPOSITION
Common Stocks ..........................................................    64%
Investment Companies....................................................     3%
U.S. Government Agency Obligations......................................    15%
Corporate Notes and Bonds and Asset-Backed
Securities (Moody's Ratings(a))
   Aa...................................................................     2%
   A....................................................................     5%
   Baa..................................................................     9%
   Ba...................................................................     2%
                                                                           ---
                                                                           100%
                                                                           ===

See accompanying Notes to Financial Statements.

Aston Funds

TCH FIXED INCOME FUND                                            APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

(PIE CHART)

Cash and Other Net Assets                                                    3%
Corporate Notes and Bonds                                                   40%
Asset-Backed Securities                                                      1%
U.S. Government and Agency Obligations                                      56%

% of Total Net Assets

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                    ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 55.57%
                  FEDERAL HOME LOAN MORTGAGE - 12.22%
        500,000   6.000%, 06/05/17, MTN ......................     $    501,713
      2,103,011   5.500%, 11/01/20,
                     Gold Pool # G18083 ......................        2,146,696
        336,713   5.500%, 12/01/20,
                     Gold Pool # G11820 ......................          343,707
      1,000,000   6.500%, 07/20/22, MTN ......................        1,037,156
        396,277   6.000%, 10/01/35,
                     Gold Pool # A47772 ......................          406,132
        865,977   5.500%, 01/01/37,
                     Gold Pool # G02629 ......................          872,755
        934,172   5.500%, 05/01/37,
                     Pool # A60048 ...........................          941,204
      1,978,211   5.500%, 09/01/37,
                     Gold Pool # G03202 ......................        1,993,101
      1,988,704   5.000%, 02/01/38,
                     Gold Pool # A73409 ......................        1,956,441
                                                                   ------------
                                                                     10,198,905
                                                                   ------------

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 33.77%
      1,800,000   6.350%, 12/02/25 ...........................        1,805,999
      1,000,000   4.125%, 04/15/14 ...........................        1,020,044
      3,000,000   6.070%, 05/12/16 ...........................        3,003,192
        766,952   6.000%, 11/01/17,
                     Pool # 662854 ...........................          792,230
        504,491   6.000%, 04/01/18,
                     Pool # 725175 ...........................          521,118
        691,381   5.500%, 11/01/18,
                     Pool # 748886 ...........................          707,815
        365,147   4.500%, 06/01/19,
                     Pool # 747860 ...........................          362,815
      1,854,016   6.000%, 01/01/21,
                     Pool # 850787 ...........................        1,911,646
        500,000   6.000%, 12/02/21 ...........................          501,398
      1,500,000   6.625%, 07/25/22 ...........................        1,513,166
      1,500,000   6.000%, 03/03/23 ...........................        1,504,262
      2,000,000   6.000%, 03/13/23 ...........................        2,007,364
      1,000,000   6.000%, 02/26/24 ...........................        1,000,826
      3,501,924   5.500%, 07/25/31,
                    Series 2005-27, Class TH, CMO ............        3,564,200

        956,411   6.000%, 09/01/32,
                    Pool # 847899 ............................          984,996
        283,324   6.000%, 02/01/34,
                    Pool # 771952 ............................          291,083
        279,118   7.500%, 02/01/35,
                    Pool # 787557 ............................          297,961
        243,444   7.500%,  04/01/35,
                    Pool # 819231 ............................          259,879
        994,641   6.000%, 11/01/35,
                    Pool # 844078 ............................        1,018,617
        862,698   5.000%, 05/01/36,
                    Pool # 745581 ............................          849,121
        786,143   6.000%, 12/01/36,
                    Pool # 888029 ............................          804,725
        934,707   5.500%, 06/01/37,
                    Pool # 918778 ............................          940,960
      2,496,775   5.500%, 03/01/38,
                    Pool # 962344 ............................        2,513,227
                                                                   ------------
                                                                     28,176,644
                                                                   ------------

                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.44%
        954,543   5.000%, 05/20/37,
                    Pool # 782156 ............................          942,938
      1,947,453   5.000%, 08/20/37,
                    Pool # 4015 ..............................        1,923,777
                                                                   ------------
                                                                      2,866,715
                                                                   ------------

                  U.S. TREASURY NOTE - 6.14%
      2,500,000   4.125%, 08/15/08 ...........................        2,519,533
      2,500,000   4.000%, 02/15/15 ...........................        2,601,955
                                                                   ------------
                                                                      5,121,488
                                                                   ------------

                  TOTAL U.S. GOVERNMENT AND
                    AGENCY OBLIGATIONS
                    (Cost $45,619,685) .......................       46,363,752
                                                                   ------------

CORPORATE NOTES AND BONDS - 40.03%
                  BIOTECHNOLOGY - 1.18%
      1,000,000   Biogen Idec
                    Senior Unsecured Notes
                    6.875%, 03/01/18 .........................          988,666
                                                                   ------------

                  BUILDING PRODUCTS - 0.81%
        750,000   USG,
                    Senior Unsecured Notes
                    7.750%, 01/15/18 .........................          678,750
                                                                   ------------

                  COMMUNICATIONS - 2.99%
        200,000   British Sky Broadcasting
                    6.875%, 02/23/09 .........................          203,628
        500,000   British Telecom
                    Senior Unsecured Notes
                    5.950%, 01/15/18 .........................          501,921
        800,000   Motorola
                    Senior Unsecured Notes
                    6.625%, 11/15/37 .........................          663,976
        750,000   Nextel Communications,
                    Senior Notes, Series E
                    6.875%, 10/31/13 .........................          619,203
        500,000   Viacom
                    Senior Unsecured Notes
                    6.125%, 10/05/17 .........................          502,417
                                                                   ------------
                                                                      2,491,145
                                                                   ------------

See accompanying Notes to Financial Statements.

Aston Funds

TCH FIXED INCOME FUND                                            APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                    ------------
                  CONSUMER CYCLICALS - 2.85%
$       750,000   D.R. Horton
                       Senior Notes
                       6.875%, 05/01/13 ......................     $    716,250
      1,000,000   Home Depot
                       Senior Unsecured Notes
                       5.875%, 12/16/36 ......................          838,622
      1,000,000   Limited Brands
                       Senior Unsecured Notes
                       7.600%, 07/15/37 ......................          824,351
                                                                   ------------
                                                                      2,379,223
                                                                   ------------

                  DIVERSIFIED MANUFACTURING - 0.62%
        500,000   Tyco Electronics Group
                       7.125%, 10/01/37 (a) ..................          513,656
                                                                   ------------

                  FINANCE - 17.18%
        750,000   American Express
                       Senior Unsecured Notes
                       8.150%, 03/19/38 ......................          875,194
        300,000   Bank of America
                       Senior Unsecured Notes
                       3.439%, 09/11/12 (b) ..................          293,925
      1,500,000   Bear Stearns, MTN
                       3.460%, 11/21/16 (b) ..................        1,383,690
                  CIT Group
                       Senior Notes
        500,000        3.402%, 11/03/10 (b) ..................          405,818
      1,000,000        3.320%, 02/13/12 (b) ..................          805,920
      2,000,000   Citigroup, Subordinated Notes
                       3.643%, 08/25/36 (b)       . . . . . ..        1,486,546
        500,000   General Electric Capital, MTN, Series A
                       3.475%, 05/05/26 (b) ..................          423,062
      1,650,000   Goldman Sachs Capital I
                       6.345%, 02/15/34 ......................        1,492,062
        500,000   IBM International Group Capital
                       3.253%, 07/29/09 (b) ..................          501,245
        250,000   John Deere Capital
                       Senior Unsecured Notes
                       3.434%, 01/18/11 (b) ..................          249,575
      1,000,000   Lehman Brothers Holdings
                       Subordinated Notes
                       6.875%, 07/17/37 ......................          929,874
        600,000   Merrill Lynch
                       6.110%, 01/29/37 ......................          507,665
        750,000   Merrill Lynch, MTN
                       6.875%, 04/25/18 ......................          757,474
      1,725,000   NB Capital Trust II
                       7.830%, 12/15/26 ......................        1,689,129
      1,000,000   Residential Capital
                       7.500%, 02/22/11 ......................          520,000
      1,000,000   SLM, MTN
                       5.625%, 08/01/33 ......................          777,159
      1,500,000   Washington Mutual Bank,
                       Subordinated Notes
                       3.490%, 05/20/13 (b) ..................        1,234,763
                                                                   ------------
                                                                     14,333,101
                                                                   ------------

                  FOOD AND BEVERAGES - 1.27%
      1,000,000   Kraft Foods,
                       Senior Unsecured Notes
                       7.000%, 08/11/37 ......................        1,056,110
                                                                   ------------
                  HEALTH CARE - 0.59%
        500,000   Unitedhealth Group
                     6.875%, 02/15/38 ........................          489,380
                                                                   ------------

                  OIL AND GAS EXTRACTION - 1.47%
        100,000   Hess
                     7.875%, 10/01/29 ........................          119,897

      1,005,000   Western Oil Sands, Secured
                     8.375%, 05/01/12 ........................        1,110,436
                                                                   ------------
                                                                      1,230,333
                                                                   ------------
                  PHARMACEUTICALS - 1.17%
      1,000,000   Hospira, Senior Notes
                     6.050%, 03/30/17 ........................          980,758
                                                                   ------------

                  RESTAURANTS - 2.17%
      1,000,000   Darden Restaurants,
                     Senior Unsecured Notes
                     6.800%, 10/15/37 ........................          926,720
        900,000   Yum! Brands, Senior Notes
                     6.875%, 11/15/37 ........................          884,347
                                                                   ------------
                                                                      1,811,067
                                                                   ------------

                  RETAIL - 3.02%
        750,000   JC Penney
                     6.375%, 10/15/36 ........................          642,403
        500,000   Macys Retail Holdings
                     6.375%, 03/15/37 ........................          389,952
      1,000,000   Nordstrom
                     Senior Unsecured Notes
                     7.000%, 01/15/38 ........................          973,574
        500,000   Wal-Mart Stores
                     6.200%, 04/15/38 ........................          510,643
                                                                   ------------
                                                                      2,516,572
                                                                   ------------
                  TECHNOLOGY - 1.54%
        350,000   KLA Instruments
                     Senior Unsecured Notes
                     6.900%, 05/01/18 ........................          353,389
        900,000   Oracle
                     Senior Unsecured Notes
                     6.500%, 04/15/38 ........................          933,347
                                                                   ------------
                                                                      1,286,736
                                                                   ------------

                  UTILITIES - 3.17%
      1,045,000   CenterPoint Energy
                     Senior Notes, Series B
                     7.250%, 09/01/10 ........................        1,086,575
      1,500,000   CILCORP
                     Senior Unsecured Notes
                     8.700%, 10/15/09 ........................        1,555,746
                                                                   ------------
                                                                      2,642,321
                                                                   ------------

                  TOTAL CORPORATE NOTES AND BONDS
                     (Cost $36,079,588) ......................       33,397,818
                                                                   ------------

See accompanying Notes to Financial Statements.

Aston Funds

TCH FIXED INCOME FUND                                            APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                    ------------
ASSET-BACKED SECURITIES - 1.00%
$      253,154    Capital One Auto Finance Trust
                     Series 2007-A, Class A2
                     5.330%, 05/17/10 ........................     $    253,151
       272,363    Ford Credit Auto Owner Trust
                     Series 2007-B, Class A1
                     5.292%, 10/15/08 (a) (c) ................          272,781
       304,235    Household Automotive Trust
                     Series 2007-1, Class A2
                     5.320%, 05/17/10 ........................          305,437
                                                                   ------------

                  TOTAL ASSET-BACKED SECURITIES
                     (Cost $ 829,432) ........................          831,369
                                                                   ------------


    SHARES
---------------
INVESTMENT COMPANY - 2.84%
      2,367,554   BlackRock Liquidity Funds
                     TempCash Portfolio ......................        2,367,554
                                                                   ------------

                  TOTAL INVESTMENT COMPANY
                     (Cost $2,367,554) .......................        2,367,554
                                                                   ------------

TOTAL INVESTMENTS - 99.44%
   (Cost $84,896,259)* .......................................       82,960,493
                                                                   ------------
   NET OTHER ASSETS AND LIABILITIES - 0.56% ..................          470,121
                                                                   ------------
   NET ASSETS - 100.00% ......................................     $ 83,430,614
                                                                   ============

--------------

* At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ................................     $  1,235,115
Gross unrealized depreciation ................................       (3,170,881)
                                                                   ------------
Net unrealized depreciation ..................................     $ (1,935,766)
                                                                   ============

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2008, these securities amounted to $786,437 or 0.94% of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.

(b) Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2008.

(c) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

CMO   Collateralized Mortgage Obligation

LOC   Letter of Credit

MTN   Medium Term Note

PORTFOLIO COMPOSITION
Investment Company ...................................................       3%
U.S. Government Obligations...........................................       6%
U.S. Government Agency Obligations....................................      49%
Corporate Notes and Bonds and Asset-
Backed Securities (Moody's Ratings(c))
   Aaa................................................................       1%
   Aa.................................................................       3%
   A..................................................................      11%
   Baa................................................................      21%
   Ba.................................................................       5%
   Ca.................................................................       1%
                                                                           ---
                                                                           100%
                                                                           ===

See accompanying Notes to Financial Statements.

Aston Funds

TCH INVESTMENT GRADE BOND FUND                                   APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

(PIE CHART)

Cash and Other Net Assets                                                    3%
Non-Agency Mortgage Backed Securities                                        5%
Corporate Notes and Bonds                                                   32%
Asset-Backed Securities                                                      1%
Commercial Mortgage-Backed Securities                                        1%
U.S. Government and Agency Obligations                                      58%

% of Total Net Assets

                                                                       MARKET
   PAR VALUE                                                           VALUE
---------------                                                    -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 58.56%

                  FEDERAL HOME LOAN BANK - 0.72%
$     100,000     6.500%, 08/14/09 ...........................     $    104,634
                                                                   ------------

                  FEDERAL HOME LOAN MORTGAGE - 16.92%
      100,000     6.000%, 06/05/17, MTN ......................          100,342
       57,248     5.500%, 08/01/17,
                     Gold Pool # E90954 ......................           58,589
      473,699     5.000%, 09/01/18,
                     Gold Pool # E99582 ......................          479,038
      107,285     6.500%, 08/01/32,
                     Gold Pool # C01385 ......................          111,814
      537,015     5.000%, 11/01/33,
                     Gold Pool # A15349 ......................          529,646
      470,036     5.500%, 11/01/33,
                     Gold Pool # A15901 ......................          474,748
      185,594     6.000%, 02/01/35,
                     Gold Pool # A34083 ......................          190,529
      247,276     5.500%, 09/01/37,
                     Gold Pool # G03202 ......................          249,137
      248,588     5.000%, 02/01/38,
                     Gold Pool # A73409 ......................          244,555
                                                                   ------------
                                                                      2,438,398
                                                                   ------------

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 36.38%
      100,000     5.500%, 03/15/11 ...........................          106,258
       61,630     6.000%, 10/01/16,
                     Pool # 611322 ...........................           63,661
       68,432     5.500%, 01/01/17,
                     Pool # 623107 ...........................           70,123
      162,963     5.500%, 04/01/17,
                     Pool # 254259 ...........................          166,938
      119,886     6.000%, 06/01/17,
                     Pool # 254342 ...........................          123,838
      322,800     5.500%, 11/01/17,
                     Pool # 659589 ...........................          330,675
      449,651     5.000%, 06/01/19,
                     Pool # 255274 ...........................          453,875
      300,827     5.000%, 09/01/19,
                     Pool # 788070 ...........................          304,029
      500,000     6.000%, 03/03/23 ...........................          501,421
      250,000     6.000%, 03/13/23 ...........................          250,921
      300,000     6.000%, 02/26/24 ...........................          300,248
       75,578     6.500%, 03/01/32,
                     Pool # 254239 ...........................           78,687
       52,484     7.000%, 04/01/32,
                     Pool # 545556 ...........................           55,882
       93,907     6.500%, 10/01/32,
                     Pool # 254479 ...........................           97,770
      558,183     5.000%, 10/01/33,
                     Pool # 749179 ...........................          550,270
       61,977     6.000%, 02/01/34,
                     Pool # 725162 ...........................           63,674
      164,212     6.000%, 09/01/34,
                     Pool # 794267 ...........................          168,453
      249,392     6.000%, 11/01/34,
                     Pool # 735060 ...........................          255,832
      418,450     5.000%, 05/01/35,
                     Pool # 826641 ...........................          411,864
      393,072     6.000%, 12/01/36,
                     Pool # 888029 ...........................          402,363
      233,677     5.500%, 06/01/37,
                     Pool # 918778 ...........................          235,240
      249,677     5.500%, 03/01/38,
                     Pool # 962344 ...........................          251,323
                                                                   ------------
                                                                      5,243,345
                                                                   ------------

                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.06%
       53,745     6.500%, 05/15/32,
                     Pool # 584389 ...........................           56,034
      243,432     5.000%, 08/20/37,
                     Pool # 4015 .............................          240,472
                                                                   ------------
                                                                        296,506
                                                                   ------------

                  U.S. TREASURY NOTE - 2.48%
      250,000     4.125%, 08/15/08 ...........................          251,953
      100,000     4.250%, 11/15/14 ...........................          105,836
                                                                   ------------
                                                                        357,789
                                                                   ------------

                  TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                     (Cost $8,368,833) .......................        8,440,672
                                                                   ------------

CORPORATE NOTES AND BONDS - 32.20%
                  BIOTECHNOLOGY - 1.03%
      150,000     Biogen Idec
                     Senior Unsecured Notes
                     6.875%, 03/01/18 ........................          148,300
                                                                   ------------

                  COMMUNICATIONS - 4.49%
      100,000     British Sky Broadcasting
                     6.875%, 02/23/09 ........................          101,814
      150,000     British Telecom
                     Senior Unsecured Notes
                     5.950%, 01/15/18 ........................          150,576
      300,000     Sprint Nextel, Unsecured Notes
                     6.000%, 12/01/16 ........................          244,887
      150,000     Viacom
                     Senior Unsecured Notes
                     6.125%, 10/05/17 ........................          150,725
                                                                   ------------
                                                                        648,002
                                                                   ------------

See accompanying Notes to Financial Statements.

Aston Funds

TCH INVESTMENT GRADE BOND FUND                                   APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                    ------------
                  FINANCE - 15.07%
$     125,000     American Express
                     Senior Unsecured Notes
                     7.000%, 03/19/18 ........................     $    134,701
      200,000     Bank of America
                  Senior Unsecured Notes
                     3.439%, 09/11/12 (a) ....................          195,950
      250,000     Bear Stearns, MTN
                     3.460%, 11/21/16 (a) ....................          230,615
      250,000     CIT Group Senior Notes
                     3.320%, 02/13/12 (a) ....................          201,480
      500,000     Citigroup, Subordinated Notes
                     3.643%, 08/25/36 (a) ....................          371,637
      375,000     International Lease Finance,
                  Unsubordinated Notes
                     5.875%, 05/01/13 ........................          373,868
      250,000     Merrill Lynch, MTN
                     6.875%, 04/25/18 ........................          252,491
      500,000     Washington Mutual Bank,
                     Subordinated Notes
                     3.490%, 05/20/13 (a) ....................          411,587
                                                                   ------------
                                                                      2,172,329
                                                                   ------------

                  FOOD AND BEVERAGES - 2.53%
      250,000     Kraft Foods
                     Senior Unsecured Notes
                     6.500%, 08/11/17 ........................          262,107
      100,000     Kroger
                     5.500%, 02/01/13 ........................          102,015
                                                                   ------------
                                                                        364,122
                                                                   ------------

                  INDUSTRIAL - 1.07%
      150,000     Tyco Electronics Group
                     6.550%, 10/01/17 (b) ....................          153,838
                                                                   ------------
                  INSURANCE - 3.30%
      200,000     Chubb
                     6.000%, 11/15/11 ........................          202,117
      250,000     State Auto Financial,
                     Senior Notes
                     6.250%, 11/15/13 ........................          273,868
                                                                   ------------
                                                                        475,985
                                                                   ------------

                  OIL AND GAS EXTRACTION - 0.72%
      100,000     Dominion Resources
                     Senior Unsecured Notes,
                     Series C 6.250%, 11/01/11 ...............          104,395
                                                                   ------------

                  PHARMACEUTICALS - 1.70%
      250,000     Hospira, Senior Notes
                      6.050%, 03/30/17 .......................          245,190
                                                                   ------------

                  RESTAURANTS - 0.88%
      125,000     Yum! Brands,
                     Senior Unsecured Notes
                     6.250%, 03/15/18 ........................          126,501
                                                                   ------------

                  TECHNOLOGY - 1.41%
      100,000     KLA Instruments
                     Senior Unsecured Notes
                     6.900%, 05/01/18 ........................          100,968
      100,000     Oracle
                     Senior Unsecured Notes
                     5.750%, 04/15/18 ........................          102,005
                                                                   ------------
                                                                        202,973
                                                                   ------------

                  TOTAL CORPORATE NOTES AND BONDS
                     (Cost $4,944,207) .......................        4,641,635
                                                                   ------------

ASSET-BACKED SECURITIES - 0.95%
      45,394      Ford Credit Auto Owner Trust
                     Series 2007-B, Class A1
                     5.292%, 10/15/08 (b) (c) ................           45,463
      91,270      Household Automotive Trust
                     Series 2007-1, Class A2
                     5.320%, 05/17/10 ........................           91,631
                                                                   ------------

                  TOTAL ASSET-BACKED SECURITIES
                     (Cost $ 136,569) ........................          137,094
                                                                   ------------

NON-AGENCY MORTGAGE-BACKED SECURITIES - 5.16%
      274,203     Bear Stearns Asset
                     Backed Securities,
                     Series 2003-AC5,
                     Class A2, CMO
                     5.000%, 10/25/33 ........................          264,059
      301,763     Chase Mortgage Finance,
                     Series 2003-S2,
                     Class A1, CMO
                     5.000%, 03/25/18 (c) ....................          291,977
       38,080     Master Asset Securitization Trust,
                     Series 2002-8,
                     Class 1A2, CMO
                     5.250%, 12/25/17 (c) ....................           37,758
      151,943     Washington Mutual,
                     Series 2002-S8,
                     Class 2A7, CMO
                     5.250%, 01/25/18 (c) ....................          150,519
                                                                   ------------

                  TOTAL NON-AGENCY
                     MORTGAGE-BACKED SECURITIES
                     (Cost $ 773,850) ........................          744,313
                                                                   ------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.51%
      71,912      General Electric Capital
                     Commercial Mortgage
                     Series 2001-1, Class A1
                     6.079%, 05/15/33 ........................           72,838
                                                                   ------------

                  TOTAL COMMERCIAL
                     MORTGAGE-BACKED SECURITIES
                     (Cost $ 79,201) .........................           72,838
                                                                   ------------

See accompanying Notes to Financial Statements.

Aston Funds

TCH INVESTMENT GRADE BOND FUND                                   APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
    SHARES                                                            VALUE
---------------                                                    ------------
INVESTMENT COMPANY - 2.81%

      404,938     BlackRock Liquidity Funds
                       TempCash Portfolio ....................     $    404,938
                                                                   ------------

                  TOTAL INVESTMENT COMPANY
                      (Cost $ 404,938) .......................          404,938
                                                                   ------------
TOTAL INVESTMENTS - 100.19%
     (Cost $14,707,598)* .....................................       14,441,490
                                                                   ------------

NET OTHER ASSETS AND LIABILITIES - (0.19)% ...................          (27,214)
                                                                   ------------
NET ASSETS - 100.00% .........................................     $ 14,414,276
                                                                   ============

---------------

* At April 30, 2008, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ................................     $    150,330
Gross unrealized depreciation ................................         (416,438)
                                                                   ------------
Net unrealized depreciation ..................................     $   (266,108)
                                                                   ============

(a) Floating rate note. The interest rate shown reflects the rate in effect at April 30, 2008.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2008, these securities amounted to $199,301 or 1.38% of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.

(c) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc. Portfolio Composition

CMO Collateralized Mortgage Obligation

MTN Medium Term Note

PORTFOLIO COMPOSITION
Investment Company ..................................................        3%
U.S. Government Obligations..........................................        3%
U.S. Government Agency Obligations...................................       56%
Corporate Notes and Bonds (Moody's Ratings(c))
   Aaa...............................................................        6%
   Aa................................................................        1%
   A.................................................................       12%
   Baa...............................................................       19%
                                                                           ---
                                                                           100%
                                                                           ===

See accompanying Notes to Financial Statements.

Aston Funds

MCDONNELL MUNICIPAL BOND FUND                                     APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

(PIE CHART)

Water                                                  5%
Facilities                                             5%
Other Municipal Securities                             5%
Cash and Other Net Assets                              7%
Healthcare                                            17%
Power                                                  4%
Utilities                                              3%
Education                                             37%
General Obligation Bonds                              17%

% of Total Net Assets

                                                       MARKET
 PAR VALUE                                             VALUE
-----------                                         -----------
MUNICIPAL SECURITIES - 93.41%

             DISTRICT OF COLUMBIA - 2.92%
$   400,000  District of Columbia RB,
              Smithsonian Institute, Series A
              Pre-refunded 11/01/10
              5.375%, 11/01/15 ...................  $   431,848
                                                    -----------

             FLORIDA - 5.08%
    750,000  Palm Beach County
              Health Facilities Authority RB,
              Abbey DelRay South Project
              5.500%, 10/01/11 (a) ...............      751,080
                                                    -----------

             GEORGIA - 3.53%
    500,000  Cartersville Development
              Authority Water & Wastewater
              Facilities RB, Anheuser-Busch
              Cos., Series A, AMT
              7.375%, 05/01/09 ...................      522,205
                                                    -----------

             IDAHO - 8.34%
  1,000,000  Idaho Health Facilities
              Authority RB,
              IHC Hospitals, ETM
              6.650%, 02/15/21 (a) ...............    1,233,890
                                                    -----------

             ILLINOIS - 25.64%
    250,000  Chicago Public Building
              Commission RB,
              School Reform Board, Series B
              5.250%, 12/01/18
              Insured: FGIC ......................      267,148
    375,000  DuPage County, Jail Project, GO
              5.600%, 01/01/21 ...................      423,979
  1,000,000  Illinois Development
              Finance Authority RB,
              Lincoln Way Community
              5.700%, 01/01/18
              Insured: FGIC ......................    1,126,460

  1,000,000  Lake County Township
             High School
              District No. 113,
              Highland Park, GO
              8.800%, 12/01/09 ...................     1,099,450

    785,000  University of Illinois RB, Auxiliary
              Facilities Systems, Series B
              5.500%, 04/01/17
              Insured: FGIC ......................      878,077
                                                    -----------
                                                      3,795,114
                                                    -----------

             INDIANA - 5.37%
    700,000  Indianapolis Public
              Improvement RB, Series B
              6.000%, 01/10/20 ...................      794,724
                                                    -----------

             KANSAS - 7.96%
1,020,000    Butler & Sedgwick Counties
              Unified School District No. 385,
              Andover, GO
              6.000%, 09/01/14
              Insured: FSA .......................    1,178,457
                                                    -----------

             MASSACHUSETTS - 1.50%
    200,000  Massachusetts State Water
              Pollution Abatement Trust RB
              5.250%, 08/01/21 ...................      222,222
                                                    -----------

             MICHIGAN - 3.08%
    400,000  Michigan Municipal
              Bond Authority RB,
              Drinking Water Revolving Fund
              5.500%, 10/01/16 ...................      455,620
                                                    -----------

             MISSOURI - 3.47%
    500,000  Missouri State Health &
              Educational Facilities
              Authority, RB
              St. Lukes Episcopal
              5.000%, 12/01/17 (a) ...............      514,020
                                                    -----------

             TENNESSEE - 2.96%
    400,000  Metropolitan Government
              Nashville & Davidson County
              Tennessee Health & Education
              Board Facilities RB, Vanderbilt
              University, Series B
              5.000%, 10/01/18 ...................      437,324
                                                    -----------

             TEXAS - 8.58%
    480,000  Frisco Independent School
              District, GO
              7.000%, 08/15/10
              Guaranteed: PSF ....................      526,838
    200,000  Humble Independent School District
              Series II, GO
              5.500%, 02/15/10
              Insured: PSF .......................      210,648
    500,000  Texas Municipal Power Agency RB,
              Series E
              5.500%, 09/01/10
              Insured: MBIA ......................      532,800
                                                    -----------
                                                      1,270,286
                                                    -----------

See accompanying Notes to Financial Statements.

Aston Funds

MCDONNELL MUNICIPAL BOND FUND                                     APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                       MARKET
 PAR VALUE                                             VALUE
-----------                                         -----------
             VIRGINIA - 7.25%
$ 1,000,000  Roanoke Public Improvement,
              Series B, GO,
              State Aid Withholding
              5.000%, 02/01/19 ...................  $ 1,072,900
                                                    -----------

             WASHINGTON - 3.46%
    500,000  Port of Seattle Special Facilities RB,
              Seattle-Tacoma Fuel Facilities, AMT
              5.000%, 06/01/11
              Insured: MBIA ......................      511,545
                                                    -----------

             WISCONSIN - 4.27%
    600,000  Wisconsin State, GO,
              Series A
              5.000%, 05/01/21
              Insured: FGIC ......................      632,286
                                                    -----------
             TOTAL MUNICIPAL SECURITIES
              (Cost $12,988,676)                     13,823,521
                                                    -----------


  SHARES
-----------
INVESTMENT COMPANY - 4.74%

    700,658  Blackrock Provident Institutional
              MuniCash Portfolio .................      700,658
                                                    -----------

             TOTAL INVESTMENT COMPANY
              (Cost $ 700,658) ...................      700,658
                                                    -----------

TOTAL INVESTMENTS - 98.15%
 (Cost $13,689,334)* .............................   14,524,179
                                                    -----------
NET OTHER ASSETS AND LIABILITIES - 1.85% .........      274,506
                                                    -----------
NET ASSETS - 100.00% .............................  $14,798,685
                                                    ===========

-------------
* At April 30, 2008, cost is identical for book and Federal income tax purposes.


 Gross unrealized appreciation ...................  $   852,712
 Gross unrealized depreciation ...................      (17,867)
                                                    -----------
 Net unrealized appreciation .....................  $   834,845
                                                    ===========

(a) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

AMT   Alternative Minimum Tax
ETM   Escrowed to Maturity
FGIC  Financial Guaranty Insurance Co.
FSA   Financial Security Assurance, Inc.
GO    General Obligation
MBIA  MBIA Insurance Corp.
PSF   Permanent School Fund
RB    Revenue Bond

PORTFOLIO COMPOSITION
 Investment Company ......................       5%
 Municipal Securities (Moody's Ratings(a))
 Aaa .....................................      47%
 Aa ......................................      26%
 A .......................................      17%
 Bbb .....................................       5%
                                            ------
                                               100%
                                            ======

See accompanying Notes to Financial Statements.

Aston Funds

ABN AMRO INVESTOR MONEY MARKET FUND                               APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

(PIE CHART)

Banks                                             9%
Asset-Backed                                     12%
Cash and Other Net Assets                         2%
Repurchase Agreements                            77%

% of Total Net Assets

                                                     AMORTIZED
 PAR VALUE                                             COST
------------                                        -----------
CERTIFICATES OF DEPOSIT - 2.96%

               BANKS - 2.96%
 $  1,000,000   Bank of Scotland
                2.650%, 05/06/08 .................  $   999,632
                                                    -----------

               TOTAL CERTIFICATES OF DEPOSIT
                (Cost $ 999,632) .................      999,632
                                                    -----------

COMMERCIAL PAPER (A) - 17.76%

               ASSET-BACKED - 11.84%
   1,000,000   Barton Capital
                2.750%, 05/09/08 (b) .............      999,389
   1,000,000   FCAR Owner Trust
                3.050%, 05/20/08 .................      998,390
   1,000,000   Gemini Securitization
                2.820%, 05/13/08 (b) .............      999,060
   1,000,000   Yorktown Capital
                2.600%, 05/23/08 (b) .............      998,411
                                                    -----------
                                                      3,995,250
                                                    -----------

               BANKS - 5.92%
   1,000,000   ANZ National International
                2.950%, 05/05/08 (b) .............      999,672
                                                    -----------
   1,000,000   Rabobank USA
                2.750%, 05/19/08 .................      998,625
                                                    -----------
                                                      1,998,297
                                                    -----------

               TOTAL COMMERCIAL PAPER
                (Cost $5,993,547) ................    5,993,547
                                                    -----------

REPURCHASE AGREEMENTS - 77.04%

$ 13,000,000   Bank of America, 1.990%,
                dated 04/30/2008, matures
                05/01/2008, repurchase price
                $13,000,719 (collateralized by
                U.S. Government Agency
                instrument, with interest
                rate 5.000% and maturity
                of 2038, total market value
                $ 13,260,000) ....................  $13,000,000

  13,000,000   Barclays Capital, 1.980%, dated
                04/30/2008, matures 05/01/2008,
                repurchase price $13,000,715
                (collateralized by U.S. Government
                Agency instrument, with interest
                rate of 5.500% and maturity of
                2036, total market value
                $ 13,260,001) ....................   13,000,000
                                                    -----------
               TOTAL REPURCHASE AGREEMENTS
                (Cost $26,000,000) ...............   26,000,000
                                                    -----------


   SHARES
------------
INVESTMENT COMPANY - 2.58%

     870,499   BlackRock Liquidity Funds
                TempFund Portfolio ...............      870,499
                                                    -----------
               TOTAL INVESTMENT COMPANY
                (Cost $ 870,499) .................      870,499
                                                    -----------
TOTAL INVESTMENTS - 100.34%
  (Cost $33,863,678)* ............................  $33,863,678
                                                    -----------
NET OTHER ASSETS AND LIABILITIES - (0.34)% .......     (114,414)
                                                    -----------
NET ASSETS - 100.00% .............................  $33,749,264
                                                    ===========

----------

* At April 30, 2008, cost is identical for book and Federal income tax purposes.

(a)   Annualized yield at the time of purchase.

(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2008, these securities amounted to $3,996,532 or 11.84% of net assets. These securities have been determined by the Adviser to be liquid securities.

See accompanying Notes Financial Statements.

                      This page intentionally left blank.

Aston Funds
                                                                  APRIL 30, 2008
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                                                 MONTAG & CALDWELL   VEREDUS SELECT
                                                                     GROWTH FUND      GROWTH FUND
                                                                 -----------------   --------------
ASSETS:
Investments:
      Investments at cost ....................................   $  1,431,978,114    $  104,608,526
      Net unrealized appreciation ............................        320,685,145         8,221,535
                                                                 ----------------    --------------
         Total investments at value ..........................      1,752,663,259       112,830,061
Receivables:
      Dividends and interest .................................          1,312,247            40,797
      Dividend reclaims ......................................                 --                --
      Fund shares sold .......................................          5,428,541           274,812
      Investments sold .......................................         33,258,299         3,948,502
      Due from Adviser, net (Note G) .........................                 --                --
Other assets ................................................             113,583             4,253
                                                                 ----------------    --------------
         Total assets ........................................      1,792,775,929       117,098,425
                                                                 ----------------    --------------

LIABILITIES:
Payables:
      Dividend distribution ..................................                 --                --
      Investments purchased ..................................         28,966,809         5,174,101
      Fund shares redeemed ...................................          2,160,341           244,141
      Due to Adviser, net (Note G) ...........................            988,721            76,672
      Administration fees (Note G) ...........................             70,380             5,085
      Distribution fees (Note G) .............................             34,700             2,632
      Audit and tax fees .....................................             14,663             9,619
      Custodian fees .........................................             29,627             2,105
      Transfer agent fees ....................................            156,185             9,438
      Trustees fees and related expenses (Note G) ............              9,942                --
Accrued expenses and other payables ..........................             81,921               825
                                                                 ----------------    --------------
         Total liabilities ...................................         32,513,289         5,524,618
                                                                 ----------------    --------------
NET ASSETS ..................................................    $  1,760,262,640    $  111,573,807
                                                                 ================    ==============
NET ASSETS CONSIST OF:
   Paid in capital ...........................................   $  1,442,089,679    $  107,498,487
   Accumulated undistributed (overdistributed) net investment
      income (loss) ..........................................          2,177,449          (164,115)
   Accumulated net realized gain (loss) on investments .......         (4,689,633)       (3,982,100)
   Net unrealized appreciation on investments ................        320,685,145         8,221,535
                                                                 ----------------    --------------
TOTAL NET ASSETS .............................................   $  1,760,262,640    $  111,573,807
                                                                 ================    ==============
CLASS N:
   Net Assets ................................................   $    720,927,669    $   55,005,706
   Shares of beneficial interest outstanding (unlimited
      authorization) .........................................         28,373,835         4,189,277
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) .....................   $          25.41    $        13.13
                                                                 ================    ==============
CLASS I:
   Net Assets ................................................   $  1,037,913,394    $   56,568,101
   Shares of beneficial interest outstanding (unlimited
      authorization) .........................................         40,689,995         4,286,498
      NET ASSET VALUE Offering and redemption price per share
          (Net Assets/Shares Outstanding) ....................   $          25.51    $        13.20
                                                                 ================    ==============
CLASS R:
   Net Assets ................................................   $      1,421,577    $           --
   Shares of beneficial interest outstanding (unlimited
   authorization) ............................................             56,336                --
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) .....................   $          25.23    $           --
                                                                 ================    ==============

See accompanying Notes to Financial Statements.

Aston Funds

                      OPTIMUM                           TAMRO           RIVER ROAD        OPTIMUM
  ABN AMRO           LARGE CAP          VALUE          ALL CAP        DYNAMIC EQUITY      MID CAP
 GROWTH FUND      OPPORTUNITY FUND      FUND            FUND           INCOME FUND          FUND
--------------    ----------------  --------------   --------------   --------------   --------------
$  283,267,448     $   10,294,598   $  259,763,599   $   10,915,520   $   41,123,498   $  836,047,896
    15,340,976            402,737       26,031,223        1,687,670          250,118      115,063,462
--------------     --------------   --------------   --------------   --------------   --------------
   298,608,424         10,697,335      285,794,822       12,603,190       41,373,616      951,111,358

       227,326              7,615          353,899            7,968           95,411          721,400
            --                 --               --               --            1,184               --
        33,602                 --            9,463              162          104,449        2,216,472
     5,713,404                 --        3,238,375          209,162           20,942          938,871
            --              2,906               --               --               --               --
        15,628              1,120           11,131            1,071            1,108           37,422
--------------     --------------   --------------   --------------   --------------   --------------
   304,598,384         10,708,976      289,407,690       12,821,553       41,596,710      955,025,523
--------------     --------------   --------------   --------------   --------------   --------------

            --                 --               --               --            1,448               --
     4,422,198                 --        3,252,162          181,879           62,165        4,904,381
       403,617              1,079           45,199               --            8,692        1,879,962
       168,812                 --          170,102            2,412           19,850          548,157
        12,378              1,713           13,003            1,505            2,840           36,055
         5,074                514            1,209              601            1,964           39,288
        12,545              7,896           11,512            9,602            9,610           11,903
        11,570             10,046           14,446            1,185            6,834           13,444
        77,351             15,205            7,878            6,776           14,279          144,756
         6,574                278            2,208              104               --            3,513
        24,396                548           45,055            3,278            4,384           37,372
--------------     --------------   --------------   --------------   --------------   --------------
     5,144,515             37,279        3,562,774          207,342          132,066        7,618,831
--------------     --------------   --------------   --------------   --------------   --------------
$  299,453,869     $   10,671,697   $  285,844,916   $   12,614,211   $   41,464,644   $  947,406,692
==============     ==============   ==============   ==============   ==============   ==============
$  328,684,214     $   13,950,753   $  234,072,785   $   10,692,136   $   42,361,792   $  778,674,142
       313,354             (7,927)         122,703           16,372          100,372        1,020,436
   (44,884,675)        (3,673,866)      25,618,205          218,033       (1,247,638)      52,648,652
    15,340,976            402,737       26,031,223        1,687,670          250,118      115,063,462
--------------     --------------   --------------   --------------   --------------   --------------
$  299,453,869     $   10,671,697   $  285,844,916   $   12,614,211   $   41,464,644   $  947,406,692
==============     ==============   ==============   ==============   ==============   ==============
$  104,101,390     $   10,671,697   $   24,553,131   $   12,614,211   $   41,277,196   $  815,229,476
     7,042,755            951,712        1,940,194        1,085,918        3,711,150       29,404,904

$        14.78     $        11.21   $        12.65   $        11.62   $        11.12   $        27.72
==============     ==============   ==============   ==============   ==============   ==============
$  194,729,191     $           --   $  261,291,785   $           --   $      187,448   $  132,177,216
    12,930,060                 --       20,648,062               --           16,865        4,712,011

$        15.06     $           --   $        12.65   $           --   $        11.11   $        28.05
==============     ==============   ==============   ==============   ==============   ==============

$      623,288     $           --   $           --   $                $           --   $           --
        42,772                 --               --               --               --               --

$        14.57     $           --   $           --   $           --   $           --   $           --
==============     ==============   ==============   ==============   ==============   ==============

See accompanying Notes to Financial Statements.

Aston Funds
                                                                  APRIL 30, 2008
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - CONTINUED

                                                                       MONTAG & CALDWELL     CLARIVEST
                                                                             MID CAP          MID CAP
                                                                          GROWTH FUND       GROWTH FUND
                                                                       -----------------   ------------
ASSETS:
Investments:
      Investments at cost ..........................................   $     2,252,411     $    471,718
      Net unrealized appreciation (depreciation) ...................           (38,376)            (102)
                                                                       ---------------     ------------
         Total investments at value ................................         2,214,035          471,616
Receivables:
      Dividends and interest .......................................               983              173
      Fund shares sold .............................................                --               --
      Investments sold .............................................            53,050            8,600
      Due from Adviser, net (Note G) ...............................             7,531            8,995
Deferred offering costs ............................................             8,236           11,453
Other assets .......................................................             1,138            1,041
                                                                       ---------------     ------------
         Total assets ..............................................         2,284,973          501,878
                                                                       ---------------     ------------

LIABILITIES:
Payables:
      Investments purchased ........................................            22,507           11,879
      Fund shares redeemed .........................................                --               --
      Due to Adviser, net (Note G) .................................                --               --
      Administration fees (Note G) .................................             1,074              612
      Distribution fees (Note G) ...................................               107               23
      Audit and tax fees ...........................................             9,271            9,271
      Custodian fees ...............................................             2,258            2,473
      Transfer agent fees ..........................................             2,745            2,747
      Trustees fees and related expenses (Note G) ..................                --               --
Accrued expenses and other payables ................................               708              314
                                                                       ---------------     ------------
         Total liabilities .........................................            38,670           27,319
                                                                       ---------------     ------------
NET ASSETS .........................................................   $     2,246,303     $    474,559
                                                                       ===============     ============
NET ASSETS CONSIST OF:
   Paid in capital .................................................   $     2,376,664     $    524,665
   Accumulated undistributed (overdistributed) net investment income
      (loss) .......................................................            (6,755)            (833)
   Accumulated net realized loss on investments ....................           (85,230)         (49,171)
   Net unrealized appreciation (depreciation) on investments .......           (38,376)            (102)
                                                                       ---------------     ------------
TOTAL NET ASSETS ...................................................   $     2,246,303     $    474,559
                                                                       ===============     ============
CLASS N:
   Net Assets ......................................................   $     2,246,303     $    474,559
   Shares of beneficial interest outstanding (unlimited
      authorization) ...............................................           239,691           52,556
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ............................   $          9.37     $       9.03
                                                                       ===============     ============
CLASS I:
   Net Assets ......................................................   $            --     $         --
   Shares of beneficial interest outstanding (unlimited
      authorization) ..............................................                 --               --
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) ...........................   $            --     $         --
                                                                       ===============     ============

See accompanying Notes to Financial Statements.

Aston Funds

  CARDINAL      RIVER ROAD        VEREDUS           TAMRO          RIVER ROAD
  MID CAP      SMALL-MID CAP     AGGRESSIVE       SMALL CAP        SMALL CAP
 VALUE FUND        FUND         GROWTH FUND         FUND           VALUE FUND
------------   -------------   --------------   --------------   --------------
$  1,219,421   $  90,690,113   $  120,130,394   $  332,143,443   $  282,408,586
     (92,659)      1,996,814        8,790,042       17,646,639        3,217,345
------------   -------------   --------------   --------------   --------------
   1,126,762      92,686,927      128,920,436      349,790,082      285,625,931

         486          65,015            7,069          100,478          165,614
          --       1,104,981           71,907          424,083        1,060,056
          --         628,861        1,370,377        2,130,994          730,440
       8,436              --               --               --               --
      11,025              --               --               --               --
       1,059          23,558           14,683           11,190           14,717
------------   -------------   --------------   --------------   --------------
   1,147,768      94,509,342      130,384,472      352,456,827      287,596,758
------------   -------------   --------------   --------------   --------------

      10,788       2,943,194          974,413        4,340,917        3,216,763
          --          31,385          618,087          883,628          233,566
          --          63,667           97,643          241,371          199,469
       1,050           3,659            6,918           14,471           12,282
          54             285            3,774            9,642            8,640
       9,271           7,887           11,644           11,490           11,462
       2,659           2,756            6,499            6,317            8,827
       2,690           4,557           49,291           59,501          144,406
          --              --            3,493            1,968               --
         600             185           25,936           19,356           12,856
------------   -------------   --------------   --------------   --------------
      27,112       3,057,575        1,797,698        5,588,661        3,848,271
------------   -------------   --------------   --------------   --------------
$  1,120,656   $  91,451,767   $  128,586,774   $  346,868,166   $  283,748,487
============   =============   ==============   ==============   ==============

$  1,233,865   $  91,507,704   $  132,878,203   $  333,188,422   $  301,010,365
         803          81,502         (929,796)         707,818          244,013
     (21,353)     (2,134,253)     (12,151,675)      (4,674,713)     (20,723,236)
     (92,659)      1,996,814        8,790,042       17,646,639        3,217,345
------------   -------------   --------------   --------------   --------------
$  1,120,656   $  91,451,767   $  128,586,774   $  346,868,166   $  283,748,487
============   =============   ==============   ==============   ==============

$  1,120,656   $   6,018,402   $   79,253,436   $  203,067,070   $  181,303,131
     125,096         644,939        6,275,437       12,022,107       14,766,904

$       8.96   $        9.33   $        12.63   $        16.89   $        12.28
============   =============   ==============   ==============   ==============
$         --   $  85,433,365   $   49,333,338   $  143,801,096   $  102,445,356
          --       9,150,270        3,804,161        8,429,271        8,338,831

$         --   $        9.34   $        12.97   $        17.06   $        12.29
============   =============   ==============   ==============   ==============

See accompanying Notes to Financial Statements.

Aston Funds
                                                                  APRIL 30, 2008
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - CONTINUED

                                                                   NEPTUNE         BARINGS
                                                                INTERNATIONAL   INTERNATIONAL
                                                                    FUND            FUND
                                                                -------------   -------------
ASSETS:
Investments:
       Investments at cost ..................................   $  13,894,589   $  7,224,401
       Net unrealized appreciation (depreciation) ...........         927,340        328,638
                                                                -------------   ------------
          Total investments at value ........................      14,821,929      7,553,039
Cash ........................................................             656             --
Receivables:
       Dividends and interest ...............................          52,958         24,853
       Dividend reclaims ....................................             773          2,996
       Fund shares sold .....................................              --             --
       Investments sold .....................................              --        324,841
       Due from Adviser, net (Note G) .......................           2,086          4,213
Deferred offering costs .....................................          16,135         13,343
Other assets ................................................              67          1,672
                                                                -------------   ------------
          Total assets ......................................      14,894,604      7,924,957
                                                                -------------   ------------

LIABILITIES:
Payables:
       Due to custodian .....................................              --             --
       Investments purchased ................................          43,657        226,481
       Due to Adviser, net (Note G) .........................              --             --
       Administration fees (Note G) .........................           3,997            867
       Distribution fees (Note G) ...........................              --             --
       Audit and tax fees ...................................           8,960          9,271
       Custodian fees .......................................           9,796          7,590
       Transfer agent fees ..................................           2,624          2,723
       Trustees fees and related expenses (Note G) ..........              --             --
Accrued expenses and other payables .........................           8,369            685
Outstanding options written, at value (premiums received
   $596,732) ................................................              --             --
                                                                -------------   ------------
          Total liabilities .................................          77,403        247,617
                                                                -------------   ------------
NET ASSETS ..................................................   $  14,817,201   $  7,677,340
                                                                =============    ===========

NET ASSETS CONSIST OF:
   Paid in capital ..........................................   $  13,988,320   $  7,573,809
   Accumulated undistributed net investment income ..........          51,630         31,183
   Accumulated net realized gain (loss) on investments,
      written options and foreign currency transactions .....        (150,133)      (255,415)
   Net unrealized appreciation (depreciation) on investments, written options and translation of assets and
      liabilities in foreign currency .......................         927,384        327,763
                                                                -------------   ------------
TOTAL NET ASSETS ............................................   $  14,817,201   $  7,677,340
                                                                =============   ============
CLASS N:
   Net Assets ...............................................   $          --   $         --
   Shares of beneficial interest outstanding (unlimited
      authorization) ........................................              --             --
    NET ASSET VALUE Offering and redemption price per share
       (Net Assets/Shares Outstanding) ......................   $          --   $         --
                                                                =============   ============

CLASS I:
   Net Assets ...............................................   $  14,817,201   $  7,677,340
   Shares of beneficial interest outstanding (unlimited
      authorization) ........................................       1,323,711        849,329
    NET ASSET VALUE Offering and redemption price per share
       (Net Assets/Shares Outstanding) ......................   $       11.19   $       9.04
                                                                =============   ============

See accompanying Notes to Financial Statements.

Aston Funds

   ABN AMRO                                               NEW CENTURY      MB ENHANCED
 GLOBAL REAL     SGA INTERNATIONAL   SMART ALLOCATION   ABSOLUTE RETURN   EQUITY INCOME
 ESTATE FUND    SMALL-MID CAP FUND       ETF FUND          ETF FUND        INCOME FUND
-------------   ------------------   ----------------   ---------------   -------------
$  20,226,317   $     1,159,464      $    3,343,294     $   2,024,602     $  14,746,602
      (25,668)         (136,508)             20,971            53,850           319,481
-------------   ---------------      --------------     -------------     -------------
   20,200,649         1,022,956           3,364,265         2,078,452        15,066,083
           --                --                  --           155,379         1,363,139

       77,662             5,227                 586             1,989             7,513
          966               126                  --                --                --
           --             1,470              37,500                --         1,182,900
       45,776                --               1,755            31,151            30,756
           --             9,816               6,876             7,365             2,234
       11,352            12,789              54,564            75,475            45,481
          492             4,913                 817             1,515             3,448
-------------   ---------------      --------------     -------------     -------------
   20,336,897         1,057,297           3,466,363         2,351,326        17,701,554
-------------   ---------------      --------------     -------------     -------------

        2,526                --                  --                --                --
      128,196                --               1,755           123,947         1,829,324
        6,505                --                  --                --                --
        3,355             1,008               1,208             1,339             1,534
          962                49                 161               106               615
        8,969             9,271               6,012             2,694             5,837
        3,049             6,466               1,236               805             2,072
        2,719             2,724               2,751             2,674             2,810
           --                --                  --                15                --
        9,271               329                 221                44               133
           --                --                  --                --           667,746
-------------   ---------------      --------------     -------------     -------------
      165,552            19,847              13,344           131,624         2,510,071
-------------   ---------------      --------------     -------------     -------------
$  20,171,345   $     1,037,450      $    3,453,019     $   2,219,702     $  15,191,483
=============   ===============      ==============     =============     =============
$  20,913,435   $     1,206,243      $    3,413,568     $   2,165,222     $  14,861,550
       97,739            10,837                 993             1,456            19,649

     (814,234)          (43,055)             17,487              (826)           61,817

      (25,595)         (136,575)             20,971            53,850           248,467
-------------   ---------------      --------------     -------------     -------------
$  20,171,345   $     1,037,450      $    3,453,019     $   2,219,702     $  15,191,483
=============   ===============      ==============     =============     =============

$  20,171,345   $     1,037,450      $    3,453,019     $   2,219,702     $  15,191,483
    2,099,366           123,804             345,638           214,345         1,435,184

$        9.61   $          8.38      $         9.99     $       10.36     $       10.59
=============   ===============      ==============     =============     =============

$          --   $            --      $           --     $          --     $          --
           --                --                  --                --                --

$          --   $            --      $           --     $          --     $          --
=============   ===============      ==============     =============     =============

See accompanying Notes to Financial Statements.

Aston Funds
                                                                  APRIL 30, 2008
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - CONTINUED

                                                                             ABN AMRO
                                                                            REAL ESTATE   MONTAG & CALDWELL
                                                                               FUND         BALANCED FUND
                                                                           ------------   -----------------
ASSETS:
Investments:
       Investments at cost .............................................   $ 50,317,418   $    15,640,115
       Repurchase agreements ...........................................             --                --
       Net unrealized appreciation (depreciation) ......................     (2,249,231)        2,435,329
                                                                           ------------   ---------------
          Total investments at value ...................................     48,068,187        18,075,444
Receivables:
       Dividends and interest ..........................................         32,435            74,656
       Fund shares sold ................................................             62             2,033
       Investments sold ................................................        445,286           205,922
       Due from Adviser, net (Note G) ..................................             --                --
Other assets ...........................................................          2,849               718
                                                                           ------------   ---------------
          Total assets .................................................     48,548,819        18,358,773
                                                                           ------------   ---------------

LIABILITIES:
Payables:
       Due to custodian ................................................          2,381                --
       Dividend distribution ...........................................             --                --
       Investments purchased ...........................................        417,858           101,887
       Fund shares redeemed ............................................         62,700                --
       Due to Adviser, net (Note G) ....................................         34,420             5,747
       Administration fees (Note G) ....................................          3,240             2,070
       Distribution fees (Note G) ......................................            553               819
       Audit and tax fees ..............................................         11,094            11,709
       Custodian fees ..................................................          3,608             2,095
       Transfer agent fees .............................................         11,437             8,192
       Trustees fees and related expenses (Note G) .....................          1,091               115
       Legal fees ......................................................             --                --
Accrued expenses and other payables ....................................          6,832             3,201
                                                                           ------------   ---------------
          Total liabilities ............................................        555,214           135,835
                                                                           ------------   ---------------
NET ASSETS .............................................................   $ 47,993,605   $    18,222,938
                                                                           ============   ===============
NET ASSETS CONSIST OF:
   Paid in capital .....................................................   $ 55,192,011   $    23,565,083
   Accumulated overdistributed net investment income ...................        (65,695)         (348,241)
   Accumulated net realized gain (loss) on investments and foreign
      currency transactions ............................................     (4,883,532)       (7,429,233)
   Net unrealized appreciation (depreciation) on investments and
      translation of assets and liabilities in foreign currency ........     (2,249,179)        2,435,329
                                                                           ------------   ---------------
TOTAL NET ASSETS .......................................................   $ 47,993,605   $    18,222,938
                                                                           ============   ===============

CLASS N:
   Net Assets ..........................................................   $ 11,111,315   $    17,133,393
   Shares of beneficial interest outstanding (unlimited authorization)..      1,158,201           894,043
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) ...............................   $       9.59   $         19.16
                                                                           ============   ===============

CLASS I:
   Net Assets ..........................................................   $ 36,882,290   $     1,089,545
   Shares of beneficial interest outstanding (unlimited authorization)..      3,848,511            56,981
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) ...............................   $       9.58   $         19.12
                                                                           ============   ===============

See accompanying Notes to Financial Statements.

Aston Funds

                    TCH              TCH            MCDONNELL        ABN AMRO
  BALANCED      FIXED INCOME   INVESTMENT GRADE     MUNICIPAL     INVESTOR MONEY
    FUND            FUND          BOND FUND         BOND FUND       MARKET FUND
------------   -------------   ----------------   -------------   --------------
$ 25,731,727   $  84,896,259   $   14,707,598     $  13,689,334   $   7,863,678
          --              --               --                --      26,000,000
     638,235      (1,935,766)        (266,108)          834,845              --
------------   -------------   --------------     -------------   -------------
  26,369,962      82,960,493       14,441,490        14,524,179      33,863,678

     122,964         922,109          117,996           208,944           2,848
       1,094          79,998              310           114,954           6,693
     331,065              --               --                --              --
          --              --            2,434                44              --
       4,606           3,380            2,706               611           1,224
------------   -------------   --------------     -------------   -------------
  26,829,691      83,965,980       14,564,936        14,848,732      33,874,443
------------   -------------   --------------     -------------   -------------

          --              --               --                --              --
          --          87,372           27,193            18,279             104
     311,977         347,466           99,276                --              --
      24,661          45,541               --             2,468          83,382
      15,054           9,771               --                --          11,584
       1,167           6,117            3,540             4,252           2,032
       1,267           2,410               79               420              --
      11,772          11,799           11,547            11,493          11,178
       3,118           2,189            1,410               764           3,602
       6,751          14,610            6,273             9,965          10,471
          --             614              171               191             549
         224              --               --                --              --
         360           7,477            1,171             2,215           2,277
------------   -------------   --------------     -------------   -------------
     376,351         535,366          150,660            50,047         125,179
------------   -------------   --------------     -------------   -------------
$ 26,453,340   $  83,430,614   $   14,414,276     $  14,798,685   $  33,749,264
============   =============   ==============     =============   =============

$ 25,244,097   $  90,095,545   $   16,048,353     $  14,018,627   $  33,749,264
     (76,994)       (745,751)        (125,830)               --              --
     648,002      (3,983,414)      (1,242,139)          (54,787)             --

     638,235      (1,935,766)        (266,108)          834,845              --
------------   -------------   --------------     -------------   -------------
$ 26,453,340   $  83,430,614   $   14,414,276     $  14,798,685   $  33,749,264
============   =============   ==============     =============   =============
$ 26,453,340   $  50,877,116   $    1,649,524     $  14,798,685   $  33,749,264
   4,349,894       5,221,889          181,968         1,444,148      33,749,419

$       6.08   $        9.74   $         9.06     $       10.25   $        1.00
============   =============   ==============     =============   =============

$         --   $  32,553,498   $   12,764,752     $          --   $          --
          --       3,341,519        1,408,313                --              --

$         --   $        9.74   $         9.06     $          --   $          --
============   =============   ==============     =============   =============

See accompanying Notes to Financial Statements.

Aston Funds

FOR THE SIX MONTHS ENDED APRIL 30, 2008

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                    MONTAG & CALDWELL   VEREDUS SELECT
                                                                       GROWTH FUND        GROWTH FUND
                                                                    -----------------   --------------
INVESTMENT INCOME:
   Dividends ....................................................   $     14,155,671    $     262,998
   Less: foreign taxes withheld .................................                 --           (3,518)
   Interest .....................................................                 --           16,983
                                                                    ----------------    -------------
      Total investment income ...................................         14,155,671          276,463
                                                                    ----------------    -------------

EXPENSES:
   Investment advisory fees (Note G) ............................          6,375,787          288,629
   Distribution expenses(a) (Note G) ............................            898,355           61,777
   Transfer agent fees (Note G) .................................            370,726           39,581
   Administration fees (Note G) .................................            482,615           25,212
   Registration expenses ........................................             40,180           15,217
   Custodian fees ...............................................             42,975            2,398
   Audit and tax fees ...........................................             13,510            8,469
   Legal fees ...................................................             46,429            1,225
   Reports to shareholder expense ...............................             89,415            3,451
   Trustees fees and related expenses (Note G) ..................             56,298            1,584
   Interest expense (Note H) ....................................                 --               --
   Other expenses ...............................................             91,539            3,626
                                                                    ----------------    -------------
      Total expenses before waivers/reimbursements ..............          8,507,829          451,169
                                                                    ----------------    -------------
      Less: Investment advisory fees waived (Note G) ............                 --          (10,591)
                                                                    ----------------    -------------
      Net expenses ..............................................          8,507,829          440,578
                                                                    ----------------    -------------
NET INVESTMENT INCOME (LOSS) ....................................          5,647,842         (164,115)
                                                                    ----------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments ......................         (1,925,658)      (3,960,990)
   Net change in unrealized appreciation (depreciation) on
      investments ...............................................       (155,895,948)       2,997,208
                                                                    ----------------    -------------

   NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ..............       (157,821,606)        (963,782)
                                                                    ----------------    -------------

   NET DECREASE IN NET ASSETS FROM OPERATIONS ...................   $   (152,173,764)   $  (1,127,897)
                                                                    ================    =============

----------
(a) Distribution expense is incurred at the Class N level for all funds except Montag & Caldwell Growth Fund and Growth Fund. The distribution expense for Class N and R of the Montag & Caldwell Growth Fund is $886,053 and $12,302, respectively. The distribution expense for Class N and R of the Growth Fund is $156,680 and $1,514, respectively.

See accompanying Notes to Financial Statements.

Aston Funds

                      OPTIMUM                            TAMRO         RIVER ROAD        OPTIMUM
   ABN AMRO          LARGE CAP           VALUE          ALL CAP     DYNAMIC EQUITY       MID CAP
 GROWTH FUND     OPPORTUNITY FUND        FUND            FUND        INCOME FUND          FUND
--------------   ----------------   --------------   ------------   --------------   --------------
$    2,161,477   $      116,365     $    4,313,027   $    104,353   $     891,775    $    6,116,610
            --               --            (63,906)          (273)        (11,655)         (173,450)
            --               43                 --             --           2,126                --
--------------   --------------     --------------   ------------   -------------    --------------
     2,161,477          116,408          4,249,121        104,080         882,246         5,943,160
--------------   --------------     --------------   ------------   -------------    --------------

     1,154,624           88,172          1,479,071         53,495         128,402         3,219,750
       158,194           27,551            132,283         16,717          45,629           953,598
       129,668           25,403             19,919         14,705          30,829           304,384
        92,251           12,708            103,139         10,651          17,228           233,051
        20,637           11,735             15,664          7,906          20,686            37,045
        14,542            7,867             17,444            853           8,258            20,426
        11,395            8,246             10,362          8,452           8,460            10,752
         9,941              901              9,571            357           2,310            21,532
        20,417            1,394             14,491            747           2,362            53,950
        10,594            1,082             11,633            419           1,005            26,167
         6,688            2,286              1,710             --             438             1,723
        22,505            2,823             19,121          2,208           3,249            40,346
--------------   --------------     --------------   ------------   -------------    --------------
     1,651,456          190,168          1,834,408        116,510         268,856         4,922,724
--------------   --------------     --------------   ------------   -------------    --------------
        (6,152)         (66,648)          (352,335)       (36,268)        (30,191)               --
--------------   --------------     --------------   ------------   -------------    --------------
     1,645,304          123,520          1,482,073         80,242         238,665         4,922,724
--------------   --------------     --------------   ------------   -------------    --------------
       516,173          (7,112)          2,767,048         23,838         643,581         1,020,436
--------------   --------------     --------------   ------------   -------------    --------------

    (3,535,619)      (2,772,122)        26,375,171        268,148        (992,423)       53,134,370
   (41,093,645)      (2,408,099)       (70,432,456)    (2,118,707)       (891,088)     (125,656,305)
--------------   --------------     --------------   ------------   -------------    --------------

   (44,629,264)      (5,180,221)       (44,057,285)    (1,850,559)     (1,883,511)      (72,521,935)
--------------   --------------     --------------   ------------   -------------    --------------

$  (44,113,091)  $   (5,187,333)    $  (41,290,237)  $ (1,826,721)  $  (1,239,930)   $  (71,501,499)
==============   ==============     ==============   ============   =============    ==============

See accompanying Notes to Financial Statements.

Aston Funds

FOR THE SIX MONTHS ENDED APRIL 30, 2008

STATEMENT OF OPERATIONS (UNAUDITED) - CONTINUED

                                                                   MONTAG & CALDWELL     CLARIVEST
                                                                       MID CAP            MID CAP
                                                                    GROWTH FUND(a)     GROWTH FUND(b)
                                                                   -----------------   -------------
INVESTMENT INCOME:
   Dividends ...................................................   $     7,363         $    2,348
   Less: foreign taxes withheld ................................            --                 --
   Interest ....................................................           111                129
                                                                   -----------         ----------
     Total investment income ...................................         7,474              2,477
                                                                   -----------         ----------
EXPENSES:
   Investment advisory fees (Note G) ...........................         8,639              2,128
   Distribution expenses (a) (Note G) ..........................         2,541                591
   Transfer agent fees (Note G) ................................         8,464              8,356
   Administration fees (Note G) ................................         7,513              7,124
   Registration expenses .......................................         1,486              1,486
   Custodian fees ..............................................         3,496              3,476
   Audit and tax fees ..........................................         9,271              9,271
   Legal fees ..................................................            38                 20
   Amortization of offering costs (Note B-9) ...................        25,257             25,257
   Reports to shareholder expense ..............................           127                 54
   Trustees fees and related expenses (Note G) .................            47                 16
   Interest expense (Note H) ...................................            --                 --
   Other expenses ..............................................         1,801              1,759
                                                                   -----------         ----------
     Total expenses before waivers/reimbursements ..............        68,680             59,538
                                                                   -----------         ----------
     Less: Investment advisory fees waived (Note G) ............        (8,639)            (2,128)
     Less: Expenses reimbursed (Note G) ........................       (45,812)           (54,100)
                                                                   -----------         ----------
     Net expenses ..............................................        14,229              3,310
                                                                   -----------         ----------
NET INVESTMENT INCOME (LOSS) ...................................        (6,755)              (833)
                                                                   -----------         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments ............................       (85,230)           (49,171)
   Net change in unrealized appreciation (depreciation) on
    investments ................................................       (38,376)              (102)
                                                                   -----------         ----------

   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.......      (123,606)           (49,273)
                                                                   -----------         ----------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS .................................................   $  (130,361)        $  (50,106)
                                                                   ============        ==========

----------
(a) Montag & Caldwell Mid Cap Growth Fund commenced investment operations on November 2, 2007.

(b) ClariVest Mid Cap Growth Fund commenced investment operations on November 2, 2007.

(c) Cardinal Mid Cap Value Fund commenced investment operations on November 2, 2007.

See accompanying Notes to Financial Statements.

Aston Funds

  CARDINAL         RIVER ROAD          VEREDUS         TAMRO        RIVER ROAD
   MID CAP        SMALL-MID CAP      AGGRESSIVE      SMALL CAP      SMALL CAP
VALUE FUND(c)         FUND           GROWTH FUND       FUND         VALUE FUND
-------------     -------------    -------------   -------------   ------------
$      7,855      $    454,671     $    221,152    $  2,564,963    $  2,135,410
          --           (10,222)              --              --         (50,835)
         270             7,261               --              --           5,151
------------      ------------     ------------    ------------    ------------
       8,125           451,710          221,152       2,564,963       2,089,726
------------      ------------     ------------    ------------    ------------

       4,707           281,437          839,306       1,489,376       1,185,302
       1,307             8,982          107,673         250,920         238,625
       8,364            20,763          101,609         112,897         222,380
       7,263            21,855           51,045          92,120          75,852
       1,486             9,896           15,565          21,631          40,875
       3,486            10,119            8,543           8,994          12,883
       9,271             8,237           10,494          10,339          10,312
          20             2,261            5,311           8,556           7,804
      25,257            20,958               --              --              --
          90             3,628           16,074          19,669          25,558
          31               844            5,632          10,155           9,155
          --                --            2,535              --             762
       1,768             2,997           19,284          16,284          15,372
------------      ------------     ------------    ------------    ------------
      63,050           391,977        1,183,071       2,040,941       1,844,880
------------      ------------     ------------    ------------    ------------
      (4,707)          (31,198)         (32,123)        (52,416)             --
     (51,021)               --               --              --              --
------------      ------------     ------------    ------------    ------------
       7,322           360,779        1,150,948       1,988,525       1,844,880
------------      ------------     ------------    ------------    ------------
         803            90,931         (929,796)        576,438         244,846
------------      ------------     ------------    ------------    ------------

     (21,353)       (1,867,907)     (11,320,067)     (4,383,948)    (19,984,477)
     (92,659)        1,896,220      (36,684,205)    (51,772,602)    (13,626,757)
------------      ------------     ------------    ------------    ------------

    (114,012)           28,313      (48,004,272)    (56,156,550)    (33,611,234)
------------      ------------     ------------    ------------    ------------

$   (113,209)     $    119,244     $(48,934,068)   $(55,580,112)   $(33,366,388)
============      ============     ============    ============    ============

See accompanying Notes to Financial Statements.

Aston Funds

FOR THE SIX MONTHS ENDED APRIL 30, 2008

STATEMENT OF OPERATIONS (UNAUDITED) - CONTINUED

                                                                   NEPTUNE         BARINGS
                                                                INTERNATIONAL   INTERNATIONAL
                                                                    FUND           FUND(a)
                                                                -------------   --------------
INVESTMENT INCOME:

   Dividends .................................................  $   81,257      $    56,668
   Less: foreign taxes withheld ..............................      (6,831)          (4,855)
   Interest ..................................................       7,819            1,989
                                                                ----------      -----------
     Total investment income .................................      82,245           53,802
                                                                ----------      -----------
EXPENSES:
   Investment advisory fees (Note G) .........................      28,620           18,599
   Distribution expenses (Note G) .........................             --               --
   Transfer agent fees (Note G) ..............................       8,423            8,353
   Administration fees (Note G) ..............................      11,442           11,087
   Registration expenses .....................................       9,945            1,486
   Custodian fees ............................................      12,104           12,201
   Audit and tax fees ........................................       9,310            9,271
   Legal fees ................................................          58               20
   Amortization of offering costs (Note B-9) .................      27,050           25,257
   Reports to shareholder expense ............................         152               91
   Trustees fees and related expenses (Note G) ...............          73               31
   Other expenses ............................................       1,793            1,842
                                                                ----------      -----------
     Total expenses before waivers/reimbursements ............     108,970           88,238
                                                                ----------      -----------
     Less: Investment advisory fees waived (Note G) ..........     (28,620)         (18,599)
     Less: Expenses reimbursed (Note G) ......................     (49,742)         (47,020)
                                                                ----------      -----------
     Net expenses ............................................      30,608           22,619
                                                                ----------      -----------
NET INVESTMENT INCOME ........................................      51,637           31,183
                                                                ----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments ...................     (62,164)        (188,509)
   Net realized gain on written option transactions ..........          --               --
   Net realized loss on foreign currency transactions ........     (80,748)         (66,906)
   Net change in unrealized appreciation (depreciation) on
    investments ..............................................     516,577          328,638
   Net change in unrealized depreciation on written
    options...................................................          --               --
   Net change in unrealized appreciation (depreciation) on
    translation of assets and liabilities denominated in
    foreign currency .........................................         252             (875)
                                                                ----------      -----------

   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....     373,917           72,348
                                                                ----------      -----------

   NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .....  $  425,554      $   103,531
                                                                ==========      ===========

----------
(a) Barings International Fund commenced investment operations on November 2, 2007.

(b) SGA International Small-Mid Cap Fund commenced investment operations on November 2, 2007.

(c)   Smart Allocation ETF Fund commenced investment operations on January 10,
      2008.

(d) New Century Absolute Return ETF Fund commenced investment operations on March 04, 2008.

(e) MB Enhanced Equity Income Fund commenced investment operations on January 15, 2008.

See accompanying Notes to Financial Statements.

Aston Funds

  ABN AMRO     SGA INTERNATIONAL                         NEW CENTURY      MB ENHANCED
 GLOBAL REAL     SMALL-MID CAP     SMART ALLOCATION   ABSOLUTE RETURN   EQUITY INCOME
 ESTATE FUND        FUND(b)           ETF FUND(c)       ETF FUND(d)     INCOME FUND(e)
------------   -----------------   ----------------   ---------------   -------------
$   313,992    $       20,290      $       6,990      $      4,346      $    55,183
    (31,381)           (1,087)                --                --               --
         --               268                715               460            3,764
-----------    --------------      -------------      ------------      -----------
    282,611            19,471              7,705             4,806           58,947
-----------    --------------      -------------      ------------      -----------

     91,386             5,756              4,131             2,233           15,452
     22,847             1,199              1,291               558            5,519
      8,403             8,374              5,163             2,674            4,933
     17,671            10,413              4,201             2,287            5,045
      9,945             1,486              1,061               476            1,030
     12,499            12,333              1,236               804            2,072
      9,318             9,271              6,012             2,694            5,837
        475                20                 15                13               34
     21,832            25,257             15,607             8,082           14,910
        926                90                 37                33               83
        614                31                 17                16               39
      2,455             1,768                924               491              920
-----------    --------------      -------------      ------------      -----------
    198,371            75,998             39,695            20,361           55,874
-----------    --------------      -------------      ------------      -----------
    (61,292)           (5,756)            (4,131)           (2,233)         (15,452)
         --           (61,608)           (28,852)          (14,778)         (16,140)
-----------    --------------      -------------      ------------      -----------
    137,079             8,634              6,712             3,350           24,282
-----------    --------------      -------------      ------------      -----------
    145,532            10,837                993             1,456           34,665
-----------    --------------      -------------      ------------      -----------

   (617,339)          (39,250)            17,487              (826)           5,951
         --                --                 --                --           55,866
    (18,274)           (3,805)                --                --               --
 (1,991,864)         (136,508)            20,971            53,850          319,481
         --                --                 --                --          (71,014)

      2,374               (67)                --                --               --
-----------    --------------      -------------      ------------      -----------

 (2,625,103)         (179,630)            38,458            53,024          310,284
-----------    --------------      -------------      ------------      -----------

$(2,479,571)   $     (168,793)     $      39,451      $     54,480      $   344,949
===========    ==============      =============      ============      ===========

See accompanying Notes to Financial Statements.

Aston Funds

FOR THE SIX MONTHS ENDED APRIL 30, 2008

STATEMENT OF OPERATIONS (UNAUDITED) - CONTINUED

                                                                     ABN AMRO
                                                                   REAL ESTATE     MONTAG & CALDWELL
                                                                       FUND          BALANCED FUND
                                                                   ------------    -----------------
INVESTMENT INCOME:
   Dividends ...................................................   $    526,986    $        99,236
   Less: foreign taxes withheld ................................        (15,004)                --
   Interest ....................................................             --            129,871
                                                                   ------------    ---------------
     Total investment income ...................................        511,982            229,107
                                                                   ------------    ---------------
EXPENSES:
   Investment advisory fees (Note G) ...........................        342,951             66,344
   Distribution expenses (Note G) ..............................         42,099             20,757
   Transfer agent fees (Note G) ................................         24,634             21,920
   Administration fees (Note G) ................................         25,986             12,771
   Registration expenses .......................................         13,526             13,177
   Custodian fees ..............................................          5,405              2,162
   Audit and tax fees ..........................................          9,944             10,560
   Legal fees ..................................................          2,114                426
   Reports to shareholder expense ..............................          3,993                924
   Trustees fees and related expenses (Note G) .................          2,430                485
   Interest expense (Note H) ...................................             86                 --
   Other expenses ..............................................          5,014              2,405
                                                                   ------------    ---------------
     Total expenses before waivers/reimbursements ..............        478,182            151,931
                                                                   ------------    ---------------
     Less: Investment advisory fees waived (Note G) ............        (51,892)           (33,869)
     Less: Expenses reimbursed (Note G) ..................                   --                 --
                                                                   ------------    ---------------
     Net expenses ..............................................        426,290            118,062
                                                                   ------------    ---------------
NET INVESTMENT INCOME ..........................................         85,692            111,045
                                                                   ------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments .....................     (4,940,600)          (172,585)
   Net realized loss on foreign currency transactions ..........        (46,010)                --
   Net change in unrealized depreciation on investments ........     (5,879,140)          (558,919)
   Net change in unrealized depreciation on translation of
    assets and liabilities denominated in foreign currency......         (1,472)                --
                                                                   ------------    ---------------

   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.......    (10,867,222)          (731,504)
                                                                   ------------    ---------------

   NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .......   $(10,781,530)   $      (620,459)
                                                                   ============    ===============

See accompanying Notes to Financial Statements.

Aston Funds

                    TCH             TCH            MCDONNELL        ABN AMRO
  BALANCED     FIXED INCOME   INVESTMENT GRADE     MUNICIPAL     INVESTOR MONEY
    FUND           FUND          BOND FUND         BOND FUND       MARKET FUND
------------   ------------   ----------------    ------------   --------------
$   135,984    $   131,787    $      14,796       $     6,195    $       9,773
         --             --               --                --               --
    286,487      2,389,295          382,348           328,968          634,110
-----------    -----------    -------------       -----------    -------------
    422,471      2,521,082          397,144           335,163          643,883
-----------    -----------    -------------       -----------    -------------
    100,284        242,382           37,380            43,478           68,003
     35,816         65,874            2,054            10,869               --
     11,359         32,520           17,782            12,209           20,376
     24,718         34,115           14,708            16,728           14,848
      8,652         13,575           13,825             8,006           11,735
      4,329          3,257            1,997               917            4,693
     10,622         10,649           10,397            10,343           10,028
        847          2,250              388               388              877
      1,537          3,713              604               977            1,296
      1,012          2,641              446               431              944
      1,914             --               --                --               --
      3,715          5,764            2,070             2,009            8,877
-----------    -----------    -------------       -----------    -------------
    204,805        416,740          101,651           106,355          141,677
-----------    -----------    -------------       -----------    -------------
         --       (178,995)         (37,380)          (43,478)              --
         --             --          (14,370)           (1,283)              --
-----------    -----------    -------------       -----------    -------------
    204,805        237,745           49,901            61,594          141,677
-----------    -----------    -------------       -----------    -------------
    217,666      2,283,337          347,243           273,569          502,206
-----------    -----------    -------------       -----------    -------------

    791,087      1,446,001           32,361           119,719               --
         --             --               --                --               --
 (3,153,072)    (1,320,537)         (50,153)          (19,640)              --

         --             --               --                --               --
-----------    -----------    -------------       -----------    -------------

 (2,361,985)       125,464          (17,792)          100,079               --
-----------    -----------    -------------       -----------    -------------

$(2,144,319)   $ 2,408,801    $     329,451       $   373,648    $     502,206
===========    ===========    =============       ===========    =============

See accompanying Notes to Financial Statements.

Aston Funds

STATEMENTS OF CHANGES IN NET ASSETS

                                                            MONTAG & CALDWELL                    VEREDUS SELECT
                                                               GROWTH FUND                         GROWTH FUND
                                                 -----------------------------------   -----------------------------------
                                                 SIX MONTHS ENDED       YEAR ENDED     SIX MONTHS ENDED      YEAR ENDED
                                                   APRIL 30, 2008       OCTOBER 31,     APRIL 30, 2008       OCTOBER 31,
                                                    (UNAUDITED)             2007         (UNAUDITED)            2007
                                                 -----------------   ---------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD .............  $  2,018,011,931    $ 2,093,475,923   $     53,999,458   $     35,702,444
                                                 ----------------    ---------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
   Net investment income (loss) ...............         5,647,842          7,654,393           (164,115)          (239,747)
   Net realized gain (loss) on
    investments ...............................        (1,925,658)       270,312,389         (3,960,990)         8,669,732
   Net change in unrealized appreciation
     (depreciation) on investments ............      (155,895,948)       172,125,874          2,997,208          2,621,695
                                                 ----------------    ---------------   ----------------   ----------------
     Net increase (decrease) in net
       assets from operations .................      (152,173,764)       450,092,656         (1,127,897)        11,051,680
                                                 ----------------    ---------------   ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Class N ..................................        (1,193,382)        (1,695,975)                --                 --
     Class I ..................................        (2,957,564)        (5,870,562)                --                 --
     Class R ..................................            (3,674)            (2,532)                --                 --
   Net realized gain on investments:
     Class N ..................................       (98,653,826)        (5,661,531)        (7,627,865)                --
     Class I ..................................      (164,914,942)        (8,346,214)          (486,368)                --
     Class R ..................................          (522,637)            (3,905)                --                 --
                                                 ----------------    ---------------   ----------------   ----------------
        Total distributions ...................      (268,246,025)       (21,580,719)        (8,114,233)                --
                                                 ----------------    ---------------   ----------------   ----------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
     Class N ..................................       138,312,609        206,823,862         13,234,056         14,465,000
     Class I ..................................       190,535,448        261,056,157         51,606,028          1,682,693
     Class R ..................................         3,041,611          3,626,234                 --                 --
   Proceeds from reinvestment of distributions:
     Class N ..................................        94,326,188          6,936,711          7,520,953                 --
     Class I ..................................       152,386,319         12,602,328            486,368                 --
     Class R ..................................           524,046              6,321                 --                 --
   Cost of shares redeemed:
     Class N ..................................      (115,535,616)      (468,614,678)        (4,946,168)        (8,893,097)
     Class I ..................................      (295,822,420)      (525,694,386)        (1,084,758)            (9,262)
     Class R ..................................        (5,097,687)          (718,478)                --                 --
                                                 ----------------    ---------------   ----------------   ----------------
     Net increase (decrease) from capital
        share transactions ....................       162,670,498       (503,975,929)        66,816,479          7,245,334
                                                 ----------------    ---------------   ----------------   ----------------
     Total increase (decrease) in net
       assets .................................      (257,749,291)       (75,463,992)        57,574,349         18,297,014
                                                 ----------------    ---------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING
  LINE A) .....................................  $  1,760,262,640    $ 2,018,011,931   $    111,573,807   $     53,999,458
                                                 ================    ===============   ================   ================
   (A) Undistributed (overdistributed) net
       investment income (loss) ...............  $      2,177,449    $       684,227   $       (164,115)  $             --
                                                 ================    ===============   ================   ================

----------
(a) Optimum Large Cap Opportunity Fund commenced investment operations on December 28, 2006.

See accompanying Notes to Financial Statements.

Aston Funds

              ABN AMRO                        OPTIMUM LARGE CAP
             GROWTH FUND                       OPPORTUNITY FUND                       VALUE FUND
----------------------------------   -------------------------------   -------------------------------------
 SIX MONTHS ENDED     YEAR ENDED      PERIOD ENDED     PERIOD ENDED      SIX MONTHS ENDED      YEAR ENDED
  APRIL 30, 2008      OCTOBER 31,    APRIL 30, 2008     OCTOBER 31,       APRIL 30, 2008       OCTOBER 31,
   (UNAUDITED)           2007          (UNAUDITED)       2007(a)          (UNAUDITED)             2007
-----------------   --------------   --------------   --------------   ------------------   ----------------

$ 420,377,974       $ 908,528,310    $  40,563,288    $          --    $    419,500,562     $   351,485,956
-------------       -------------    -------------    -------------    ----------------     ---------------

      516,173           2,393,486           (7,112)         (16,334)          2,767,048           5,734,556
   (3,535,619)        101,428,826       (2,772,122)        (901,744)         26,375,171          37,795,837

  (41,093,645)        (44,663,984)      (2,408,099)       2,810,836         (70,432,456)         17,338,560
-------------       -------------    -------------    -------------    ----------------     ---------------
  (44,113,091)         59,158,328       (5,187,333)       1,892,758         (41,290,237)         60,868,953
-------------       -------------    -------------    -------------    ----------------     ---------------

      (19,419)           (422,055)         (26,900)              --            (760,686)         (1,640,053)
     (478,591)         (1,969,081)              --               --          (2,037,679)         (4,269,042)
           --                  --               --               --                  --                  --

  (40,457,129)        (49,264,625)              --               --         (11,662,570)         (4,166,904)
  (59,169,640)        (53,556,304)              --               --         (26,129,365)         (9,982,842)
     (173,028)           (203,793)              --               --                  --                  --
-------------       -------------    -------------    -------------    ----------------     ---------------
 (100,297,807)       (105,415,858)         (26,900)              --         (40,590,300)        (20,058,841)
-------------       -------------    -------------    -------------    ----------------     ---------------

    8,785,810          60,677,810        2,893,499       52,214,049          21,534,174          53,673,402
      250,414          18,992,254               --               --                  --             120,000
      156,090             309,771               --               --                  --                  --

   35,329,317          43,557,499           25,914               --          12,391,071           5,744,218
   58,833,489          54,244,184               --               --          28,167,046          14,251,884
      103,773             178,214               --               --                  --                  --

  (53,556,659)       (359,042,719)     (27,596,771)     (13,543,519)       (113,867,400)        (45,784,341)
  (26,336,263)       (259,425,670)              --               --                  --            (800,669)
      (79,178)         (1,384,149)              --               --                  --                  --
-------------       -------------    -------------    -------------    ----------------     ---------------

   23,486,793        (441,892,806)     (24,677,358)      38,670,530         (51,775,109)         27,204,494
-------------       -------------    -------------    -------------    ----------------     ---------------
 (120,924,105)       (488,150,336)     (29,891,591)      40,563,288        (133,655,646)         68,014,606
-------------       -------------    -------------    -------------    ----------------     ---------------
$ 299,453,869       $ 420,377,974    $  10,671,697    $  40,563,288    $    285,844,916     $   419,500,562
=============       =============    =============    =============    ================     ===============

$    313,354        $     295,191    $      (7,927)   $      26,085    $        122,703     $       154,020
=============       =============    =============    =============    ================     ===============

See accompanying Notes to Financial Statements.

Aston Funds

                                                                                              RIVER ROAD DYNAMIC
                                                         TAMRO ALL CAP FUND                    EQUITY INCOME FUND
                                                 -----------------------------------   -----------------------------------
                                                 SIX MONTHS ENDED     YEAR ENDED       SIX MONTHS ENDED      YEAR ENDED
                                                  APRIL 30, 2008      OCTOBER 31,        APRIL 30, 2008      OCTOBER 31,
                                                    (UNAUDITED)          2007             (UNAUDITED)           2007
                                                 ----------------   ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD .............  $     15,358,608   $     15,863,669   $     32,510,238   $     15,899,329
                                                 ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
   Net investment income (loss) ...............            23,838             38,177            643,581          1,241,569
   Net realized gain (loss) on
    investments ...............................           268,148          1,223,493           (992,423)         1,173,536
   Net change in unrealized appreciation
    (depreciation) on investments .............        (2,118,707)         1,169,317           (891,088)            82,377


     Net increase (decrease) in net
       assets from operations .................        (1,826,721)         2,430,987         (1,239,930)         2,497,482
                                                 ----------------   ----------------   ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Class N ..................................            (8,963)           (36,680)          (551,144)        (1,004,255)
     Class I ..................................                --                 --             (3,049)            (2,551)
   Net realized gain on investments:
     Class N ..................................        (1,219,876)        (1,853,376)        (1,677,293)          (200,230)
     Class I ..................................                --                 --            (10,431)                --
                                                 ----------------   ----------------   ----------------   ----------------
     Total distributions ......................        (1,228,839)        (1,890,056)        (2,241,917)        (1,207,036)
                                                 ----------------   ----------------   ----------------   ----------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
     Class N ..................................           616,011          1,668,134         25,064,700         40,324,007
     Class I ..................................                --                 --                 --            200,374
   Proceeds from reinvestment of distributions:
     Class N ..................................         1,188,303          1,804,294          1,982,575          1,141,486
     Class I ..................................                --                 --             13,480              2,551
   Cost of shares redeemed:
     Class N ..................................        (1,493,151)        (4,518,420)       (14,624,502)       (26,347,941)
     Class I ..................................                --                 --                 --                (14)
                                                 ----------------   ----------------   ----------------   ----------------
     Net increase (decrease) from capital
        share transactions ....................           311,163         (1,045,992)        12,436,253         15,320,463
                                                 ----------------   ----------------   ----------------   ----------------
     Total increase (decrease) in net
       assets .................................        (2,744,397)          (505,061)         8,954,406         16,610,909
                                                 ----------------   ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING
  LINE A) .....................................  $     12,614,211   $     15,358,608   $     41,464,644   $     32,510,238
                                                 ================   ================   ================   ================

   (A) Undistributed (overdistributed)
       net investment income (loss) ...........  $         16,372   $          1,497   $        100,372   $         10,984
                                                 ================   ================   ================   ================

----------

(a) Montag & Caldwell Mid Cap Growth Fund commenced investment operations on November 2, 2007.

(b) ClariVest Mid Cap Growth Fund commenced investment operations on November 2, 2007.

(c) Cardinal Mid Cap Value Fund commenced investment operations on November 2, 2007.

See accompanying Notes to Financial Statements.

Aston Funds

                                      MONTAG & CALDWELL        CLARIVEST            CARDINAL
                                           MID CAP              MID CAP              MID CAP
       OPTIMUM MID CAP FUND              GROWTH FUND          GROWTH FUND          VALUE FUND
----------------------------------    -----------------    -----------------    -----------------
SIX MONTHS ENDED      YEAR ENDED        PERIOD ENDED          PERIOD ENDED        PERIOD ENDED
 APRIL 30, 2008       OCTOBER 31,     APRIL 30, 2008(a)    APRIL 30, 2008(b)    APRIL 30, 2008(c)
  (UNAUDITED)            2007            (UNAUDITED)          (UNAUDITED)          (UNAUDITED)
----------------    --------------    -----------------    -----------------    -----------------
$    949,727,581    $  659,560,772    $              --    $              --    $              --
----------------    --------------    -----------------    -----------------    -----------------

       1,020,436          (362,517)              (6,755)                (833)                 803
      53,134,370        65,575,017              (85,230)             (49,171)             (21,353)

    (125,656,305)      127,454,856              (38,376)                (102)             (92,659)
----------------    --------------    -----------------    -----------------    -----------------

     (71,501,499)      192,667,356             (130,361)             (50,106)            (113,209)
----------------    --------------    -----------------    -----------------    -----------------

              --                --                   --                   --                   --
              --                --                   --                   --                   --

     (56,429,414)      (39,625,724)                  --                   --                   --
      (8,542,028)       (5,925,649)                  --                   --                   --
----------------    --------------    -----------------    -----------------    -----------------
     (64,971,442)      (45,551,373)                  --                   --                   --
----------------    --------------    -----------------    -----------------    -----------------

     188,748,338       324,393,604            2,384,792              524,674            1,233,874
      27,766,106        42,062,063                   --                   --                   --

      53,046,329        36,513,916                   --                   --                   --
       7,190,803         5,039,035                   --                   --                   --

    (130,694,998)     (243,055,111)              (8,128)                  (9)                  (9)
     (11,904,526)      (21,902,681)                  --                   --                   --
----------------    --------------    -----------------    -----------------    -----------------

     134,152,052       143,050,826            2,376,664              524,665            1,233,865
----------------    --------------    -----------------    -----------------    -----------------
      (2,320,889)      290,166,809            2,246,303              474,559            1,120,656
----------------    --------------    -----------------    -----------------    -----------------
$    947,406,692    $  949,727,581    $       2,246,303    $         474,559    $       1,120,656
================    ==============    =================    =================    =================

$      1,020,436    $           --    $          (6,755)   $            (833)   $             803
================    ==============    =================    =================    =================

See accompanying Notes to Financial Statements.

Aston Funds

                                                                          RIVER ROAD                     VEREDUS AGGRESSIVE
                                                                     SMALL-MID CAP FUND                       GROWTH FUND
                                                               --------------------------------   ---------------------------------
                                                               SIX MONTHS ENDED    PERIOD ENDED   SIX MONTHS ENDED     YEAR ENDED
                                                                APRIL 30, 2008     OCTOBER 31,     APRIL 30, 2008      OCTOBER 31,
                                                                 (UNAUDITED)         2007(a)         (UNAUDITED)           2007
                                                               ----------------   -------------   ----------------    -------------
NET ASSETS AT BEGINNING OF PERIOD..........................    $     17,774,666   $          --   $    230,745,446    $ 517,810,019
                                                               ----------------   -------------   ----------------    -------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ...........................              90,931          19,361           (929,796)      (3,407,758)
   Net realized gain (loss) on investments and
     foreign currency transactions ........................          (1,867,907)       (266,346)       (11,320,067)      58,564,203
   Net change in unrealized appreciation
     (depreciation) on investments and translation
     of assets and liabilities in foreign currency.........           1,896,220         100,594        (36,684,205)      17,735,790
                                                               ----------------   -------------   ----------------    -------------
     Net increase (decrease) in net assets from
        operations ........................................             119,244        (146,391)       (48,934,068)      72,892,235
                                                               ----------------   -------------   ----------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Class N .....................................                           --              --                 --               --
     Class I ..............................................             (58,969)             --                 --               --
   Net realized gain on investments:
     Class N ..............................................                  --              --        (27,985,957)     (20,581,456)
     Class I ..............................................                  --              --        (26,198,975)      (9,299,234)
                                                               ----------------   -------------   ----------------    -------------
        Total distributions ...............................             (58,969)             --        (54,184,932)     (29,880,690)
                                                               ----------------   -------------   ----------------    -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
     Class N ..............................................           2,215,592      15,031,664          8,082,369       21,752,210
     Class I ..............................................          82,667,725       9,037,159         20,693,898       31,028,220
   Proceeds from reinvestment of distributions:
     Class N ..............................................                  --              --         26,256,385       19,760,405
     Class I ..............................................              54,508              --         24,448,984        7,691,304
   Cost of shares redeemed:
     Class N ..............................................          (5,609,789)     (4,843,420)       (17,713,415)    (314,715,342)
     Class I ..............................................          (5,711,210)     (1,304,346)       (60,807,893)     (95,592,915)
                                                               ----------------   -------------   ----------------    -------------
       Net increase (decrease) from capital share
         transactions .....................................          73,616,826      17,921,057            960,328     (330,076,118)
                                                               ----------------   -------------   ----------------    -------------
        Total increase (decrease) in net assets............          73,677,101      17,774,666       (102,158,672)    (287,064,573)
                                                               ----------------   -------------   ----------------    -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ............    $     91,451,767   $  17,774,666   $    128,586,774    $ 230,745,446
                                                               ================   =============   ================    =============

     (A) Undistributed (overdistributed) net
         investment income (loss) .........................    $         81,502   $      49,540   $       (929,796)   $          --
                                                               ================   =============   ================    =============

----------

(a) River Road Small-Mid Cap Fund commenced investment operations on March 29, 2007.

(b)   Neptune International Fund commenced investment operations on August 6,
      2007.

See accompanying Notes to Financial Statements.

Aston Funds

              TAMRO                              RIVER ROAD                              NEPTUNE
         SMALL CAP FUND                      SMALL CAP VALUE FUND                    INTERNATIONAL FUND
----------------------------------    -----------------------------------    ----------------------------------
SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED       YEAR ENDED      SIX MONTHS ENDED     PERIOD ENDED
 APRIL 30, 2008       OCTOBER 31,      APRIL 30, 2008        OCTOBER 31,      APRIL 30, 2008       OCTOBER 31,
  (UNAUDITED)            2007            (UNAUDITED)            2007            (UNAUDITED)          2007(b)
----------------    --------------    ----------------    ---------------    ----------------    --------------
$    372,301,855    $  246,443,981    $    302,220,867    $   167,437,729    $      2,369,665    $           --
----------------    --------------    ----------------    ---------------    ----------------    --------------

         576,438       (1,007,227)             244,846          1,162,632              51,637             5,791

      (4,383,948)       17,098,675         (19,984,477)        10,911,883            (142,912)            3,080

     (51,772,602)       21,468,409         (13,626,757)         6,725,594             516,829           410,555
----------------    --------------    ----------------    ---------------    ----------------    --------------

     (55,580,112)       37,559,857         (33,366,388)        18,800,109             425,554           419,426
----------------    --------------    ----------------    ---------------    ----------------    --------------

              --                --             (37,949)          (983,703)                 --                --
              --                --             (44,332)          (240,447)            (28,222)               --

     (10,737,284)      (10,988,047)         (8,476,846)        (2,150,824)                 --                --
      (6,479,413)       (4,397,871)         (2,898,349)           (29,168)                 --                --
----------------    --------------    ----------------    ---------------    ----------------    --------------
     (17,216,697)      (15,385,918)        (11,457,476)        (3,404,142)            (28,222)               --
----------------    --------------    ----------------    ---------------    ----------------    --------------

      55,076,116       138,693,473          28,577,630        214,386,993                  --                --
      54,477,558       110,501,288          52,910,850         68,417,236          12,028,051         1,950,251

       9,961,962        10,175,793           7,800,405          2,821,696                  --                --
       3,216,594         2,712,397           2,357,643            192,604              22,153                --

     (51,358,130)     (110,045,531)        (57,854,761)      (162,304,426)                 --                --
     (24,010,980)      (48,353,485)         (7,440,283)        (4,126,932)                 --               (12)
----------------    --------------    ----------------    ---------------    ----------------    --------------

      47,363,120       103,683,935          26,351,484        119,387,171          12,050,204         1,950,239
----------------    --------------    ----------------    ---------------    ----------------    --------------
     (25,433,689)      125,857,874         (18,472,380)       134,783,138          12,447,536         2,369,665
----------------    --------------    ----------------    ---------------    ----------------    --------------
$    346,868,166    $  372,301,855    $    283,748,487    $   302,220,867    $     14,817,201    $    2,369,665
================    ==============    ================    ===============    ================    ==============

$        707,818    $      131,380    $        244,013    $        81,448    $         51,630    $       28,215
================    ==============    ================    ===============    ================    ==============

See accompanying Notes to Financial Statements.

Aston Funds

                                                                BARINGS                                           SGA INTERNATIONAL
                                                             INTERNATIONAL              ABN AMRO GLOBAL               SMALL-MID
                                                                 FUND                  REAL ESTATE FUND                CAP FUND
                                                           -----------------   --------------------------------   -----------------
                                                             PERIOD ENDED      SIX MONTHS ENDED   PERIOD ENDED      PERIOD ENDED
                                                           APRIL 30, 2008(a)    APRIL 30, 2008     OCTOBER 31,    APRIL 30, 2008(c)
                                                              (UNAUDITED)         (UNAUDITED)        2007(b)         (UNAUDITED)
                                                           -----------------   ----------------   -------------   -----------------
NET ASSETS AT BEGINNING OF PERIOD ......................   $              --   $     21,634,605   $          --   $              --
                                                           -----------------   ----------------   -------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ...............................              31,183            145,532         107,203             10,837
   Net realized gain (loss) on investments,
     written options and foreign currency
     transactions ......................................            (255,415)          (635,613)         33,272             (43,055)
   Net change in unrealized appreciation
     (depreciation) on investments, written
     options and translation of assets and
     liabilities denominated in foreign
     currency ..........................................             327,763         (1,989,490)      1,963,895            (136,575)
                                                           -----------------   ----------------   -------------   -----------------
     Net increase (decrease) in net assets from
     operations ........................................             103,531         (2,479,571)      2,104,370            (168,793)
                                                           -----------------   ----------------   -------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Class N ...........................................                  --           (284,083)             --                  --
     Class I ..................................                           --                 --              --                  --
   Net realized gain on investments:
     Class N ...........................................                  --            (95,347)             --                  --
     Class I ..................................                           --                 --              --                  --
                                                           -----------------   ----------------   -------------   -----------------
        Total distributions ............................                  --           (379,430)             --                  --
                                                           -----------------   ----------------   -------------   -----------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
     Class N ...........................................                  --          1,430,560      19,530,246           1,211,239
     Class I ...........................................           8,577,841                 --              --                  --
   Proceeds from reinvestment of distributions:
     Class N ...........................................                  --              1,139              --                  --
     Class I ..................................                           --                 --              --                  --
   Cost of shares redeemed:
     Class N ...........................................                  --            (35,958)            (11)             (4,996)
     Class I ...........................................          (1,004,032)                --              --                  --
                                                           -----------------   ----------------   -------------   -----------------
        Net increase (decrease) from capital
               share transactions ......................           7,573,809          1,395,741      19,530,235           1,206,243
                                                           -----------------   ----------------   -------------   -----------------
        Total increase (decrease) in net assets.........           7,677,340         (1,463,260)     21,634,605           1,037,450
                                                           -----------------   ----------------   -------------   -----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)..........   $       7,677,340   $     20,171,345   $  21,634,605   $       1,037,450
                                                           =================   ================   =============   =================

   (A) Undistributed (overdistributed) net
       investment income (loss) ........................   $          31,183   $         97,739   $     236,290   $          10,837
                                                           =================   ================   =============   =================

----------
(a) Barings International Fund commenced investment operations on November 2, 2007.

(b) ABN AMRO Global Real Estate Fund commenced investment operations on August 3, 2007.

(c) SGA International Small-Mid Cap Fund commenced investment operations on November 2, 2007.

(d)   Smart Allocation ETF Fund commenced investment operations on January 10,
      2008.

(e) New Century Absolute Return ETF Fund commenced investment operations on March 04, 2008.

(f) MB Enhanced Equity Income Fund commenced investment operations on January 15, 2008.

See accompanying Notes to Financial Statements.

Aston Funds

     SMART            NEW CENTURY             MB
  ALLOCATION         ABSOLUTE RETURN     ENHANCED EQUITY                ABN AMRO                        MONTAG & CALDWELL
    ETF FUND             ETF FUND          INCOME FUND              REAL ESTATE FUND                       BALANCED FUND
-----------------   -----------------   -----------------   --------------------------------   ----------------------------------
  PERIOD ENDED         PERIOD ENDED       PERIOD ENDED       SIX MONTHS         YEAR ENDED     SIX MONTHS ENDED      YEAR ENDED
APRIL 30, 2008(d)   APRIL 30, 2008(e)   APRIL 30, 2008(f)   APRIL 30, 2008    OCTOBER 31,       APRIL 30, 2008       OCTOBER 31,
  (UNAUDITED)          (UNAUDITED)         (UNAUDITED)        (UNAUDITED)        2007             (UNAUDITED)           2007
-----------------   -----------------   -----------------   --------------    --------------   ----------------   ---------------
$              --   $              --   $              --   $   90,668,373    $  118,531,381   $     17,860,943   $    30,995,506
-----------------   -----------------   -----------------   --------------    --------------   ----------------   ---------------
              993               1,456              34,665           85,692         2,146,880            111,045           246,465

           17,487                (826)             61,817       (4,986,610)       21,085,423           (172,585)        2,799,854

           20,971              53,850             248,467       (5,880,612)      (25,235,500)          (558,919)          105,356
-----------------   -----------------   -----------------   --------------    --------------   ----------------   ---------------

           39,451              54,480             344,949      (10,781,530)       (2,003,197)          (620,459)        3,151,675
-----------------   -----------------   -----------------   --------------    --------------   ----------------   ---------------

               --                  --             (15,016)        (262,056)         (190,594)          (121,021)        (240,860)
               --                  --                  --         (337,509)         (164,987)            (9,523)         (74,233)

               --                  --                  --      (12,004,864)      (15,755,762)                --                --
               --                  --                  --      (10,600,029)       (9,790,333)                --                --
-----------------   -----------------   -----------------   --------------    --------------   ----------------   ---------------
               --                  --             (15,016)     (23,204,458)      (25,901,676)          (130,544)         (315,093)
-----------------   -----------------   -----------------   --------------    --------------   ----------------   ---------------

        3,827,810           2,172,711          14,863,878        3,912,631        25,180,278          2,428,975         1,776,744
               --                  --                  --               --            55,849              6,920           640,027

               --                  --                 589       12,082,216        15,714,374            116,646           235,427
               --                  --                  --       10,937,524         9,955,320              9,433            73,386

         (414,242)             (7,489)             (2,917)     (35,621,151)      (46,588,908)        (1,410,314)      (11,220,097)
               --                  --                  --               --       (4,275,048)            (38,662)       (7,476,632)
-----------------   -----------------   -----------------   --------------    --------------   ----------------   ---------------

        3,413,568           2,165,222          14,861,550       (8,688,780)           41,865          1,112,998       (15,971,145)
-----------------   -----------------   -----------------   --------------    --------------   ----------------   ---------------
        3,453,019           2,219,702          15,191,483      (42,674,768)      (27,863,008)           361,995       (13,134,563)
-----------------   -----------------   -----------------   --------------    --------------   ----------------   ---------------
$       3,453,019   $       2,219,702   $      15,191,483   $   47,993,605    $   90,668,373   $     18,222,938   $    17,860,943
=================   =================   =================   ==============    ==============   ================   ===============

$             993   $           1,456   $          19,649   $      (65,695)   $      448,178   $       (348,241)  $      (328,742)
=================   =================   =================   ==============    ==============   ================   ===============

See accompanying Notes to Financial Statements.

Aston Funds

                                                                BALANCED FUND                    TCH FIXED INCOME FUND
                                                      ----------------------------------   ----------------------------------
                                                      SIX MONTHS ENDED     YEAR ENDED       SIX MONTHS ENDED     YEAR ENDED
                                                       APRIL 30, 2008      OCTOBER 31,       APRIL 30, 2008      OCTOBER 31,
                                                        (UNAUDITED)           2007            (UNAUDITED)           2007
                                                      ----------------   ---------------   -----------------   --------------
NET ASSETS AT BEGINNING OF PERIOD...................  $    35,923,985    $   60,831,234    $     91,979,543    $  120,243,877
                                                      ---------------    --------------    ----------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net investment income..........................          217,666           630,089           2,283,337         5,065,054
     Net realized gain (loss) on investments........          791,087         6,181,989           1,446,001         2,201,858
     Net change in unrealized appreciation
     (depreciation) on investments..................       (3,153,072)       (2,481,379)         (1,320,537)         (480,477)
                                                      ---------------    --------------    ----------------    --------------
     Net increase (decrease) in net assets from
     operations.....................................       (2,144,319)        4,330,699           2,408,801         6,786,435
                                                      ---------------    --------------    ----------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Class N........................................         (257,929)         (705,675)         (1,390,697)       (3,051,522)
     Class I........................................               --                --            (966,321)       (2,229,363)
   Net realized gain on investments:
     Class N........................................       (5,993,129)      (17,246,611)                 --                --
                                                      ---------------    --------------    ----------------    --------------
        Total distributions.........................       (6,251,058)      (17,952,286)         (2,357,018)       (5,280,885)
                                                      ---------------    --------------    ----------------    --------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
     Class N........................................        1,031,755         4,106,378           7,853,747        10,675,012
     Class I........................................               --                --           2,758,467         5,492,323
   Proceeds from reinvestment of distributions:
     Class N........................................        6,228,790        17,742,884           1,316,163         2,902,724
     Class I........................................               --                --             503,930         1,164,156
   Cost of shares redeemed:
     Class N........................................       (8,335,813)      (33,134,924)        (10,981,331)      (38,979,747)
     Class I........................................               --                --         (10,051,688)      (11,024,352)
                                                      ---------------    --------------    ----------------    --------------
        Net decrease from capital share
        transactions................................       (1,075,268)      (11,285,662)         (8,600,712)      (29,769,884)
                                                      ---------------    --------------    ----------------    --------------
        Total decrease in net assets................       (9,470,645)      (24,907,249)         (8,548,929)      (28,264,334)
                                                      ---------------    --------------    ----------------    --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)......  $    26,453,340    $   35,923,985    $     83,430,614    $   91,979,543
                                                      ===============    ==============    ================    ==============

   (A) Overdistributed net investment income........  $       (76,994)   $      (36,731)   $       (745,751)   $     (672,070)
                                                      ===============    ==============    ================    ==============

See accompanying Notes to Financial Statements.

Aston Funds

        TCH INVESTMENT                           MCDONNELL                       ABN AMRO INVESTOR
       GRADE BOND FUND                     MUNICIPAL BOND FUND                   MONEY MARKET FUND
----------------------------------   --------------------------------   -----------------------------------
SIX MONTHS ENDED     YEAR ENDED       PERIOD ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
 APRIL 30, 2008      OCTOBER 31,     APRIL 30, 2008     OCTOBER 31,      APRIL 30, 2008       OCTOBER 31,
  (UNAUDITED)           2007          (UNAUDITED)          2007           (UNAUDITED)            2007
----------------   ---------------   --------------   ---------------   ----------------   ----------------
 $   15,917,319    $   28,986,923    $  15,863,166    $   38,595,154     $   36,958,977    $    84,777,541
 --------------    --------------    -------------    --------------     --------------    ---------------

        347,243           960,560          273,569           822,542            502,206          2,808,053
         32,361          (329,694)         119,719           (54,353)                --                 --

        (50,153)          254,138          (19,640)         (287,290)                --                 --
 --------------    --------------    -------------    --------------     --------------    ---------------
        329,451           885,004          373,648           480,899            502,206          2,808,053
 --------------    --------------    -------------    --------------     --------------    ---------------

        (37,650)          (95,366)        (273,569)         (822,542)          (502,206)        (2,808,053)
       (321,397)         (917,756)              --                --                 --                 --

             --                --               --                --                 --                 --
 --------------    --------------    -------------    --------------     --------------    ---------------
       (359,047)       (1,013,122)        (273,569)         (822,542)          (502,206)        (2,808,053)
 --------------    --------------    -------------    --------------     --------------    ---------------

         88,037           285,612        2,507,146         1,307,553         15,266,324        103,413,666
         32,321           664,041               --                --                 --                 --

         33,760            90,001          152,520           417,837            492,981          1,932,185
        132,655           333,590               --                --                 --                 --

        (97,786)       (1,626,308)      (3,824,226)      (24,115,735)       (18,969,018)      (153,164,415)
     (1,662,434)      (12,688,422)              --                --                 --                 --
 --------------    --------------    -------------    --------------     --------------    ---------------
     (1,473,447)      (12,941,486)      (1,164,560)      (22,390,345)        (3,209,713)       (47,818,564)
 --------------    --------------    -------------    --------------     --------------    ---------------
     (1,503,043)      (13,069,604)      (1,064,481)      (22,731,988)        (3,209,713)       (47,818,564)
 --------------    --------------    -------------    --------------     --------------    ---------------
 $   14,414,276    $   15,917,319    $  14,798,685    $   15,863,166     $   33,749,264    $    36,958,977
 ==============    ==============    =============    ==============     ==============    ===============

 $     (125,830)   $     (114,026)   $          --    $           --     $           --    $            --
 ==============    ==============    =============    ==============     ==============    ===============

See accompanying Notes to Financial Statements.

Aston Funds

MONTAG & CALDWELL GROWTH FUND - CLASS N
                                                                  APRIL 30, 2008
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED          YEAR          YEAR          YEAR           YEAR          YEAR
                                                 04/30/08        ENDED         ENDED         ENDED         ENDED         ENDED
                                               (UNAUDITED)     10/31/07      10/31/06      10/31/05       10/31/04      10/31/03
                                               -----------     ---------     ---------     ---------    -----------    ---------
Net Asset Value, Beginning of Period........   $   31.51       $   25.15     $   23.35     $   21.53    $     20.74    $   19.03
                                               ---------       ---------     ---------     ---------    -----------    ---------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income..................        0.06(a)         0.06(a)       0.07(a)       0.05(a)        0.04(a)      0.06(a)
     Net realized and unrealized gain
     (loss) on investments..................       (2.08)           6.54          1.80          1.83           0.77         1.65
                                               ---------       ---------     ---------     ---------    -----------    ---------
        Total from investment operations....       (2.02)           6.60          1.87          1.88           0.81         1.71
                                               ---------       ---------     ---------     ---------    -----------    ---------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
        of net investment income............       (0.05)          (0.06)        (0.07)        (0.06)         (0.02)          --
     Distributions from net realized
     gain on investments....................       (4.03)          (0.18)           --            --             --           --
                                               ---------       ---------     ---------     ---------    -----------    ---------
        Total distributions.................       (4.08)          (0.24)        (0.07)        (0.06)         (0.02)          --
                                               ---------       ---------     ---------     ---------    -----------    ---------
Net increase (decrease) in net asset value..       (6.10)           6.36          1.80          1.82           0.79         1.71
                                               ---------       ---------     ---------     ---------    -----------    ---------
Net Asset Value, End of Period..............   $   25.41       $   31.51     $   25.15     $   23.35    $     21.53    $   20.74
                                               =========       =========     =========     =========    ===========    =========

TOTAL RETURN................................       (7.12)% (b)     26.41%         8.02%         8.72%          3.89%        8.99%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's).....   $ 720,928       $ 759,567     $ 846,100     $ 992,229    $ 1,018,935    $ 967,300
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver
        of expenses by Adviser..............        1.07% (c)       1.07%(d)      1.06%(d)      1.03%          1.02%        1.06%
     After reimbursement and/or waiver of
        expenses by Adviser.................        1.07% (c)       1.07%(d)      1.06%(d)      1.03%          1.02%        1.06%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
     of expenses by Adviser.................        0.45% (c)       0.23%         0.28%         0.20%          0.20%        0.29%
     After reimbursement and/or waiver of
        expenses by Adviser.................        0.45% (c)       0.23%         0.28%         0.20%          0.20%        0.29%
   Portfolio Turnover.......................       28.33% (b)      69.02%        68.74%        52.16%         52.86%       38.76%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Not Annualized.

(c)   Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2007 and the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

Aston Funds

MONTAG & CALDWELL GROWTH FUND - CLASS I
                                                                  APRIL 30, 2008
FINANCIAL HIGHLIGHTS

                                           SIX MONTHS
                                              ENDED           YEAR            YEAR          YEAR          YEAR          YEAR
                                            04/30/08         ENDED           ENDED          ENDED         ENDED         ENDED
                                           (UNAUDITED)      10/31/07       10/31/06       10/31/05      10/31/04      10/31/03
                                           -----------     ----------     ----------     ----------    ----------    ----------
Net Asset Value, Beginning of Period...... $    31.61      $    25.24     $    23.44     $    21.61    $    20.84    $    19.22
                                           ----------      ----------     ----------     ----------    ----------    ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income................       0.09(a)         0.14(a)        0.13(a)        0.11(a)       0.10(a)       0.12(a)
     Net realized and unrealized gain
     (loss) on investments................      (2.09)           6.55           1.82           1.83          0.77          1.66
                                           ----------      ----------     ----------     ----------    ----------    ----------
        Total from investment operations..      (2.00)           6.69           1.95           1.94          0.87          1.78
                                           ----------      ----------     ----------     ----------    ----------    ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
        of net investment income..........      (0.07)          (0.14)         (0.15)         (0.11)        (0.10)        (0.16)
     Distributions from net realized
     gain on investments..................      (4.03)          (0.18)            --             --            --            --
                                           ----------      ----------     ----------     ----------    ----------    ----------
        Total distributions...............      (4.10)          (0.32)         (0.15)         (0.11)        (0.10)        (0.16)
                                           ----------      ----------     ----------     ----------    ----------    ----------
Net increase (decrease) in net asset
    value.................................      (6.10)           6.37           1.80           1.83          0.77          1.62
                                           ----------      ----------     ----------     ----------    ----------    ----------
Net Asset Value, End of Period............ $    25.51      $    31.61     $    25.24 $        23.44    $    21.61    $    20.84
                                           ==========      ==========     ========== ==============    ==========    ==========
TOTAL RETURN..............................      (7.01)%(b)      26.72%          8.36%          8.99%         4.19%         9.35%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)... $1,037,913      $1,254,382     $1,246,683     $1,727,848    $2,184,511    $2,151,687
   Ratios of expenses to average net
     assets:
     Before reimbursement and/or waiver
       of expenses by Adviser.............       0.82%(c)        0.79%(d)       0.78%(d)       0.75%         0.74%         0.77%
     After reimbursement and/or waiver
       of expenses by Adviser.............       0.82%(c)        0.79%(d)       0.78%(d)       0.75%         0.74%         0.77%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser.............       0.70%(c)        0.51%          0.56%          0.48%         0.48%         0.58%
     After reimbursement and/or waiver
       of expenses by Adviser.............       0.70%(c)        0.51%          0.56%          0.48%         0.48%         0.58%
   Portfolio Turnover.....................      28.33%(b)       69.02%         68.74%         52.16%        52.86%        38.76%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Not Annualized.

(c)   Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2007 and the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

Aston Funds

MONTAG & CALDWELL GROWTH FUND - CLASS R
                                                                  APRIL 30, 2008
FINANCIAL HIGHLIGHTS

                                           SIX MONTHS
                                              ENDED          YEAR           YEAR           YEAR           YEAR           PERIOD
                                            04/30/08         ENDED          ENDED          ENDED          ENDED           ENDED
                                           (UNAUDITED)     10/31/07       10/31/06       10/31/05       10/31/04       10/31/03(a)
                                           -----------     --------       --------       --------       --------       -----------
Net Asset Value, Beginning of Period...... $  31.33        $  25.04       $  23.23       $  21.43       $  20.69       $  18.59
                                           --------        --------       --------       --------       --------       --------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss).........     0.03(b)           --(b)        0.01(b)       (0.01)(b)      (0.01)(b)       0.05(b)
     Net realized and unrealized gain
     (loss) on investments................    (2.07)           6.49           1.80           1.83           0.77           2.05
                                           --------        --------       --------       --------       --------       --------
        Total from investment operations..    (2.04)           6.49           1.81           1.82           0.76           2.10
                                           --------        --------       --------       --------       --------       --------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
        of net investment income..........    (0.03)          (0.02)            --          (0.02)         (0.02)            --
     Distributions from net realized
     gain on investments..................    (4.03)          (0.18)            --             --             --             --
                                           --------        --------       --------       --------       --------       --------
        Total distributions...............    (4.06)          (0.20)            --          (0.02)         (0.02)            --
                                           --------        --------       --------       --------       --------       --------
Net increase (decrease) in net asset
   value..................................    (6.10)           6.29           1.81           1.80           0.74           2.10
                                           --------        --------       --------       --------       --------       --------
Net Asset Value, End of Period............ $  25.23        $  31.33       $  25.04       $  23.23       $  21.43       $  20.69
                                           ========        ========       ========       ========       ========       ========
TOTAL RETURN..............................    (7.19)%(c)      26.06%          7.79%          8.50%          3.65%         11.30%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)... $  1,422        $  4,062       $    693       $    703       $    459       $    111
   Ratios of expenses to average net
     assets:
     Before reimbursement and/or waiver
       of expenses by Adviser.............     1.32% (d)       1.29%(e)       1.28%(e)       1.25%          1.24%          1.30%(d)
     After reimbursement and/or waiver
       of expenses by Adviser.............     1.32% (d)       1.29%(e)       1.28%(e)       1.25%          1.24%          1.30%(d)
   Ratios of net investment income
     (loss) to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser.............     0.20% (d)       0.01%          0.06%         (0.02)%        (0.02)%         0.32%(d)
     After reimbursement and/or waiver
       of expenses by Adviser.............     0.20% (d)       0.01%          0.06%         (0.02)%        (0.02)%         0.32%(d)
   Portfolio Turnover.....................    28.33% (c)      69.02%         68.74%         52.16%         52.86%         38.76%

----------
(a) Montag & Caldwell Growth Fund, Class R, commenced investment operations on December 31, 2002.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

(d)   Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2007 and the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

Aston Funds

VEREDUS SELECT GROWTH FUND - CLASS N

                                                                  APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                            SIX MONTHS
                                               ENDED             YEAR          YEAR            YEAR          YEAR         YEAR
                                             04/30/08            ENDED         ENDED          ENDED         ENDED        ENDED
                                            (UNAUDITED)        10/31/07      10/31/06        10/31/05      10/31/04     10/31/03
                                            ----------         --------      --------        --------      --------     --------
Net Asset Value, Beginning of Period. ....  $    16.77         $  13.08      $  11.88        $  10.31      $   9.33     $   7.30
                                            ----------         --------      --------        --------      --------     --------
   INCOME FROM INVESTMENT OPERATIONS:

     Net investment loss..................       (0.03)           (0.08)        (0.03)(a)       (0.02)        (0.06)       (0.05)
     Net realized and unrealized gain
      (loss) on investments...............       (1.19)            3.77          1.24            1.59          1.04         2.08
                                            ----------         --------      --------        --------      --------     --------
         Total from investment
            operations....................       (1.22)            3.69          1.21            1.57          0.98         2.03
                                            ----------         --------      --------        --------      --------     --------
   LESS DISTRIBUTIONS:
     Distributions from net realized
         gain on investments..............       (2.42)              --         (0.01)             --            --           --
                                            ----------         --------      --------        --------      --------     --------
         Total distributions..............       (2.42)              --         (0.01)             --            --           --
                                            ----------         --------      --------        --------      --------     --------
Net increase (decrease) in net asset
   value..................................       (3.64)            3.69          1.20            1.57          0.98         2.03
                                            ----------         --------      --------        --------      --------     --------
Net Asset Value, End of Period............  $    13.13         $  16.77      $  13.08        $  11.88      $  10.31     $   9.33
                                            ==========         ========      ========        ========      ========     ========
TOTAL RETURN..............................       (7.90)%(b)       28.14%        10.22%          15.23%        10.50%       27.98%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)...  $   55,006         $ 50,783      $ 34,687        $ 13,270      $  2,684     $  2,006
   Ratios of expenses to average net
     assets:
         Before reimbursement and/or
          waiver of expenses
          by Adviser......................        1.33%(c)         1.52%         1.75%           2.57%         3.82%        4.31%
         After reimbursement and/or
          waiver of expenses
          by Adviser......................        1.30%(c)         1.30%         1.30%           1.30%         1.30%        1.30%
   Ratios of net investment loss to
     average net assets:
         Before reimbursement and/or
          waiver of expenses
          by Adviser......................       (0.56)%(c)       (0.81)%       (0.72)%         (1.76)%       (3.17)%      (3.59)%
         After reimbursement and/or
          waiver of expenses
          by Adviser......................       (0.53)%(c)       (0.59)%       (0.27)%         (0.49)%       (0.65)%      (0.58)%
   Portfolio Turnover.....................      129.35%(b)       283.38%       269.88%         202.37%       308.13%      444.75%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Not Annualized.

(c)  Annualized.

See accompanying Notes to Financial Statements.

Aston Funds

VEREDUS SELECT GROWTH FUND - CLASS I

                                                                  APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                                                    SIX MONTHS
                                                                       ENDED           YEAR         PERIOD
                                                                     04/30/08          ENDED         ENDED
                                                                    (UNAUDITED)       10/31/07    10/31/06(a)
                                                                    -----------       --------    -----------
Net Asset Value, Beginning of Period..............................  $     16.83       $  13.08    $     11.97
                                                                    -----------       --------    -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss.........................................        (0.03)         (0.02)            --(b)(c)
      Net realized and unrealized gain (loss) on investments......        (1.18)          3.77           1.11
                                                                    -----------       --------    -----------
        Total from investment operations..........................        (1.21)          3.75           1.11
                                                                    -----------       --------    -----------
   LESS DISTRIBUTIONS:
      Distributions from net realized gain on investments.........        (2.42)            --             --
                                                                    -----------       --------    -----------
        Total from investment operations..........................        (2.42)            --             --
                                                                    -----------       --------    -----------
Net increase (decrease) in net asset value........................        (3.63)          3.75           1.11
                                                                    -----------       --------    -----------
Net Asset Value, End of Period....................................  $     13.20       $  16.83    $     13.08
                                                                    ===========       ========    ===========
TOTAL RETURN......................................................        (7.74)%(d)     28.52%          9.27%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)...........................  $    56,568       $  3,216    $     1,015
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser...         1.08%(e)       1.19%          1.43%(e)
      After reimbursement and/or waiver of expenses by Adviser....         1.05%(e)       0.97%          0.98%(e)
   Ratios of net investment loss to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser...        (0.31)%(e)     (0.48)%        (0.55)%(e)
      After reimbursement and/or waiver of expenses by Adviser....        (0.28)%(e)     (0.26)%        (0.10)%(e)
   Portfolio Turnover.............................................       129.35%(d)     283.38%        269.88%

----------
(a) Veredus Select Growth Fund, Class I, commenced investment operations on September 11, 2006.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Represents less than $(0.005) per share.

(d)  Not Annualized.

(e)  Annualized.

See accompanying Notes to Financial Statements.

Aston Funds

ABN AMRO GROWTH FUND - CLASS N

                                                                  APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                            SIX MONTHS
                                               ENDED             YEAR          YEAR           YEAR          YEAR          YEAR
                                             04/30/08            ENDED         ENDED          ENDED         ENDED         ENDED
                                            (UNAUDITED)        10/31/07       10/31/06       10/31/05      10/31/04      10/31/03
                                            ----------         --------       --------       --------      --------      --------
Net Asset Value, Beginning of Period......  $    22.49         $  22.82       $  22.66       $  21.76      $  21.14      $  18.55
                                            ----------         --------       --------       --------      --------      --------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss).........       0.01(a)          0.05(a)           --(b)       0.05(a)      (0.05)(a)     (0.02)
     Net realized and unrealized
         gain (loss) on investments.......       (2.09)            2.39           1.25           0.90          0.67          2.61
                                            ----------         --------       --------       --------      --------      --------
        Total from investment
           operations.....................       (2.08)            2.44           1.25           0.95          0.62          2.59
                                            ----------         --------       --------       --------      --------      --------
   LESS DISTRIBUTIONS:
      Distributions from and in
        excess of net investment income...          --(b)         (0.03)            --          (0.05)           --            --
      Distributions from net
         realized gain on investments.....       (5.63)           (2.74)         (1.09)            --            --            --
                                            ----------         --------       --------       --------      --------      --------
        Total distributions...............       (5.63)           (2.77)         (1.09)         (0.05)           --            --
                                            ----------         --------       --------       --------      --------      --------
Net increase (decrease) in net
 asset value..............................       (7.71)           (0.33)          0.16           0.90          0.62          2.59
                                            ----------         --------       --------       --------      --------      --------
Net Asset Value, End of Period............  $    14.78         $  22.49       $  22.82       $  22.66      $  21.76      $  21.14
                                            ==========         ========       ========       ========      ========      ========
TOTAL RETURN..............................      (10.59)%(c)       11.85%          5.55%          4.38%         2.93%        13.96%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)...  $  104,101         $172,436       $446,884       $888,248      $962,036      $878,724
   Ratios of expenses to average net
      assets:
      Before reimbursement and/or
         waiver of expenses by Adviser....        1.15%(d)(e)      1.11%(e)       1.10%(e)       1.10%         1.09%         1.11%
      After reimbursement and/or
          waiver of expenses by Adviser...        1.15%(d)(e)      1.11%(e)       1.10%(e)       1.10%         1.09%         1.11%
   Ratios of net investment income
        (loss) to average net assets:
      Before reimbursement and/or
        waiver of expenses by Adviser.....        0.16%(d)         0.23%          0.01%          0.21%        (0.22)%       (0.11)%
      After reimbursement and/or
        waiver of expenses by Adviser.....        0.16%(d)         0.23%          0.01%          0.21%        (0.22)%       (0.11)%
   Portfolio Turnover.....................       95.64%(c)        47.46%         29.07%         31.30%(f)     18.59%         7.66%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Represents less than $0.005 per share.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2008 and for the years ended October 31, 2007 and October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

Aston Funds

ABN AMRO GROWTH FUND - CLASS I

                                                                  APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                            SIX MONTHS
                                               ENDED             YEAR           YEAR           YEAR          YEAR          YEAR
                                             04/30/08            ENDED          ENDED          ENDED         ENDED         ENDED
                                            (UNAUDITED)        10/31/07       10/31/06       10/31/05      10/31/04      10/31/03
                                            ----------         --------       --------       --------      --------      --------
Net Asset Value, Beginning of Period......  $    22.83         $  23.14       $  22.97       $  22.02      $  21.33      $  18.67
                                            ----------         --------       --------       --------      --------      --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income...............        0.03(a)          0.11(a)        0.07           0.11(a)       0.01(a)       0.03
      Net realized and unrealized
        gain (loss) on investments........       (2.12)            2.43           1.27           0.92          0.68          2.63
                                            ----------         --------       --------       --------      --------      --------
        Total from investment
          operations......................       (2.09)            2.54           1.34           1.03          0.69          2.66
                                            ----------         --------       --------       --------      --------      --------
   LESS DISTRIBUTIONS:
      Distributions from and in
        excess of net investment income...       (0.05)           (0.11)         (0.08)         (0.08)           --            --
      Distributions from net
        realized gain on investments......       (5.63)           (2.74)         (1.09)            --            --            --
                                            ----------         --------       --------       --------      --------      --------
        Total distributions...............       (5.68)           (2.85)         (1.17)         (0.08)           --            --
                                            ----------         --------       --------       --------      --------      --------
Net increase (decrease) in net
    asset value...........................       (7.77)           (0.31)          0.17           0.95          0.69          2.66
                                            ----------         --------       --------       --------      --------      --------
Net Asset Value, End of Period............  $    15.06         $  22.83       $  23.14       $  22.97      $  22.02      $  21.33
                                            ==========         ========       ========       ========      ========      ========
TOTAL RETURN..............................      (10.49)%(b)       12.19%          5.87%          4.69%         3.23%        14.25%
RATIOS/SUPPLEMENTAL DATA:
      Net Assets, End of
        Period (in 000's).................  $  194,729         $247,258       $459,965       $449,492      $358,377      $272,497
   Ratios of expenses to average
      net assets:
      Before reimbursement and/or waiver
        of expenses by Adviser............        0.90%(c)(d)      0.83%(d)       0.81%(d)       0.82%         0.82%         0.83%
      After reimbursement and/or waiver
        of expenses by Adviser............        0.90%(c)(d)      0.83%(d)       0.81%(d)       0.82%         0.82%         0.83%
   Ratios of net investment income to
     average net assets:
      Before reimbursement and/or waiver
        of expenses by Adviser............        0.41%(c)         0.51%          0.30%          0.49%         0.05%         0.17%
      After reimbursement and/or waiver
        of expenses by Adviser............        0.41%(c)         0.51%          0.30%          0.49%         0.05%         0.17%
   Portfolio Turnover.....................       95.64%(b)        47.46%         29.07%         31.30%(e)     18.59%         7.66%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period. (b) Not Annualized.

(c)  Annualized.

(d) Ratio of expense to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2008 and for the years ended October 31, 2007 and October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(e) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

Aston Funds

ABN AMRO GROWTH FUND - CLASS R

                                                                  APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                            SIX MONTHS
                                              ENDED             YEAR           YEAR        YEAR          YEAR          PERIOD
                                             04/30/08           ENDED          ENDED       ENDED         ENDED          ENDED
                                            (UNAUDITED)       10/31/07       10/31/06     10/31/05      10/31/04     10/31/03(a)
                                            ----------        --------       --------     --------      --------     ----------
Net Asset Value, Beginning of Period. ....  $    22.28        $  22.64       $  22.53     $  21.66      $  21.09     $    18.07
                                            ----------        --------       --------     --------      --------     ----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss)........       (0.01)(b)          --(b)(c)    (0.04)         --(b)(c)    (0.10)(b)      (0.03)
      Net realized and unrealized
        gain (loss)on investments.........       (2.07)           2.38           1.24         0.90          0.67           3.05
                                            ----------        --------       --------     --------      --------     ----------
        Total from investment operations..       (2.08)           2.38           1.20         0.90          0.57           3.02
                                            ----------        --------       --------     --------      --------     ----------
   LESS DISTRIBUTIONS:
      Distributions from and in
        excess of net investment income...          --(c)           --             --        (0.03)           --
      Distributions from net realized
        gain on investments...............       (5.63)          (2.74)         (1.09)          --            --             --
                                            ----------        --------       --------     --------      --------     ----------
        Total distributions...............       (5.63)          (2.74)         (1.09)       (0.03)           --             --
                                            ----------        --------       --------     --------      --------     ----------
Net increase (decrease) in net asset
   value..................................       (7.71)          (0.36)          0.11         0.87          0.57           3.02
                                            ----------        --------       --------     --------      --------     ----------
Net Asset Value, End of Period............  $    14.57        $  22.28       $  22.64     $  22.53      $  21.66     $    21.09
                                            ==========        ========       ========     ========      ========     ==========
TOTAL RETURN..............................      (10.70)%(d)      11.61%          5.35%        4.16%         2.70%         16.71%(d)

RATIOS/SUPPLEMENTAL DATA:

   Net Assets, End of Period (in 000's)...  $      623        $    684       $  1,679     $  1,122      $    573     $      117
   Ratios of expenses to average net
      assets:
      Before reimbursement and/or waiver
       of expenses by Adviser.............        1.40%(e)(f)     1.32%(f)       1.31%(f)     1.31%         1.31%          1.35%(e)
      After reimbursement and/or waiver
       of expenses by Adviser.............        1.40%(e)(f)     1.32%(f)       1.31%(f)     1.31%         1.31%          1.35%(e)
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver
       of expenses by Adviser.............       (0.09)%(e)       0.01%         (0.20)%       0.00%        (0.44)%        (0.16)%(e)
      After reimbursement and/or waiver
       of expenses by Adviser.............       (0.09)%(e)       0.01%         (0.20)%       0.00%        (0.44)%        (0.16)%(e)
   Portfolio Turnover.....................       95.64%(d)       47.46%         29.07%       31.30%(g)     18.59%          7.66%

----------
(a) ABN AMRO Growth Fund, Class R, commenced investment operations on December 31, 2002.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Represents less than $0.005 per share.

(d)  Not Annualized.

(e)  Annualized.

(f) Ratio of expense to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2008 and for the years ended October 31, 2007 and October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(g) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

Aston Funds

OPTIMUM LARGE CAP OPPORTUNITY FUND - CLASS N

                                                                  APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                                                       SIX MONTHS
                                                                          ENDED              PERIOD
                                                                         04/30/08             ENDED
                                                                       (UNAUDITED)         10/31/07(a)
                                                                       -----------         -----------
Net Asset Value, Beginning of Period................................   $     12.56         $     10.00
                                                                       -----------         -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss)..................................          0.02               (0.01)
      Net realized and unrealized gain (loss) on investments........         (1.36)               2.57
                                                                       -----------         -----------
        Total from investment operations............................         (1.34)               2.56
                                                                       -----------         -----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income.....         (0.01)                 --
                                                                       -----------         -----------
        Total Distributions.........................................         (0.01)                 --
                                                                       -----------         -----------
Net increase (decrease) in net asset value..........................         (1.35)               2.56
                                                                       -----------         -----------
Net Asset Value, End of Period......................................   $     11.21         $     12.56
                                                                       ===========         ===========
TOTAL RETURN........................................................        (10.68)%(b)          25.60%(b)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's).............................   $    10,672         $    40,563
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser.....          1.73%(c)(d)         2.30%(c)(d)
      After reimbursement and/or waiver of expenses by Adviser......          1.12%(c)(d)         1.13%(c)(d)(e)
Ratios of net investment loss to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser.....         (0.67)%(c)          (1.31)%(c)
      After reimbursement and/or waiver of expenses by Adviser......         (0.06)%(c)          (0.14)%(c)
   Portfolio Turnover...............................................         20.11%(b)           76.40%(b)

----------
(a)   Optimum  Large  Cap  Opportunity   Fund,  Class  N,  commenced
      investment operations on December 28, 2006.

(b)   Not Annualized.

(c)   Annualized.

(d) Ratios of expenses to average net assets include interest expense 0.02% for the six monthsended April 30, 2008 and the period October 31, 2007, which is not included on the voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(e) The Adviser's expense reimbursement level, which affects the net expense ratio, was implemented on May 1, 2007.

See accompanying Notes to Financial Statements.

ASTON FUNDS

VALUE FUND - CLASS N
                                                                  APRIL 30, 2008
FINANCIAL HIGHLIGHTS

                                                       SIX MONTHS
                                                         ENDED             YEAR         YEAR        YEAR         YEAR       YEAR
                                                        04/30/08           ENDED        ENDED       ENDED        ENDED      ENDED
                                                      (UNAUDITED)        10/31/07     10/31/06     10/31/05     10/31/04   10/31/03
                                                      -----------        ---------    ---------    --------     --------   --------
Net Asset Value, Beginning of Period ...............  $    15.57         $   14.06    $   12.15    $  11.05     $   9.66   $   8.45
                                                      ----------         ---------    ---------    --------     --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ........................        0.09(a)           0.19         0.21        0.17(a)      0.14       0.14
      Net realized and unrealized gain (loss) on
        investments ................................       (1.51)             2.09         2.09        1.10         1.39       1.22
                                                      ----------         ---------    ---------    --------     --------   --------
        Total from investment operations ...........       (1.42)             2.28         2.30        1.27         1.53       1.36
                                                      ----------         ---------    ---------    --------     --------   --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
        investment income ..........................       (0.09)            (0.20)       (0.20)      (0.17)       (0.14)     (0.15)
      Distributions from net realized gain on
        investments ................................       (1.41)            (0.57)       (0.19)         --           --         --
                                                       ---------         ---------    ---------    --------     --------   --------
        Total distributions ........................       (1.50)            (0.77)       (0.39)      (0.17)       (0.14)     (0.15)
                                                       ---------         ---------    ---------    --------     --------   --------
Net increase (decrease) in net asset value .........       (2.92)             1.51         1.91        1.10         1.39       1.21
                                                       ---------         ---------    ---------    --------     --------   --------
Net Asset Value, End of Period .....................   $   12.65         $   15.57    $   14.06    $  12.15     $  11.05   $   9.66
                                                       =========         =========    =========    ========     ========   ========
TOTAL RETURN .......................................       (9.71)%(b)        16.77%       19.35%      11.48%       15.88%     16.32%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ............   $  24,553         $ 130,476    $ 103,819    $ 95,624     $229,979   $195,853
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser ........................        1.17% (c)(d)      1.16%        1.16%       1.16%        1.16%      1.19%
      After reimbursement and/or waiver of
        expenses by Adviser ........................        0.98% (c)(d)      0.94%        0.94%       0.94%        0.94%      0.94%
   Ratios of net investment income to average net
      assets:
      Before reimbursement and/or waiver of
        expenses by Adviser ........................        1.13% (c)         1.06%        1.37%       1.19%        1.10%      1.34%
      After reimbursement and/or waiver of
        expenses by Adviser ........................        1.32% (c)         1.28%        1.59%       1.41%        1.32%      1.59%
   Portfolio Turnover ..............................       38.83% (b)        28.05%       26.86%      21.84%       38.29%     56.67%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Not Annualized.

(c)  Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

ASTON FUNDS

VALUE FUND - CLASS I
                                                                  APRIL 30, 2008
FINANCIAL HIGHLIGHTS



                                                                SIX MONTHS
                                                                   ENDED            YEAR          YEAR            PERIOD
                                                                 04/30/08           ENDED         ENDED           ENDED
                                                                (UNAUDITED)       10/31/07       10/31/06       10/31/05(a)
                                                                ----------        ---------      --------       -----------
Net Asset Value, Beginning of Period ........................   $    15.57        $   14.07      $  12.16       $  12.36
                                                                ----------        ---------      --------       --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................................         0.10(b)          0.23          0.24           0.01(b)
      Net realized and unrealized gain (loss) on
        investments .........................................        (1.50)            2.07          2.09          (0.21)
                                                                ----------        ---------      --------       --------
        Total from investment operations ....................        (1.40)            2.30          2.33          (0.20)
                                                                ----------        ---------      --------       --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment
        income ..............................................        (0.11)           (0.23)        (0.23)            --
      Distributions from net realized gain on investments ...        (1.41)           (0.57)        (0.19)            --
                                                                ----------        ---------      --------       --------
        Total distributions .................................        (1.52)           (0.80)        (0.42)            --
                                                                ----------        ---------      --------       --------
Net increase (decrease) in net asset value ..................        (2.92)            1.50          1.91          (0.20)
                                                                ----------        ---------      --------       --------
Net Asset Value, End of Period ..............................   $    12.65        $   15.57      $  14.07       $  12.16
                                                                ==========        =========      ========       ========
TOTAL RETURN ................................................        (9.60)%(c)       16.98%        19.64%         (1.62)%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....................   $  261,292        $ 289,024      $247,667       $192,662
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by
        Adviser .............................................         0.92%(d)(e)      0.91%         0.91%          0.91%(d)
      After reimbursement and/or waiver of expenses by
        Adviser .............................................         0.73%(d)(e)      0.69%         0.69%          0.69%(d)
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of expenses by
        Adviser .............................................         1.38%(d)         1.31%         1.62%          0.40%(d)
      After reimbursement and/or waiver of expenses by
        Adviser .............................................         1.57%(d)         1.53%         1.84%          0.62%(d)
   Portfolio Turnover .......................................        38.83%(c)        28.05%        26.86%         21.84%

----------
(a)  Value Fund, Class I, commenced investment operations on September 20, 2005.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expense to average net assets included interest expense of less than 0.005% for the six months ended April 30, 2008, which is not included in the contractual expense limitation. The interest expenses is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

ASTON FUNDS

TAMRO ALL CAP FUND - CLASS N
                                                                  APRIL 30, 2008
FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                      ENDED           YEAR          YEAR         YEAR        YEAR      YEAR
                                                     04/30/08         ENDED         ENDED        ENDED       ENDED     ENDED
                                                   (UNAUDITED)      10/31/07       10/31/06    10/31/05    10/31/04   10/31/03
                                                   -----------      --------       --------    --------    --------   --------
Net Asset Value, Beginning of Period ............  $    14.41       $  13.91       $  12.40    $  11.35    $  10.27   $   8.47
                                                   ----------       --------       --------    --------    --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .....................        0.02           0.03           0.09        0.08        0.07       0.09
      Net realized and unrealized gain (loss) on
        investments .............................       (1.64)          2.13           1.53        1.05        1.08       1.81
                                                   ----------       --------       --------    --------    --------   --------
        Total from investment operations ........       (1.62)          2.16           1.62        1.13        1.15       1.90
                                                   ----------       --------       --------    --------    --------   --------

   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
        investment income .......................       (0.01)         (0.03)         (0.11)      (0.08)      (0.07)     (0.10)
      Distributions from net realized gain on
        investments .............................       (1.16)         (1.63)            --          --          --         --
                                                   ----------       --------       --------    --------    --------   --------
        Total distributions .....................       (1.17)         (1.66)         (0.11)      (0.08)      (0.07)     (0.10)
                                                   ----------       --------       --------    --------    --------   --------
Net increase (decrease) in net asset value ......       (2.79)          0.50           1.51        1.05        1.08       1.80
                                                   ----------       --------       --------    --------    --------   --------
Net Asset Value, End of Period ..................  $    11.62       $  14.41        $ 13.91    $  12.40    $  11.35   $  10.27
                                                   ==========       ========       ========    ========    ========   ========
TOTAL RETURN ....................................      (11.87)%(a)     16.98%         13.10%       9.98%      11.17%     22.68%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .........  $   12,614       $ 15,359        $15,864    $ 21,590    $ 17,574   $  8,887
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser .....................        1.74%(b)       1.74%(c)       1.54%(c)    1.54%       1.76%      1.92%
      After reimbursement and/or waiver of
        expenses by Adviser .....................        1.20%(b)       1.20%(c)       1.22%(c)    1.20%       1.20%      1.20%
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser .....................       (0.18)%(b)     (0.30)%         0.36%       0.35%       0.00%      0.35%
      After reimbursement and/or waiver of
        expenses by Adviser .....................        0.36%(b)       0.24%          0.68%       0.69%       0.56%      1.07%
   Portfolio Turnover ...........................       38.31%(a)      37.87%         43.88%      36.84%      38.34%    102.51%(d)

----------
(a)  Not Annualized.

(b)  Annualized.

(c) Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2007 and 0.02% for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(d) Portfolio turnover rate excludes securities delivered from processing a redemption in kind.

See accompanying Notes to Financial Statements.

ASTON FUNDS

RIVER ROAD DYNAMIC EQUITY INCOME FUND - CLASS N
                                                                  APRIL 30, 2008
FINANCIAL HIGHLIGHTS

                                                                  SIX MONTHS
                                                                     ENDED              YEAR         YEAR         PERIOD
                                                                   04/30/08             ENDED        ENDED        ENDED
                                                                 (UNAUDITED)          10/31/07     10/31/06     10/31/05(a)
                                                                 -----------          --------     --------     -----------

Net Asset Value, Beginning of Period .........................   $     12.58          $  11.81     $   9.91     $     10.00
                                                                 -----------          --------     --------     -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ..................................          0.20              0.46(b)      0.42            0.13
      Short-term capital gains distributions received ........            --                --           --(c)           --
      Net realized and unrealized gain (loss) on
        investments ..........................................         (0.83)             0.81         1.89           (0.10)
                                                                 -----------          --------     --------     -----------
        Total from investment operations .....................         (0.63)             1.27         2.31            0.03
                                                                 -----------          --------     --------     -----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment
        income ...............................................         (0.17)            (0.37)       (0.41)          (0.12)
      Distributions from net realized gain on investments ....         (0.66)            (0.13)          --              --
                                                                 -----------          --------     --------     -----------
        Total distributions ..................................         (0.83)            (0.50)       (0.41)          (0.12)
                                                                 -----------          --------     --------     -----------
Net increase (decrease) in net asset value ...................         (1.46)             0.77         1.90           (0.09)
                                                                 -----------          --------     --------     -----------
Net Asset Value, End of Period ...............................   $     11.12          $  12.58     $  11.81     $      9.91
                                                                 ===========          ========     ========     ===========
TOTAL RETURN .................................................         (4.92)%(d)        10.89%       23.71%           0.30%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ......................   $    41,277          $ 32,313     $ 15,899     $     5,326
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by
        Adviser ..............................................          1.47%(e)(f)       1.53%        2.48%           2.71%(e)
      After reimbursement and/or waiver of expenses by
        Adviser ..............................................          1.30%(e)(f)       1.30%        1.30%           1.30%(e)
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of expenses by
        Adviser ..............................................          3.34%(e)          3.48%        2.77%           2.65%(e)
      After reimbursement and/or waiver of expenses by
        Adviser ..............................................          3.51%(e)          3.71%        3.95%           4.06%(e)
   Portfolio Turnover ........................................         27.15%(d)        114.56%       45.50%          14.37%(d)

----------
(a) River Road Dynamic Equity Income Fund, Class N, commenced investment operations on June 28, 2005.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Represents less than $0.005 per share.

(d)  Not Annualized.

(e)  Annualized.

(f) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

ASTON FUNDS

RIVER ROAD DYNAMIC EQUITY INCOME FUND - CLASS I
                                                                  APRIL 30, 2008
FINANCIAL HIGHLIGHTS


                                                                                  SIX MONTHS
                                                                                     ENDED             PERIOD
                                                                                   04/30/08             ENDED
                                                                                  (UNAUDITED)        10/31/07(a)
                                                                                  -----------        -----------
Net Asset Value, Beginning of Period ..........................................   $   12.57          $    12.94
                                                                                  ---------          ----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...................................................        0.19                0.16(b)
      Net realized and unrealized loss on investments .........................       (0.80)              (0.37)
                                                                                  ---------          ----------
        Total from investment operations ......................................       (0.61)              (0.21)
                                                                                  ---------          ----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment
        income ................................................................       (0.19)              (0.16)
      Distributions from net realized gain on investments .....................       (0.66)                 --
                                                                                  ---------          ----------
        Total Distributions ...................................................       (0.85)              (0.16)
                                                                                  ---------          ----------
Net decrease in net asset value ...............................................       (1.46)              (0.37)
                                                                                  ---------          ----------
Net Asset Value, End of Period ................................................   $   11.11          $    12.57
                                                                                  =========          ==========
TOTAL RETURN ..................................................................       (4.81)%(c)          (1.58)%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .......................................   $     187          $      197
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...............        1.22%(d)(e)         1.42%(d)
      After reimbursement and/or waiver of expenses by Adviser ................        1.05%(d)(e)         0.96%(d)
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...............        3.59%(d)            2.86%(d)
      After reimbursement and/or waiver of expenses by Adviser ................        3.76%(d)            3.33%(d)
   Portfolio Turnover .........................................................       27.15%(c)          114.56%

----------
(a) River Road Dynamic Equity Income Fund, Class I, commenced investment operations on June 28, 2007.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

ASTON FUNDS

OPTIMUM MID CAP FUND - CLASS N
                                                                  APRIL 30, 2008
FINANCIAL HIGHLIGHTS


                                                    SIX MONTHS
                                                      ENDED              YEAR         YEAR       YEAR        YEAR         YEAR
                                                     04/30/08           ENDED         ENDED      ENDED       ENDED        ENDED
                                                   (UNAUDITED)         10/31/07     10/31/06   10/31/05    10/31/04     10/31/03
                                                   -----------         --------     --------   --------    --------     --------
Net Asset Value, Beginning of Period ............  $     32.32         $  27.16     $  23.21   $  22.93    $  20.18     $  14.24
                                                   -----------         --------     --------   --------    --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..............         0.03            (0.02)       (0.02)     (0.02)      (0.08)(a)    (0.07)
      Net realized and unrealized gain (loss) on
        investments .............................        (2.44)            7.01         4.88       1.04        2.90         6.01
                                                   -----------         --------     --------   --------    --------     --------
        Total from investment operations ........        (2.41)            6.99         4.86       1.02        2.82         5.94
                                                   -----------         --------     --------   --------    --------     --------
   LESS DISTRIBUTIONS:
      Distributions from net realized gain on
        investments .............................        (2.19)           (1.83)       (0.91)     (0.74)      (0.07)          --
                                                   -----------         --------     --------   --------    --------     --------
        Total distributions .....................        (2.19)           (1.83)       (0.91)     (0.74)      (0.07)          --
                                                   -----------         --------     --------   --------    --------     --------
Net increase (decrease) in net asset value ......        (4.60)            5.16         3.95       0.28        2.75         5.94
                                                   -----------         --------     --------   --------    --------     --------
Net Asset Value, End of Period ..................  $     27.72         $  32.32     $  27.16   $  23.21    $  22.93     $  20.18
                                                   ===========         ========     ========   ========    ========     ========
TOTAL RETURN ....................................        (7.57)%(b)       27.08%       21.39%      4.43%      14.08%       41.64%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .........  $   815,229         $823,036     $577,891   $548,595    $385,325     $191,220
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser .....................         1.15%(c)(d)      1.15%(d)     1.16%      1.23%       1.29%(e)     1.36%
      After reimbursement and/or waiver of
        expenses by Adviser .....................         1.15%(c)(d)      1.15%(d)     1.16%      1.23%       1.29%(e)     1.34%(f)
   Ratios of net investment income (loss)
   to average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser .....................         0.20%(c)        (0.09)%      (0.09)%    (0.08)%     (0.38)%      (0.57)%
      After reimbursement and/or waiver of
        expenses by Adviser .....................         0.20%(c)        (0.09)%      (0.09)%    (0.08)%     (0.38)%      (0.55)%
   Portfolio Turnover ...........................         8.85%(b)        26.15%       30.65%     27.42%      26.64%       59.35%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Not Annualized.

(c)  Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2008 and the year ended October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(e) The Adviser's Fee, which affects the expense ratios, changed on December 22, 2003 from a flat fee of 0.80% of average net assets to a scaled fee arrangement of 0.80% of the first $100 million, 0.75% of the next $300 million and 0.70% over $400 million of the average daily net assets.

(f) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.30% to 1.40% on March 1, 2003.

See accompanying Notes to Financial Statements.

Aston Funds

OPTIMUM MID CAP FUND - CLASS I                                   APRIL 30, 2008

FINANCIAL HIGHLIGHTS


                                                SIX MONTHS
                                                   ENDED              YEAR            YEAR         YEAR          PERIOD
                                                 04/30/08             ENDED           ENDED        ENDED         ENDED
                                                (UNAUDITED)          10/31/07       10/31/06     10/31/05     10/31/04(a)
                                                -----------        -----------     ----------   ----------   -------------
Net Asset Value, Beginning of Period .........  $     32.64        $     27.34     $    23.30   $    22.96   $       23.61
                                                -----------        -----------     ----------   ----------   -------------
    INCOME FROM INVESTMENT OPERATIONS:
        Net investment income (loss) .........         0.06               0.05           0.05         0.04              --(b)(c)
        Net realized and unrealized gain
         (loss) on investments................        (2.46)              7.08           4.90         1.04           (0.65)
                                                -----------        -----------     ----------   ----------   -------------
           Total from investment operations...        (2.40)              7.13           4.95         1.08           (0.65)
                                                -----------        -----------     ----------   ----------   -------------
    LESS DISTRIBUTIONS:
        Distributions from net realized
         gain on investment...................        (2.19)             (1.83)         (0.91)       (0.74)             --
                                                -----------        -----------     ----------   ----------   -------------
           Total distributions................        (2.19)             (1.83)         (0.91)       (0.74)             --
                                                -----------        -----------     ----------   ----------   -------------
Net increase (decrease) in net asset value....        (4.59)              5.30           4.04         0.34           (0.65)
                                                -----------        -----------     ----------   ----------   -------------
Net Asset Value, End of Period................  $     28.05        $     32.64     $    27.34   $    23.30   $       22.96
                                                ===========        ===========     ==========   ==========   =============
TOTAL RETURN..................................        (7.50)%(d)         27.43%         21.76%        4.69%          (2.80)%(d)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (in 000's)......  $   132,177        $   126,691     $   81,670   $   73,293   $      26,202
    Ratios of expenses to average net assets:
        Before reimbursement and/or waiver of
         expenses by Adviser..................         0.90%(e)(f)        0.87%(f)       0.89%        0.94%           0.98%(e)
        After reimbursement and/or waiver
         of expenses by Adviser...............         0.90%(e)(f)        0.87%(f)       0.89%        0.94%           0.98%(e)
    Ratios of net investment income
      (loss) to average net assets:
        Before reimbursement and/or waiver
         of expenses by Adviser...............         0.45%(e)           0.19%          0.18%        0.21%          (0.04)%(e)
        After reimbursement and/or waiver
         of expenses by Adviser ..............         0.45%(e)           0.19%          0.18%        0.21%          (0.04)%(e)
    Portfolio Turnover........................         8.85%(d)          26.15%         30.65%       27.42%          26.64%

----------
(a) Optimum Mid Cap Fund, Class I, commenced investment operations on July 6, 2004.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Represents less than $(0.005) per share.

(d)   Not Annualized.

(e)   Annualized.

(f) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2008 and the year ended October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

Aston Funds

MONTAG & CALDWELL MID CAP GROWTH FUND - CLASS N            APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                                     PERIOD ENDED
                                                      04/30/08(a)
                                                      (UNAUDITED)
                                                     -------------
Net Asset Value, Beginning of Period ............    $      10.00
                                                     ------------
    INCOME FROM INVESTMENT OPERATIONS:
        Net investment loss......................           (0.03)
        Net realized and unrealized
         loss on investments.....................           (0.60)
                                                     ------------
           Total from investment operations......           (0.63)
                                                     ------------
Net decrease in net asset value..................           (0.63)
                                                     ------------
Net Asset Value, End of Period...................    $       9.37
                                                     ============
TOTAL RETURN.....................................           (6.30)%(b)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (in 000's).........    $      2,246
    Ratios of expenses to average net assets:
        Before reimbursement and/or waiver
         of expenses by Adviser..................            6.76%(c)
        After reimbursement and/or waiver
         of expenses by Adviser..................            1.40%(c)
    Ratios of net investment loss to average net
     assets:
        Before reimbursement and/or waiver
         of expenses by Adviser..................           (6.02)%(c)
        After reimbursement and/or waiver
         of expenses by Adviser .................           (0.66)%(c)
    Portfolio Turnover...........................           32.95%(b)

----------
(a) Montag & Caldwell Mid Cap Growth Fund, Class N, commenced investment operations on November 2, 2007.

(b)   Not Annualized.

(c)   Annualized.

See accompanying Notes to Financial Statements.

Aston Funds

CLARIVEST MID CAP GROWTH FUND - CLASS N                    APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                                               PERIOD ENDED
                                                                04/30/08(a)
                                                               (UNAUDITED)
                                                              -------------
Net Asset Value, Beginning of Period ......................   $      10.00
                                                              ------------
    INCOME FROM INVESTMENT OPERATIONS:
        Net investment loss................................          (0.02)
        Net realized and unrealized loss on investments....          (0.95)
                                                              ------------
           Total from investment operations................          (0.97)
                                                              ------------
Net decrease in net asset value............................          (0.97)
                                                              ------------
Net Asset Value, End of Period.............................   $       9.03
                                                              ============
TOTAL RETURN...............................................          (9.70)%(b)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (in 000's)...................   $        475
    Ratios of expenses to average net assets:
        Before reimbursement and/or waiver
         of expenses by Adviser............................          25.18%(c)
        After reimbursement and/or waiver
         of expenses by Adviser............................           1.40%(c)
    Ratios of net investment loss to
      average net assets:
        Before reimbursement and/or waiver
         of expenses by Adviser............................         (24.13)%(c)
        After reimbursement and/or waiver
         of expenses by Adviser ...........................          (0.35)%(c)
    Portfolio Turnover.....................................          69.09%(b)

----------
(a) ClariVest Mid Cap Growth Fund, Class N, commenced investment operations on November 2, 2007.

(b)   Not Annualized.

(c)   Annualized.

See accompanying Notes to Financial Statements.

Aston Funds

CARDINAL MID CAP VALUE FUND - CLASS N                       APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                                             PERIOD ENDED
                                                              04/30/08(a)
                                                             (UNAUDITED)
                                                             ------------
Net Asset Value, Beginning of Period......................   $      10.00
                                                             ------------
    INCOME FROM INVESTMENT OPERATIONS:
        Net investment income.............................           0.01
        Net realized and unrealized loss on investments...          (1.05)
                                                             ------------
           Total from investment operations...............          (1.04)
                                                             ------------
Net decrease in net asset value...........................          (1.04)
                                                             ------------
Net Asset Value, End of Period............................   $       8.96
                                                             ============
TOTAL RETURN..............................................         (10.40)%(b)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (in 000's)..................   $      1,121
    Ratios of expenses to average net assets:
        Before reimbursement and/or waiver
         of expenses by Adviser...........................          12.06%(c)
        After reimbursement and/or waiver
         of expenses by Adviser...........................           1.40%(c)
    Ratios of net investment income (loss)
     to average net assets:
        Before reimbursement and/or waiver
         of expenses by Adviser...........................         (10.51)%(c)
        After reimbursement and/or waiver
         of expenses by Adviser...........................           0.15%(c)
    Portfolio Turnover....................................          21.63%(b)

----------
(a) Cardinal Mid Cap Value Fund, Class N, commenced investment operations on November 2, 2007.

(b)   Not Annualized.

(c)   Annualized.

See accompanying Notes to Financial Statements.

Aston Funds

RIVER ROAD SMALL-MID CAP FUND - CLASS N                           APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                                                     SIX MONTHS
                                                                        ENDED            PERIOD
                                                                      04/30/08            ENDED
                                                                     (UNAUDITED)       10/31/07(a)
                                                                    ------------       -----------
Net Asset Value, Beginning of Period ...........................    $      10.13       $     10.00
                                                                    ------------       -----------
 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income .......................................              --(b)(c)        0.01
   Net realized and unrealized gain (loss) on investments ......           (0.80)             0.12
                                                                    ------------       -----------
     Total from investment operations ..........................           (0.80)             0.13
                                                                    ------------       -----------
Net increase (decrease) in net asset value .....................           (0.80)             0.13
                                                                    ------------       -----------
Net Asset Value, End of Period .................................    $       9.33       $     10.13
                                                                    ============       ===========
TOTAL RETURN ...................................................           (7.90)%(d)         1.30%(d)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's) ..........................    $      6,018       $    10,292
 Ratios of expenses to average net assets:
   Before reimbursement and/or waiver of expenses by Adviser ...            1.61%(e)          3.18%(e)
   After reimbursement and/or waiver of expenses by Adviser ....            1.50%(e)          1.50%(e)
 Ratios of net investment income (loss) to average net assets:
   Before reimbursement and/or waiver of expenses by Adviser ...          (0.01)%(e)         (1.43)%(e)
   After reimbursement and/or waiver of expenses by Adviser ....            0.10%(e)          0.25%(e)
 Portfolio Turnover ............................................           22.91%(d)         41.51%(d)

----------
(a) River Road Small-Mid Cap Fund, Class N, commenced investment operations on March 29, 2007.

(b)   Represents less than $0.005 per share.

(c) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(d)   Not Annualized.

(e)   Annualized.

See Accompanying Notes to Financial Statements.

Aston Funds

RIVER ROAD SMALL-MID CAP FUND - CLASS I                           APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                                                     SIX MONTHS
                                                                        ENDED            PERIOD
                                                                      04/30/08            ENDED
                                                                     (UNAUDITED)       10/31/07(a)
                                                                    ------------       -----------
Net Asset Value, Beginning of Period ............................   $      10.13       $     10.51
                                                                    ------------       -----------
 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ........................................           0.02(b)           0.01
   Net realized and unrealized loss on investments ..............          (0.81)            (0.39)
                                                                    ------------       -----------
     Total from investment operations ...........................          (0.79)            (0.38)
                                                                    ------------       -----------
Net decrease in net asset value .................................          (0.79)            (0.38)
                                                                    ------------       -----------
Net Asset Value, End of Period ..................................   $       9.34       $     10.13
                                                                    ============       ===========
TOTAL RETURN ....................................................          (7.77)%(c)        (3.52)%(c)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's) ...........................   $     85,433       $     7,482
 Ratios of expenses to average net assets:
   Before reimbursement and/or waiver of expenses by Adviser ....           1.36%(d)          2.57%(d)
   After reimbursement and/or waiver of expenses by Adviser .....           1.25%(d)          1.24%(d)
 Ratios of net investment income (loss) to average net assets:
   Before reimbursement and/or waiver of expenses by Adviser ....           0.24%(d)         (0.91)%(d)
   After reimbursement and/or waiver of expenses by Adviser .....           0.35%(d)          0.42%(d)
 Portfolio Turnover..............................................          22.91%(c)         41.51%(c)

----------
(a) River Road Small-Mid Cap Fund, Class I, commenced investment operations on June 28, 2007.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

(d)   Annualized.

See Accompanying Notes to Financial Statements.

Aston Funds

VEREDUS AGGRESSIVE GROWTH FUND - CLASS N                          APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS
                                                      ENDED             YEAR         YEAR         YEAR      YEAR        YEAR
                                                     04/30/08           ENDED        ENDED        ENDED     ENDED       ENDED
                                                   (UNAUDITED)        10/31/07     10/31/06     10/31/05   10/31/04   10/31/03
                                                   -----------        --------     --------     --------   --------   --------
Net Asset Value, Beginning of Period.............  $     22.42        $  18.44     $  18.35     $  16.26   $  15.24   $  11.44
                                                   -----------        --------     --------     --------   --------   --------
 INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss...........................        (0.09)(a)       (0.24)(a)    (0.22)(a)    (0.20)     (0.18)     (0.10)
   Net realized and unrealized gain (loss)on
     investments.................................        (4.14)           5.45         0.31         2.29       1.20       3.90
                                                   -----------        --------     --------     --------   --------   --------
     Total from investment operations............        (4.23)           5.21         0.09         2.09       1.02       3.80
                                                   -----------        --------     --------     --------   --------   --------


 LESS DISTRIBUTIONS:
   Distributions from net realized gain on
     investments.................................        (5.56)          (1.23)          --           --         --         --
                                                   -----------        --------     --------     --------   --------   --------
     Total distributions.........................        (5.56)          (1.23)          --           --         --         --
                                                   -----------        --------     --------     --------   --------   --------
Net increase (decrease) in net asset value.......        (9.79)           3.98         0.09         2.09       1.02       3.80
                                                   -----------        --------     --------     --------   --------   --------
Net Asset Value, End of Period...................  $     12.63        $  22.42     $  18.44     $  18.35   $  16.26   $  15.24
                                                   ===========        ========     ========     ========   ========   ========
TOTAL RETURN.....................................       (21.43)%(b)      30.01%        0.49%       12.85%      6.69%     33.10%

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's) ...........  $    79,253        $114,803     $367,113     $549,452   $524,737   $444,207
 Ratios of expenses to average net assets:
   Before reimbursement and/or waiver of
     expenses by  Adviser........................         1.53%(c)(d)     1.48%(d)     1.41%(d)     1.42%      1.43%      1.50%
   After reimbursement and/or waiver of
     expenses by Adviser.........................         1.49%(c)(d)     1.48%(d)     1.41%(d)     1.42%      1.43%      1.46%(e)
 Ratios of net investment loss to average
   net assets:
   Before reimbursement and/or waiver of
     expenses  by Adviser........................        (1.27)%(c)      (1.27)%      (1.15)%      (1.06)%    (1.18)%    (0.97)%
   After reimbursement and/or waiver of
     expenses  by Adviser........................        (1.23)%(c)      (1.27)%      (1.15)%      (1.06)%    (1.18)%    (0.93)%
 Portfolio Turnover..............................        60.80%(b)      126.54%      133.21%      140.04%    118.89%    159.64%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Not Annualized.

(c)   Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2008 and 0.02% for the year ended October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(e) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.40% to 1.49% on March 1, 2003.

See Accompanying Notes to Financial Statements.

Aston Funds

VEREDUS AGGRESSIVE GROWTH FUND - CLASS I                          APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED            YEAR          YEAR           YEAR         YEAR         YEAR
                                                 04/30/08          ENDED         ENDED          ENDED        ENDED        ENDED
                                               (UNAUDITED)       10/31/07       10/31/06       10/31/05    10/31/04     10/31/03
                                               -----------       ---------     ---------      ---------    ---------    --------
Net Asset Value, Beginning of Period ........  $   22.83         $   18.71     $   18.57      $   16.40    $   15.33    $  11.48
                                               ---------         ---------     ---------      ---------    ---------    --------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss ....................      (0.07)(a)         (0.19)(a)     (0.17)(a)      (0.12)       (0.15)      (0.08)
     Net realized and unrealized gain
      (loss) on investments .................      (4.23)             5.54          0.31           2.29         1.22        3.93
                                               ---------         ---------     ---------      ---------    ---------    --------
        Total from investment operations ....      (4.30)             5.35          0.14           2.17         1.07        3.85
                                               ---------         ---------     ---------      ---------    ---------    --------
  LESS DISTRIBUTIONS:
     Distributions from net realized
      gain on investments ...................      (5.56)            (1.23)           --             --           --          --
                                               ---------         ---------     ---------      ---------    ---------    --------
        Total distributions .................      (5.56)            (1.23)           --             --           --          --
                                               ---------         ---------     ---------      ---------    ---------    --------
Net increase (decrease) in net
 asset value .. .............................      (9.86)             4.12          0.14           2.17         1.07        3.85
                                               ---------         ---------     ---------      ---------    ---------    --------
Net Asset Value, End of Period ..............  $   12.97         $   22.83     $   18.71      $   18.57    $   16.40    $  15.33
                                               ---------         ---------     ---------      ---------    ---------    --------
TOTAL RETURN ................................     (21.32)%(b)        30.34%         0.75%         13.23%        6.98%      33.54%
                                               =========         =========     =========      =========    =========    ========
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ......  $  49,333         $ 115,942     $ 150,697      $ 156,286    $ 114,607    $ 77,660
  Ratios of expenses to average net assets:
     Before reimbursement and/or waiver
      of expenses by Adviser ................       1.28%(c)(d)       1.19%(d)      1.13%(d)       1.14%        1.15%       1.20%
     After reimbursement and/or waiver
      of expenses by Adviser ................       1.24%(c)(d)       1.19%(d)      1.13%(d)       1.14%        1.15%       1.16%(e)
  Ratios of net investment loss to
   average net assets:
     Before reimbursement and/or waiver
      of expenses by Adviser ................      (1.02)%(c)        (0.98)%       (0.87)%        (0.78)%      (0.90)%     (0.67)%
     After reimbursement and/or waiver
      of expenses by Adviser ................      (0.98)%(c)        (0.98)%       (0.87)%        (0.78)%      (0.90)%     (0.63)%
  Portfolio Turnover ........................      60.80%(b)        126.54%       133.21%        140.04%      118.89%     159.64%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Not Annualized.

(c)   Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2008 and 0.02% for the year ended October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(e) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.15% to 1.24% on March 1, 2003.

See accompanying Notes to Financial Statements.

Aston Funds

TAMRO SMALL CAP FUND - CLASS N                                    APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                   ENDED           YEAR           YEAR           YEAR           YEAR       YEAR
                                                 04/30/08          ENDED          ENDED          ENDED          ENDED      ENDED
                                                (UNAUDITED)       10/31/07      10/31/06       10/31/05       10/31/04    10/31/03
                                                -----------      ---------      ---------      ---------      ---------   --------
Net Asset Value, Beginning of Period .......    $    20.99       $   19.73      $   15.63      $   15.25      $   15.75   $  10.49
                                                ----------       ---------      ---------      ---------      ---------   --------

  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) ..........          0.02           (0.08)(a)      (0.07)(a)      (0.07)(a)      (0.09)     (0.01)
     Net realized and unrealized gain
      (loss) on investments ................         (3.15)           2.48           4.17           1.45           1.62       5.27
                                                ----------       ---------      ---------      ---------      ---------   --------
        Total from investment operations ...         (3.13)           2.40           4.10           1.38           1.53       5.26
                                                ----------       ---------      ---------      ---------      ---------   --------
  LESS DISTRIBUTIONS:
     Distributions from net realized gain
      on investments .......................         (0.97)          (1.14)            --          (1.00)         (2.03)        --
                                                ----------       ---------      ---------      ---------      ---------   --------
        Total distributions ................         (0.97)          (1.14)            --          (1.00)         (2.03)        --
                                                ----------       ---------      ---------      ---------      ---------   --------
Net increase (decrease) in net
  asset value . ............................         (4.10)           1.26           4.10           0.38          (0.50)      5.26
                                                ----------       ---------      ---------      ---------      ---------   --------
Net Asset Value, End of Period .............    $    16.89       $   20.99      $   19.73      $   15.63      $   15.25   $  15.75
                                                ==========       =========      =========      =========      =========   ========
TOTAL RETURN                                        (15.28)%(b)      12.56%         26.23%          9.16%         10.17%     50.14%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) .....    $  203,067       $ 235,242      $ 182,462      $ 148,950      $ 112,809   $ 60,932
  Ratios of expenses to average net assets:
     Before reimbursement and/or waiver of
      expenses by Adviser ..................          1.33%(c)        1.33%(d)       1.42%          1.41%          1.42%      1.44%
     After reimbursement and/or waiver of
      expenses by Adviser ..................          1.30%(c)        1.30%(d)       1.30%          1.30%          1.30%      1.30%
  Ratios of net investment income (loss)
   to average net assets:
     Before reimbursement and/or waiver of
      expenses by Adviser ..................          0.22%(c)       (0.42)%        (0.51)%        (0.58)%        (0.89)%    (0.21)%
     After reimbursement and/or waiver of
      expenses by Adviser ..................          0.25%(c)       (0.39)%        (0.39)%        (0.47)%        (0.77)%    (0.07)%
  Portfolio Turnover .......................         30.43%(b)       58.88%         58.28%         56.28%        102.56%    115.42%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Not Annualized.

(c)   Annualized.

(d) Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

Aston Funds

TAMRO SMALL CAP FUND - CLASS I                                    APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                                                     SIX MONTHS
                                                                        ENDED          YEAR            YEAR         PERIOD
                                                                      04/30/08         ENDED           ENDED         ENDED
                                                                     (UNAUDITED)      10/31/07       10/31/06      10/31/05(a)
                                                                     -----------      ---------      --------      -----------
Net Asset Value, Beginning of Period ..............................   $   21.16       $   19.83      $  15.67      $  15.32
                                                                      ---------       ---------      --------      --------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) .................................        0.03           (0.02)(b)     (0.02)(b)     (0.04)(b)
     Net realized and unrealized gain (loss) on investments .......       (3.16)           2.49          4.18          0.39
                                                                      ---------       ---------      --------      --------
        Total from investment operations ..........................       (3.13)           2.47          4.16          0.35
                                                                      ---------       ---------      --------      --------
  LESS DISTRIBUTIONS:
     Distributions from net realized gain on investments ..........       (0.97)          (1.14)           --            --
                                                                      ---------       ---------      --------      --------
Net increase (decrease) in net asset value ........................       (4.10)           1.33          4.16          0.35
                                                                      ---------       ---------      --------      --------
Net Asset Value, End of Period ....................................   $   17.06       $   21.16      $  19.83      $  15.67
                                                                      =========       =========      ========      ========
TOTAL RETURN ......................................................      (15.16)%(c)      12.86%        26.55%         2.28%(c)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ............................   $ 143,801       $ 137,059      $ 63,982      $ 11,432
  Ratios of expenses to average net assets:
     Before reimbursement and/or waiver of expenses by Adviser ....        1.08%(d)        1.05%(e)      1.11%         1.16%(d)
     After reimbursement and/or waiver of expenses by Adviser .....        1.05%(d)        1.02%(e)      0.99%         1.05%(d)
  Ratios of net investment income (loss) to average net assets:
     Before reimbursement and/or waiver of expenses by Adviser ....        0.47%(d)       (0.14)%       (0.20)%       (0.39)%(d)
     After reimbursement and/or waiver of expenses by Adviser .....        0.50%(d)       (0.11)%       (0.08)%       (0.28)%(d)
  Portfolio Turnover ..............................................       30.43%(c)       58.88%        58.28%        56.28%

----------
(a) TAMRO Small Cap Fund, Class I, commenced investment operations on January 4, 2005.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

(d)   Annualized.

(e) Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

Aston Funds

RIVER ROAD SMALL CAP VALUE FUND - CLASS N                         APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                                               SIX MONTHS
                                                                 ENDED                YEAR            YEAR          PERIOD
                                                                04/30/08              ENDED           ENDED          ENDED
                                                               (UNAUDITED)           10/31/07        10/31/06     10/31/05(a)
                                                               -----------          ----------       ---------    -----------
Net Asset Value, Beginning of Period.......................    $     14.37          $    13.46       $   10.28    $     10.00
                                                               -----------          ----------       ---------    -----------

   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income................................           0.01                0.05(b)         0.02             --(c)
      Net realized and unrealized gain (loss) on
         investments.......................................          (1.56)               1.04            3.16           0.28
                                                               -----------          ----------       ---------    -----------
        Total from investment operations...................          (1.55)               1.09            3.18           0.28
                                                               -----------          ----------       ---------    -----------

   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment
         income............................................             --(c)            (0.05)             --             --
      Distributions from net realized gain on
         investments.......................................          (0.54)              (0.13)             --             --
                                                               -----------          ----------       ---------    -----------
        Total Distributions................................          (0.54)              (0.18)             --             --
                                                               -----------          ----------       ---------    -----------
Net increase (decrease) in net asset value.................          (2.09)               0.91            3.18           0.28
                                                               -----------          ----------       ---------    -----------
Net Asset Value, End of Period.............................    $     12.28          $    14.37       $   13.46    $     10.28
                                                               ===========          ==========       =========    ===========
TOTAL RETURN...............................................         (10.89)%(d)           8.12%          30.93%          2.80%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)....................    $   181,303          $  237,695       $ 167,438    $     6,299
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by
        Adviser............................................           1.47%(e)(f)         1.44%(f)        1.78%          2.86%(e)
      After reimbursement and/or waiver of expenses by
        Adviser............................................           1.47%(e)(f)         1.44%(f)        1.43%          1.50%(e)
   Ratios of net investment income (loss) to average net
        assets:
      Before reimbursement and/or waiver of expenses by
        Adviser............................................           0.12%(e)            0.38%           0.25%         (1.41)%(e)
      After reimbursement and/or waiver of expenses by
        Adviser............................................           0.12%(e)            0.38%           0.60%         (0.05)%(e)
   Portfolio Turnover......................................          34.80%(d)           74.18%          51.63%         20.82%(d)(g)

----------
(a) River Road Small Cap Value Fund Class N commenced investment operations on June 28, 2005.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Represents less than $(0.005) per share.

(d)   Not Annualized.

(e)   Annualized.

(f) Ratios of expenses to average net assets include interest expenses of less than 0.005% for the six months ended April 30, 2008 and the year ended October 31, 2007, which is not included in the contractual expense limitations. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(g) Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

Aston Funds

RIVER ROAD SMALL CAP VALUE FUND - CLASS I                         APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                                                  SIX MONTHS
                                                                    ENDED                 PERIOD
                                                                    04/30/08              ENDED
                                                                  (UNAUDITED)          10/31/07(a)
                                                                  -----------          ------------
Net Asset Value, Beginning of Period...........................   $     14.37          $      14.04
                                                                  -----------          ------------

   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income....................................          0.03                  0.09(b)
      Net realized and unrealized gain (loss) on
        investments............................................         (1.56)                 0.46
                                                                  -----------          ------------
        Total from investment operations.......................         (1.53)                 0.55
                                                                  -----------          ------------

   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment
         income................................................         (0.01)                (0.09)
      Distributions from net realized gain on investments......         (0.54)                (0.13)
                                                                  -----------          ------------
        Total Distributions....................................         (0.55)                (0.22)
                                                                  -----------          ------------
Net increase (decrease) in net asset value.....................         (2.08)                 0.33
                                                                  -----------          ------------
Net Asset Value, End of Period.................................   $     12.29          $      14.37
                                                                  ===========          ============

TOTAL RETURN...................................................        (10.78)%(c)             3.91%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)........................   $   102,445          $     64,525
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser...............................................          1.22%(d)(e)           1.16%(d)(e)
      After reimbursement and/or waiver of expenses by
         Adviser...............................................          1.22%(d)(e)           1.16%(d)(e)
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser...............................................          0.37%(d)              0.31%(d)
      After reimbursement and/or waiver of expenses by
         Adviser...............................................          0.37%(d)              0.31%(d)
   Portfolio Turnover..........................................         34.80%(c)              74.18%

----------
(a) River Road Small Cap Value Fund Class I commenced investment operations on December 13, 2006.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

(d)   Annualized.

(e) Ratios of expenses to average net assets include interest expenses of less than 0.005% for the six months ended April 30, 2008 and the period ended October 31, 2007, which is not included in the contractual expense limitations. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

Aston Funds

NEPTUNE INTERNATIONAL FUND - CLASS I                              APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                                                   SIX MONTHS
                                                                     ENDED                PERIOD
                                                                   04/30/08               ENDED
                                                                   (UNAUDITED)           10/31/07(a)
                                                                   -----------          ------------
Net Asset Value, Beginning of Period............................   $     12.24          $      10.00
                                                                   -----------          ------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income.....................................          0.10(b)               0.03
      Net realized and unrealized gain (loss) on investments....         (1.01)                 2.21
                                                                   -----------          ------------
        Total from investment operations........................         (0.91)                 2.24
                                                                   -----------          ------------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment
          income................................................         (0.14)                   --
                                                                   -----------          ------------
        Total Distributions.....................................         (0.14)                   --
                                                                   -----------          ------------
Net increase (decrease) in net asset value......................         (1.05)                 2.24
                                                                   -----------          ------------
Net Asset Value, End of Period..................................   $     11.19          $      12.24
                                                                   ===========          ============
TOTAL RETURN....................................................         (7.33)%(c)            22.30%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's).........................   $    14,817          $      2,370
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser................................................          3.81%(d)             11.72%(d)
      After reimbursement and/or waiver of expenses by
         Adviser................................................          1.07%(d)              1.25%(d)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser................................................         (0.94)%(d)            (9.21)%(d)
      After reimbursement and/or waiver of expenses by
         Adviser................................................          1.80%(d)              1.26%(d)
   Portfolio Turnover...........................................          4.37%(c)              5.14%(c)

----------
(a) Neptune International Fund, Class I, commenced investment operations on August 6, 2007.

(b) The selected per share data was calculated using the weighted averages shares outstanding method for the period.

(c)   Not Annualized.

(d)   Annualized.

See accompanying Notes to Financial Statements.

Aston Funds

BARINGS INTERNATIONAL FUND - CLASS I                              APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                                                               PERIOD ENDED
                                                                               04/30/08(a)
                                                                               (UNAUDITED)
                                                                               ------------
Net Asset Value, Beginning of Period.....................................      $      10.00
                                                                               ------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income..............................................              0.04
      Net realized and unrealized loss on investments....................             (1.00)
                                                                               ------------
        Total from investment operations.................................             (0.96)
                                                                               ------------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income..........                --
      Distributions from net realized gain on investments................                --
                                                                               ------------
        Total Distributions                                                              --
                                                                               ------------
Net decrease in net asset value..........................................             (0.96)
                                                                               ============
Net Asset Value, End of Period...........................................      $       9.04

TOTAL RETURN.............................................................             (9.60)%(b)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)..................................      $      7,677
   Ratios of expenses to average net assets:
        Before reimbursement and/or waiver of expenses by Adviser........              4.75%(c)
        After reimbursement and/or waiver of expenses by Adviser.........              1.22%(c)
   Ratios of net investment income (loss) to average net assets:
        Before reimbursement and/or waiver of expenses by Adviser........             (1.85)%(c)
        After reimbursement and/or waiver of expenses by Adviser.........              1.68%(c)
   Portfolio Turnover....................................................             53.40%(b)

----------
(a) Barings International Fund, Class I, commenced investment operations on November 2, 2007.

(b)   Not Annualized.

(c)   Annualized.

See accompanying Notes to Financial Statements.

Aston Funds

ABN AMRO GLOBAL REAL ESTATE FUND - CLASS N                        APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                                                                       SIX MONTHS
                                                                                         ENDED              PERIOD
                                                                                        04/30/08            ENDED
                                                                                      (UNAUDITED)         10/31/07(a)
                                                                                     --------------      ------------
Net Asset Value, Beginning of Period ...........................................     $        11.08      $      10.00
                                                                                     --------------      ------------

   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ....................................................               0.08              0.05
      Net realized and unrealized gain (loss) on investments ...................              (1.35)             1.03
                                                                                     --------------      ------------
        Total from investment operations .......................................              (1.27)             1.08
                                                                                     --------------      ------------

   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income ................              (0.15)               --
      Distributions from net realized gain on investments ......................              (0.05)               --
                                                                                     --------------      ------------
        Total Distributions ....................................................              (0.20)               --
                                                                                     --------------      ------------
Net increase (decrease) in net asset value .....................................              (1.47)             1.08
                                                                                     --------------      ------------
Net Asset Value, End of Period .................................................     $         9.61      $      11.08
                                                                                     ==============      ============

TOTAL RETURN ...................................................................             (11.46)%(b)        10.80%(b)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ........................................     $       20,171      $     21,635
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ................               2.17%(c)          2.35%(c)
      After reimbursement and/or waiver of expenses by Adviser .................               1.50%(c)          1.50%(c)
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ................               0.92%(c)          1.30%(c)
      After reimbursement and/or waiver of expenses by Adviser .................               1.59%(c)          2.15%(c)
   Portfolio Turnover ..........................................................              36.91%(b)         22.83%(b)

-----------
(a) ABN AMRO Global Real Estate Fund, Class N, commenced investment operations on August 3, 2007.

(b)   Not Annualized.

(c)   Annualized.

See accompanying Notes to Financial Statements.

Aston Funds

SGA INTERNATIONAL SMALL-MID CAP FUND - CLASS N                    APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                                                                      PERIOD ENDED
                                                                                       04/30/08(a)
                                                                                      (UNAUDITED)
                                                                                     --------------
Net Asset Value, Beginning of Period ...........................................     $        10.00
                                                                                     --------------

   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ....................................................               0.09
      Net realized and unrealized loss on investments ..........................              (1.71)
                                                                                     --------------
        Total from investment operations .......................................              (1.62)
                                                                                     --------------
Net decrease in net asset value ................................................              (1.62)
                                                                                     --------------
Net Asset Value, End of Period .................................................     $         8.38
                                                                                     ==============
TOTAL RETURN ...................................................................             (16.20)%(b)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ........................................     $        1,037
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ................              15.84%(c)
      After reimbursement and/or waiver of expenses by Adviser .................               1.80%(c)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ................             (11.78)%(c)
      After reimbursement and/or waiver of expenses by Adviser .................               2.26%(c)
   Portfolio Turnover ..........................................................              43.06%(b)

----------------
(a) SGA International Small-Mid Cap Fund, Class N, commenced investment operations on November 2, 2007.

(b)   Not Annualized.

(c)   Annualized.

See accompanying Notes to Financial Statements.

Aston Funds

SMART ALLOCATION ETF FUND - CLASS N                               APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                                                                      Period Ended
                                                                                       04/30/08(a)
                                                                                      (unaudited)
                                                                                     --------------
Net Asset Value, Beginning of Period ...........................................     $        10.00
                                                                                     --------------

   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ....................................................                 --(b)
      Net realized and unrealized loss on investments ..........................              (0.01)
                                                                                     --------------
        Total from investment operations .......................................              (0.01)
                                                                                     --------------
Net decrease in net asset value ................................................              (0.01)
                                                                                     --------------
Net Asset Value, End of Period .................................................     $         9.99
                                                                                     ==============
TOTAL RETURN ...................................................................              (0.10)%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ........................................     $        3,453
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser (e) ............               7.69%(d)
      After reimbursement and/or waiver of expenses by Adviser (e) .............               1.30%(d)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ................              (6.20)%(d)
      After reimbursement and/or waiver of expenses by Adviser .................               0.19%(d)
   Portfolio Turnover ..........................................................             263.34%(c)

-------------------
(a) Smart Allocation ETF Fund, Class N, commenced investment operations on January 10, 2008. (b) Represents less than $0.005 per share.

(c)   Not Annualized. (d) Annualized.

(e) Does not include expenses of the underlying funds in which the Fund invests.

See accompanying Notes to Financial Statements.

Aston Funds

NEW CENTURY ABSOLUTE RETURN ETF FUND - CLASS N                   APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                                                                      PERIOD ENDED
                                                                                       04/30/08(a)
                                                                                       (UNAUDITED)
                                                                                     --------------
Net Asset Value, Beginning of Period ...........................................     $        10.00
                                                                                     --------------

   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ....................................................               0.01
      Net realized and unrealized gain on investments ..........................               0.35
                                                                                     --------------
        Total from investment operations .......................................               0.36
                                                                                     --------------
Net increase in net asset value ................................................               0.36
                                                                                     --------------
Net Asset Value, End of Period .................................................     $        10.36
                                                                                     ==============
TOTAL RETURN ...................................................................               3.60%(b)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ........................................     $        2,220
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser (d) ............               9.12%(c)
      After reimbursement and/or waiver of expenses by Adviser (d) .............               1.50%(c)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ................              (6.97)%(c)
      After reimbursement and/or waiver of expenses by Adviser .................               0.65%(b)
   Portfolio Turnover ..........................................................              11.62%(b)

----------------
(a) New Century Absolute Return ETF Fund, Class N, commenced investment operations on March 4, 2008.

(b)   Not Annualized.

(c)   Annualized.

(d) Does not include expenses of the underlying funds in which the Fund invests.

See accompanying Notes to Financial Statements.

Aston Funds

MB ENHANCED EQUITY INCOME FUND - CLASS N                         APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                                                                      PERIOD ENDED
                                                                                       04/30/08(a)
                                                                                       (UNAUDITED)
                                                                                      ------------
Net Asset Value, Beginning of Period .............................................    $     10.00
                                                                                      -----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .......................................................           0.03
     Net realized and unrealized gain on investments .............................           0.58
                                                                                      -----------
        Total from investment operations .........................................           0.61
                                                                                      -----------

   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ...................          (0.02)
     Distributions from net realized gain on investments .........................             --
                                                                                      -----------
        Total Distributions ......................................................          (0.02)
                                                                                      -----------
Net increase in net asset value ..................................................           0.59
                                                                                      -----------
Net Asset Value, End of Period ...................................................    $     10.59
                                                                                      ===========
TOTAL RETURN .....................................................................           5.96%(b)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..........................................    $    15,191
   Ratios of expenses to average net assets:
   Before reimbursement and/or waiver of expenses by Adviser .....................           2.53%(c)
   After reimbursement and/or waiver of expenses by Adviser ......................           1.10%(c)
   Ratios of net investment income to average net assets:
   Before reimbursement and/or waiver of expenses by Adviser .....................           0.14%(c)
   After reimbursement and/or waiver of expenses by Adviser ......................           1.57%(c)
Portfolio Turnover ...............................................................           1.10%(b)

-------------
(a) MB Enhanced Equity Income Fund, Class N, commenced investment operations on January 15, 2008.

(b)   Not Annualized.

(c)   Annualized.

See accompanying Notes to Financial Statements.

Aston Funds

ABN AMRO REAL ESTATE FUND - CLASS N                              APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS
                                                     ENDED             YEAR          YEAR          YEAR          YEAR       YEAR
                                                   04/30/08            ENDED         ENDED         ENDED         ENDED      ENDED
                                                  (UNAUDITED)        10/31/07       10/31/06      10/31/05      10/31/04   10/31/03
                                                  -----------       ----------     -----------   -----------   ---------   --------
Net Asset Value, Beginning of Period ..........   $    15.59        $   19.99      $    16.23    $    14.56    $  11.52    $   9.23
                                                  ----------        ---------      ----------    ----------    --------    --------
 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income.......................         0.01(a)          0.30(a)         0.32(a)       0.46(a)     0.44        0.40
   Net realized and unrealized gain
     (loss) on investments.....................        (1.93)           (0.40)           5.42          2.10        3.02        2.54
                                                  ----------        ---------      ----------    ----------    --------    --------
       Total from investment operations........        (1.92)           (0.10)           5.74          2.56        3.46        2.94
                                                  ----------        ---------      ----------    ----------    --------    --------
 LESS DISTRIBUTIONS:
   Distributions from and in
     excess of net investment income...........        (0.09)           (0.05)          (0.13)        (0.26)      (0.30)      (0.24)
   Distributions from net realized gain
     on investments............................        (3.99)           (4.25)          (1.85)        (0.63)      (0.12)      (0.41)
                                                  ----------        ---------      ----------    ----------    --------    --------
      Total distributions......................        (4.08)           (4.30)          (1.98)        (0.89)      (0.42)      (0.65)
                                                  ----------        ---------      ----------    ----------    --------    --------
Net increase (decrease) in net asset value.....        (6.00)           (4.40)           3.76          1.67        3.04        2.29
                                                  ----------        ---------      ----------    ----------    --------    --------
Net Asset Value, End of Period.................   $     9.59        $   15.59      $    19.99    $    16.23    $  14.56    $  11.52
                                                  ==========        =========      ==========    ==========    ========    ========
TOTAL RETURN...................................       (11.29)%(b)       (1.41)%         39.19%        18.06%      30.73%      33.71%

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's)..........   $   11,111        $  49,123      $   72,506    $   54,851    $ 72,451    $ 47,777
 Ratios of expenses to average net assets:
   Before reimbursement and/or waiver of
        expenses by Adviser....................         1.52%(c)(d)      1.46%(d)        1.46%(d)      1.45%       1.46%       1.56%
   After reimbursement and/or waiver of
          expenses by Adviser..................         1.37%(c)(d)      1.37%(d)        1.37%(d)      1.37%       1.37%       1.37%
 Ratios of net investment income (loss)
   to average net assets:
   Before reimbursement and/or waiver of
         expenses by Adviser...................        (0.03)%(c)        1.73%           1.77%         2.91%       3.50%       4.10%
   After reimbursement and/or waiver of
         expenses by Adviser...................         0.12%(c)         1.82%           1.86%         2.99%       3.59%       4.29%
 Portfolio Turnover ...........................        35.82%(b)        88.75%          83.15%        43.14%      24.28%      13.11%

------------------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Not Annualized.

(c)   Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2008 and the years ended October 31, 2007 and October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

Aston Funds

ABN AMRO REAL ESTATE FUND - CLASS I
                                                                  APRIL 30, 2008
FINANCIAL HIGHLIGHTS

                                                                    SIX MONTHS
                                                                       ENDED             YEAR          YEAR           PERIOD
                                                                     04/30/08            ENDED         ENDED           ENDED
                                                                    (UNAUDITED)         10/31/07      10/31/06      10/31/05(a)
                                                                    -----------         --------      --------      -----------
Net Asset Value, Beginning of Period .............................. $     15.62         $  20.00      $  16.23      $     16.64
                                                                    -----------         --------      --------      -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .......................................        0.01(b)          0.34(b)       0.36(b)          0.10(b)
      Net realized and unrealized gain (loss) on investments ......       (1.93)           (0.40)         5.42            (0.51)
                                                                    -----------         --------      --------      -----------
         Total from investment operations .........................       (1.92)           (0.06)         5.78            (0.41)
                                                                    -----------         --------      --------      -----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income ...       (0.13)           (0.07)        (0.16)              --
      Distributions from net realized gain on investments .........       (3.99)           (4.25)        (1.85)              --
                                                                    -----------         --------      --------      -----------
         Total distributions ......................................       (4.12)           (4.32)        (2.01)              --
                                                                    -----------         --------      --------      -----------
Net increase (decrease) in net asset value ........................       (6.04)           (4.38)         3.77            (0.41)
                                                                    -----------         --------      --------      -----------
Net Asset Value, End of Period .................................... $      9.58         $  15.62      $  20.00      $     16.23
                                                                    ===========         ========      ========      ===========
TOTAL RETURN ......................................................      (11.25)%(c)       (1.18)%       39.54%           (2.46)%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ........................... $    36,882         $ 41,545      $ 46,025      $    32,711
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...        1.27%(d)(e)      1.20%(e)      1.21%(d)         1.32%(d)
      After reimbursement and/or waiver of expenses by Adviser ....        1.12%(d)(e)      1.11%(e)      1.12%(d)         1.11%(d)
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...        0.22%(d)         1.99%         2.02%            5.11%(d)
      After reimbursement and/or waiver of expenses by Adviser ....        0.37%(d)         2.08%         2.11%            5.32%(d)
   Portfolio Turnover .............................................       35.82%(c)        88.75%        83.15%           43.14%

----------
(a) ABN AMRO Real Estate Fund, Class I, commenced investment operations on September 20, 2005.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

(d)   Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2008 and the years ended October 31, 2007 and October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

Aston Funds

MONTAG & CALDWELL BALANCED FUND - CLASS N
                                                                  APRIL 30, 2008
FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS
                                                     ENDED           YEAR          YEAR         YEAR         YEAR         YEAR
                                                   04/30/08          ENDED         ENDED        ENDED        ENDED        ENDED
                                                  (UNAUDITED)       10/31/07      10/31/06     10/31/05     10/31/04     10/31/03
                                                  -----------       --------      --------     --------     --------     --------
Net Asset Value, Beginning of Period ..........   $     19.98       $  17.21      $  16.41     $  15.81     $  15.57     $  14.82
                                                  -----------       --------      --------     --------     --------     --------
      INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...................          0.12(a)        0.19(a)       0.18(a)      0.17(a)      0.19(a)      0.21
      Net realized and unrealized gain (loss)
         on investments .......................         (0.80)          2.82          0.87         0.67         0.30         0.78
                                                  -----------       --------      --------     --------     --------     --------
         Total from investment operations .....         (0.68)          3.01          1.05         0.84         0.49         0.99
                                                  -----------       --------      --------     --------     --------     --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess
         of net investment income .............         (0.14)         (0.24)        (0.25)       (0.24)       (0.25)       (0.24)
                                                  -----------       --------      --------     --------     --------     --------
         Total distributions ..................         (0.14)         (0.24)        (0.25)       (0.24)       (0.25)       (0.24)
                                                  -----------       --------      --------     --------     --------     --------
Net increase (decrease) in net asset value ....         (0.82)          2.77          0.80         0.60         0.24         0.75
                                                  -----------       --------      --------     --------     --------     --------
Net Asset Value, End of Period ................   $     19.16       $  19.98      $  17.21     $  16.41     $  15.81     $  15.57
                                                  ===========       ========      ========     ========     ========     ========
TOTAL RETURN ..................................         (3.41)%(b)     17.63%         6.56%        5.27%        3.15%        6.79%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .......   $    17,133       $ 16,703      $ 23,355     $ 48,759     $ 93,935     $105,669
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ...............          1.73%(c)       1.72%(d)      1.33%(d)     1.16%        1.13%        1.15%
      After reimbursement and/or waiver
         of expenses by Adviser ...............          1.35%(c)       1.36%(d)      1.33%(d)     1.16%        1.13%        1.15%
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ...............          0.86%(c)       0.71%         1.07%        1.04%        1.18%        1.43%
      After reimbursement and/or waiver
         of expenses by Adviser ...............          1.24%(c)       1.07%         1.07%        1.04%        1.18%        1.43%
   Portfolio Turnover .........................         23.68%(b)      36.25%        33.70%       33.43%       35.90%       41.18%

----------
(a) The selected per share data was calculated using the weighed average shares outstanding method for the period.

(b)   Not Annualized.

(c)   Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.01% for the year ended October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

Aston Funds

MONTAG & CALDWELL BALANCED FUND - CLASS I
                                                                  APRIL 30, 2008
FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS
                                                      ENDED           YEAR          YEAR          YEAR         YEAR         YEAR
                                                    04/30/08          ENDED         ENDED         ENDED        ENDED        ENDED
                                                   (UNAUDITED)       10/31/07      10/31/06      10/31/05     10/31/04     10/31/03
                                                   -----------       --------      --------      --------     --------     --------
Net Asset Value, Beginning of Period .........     $     19.94       $  17.19      $  16.39      $  15.81     $  15.57     $  14.82
                                                   -----------       --------      --------      --------     --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ..................            0.14(a)        0.24(a)       0.22(a)       0.21(a)      0.23(a)      0.25
      Net realized and unrealized
        gain (loss) on investments ...........           (0.79)          2.80          0.88          0.66         0.30         0.78
                                                   -----------       --------      --------      --------     --------     --------
         Total from investment operations ....           (0.65)          3.04          1.10          0.87         0.53         1.03
                                                   -----------       --------      --------      --------     --------     --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income ...............           (0.17)         (0.29)        (0.30)        (0.29)       (0.29)       (0.28)
                                                   -----------       --------      --------      --------     --------     --------
         Total distributions .................           (0.17)         (0.29)        (0.30)        (0.29)       (0.29)       (0.28)
                                                   -----------       --------      --------      --------     --------     --------
Net increase (decrease) in net asset value ...           (0.82)          2.75          0.80          0.58         0.24         0.75
                                                   -----------       --------      --------      --------     --------     --------
Net Asset Value, End of Period ...............     $     19.12       $  19.94      $  17.19      $  16.39     $  15.81  $    15.57
                                                   ===========       ========      ========      ========     ========     ========
TOTAL RETURN .................................           (3.28)%(b)     17.87%         6.80%         5.50%        3.41%       7.06%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ......     $     1,090       $  1,158      $  7,640      $ 19,609     $ 79,936     $141,031
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver of
       expenses by Adviser ...................            1.48%(c)       1.44%(d)      1.07%(d)      0.91%        0.87%        0.89%
     After reimbursement and/or waiver of
       expenses by Adviser ...................            1.10%(c)       1.08%(d)      1.07%(d)      0.91%        0.87%        0.89%
   Ratios of net investment income to average
       net assets:
     Before reimbursement and/or
        waiver of expenses by Adviser ........            1.11%(c)       0.99%         1.33%         1.29%        1.44%        1.69%
     After reimbursement and/or waiver of
        expenses by Adviser ..................            1.49%(c)       1.35%         1.33%         1.29%        1.44%        1.69%
   Portfolio Turnover ........................           23.68%(b)      36.25%        33.70%        33.43%       35.90%       41.18%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Not Annualized.

(c)   Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.01% for the year ended October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

Aston Funds

BALANCED FUND - CLASS N
                                                                  APRIL 30, 2008
FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS
                                                     ENDED             YEAR          YEAR          YEAR       YEAR       YEAR
                                                   04/30/08            ENDED         ENDED         ENDED      ENDED      ENDED
                                                  (UNAUDITED)         10/31/07      10/31/06      10/31/05   10/31/04   10/31/03
                                                  -----------         --------      --------      --------   --------   --------
Net Asset Value, Beginning of Period ..........   $      7.97         $  10.65      $  10.84      $  11.32   $  11.07   $  10.10
                                                  -----------         --------      --------      --------   --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...................          0.04             0.12          0.12          0.16       0.14       0.13
      Net realized and unrealized gain (loss)
         on investments .......................         (0.48)            0.69          0.45          0.20       0.27       0.99
                                                  -----------         --------      --------      --------   --------   --------
         Total from investment operations .....         (0.44)            0.81          0.57          0.36       0.41       1.12
                                                  -----------         --------      --------      --------   --------   --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income ................         (0.06)           (0.14)        (0.17)        (0.19)     (0.16)     (0.15)
      Distributions from net realized
         gain on investments ..................         (1.39)           (3.35)        (0.59)        (0.65)        --         --
                                                  -----------         --------      --------      --------   --------   --------
         Total distributions ..................         (1.45)           (3.49)        (0.76)        (0.84)     (0.16)     (0.15)
                                                  -----------         --------      --------      --------   --------   --------
Net increase (decrease) in net asset value ....         (1.89)           (2.68)        (0.19)        (0.48)      0.25       0.97
                                                  -----------         --------      --------      --------   --------   --------
Net Asset Value, End of Period ................   $      6.08         $   7.97      $  10.65      $  10.84   $  11.32   $  11.07
                                                  ===========         ========      ========      ========   ========   ========
TOTAL RETURN ..................................         (5.84)%(a)       10.47%         5.33%         3.20%      3.73%     11.23%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .......   $    26,453         $ 35,924      $ 60,831      $173,051   $230,244   $320,108
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ...............          1.43%(b)(c)      1.31%(c)      1.14%(c)      1.09%      1.07%      1.07%
      After reimbursement and/or waiver
         of expenses by Adviser ...............          1.43%(b)(c)      1.31%(c)      1.14%(c)      1.09%      1.07%      1.07%
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ...............          1.52%(b)         1.48%         1.38%         1.53%      1.20%      1.30%
      After reimbursement and/or waiver
         of expenses by Adviser ...............          1.52%(b)         1.48%         1.38%         1.53%      1.20%      1.30%
   Portfolio Turnover .........................         72.32%(a)        60.93%        36.66%        28.76%     28.32%     47.90%

----------
(a)   Not Annualized.

(b)   Annualized.

(c) Ratios of expenses to average net assets include interest expense of 0.01% for the six months ended April 30, 2008, less than 0.005% for the years ended October 31, 2007 and October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

Aston Funds

TCH FIXED INCOME FUND - CLASS N
                                                                  APRIL 30, 2008
FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                       ENDED          YEAR            YEAR          YEAR         YEAR       YEAR
                                                      04/30/08        ENDED           ENDED         ENDED        ENDED      ENDED
                                                    (UNAUDITED)      10/31/07        10/31/06      10/31/05     10/31/04   10/31/03
                                                    -----------      --------        --------      --------     --------   --------
Net Asset Value, Beginning of Period ............   $      9.73      $   9.62        $   9.69      $  10.13     $  10.07   $  10.06
                                                    -----------      --------        --------      --------     --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .....................          0.24          0.48(a)         0.45(a)       0.42(a)      0.43       0.39
      Net realized and unrealized gain (loss)
         on investments .........................          0.02          0.14           (0.04)        (0.38)        0.13       0.07
                                                    -----------      --------        --------      --------     --------   --------
         Total from investment operations .......          0.26          0.62            0.41          0.04         0.56       0.46
                                                    -----------      --------        --------      --------     --------   --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess
         of net investment income ...............         (0.25)        (0.51)          (0.48)        (0.48)       (0.50)     (0.45)
                                                    -----------      --------        --------      --------     --------   --------
         Total distributions ....................         (0.25)        (0.51)          (0.48)        (0.48)       (0.50)     (0.45)
                                                    -----------      --------        --------      --------     --------   --------
Net increase (decrease) in net asset value ......          0.01          0.11           (0.07)        (0.44)        0.06       0.01
                                                    -----------      --------        --------      --------     --------   --------
Net Asset Value, End of Period ..................   $      9.74      $   9.73        $   9.62      $   9.69     $  10.13   $  10.07
                                                    ===========      ========        ========      ========     ========   ========
TOTAL RETURN ....................................          2.76%(b)      6.56%           4.42%         0.40%        5.66%      4.58%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .........   $    50,877      $ 52,662        $ 77,096      $138,807     $154,079   $202,021
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ....................          1.05%(c)      1.04%(d)        0.96%(d)      0.95%        0.92%      0.92%
      After reimbursement and/or waiver of
         expenses by Adviser ....................          0.64%(c)      0.73%(d)(e)     0.75%(d)      0.74%        0.74%      0.74%
   Ratios of net investment income to average net
       assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ....................          4.67%(c)      4.63%           4.45%         3.98%        4.08%      3.69%
      After reimbursement and/or waiver of
         expenses by Adviser ....................          5.08%(c)      4.94%           4.66%         4.19%        4.26%      3.87%
   Portfolio Turnover ...........................         42.63%(b)     71.61%          71.19%        41.33%       46.80%    126.94%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Not Annualized.

(c)   Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2007 and October 31, 2006, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(e) The Adviser's expense reimbursement level, which effects the net expense ratio was changed from 0.74% to 0.64% on September 1, 2007.

See accompanying Notes to Financial Statements.

Aston Funds

TCH FIXED INCOME FUND - CLASS I
                                                                  APRIL 30, 2008
FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                      ENDED          YEAR             YEAR          YEAR         YEAR       YEAR
                                                     04/30/08        ENDED            ENDED         ENDED        ENDED      ENDED
                                                   (UNAUDITED)      10/31/07         10/31/06      10/31/05     10/31/04   10/31/03
                                                   -----------      --------         --------      --------     --------   --------
Net Asset Value, Beginning of Period ..........    $      9.73      $   9.62         $   9.69      $  10.13     $  10.07   $  10.06
                                                   -----------      --------         --------      --------     --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...................           0.25          0.51(a)          0.47(a)       0.44(a)      0.45       0.41
      Net realized and unrealized gain (loss)
         on investments .......................           0.03          0.13            (0.03)        (0.37)        0.13       0.07
                                                   -----------      --------         --------      --------     --------   --------
         Total from investment operations .....           0.28          0.64             0.44          0.07         0.58       0.48
                                                   -----------      --------         --------      --------     --------   --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ....................          (0.27)        (0.53)           (0.51)        (0.51)       (0.52)     (0.47)
                                                   -----------      --------         --------      --------     --------   --------
         Total distributions ..................          (0.27)        (0.53)           (0.51)        (0.51)       (0.52)     (0.47)
                                                   -----------      --------         --------      --------     --------   --------
Net increase (decrease) in net asset value ....           0.01          0.11            (0.07)        (0.44)        0.06       0.01
                                                   -----------      --------         --------      --------     --------   --------
Net Asset Value, End of Period ................    $      9.74      $   9.73         $   9.62      $   9.69     $  10.13   $  10.07
                                                   ===========      ========         ========      ========     ========   ========
TOTAL RETURN ..................................           2.89%(b)      6.84%            4.68%         0.65%        5.93%      4.85%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .......    $    32,553      $ 39,318         $ 43,148      $ 72,876     $278,712   $300,363
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ...............           0.80%(c)      0.78%(d)         0.71%(d)      0.70%        0.67%      0.67%
      After reimbursement and/or waiver
         of expenses by Adviser ...............           0.39%(c)      0.47%(d)(e)      0.50%(d)      0.49%        0.49%      0.49%
   Ratios of net investment income to average
      net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ...............           4.92%(c)      4.89%            4.70%         4.23%        4.34%      3.94%
      After reimbursement and/or waiver
         of expenses by Adviser ...............           5.33%(c)      5.20%            4.91%         4.44%        4.52%      4.12%
   Portfolio Turnover .........................          42.63%(b)     71.61%           71.19%        41.33%       46.80%    126.94%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Not Annualized.

(c)   Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2007 and October 31, 2006, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(e) The Adviser's expense reimbursement level, which effects the net expense ratio, was changed from 0.49% to 0.39% on September 1, 2007.

See accompanying Notes to Financial Statements.

Aston Funds

TCH INVESTMENT GRADE BOND FUND - CLASS N
                                                                  APRIL 30, 2008
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED          YEAR         YEAR          YEAR       YEAR          PERIOD
                                                 04/30/08        ENDED        ENDED         ENDED      ENDED           ENDED
                                               (UNAUDITED)      10/31/07     10/31/06      10/31/05   10/31/04      10/31/03(a)
                                               -----------      --------     --------      --------   --------      -----------
Net Asset Value, Beginning of Period ........  $      9.08      $   9.14     $   9.14      $   9.49   $   9.82      $     10.08
                                               -----------      --------     --------      --------   --------      -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................         0.20(b)       0.39(b)      0.34(b)       0.31       0.31(b)          0.10(b)
      Net realized and unrealized gain (loss)
         on investments .....................        (0.01)        (0.02)        0.04         (0.29)      0.02            (0.23)
                                               -----------      --------     --------      --------   --------      -----------
         Total from investment operations ...         0.19          0.37         0.38          0.02       0.33            (0.13)
                                               -----------      --------     --------      --------   --------      -----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess
         of net investment income ...........        (0.21)        (0.43)       (0.38)        (0.37)     (0.38)           (0.13)
      Distributions from net realized gain
         on investments .....................           --            --           --            --      (0.28)              --
                                               -----------      --------     --------      --------   --------      -----------
         Total distributions ................        (0.21)        (0.43)       (0.38)        (0.37)     (0.66)           (0.13)
                                               -----------      --------     --------      --------   --------      -----------
Net decrease in net asset value .............        (0.02)        (0.06)          --         (0.35)     (0.33)           (0.26)
                                               -----------      --------     --------      --------   --------      -----------
Net Asset Value, End of Period ..............  $      9.06      $   9.08     $   9.14      $   9.14   $   9.49      $      9.82
                                               ===========      ========     ========      ========   ========      ===========
TOTAL RETURN ................................         2.08%(c)      4.10%        4.25%         0.21%      3.51%           (1.24)%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $     1,650      $  1,629     $  2,897      $  3,632   $  1,557      $       257
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................         1.58%(d)      1.42%(e)     1.13%(e)      1.10%      1.13%(f)         1.18%(d)
      After reimbursement and/or waiver of
         expenses by Adviser ................         0.89%(d)      0.89%(e)     0.89%(e)      0.89%      0.89%(f)         0.89%(d)
   Ratios of net investment income to average
      net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................         3.73%(d)      3.80%        3.53%         3.21%      2.98%            2.58%(d)
      After reimbursement and/or waiver of
         expenses by Adviser ................         4.42%(d)      4.33%        3.77%         3.42%      3.22%            2.87%(d)
   Portfolio Turnover .......................        20.14%(c)     57.53%       15.46%        38.87%     53.67%          105.35%

----------
(a) TCH Investment Grade Bond Fund, Class N, commenced operations on June 30, 2003.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

(d)   Annualized.

(e) Ratios of expenses to average net assets include interest expenses of less than 0.005% for the years ended October 31, 2007 and October 31, 2006, which is not included in the contractual expense limitations. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f) The Adviser's fee, which affects the expense ratios, changed from 0.70% to 0.50% on March 1, 2004.

See accompanying Notes to Financial Statements.

Aston Funds

TCH INVESTMENT GRADE BOND FUND - CLASS I
                                                                  APRIL 30, 2008
FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS
                                                     ENDED          YEAR          YEAR          YEAR       YEAR          YEAR
                                                    04/30/08        ENDED         ENDED         ENDED      ENDED         ENDED
                                                  (UNAUDITED)      10/31/07      10/31/06      10/31/05   10/31/04      10/31/03
                                                  -----------      --------      --------      --------   --------      --------
Net Asset Value, Beginning of Period .........    $      9.08      $   9.14      $   9.14      $   9.49   $   9.82      $  10.33
                                                  -----------      --------      --------      --------   --------      --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ..................           0.21(a)       0.41(a)       0.36(a)       0.33       0.33(a)       0.34(a)
      Net realized and unrealized gain
         (loss) on investments ...............          (0.01)        (0.02)         0.04         (0.29)      0.02         (0.10)
                                                  -----------      --------      --------      --------   --------      --------
         Total from investment operations ....           0.20          0.39          0.40          0.04       0.35          0.24
                                                  -----------      --------      --------      --------   --------      --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ...................          (0.22)        (0.45)        (0.40)        (0.39)     (0.40)        (0.44)
      Distributions from net realized gain
         on investments ......................             --            --            --            --      (0.28)        (0.31)
                                                  -----------      --------      --------      --------   --------      --------
         Total distributions .................          (0.22)        (0.45)        (0.40)        (0.39)     (0.68)        (0.75)
                                                  -----------      --------      --------      --------   --------      --------
Net decrease in net asset value ..............          (0.02)        (0.06)           --         (0.35)     (0.33)        (0.51)
                                                  -----------      --------      --------      --------   --------      --------
Net Asset Value, End of Period ...............    $      9.06      $   9.08      $   9.14      $   9.14   $   9.49      $   9.82
                                                  ===========      ========      ========      ========   ========      ========
TOTAL RETURN .................................           2.21%(b)      4.36%         4.51%         0.45%      3.75%         2.47%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ......    $    12,765      $ 14,288      $ 26,090      $ 32,405   $ 40,996      $ 48,773
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ..............           1.33%(c)      1.17%(d)      0.88%(d)      0.85%      0.88%(e)      0.93%
      After reimbursement and/or waiver
         of expenses by Adviser ..............           0.64%(c)      0.64%(d)      0.64%(d)      0.64%      0.64%(e)      0.64%
   Ratios of net investment income to average
      net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ..............           3.98%(c)      4.05%         3.78%         3.46%      3.23%         3.14%
      After reimbursement and/or waiver
         of expenses by Adviser ..............           4.67%(c)      4.58%         4.02%         3.67%      3.47%         3.43%
   Portfolio Turnover ........................          20.14%(b)     57.53%        15.46%        38.87%     53.67%       105.35%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Not Annualized.

(c)   Annualized.

(d) Ratios of expenses to average net assets include interest expenses of less than 0.005% for the years ended October 31, 2007 and October 31, 2006, which is not included in the contractual expense limitations. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(e) The Adviser's fee, which affects the expense ratios, changed from 0.70% to 0.50% on March 1, 2004.

See accompanying Notes to Financial Statements.

Aston Funds

MCDONNELL MUNICIPAL BOND FUND - CLASS N
                                                                  APRIL 30, 2008
FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS
                                                      ENDED          YEAR          YEAR          YEAR       YEAR       YEAR
                                                    04/30/08         ENDED         ENDED         ENDED      ENDED      ENDED
                                                   (UNAUDITED)      10/31/07      10/31/06      10/31/05   10/31/04   10/31/03
                                                   -----------      --------      --------      --------   --------   --------
Net Asset Value, Beginning of Period ..........    $     10.19      $  10.31      $  10.25      $  10.56   $  10.65   $  10.56
                                                   -----------      --------      --------      --------   --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...................           0.19          0.38          0.36          0.34       0.34       0.37
      Net realized and unrealized gain (loss)
         on investments .......................           0.06         (0.12)         0.08         (0.28)      0.06       0.09
                                                   -----------      --------      --------      --------   --------   --------
         Total from investment operations .....           0.25          0.26          0.44          0.06       0.40       0.46
                                                   -----------      --------      --------      --------   --------   --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess
         of net investment income .............          (0.19)        (0.38)        (0.36)        (0.34)     (0.34)     (0.37)
      Distributions from net realized
         gain on investments ..................             --            --         (0.02)        (0.03)     (0.15)        --
                                                   -----------      --------      --------      --------   --------   --------
         Total distributions ..................          (0.19)        (0.38)        (0.38)        (0.37)     (0.49)     (0.37)
                                                   -----------      --------      --------      --------   --------   --------
Net increase (decrease) in net asset value ....           0.06         (0.12)         0.06         (0.31)     (0.09)      0.09
                                                   -----------      --------      --------      --------   --------   --------
Net Asset Value, End of Period ................    $     10.25      $  10.19      $  10.31      $  10.25   $  10.56   $  10.65
                                                   ===========      ========      ========      ========   ========   ========
TOTAL RETURN ..................................           2.50%(a)      2.62%         4.43%         0.58%      3.85%      4.45%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .......    $    14,799      $ 15,863      $ 38,595      $ 69,070   $ 61,073   $ 48,047
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ...............           1.47%(b)      1.24%(c)      1.04%(c)      1.02%      0.96%      0.90%
      After reimbursement and/or waiver
         of expenses by Adviser ...............           0.85%(b)      0.73%(c)      0.50%(c)      0.50%      0.50%      0.50%
   Ratios of net investment income to average
      net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ...............           3.16%(b)      3.26%         3.00%         2.75%      2.76%      3.10%
      After reimbursement and/or waiver
         of expenses by Adviser ...............           3.78%(b)      3.76%         3.54%         3.27%      3.22%      3.50%
   Portfolio Turnover .........................          13.13%(a)     17.66%        24.60%        13.53%     54.77%     59.47%

----------
(a)   Not Annualized.

(b)   Annualized.

(c) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2007 and October 31, 2006, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

Aston Funds

ABN AMRO INVESTOR MONEY MARKET FUND - CLASS N
                                                                  APRIL 30, 2008
FINANCIAL HIGHLIGHTS

                                                 SIX MONTHS
                                                    ENDED          YEAR       YEAR         YEAR       YEAR       YEAR
                                                   04/30/08        ENDED      ENDED        ENDED      ENDED      ENDED
                                                 (UNAUDITED)      10/31/07   10/31/06     10/31/05   10/31/04   10/31/03
                                                 -----------      --------   --------     --------   --------   --------
Net Asset Value, Beginning of Period .........   $      1.00      $   1.00   $   1.00     $   1.00   $   1.00   $   1.00
                                                 -----------      --------   --------     --------   --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ..................          0.02          0.05       0.04         0.02       0.01       0.01
                                                 -----------      --------   --------     --------   --------   --------
   LESS DISTRIBUTIONS FROM:
      Net investment income ..................         (0.02)        (0.05)     (0.04)       (0.02)     (0.01)     (0.01)
      Net realized gain on investments .......            --            --         --(a)        --         --         --
                                                 -----------      --------   --------     --------   --------   --------
      Total distribution .....................         (0.02)        (0.05)     (0.04)       (0.02)     (0.01)     (0.01)
                                                 -----------      --------   --------     --------   --------   --------
Net Asset Value, End of Period ...............   $      1.00      $   1.00   $   1.00     $   1.00   $   1.00   $   1.00
                                                 ===========      ========   ========     ========   ========   ========
TOTAL RETURN .................................          1.48%(b)      4.67%      4.30%        2.36%      0.71%      0.78%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ......   $    33,749      $ 36,959   $ 84,778     $117,039   $219,891   $236,811
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser .................          0.83%(c)      0.68%      0.61%        0.55%      0.53%      0.51%
      After reimbursement and/or waiver of
         expenses by Adviser .................          0.83%(c)      0.68%      0.61%        0.55%      0.53%      0.51%
   Ratios of net investment income to average
      net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser .................          2.95%(c)      4.62%      4.18%        2.19%      0.71%      0.78%
      After reimbursement and/or waiver of
         expenses by Adviser .................          2.95%(c)      4.62%      4.18%        2.19%      0.71%      0.78%

----------
(a)   Represents less than $0.005 per share.

(b)   Not Annualized.

(c)   Annualized.

See accompanying Notes to Financial Statements.

Aston Funds

                                                                  APRIL 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE (A) FUND ORGANIZATION: The Aston Funds (the "Trust") (formerly known as ABN AMRO Funds) was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with 34 separate portfolios established by the Board of Trustees as of April 30, 2008.

Aston Asset Management LLC ("Aston"), the investment adviser to each Fund (except the Aston/ABN AMRO Investor Money Market Fund) and the administrator to all of the Funds, manages each Fund (except Aston/ABN AMRO Investor Money Market
Fund) by retaining one or more Sub-Advisers to manage each Fund. ABN AMRO Asset Management, Inc. ("AAAM") serves as investment adviser to the Aston/ABN AMRO Investor Money Market Fund and Aston serves as the administrator. The following 29 portfolios of the Trust are included in these financial statements:

Aston/Montag & Caldwell Growth Fund (the "M&C Growth Fund")
--------------------------------------------------------------------------------
Aston/Veredus Select Growth Fund (the "Veredus Select Growth Fund")
--------------------------------------------------------------------------------
Aston/ABN AMRO Growth Fund (the "ABN AMRO Growth Fund")
--------------------------------------------------------------------------------
Aston/Optimum Large Cap Opportunity Fund
(the "Optimum Large Cap Opportunity Fund")
--------------------------------------------------------------------------------
Aston Value Fund (the "Value Fund")
--------------------------------------------------------------------------------
Aston/TAMRO All Cap Fund (the "TAMRO All Cap Fund");
(formerly the TAMRO Large Cap Value Fund)
--------------------------------------------------------------------------------
Aston/River Road Dynamic Equity Income Fund
(the "River Road Dynamic Equity Income Fund")
--------------------------------------------------------------------------------
Aston/Optimum Mid Cap Fund (the "Optimum Mid Cap Fund")
--------------------------------------------------------------------------------
Aston/Montag & Caldwell Mid Cap Growth Fund
(the "M&C Mid Cap Growth Fund")
--------------------------------------------------------------------------------
Aston/ClariVest Mid Cap Growth Fund (the "ClariVest Mid Cap Growth Fund")
--------------------------------------------------------------------------------
Aston/Cardinal Mid Cap Value Fund (the "Cardinal Mid Cap Value Fund")
--------------------------------------------------------------------------------
Aston/River Road Small-Mid Cap Fund (the "River Road Small-Mid Cap Fund")
--------------------------------------------------------------------------------
Aston/Veredus Aggressive Growth Fund (the "Veredus Aggressive Growth Fund")
--------------------------------------------------------------------------------
Aston/TAMRO Small Cap Fund (the "TAMRO Small Cap Fund")
--------------------------------------------------------------------------------
Aston/River Road Small Cap Value Fund (the "River Road Small Cap Value Fund")
--------------------------------------------------------------------------------
Aston/Neptune International Fund (the "Neptune International Fund")
--------------------------------------------------------------------------------
Aston/Barings International Fund (the "Barings International Fund")
--------------------------------------------------------------------------------
Aston/ABN AMRO Global Real Estate Fund (the "ABN AMRO Global Real Estate Fund")
--------------------------------------------------------------------------------
Aston/SGA International Small-Mid Cap Fund
(the "SGA International Small-Mid Cap Fund")
--------------------------------------------------------------------------------
Aston/Smart Allocation ETF Fund (the "Smart Allocation ETF Fund")
--------------------------------------------------------------------------------
Aston/New Century Absolute Return ETF Fund
(the "New Century Absolute Return ETF Fund")
--------------------------------------------------------------------------------
Aston/MB Enhanced Equity Income Fund (the "MB Enhanced Equity Income Fund")
--------------------------------------------------------------------------------
Aston/ABN AMRO Real Estate Fund (the "ABN AMRO Real Estate Fund")
--------------------------------------------------------------------------------
Aston/ Montag & Caldwell Balanced Fund (the "M&C Balanced Fund")
--------------------------------------------------------------------------------
Aston Balanced Fund (the "Balanced Fund")
--------------------------------------------------------------------------------
Aston/TCH Fixed Income Fund (the "TCH Fixed Income Fund")
--------------------------------------------------------------------------------
Aston/TCH Investment Grade Bond Fund (the "TCH Investment Grade Bond Fund")
--------------------------------------------------------------------------------
Aston/McDonnell Municipal Bond Fund (the "McDonnell Municipal Bond Fund")
--------------------------------------------------------------------------------
Aston/ABN AMRO Investor Money Market Fund
(the "ABN AMRO Investor Money Market Fund")
--------------------------------------------------------------------------------
Aston/Resolution Global Equity Fund was terminated and liquidated on February 20, 2008. Aston/Veredus Sci-Tech Fund was terminated and liquidated on March 28, 2008.

M&C Growth Fund and ABN AMRO Growth Fund are authorized to issue three classes of shares (Class N Shares, Class I Shares and Class R Shares). Veredus Select Growth Fund, Value Fund, River Road Dynamic Equity Income Fund, Optimum Mid Cap Fund, River Road Small-Mid Cap Fund, Veredus Aggressive Growth Fund, TAMRO Small Cap Fund, River Road Small Cap Value Fund, Neptune International Fund, Barings International Fund, ABN AMRO Real Estate Fund, M&C Balanced Fund, Balanced Fund, TCH Fixed Income Fund and TCH Investment Grade Bond Fund are each authorized to issue two classes of shares (Class N Shares and Class I Shares). Optimum Large Cap Opportunity Fund, TAMRO All Cap Fund, M&C Mid Cap Growth Fund, ClariVest Mid Cap Growth Fund, Cardinal Mid Cap Value Fund, ABN AMRO Global Real Estate Fund, SGA International Small-Mid Cap Fund, Smart Allocation ETF Fund, New Century Absolute Return ETF Fund, MB Enhanced Equity Income Fund, McDonnell Municipal Bond Fund and ABN AMRO Investor Money Market Fund are each authorized to issue one class of shares (Class N Shares). Currently Neptune International Fund and Barings International Fund offer only Class I Shares and Balanced Fund offers only Class N Shares. River Road Small Cap Value is authorized to issue two classes of shares, but is closed to new investors until further notice. Each class of shares is substantially the same except that certain classes of shares bear class specific expenses, which include distribution fees.

The investment objectives of the Funds are as follows:

Aston Funds

                                                                  APRIL 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

M&C GROWTH FUND            Long-term capital appreciation and,
                           secondarily, current income, by investing primarily
                           in common stocks and convertible securities.
--------------------------------------------------------------------------------
VEREDUS SELECT             Capital appreciation.
   GROWTH FUND
--------------------------------------------------------------------------------
ABN AMRO                   Long-term total return through a combination of
   GROWTH FUND             capital appreciation and current income by
                           investing primarily in a combination of stocks
                           and bonds.
--------------------------------------------------------------------------------
OPTIMUM LARGE CAP          Long-term capital appreciation.
   OPPORTUNITY FUND
--------------------------------------------------------------------------------
VALUE FUND                 Total return through long-term capital appreciation
                           and current income.
--------------------------------------------------------------------------------
TAMRO ALL CAP FUND         Long-term capital appreciation.
--------------------------------------------------------------------------------
RIVER ROAD DYNAMIC         High current income and, secondarily, long-term
   EQUITY INCOME FUND      capital appreciation.
--------------------------------------------------------------------------------
OPTIMUM MID CAP            Long-term total return through capital appreciation
   FUND                    by investing primarily in common and preferred
                           stocks and convertible securities.
--------------------------------------------------------------------------------
M&C MID CAP                Long-term capital appreciation and secondarily,
   GROWTH FUND             current income, by investing primarily in common
                           stocks and convertible securities.
--------------------------------------------------------------------------------
CLARIVEST MID CAP          Total return.
   GROWTH FUND
--------------------------------------------------------------------------------
CARDINAL MID CAP           High level of total return.
   VALUE FUND
--------------------------------------------------------------------------------
RIVER ROAD                 Long-term capital appreciation.
   SMALL-MID CAP
   FUND
--------------------------------------------------------------------------------
VEREDUS AGGRESSIVE         Capital appreciation.
   GROWTH FUND
--------------------------------------------------------------------------------
TAMRO SMALL CAP            Long-term capital appreciation.
   FUND
--------------------------------------------------------------------------------
RIVER ROAD SMALL           Long-term capital appreciation.
   CAP VALUE FUND
--------------------------------------------------------------------------------
NEPTUNE                    Long-term capital appreciation.
   INTERNATIONAL FUND
--------------------------------------------------------------------------------
BARINGS                    Total return.
   INTERNATIONAL FUND
--------------------------------------------------------------------------------
ABN AMRO GLOBAL            Total return through a combination of growth and
   REAL ESTATE FUND        income.
--------------------------------------------------------------------------------
SGA INTERNATIONAL          Total return.
   SMALL-MID CAP
   FUND
--------------------------------------------------------------------------------
SMART ALLOCATION           Long-term capital appreciation.
   ETF FUND
--------------------------------------------------------------------------------
NEW CENTURY                Positive total return.
   ABSOLUTE RETURN
   ETF FUND
--------------------------------------------------------------------------------
MB ENHANCED                Total return through a combination of a high level of
   EQUITY INCOME           current income and capital appreciation.
      FUND
--------------------------------------------------------------------------------
ABN AMRO                   Total return through a combination of growth and
   REAL ESTATE FUND        income.
--------------------------------------------------------------------------------
M&C BALANCED FUND          Long-term total return.
--------------------------------------------------------------------------------
BALANCED FUND              Growth of capital with current income by
                           investing in a combination of equity and fixed income
                           securities.
--------------------------------------------------------------------------------
TCH FIXED INCOME           High current income consistent with prudent risk of
   FUND                    capital.
--------------------------------------------------------------------------------
TCH INVESTMENT             Total return.
   GRADE BOND FUND
--------------------------------------------------------------------------------
MCDONNELL MUNICIPAL        High level of current interest income exempt from
   BOND FUND               federal income tax consistent with preservation of
                           capital by investing primarily in intermediate-term
                           municipal securities.
--------------------------------------------------------------------------------
ABN AMRO INVESTOR          High level of current interest income as is
   MONEY MARKET FUND       consistent with maintaining liquidity and stability
                           of principal.

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles. Certain reclassifications have been made to prior year financial information to conform with current year presentations.

(1) SECURITY VALUATION: Equity securities, closed-end funds and index options traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price ("NOCP"), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices is used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost. Interest accrued is captured in dividends and interest receivable. Investments in money market funds are valued at the underlying fund's net asset value at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent

Aston Funds

                                                                  APRIL 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

pricing service to determine fair value prices for foreign securities if certain significant events occur. For the ABN AMRO Investor Money Market Fund, all securities are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income.

Certain Funds invest in exchange traded funds ("ETFs"), which are shares of other investment companies ("underlying funds"). An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. When the Fund invests in an underlying fund, shareholders of the Fund bear their proportionate share of the other underlying fund's fees and expenses, including operating, registration, trustee licensing and marketing, as well as their share of the Fund's fees and expenses.

(2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Adviser or Sub-Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) WHEN ISSUED/DELAYED DELIVERY SECURITIES: The Funds may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Funds segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. At April 30, 2008, the Funds did not own any when issued or delayed delivery securities.

(4) MORTGAGE-BACKED SECURITIES: M&C Balanced Fund, Balanced Fund, TCH Fixed Income Fund and TCH Investment Grade Bond Fund may invest in mortgage-backed securities ("MBS"), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, are supported by the issuer's right to borrow from the U.S. Treasury. Others, such as those issued by Fannie Mae (formerly known as the Federal National Mortgage Association), are supported by the credit of the issuer. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. The Funds previously listed may also invest in collateralized mortgage obligations ("CMO") and real estate mortgage investment conduits ("REMIC"). A CMO is a bond that is collateralized by a pool of MBS, and a REMIC is similar in form to a CMO. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

(5) OPTIONS CONTRACTS: Certain Funds may write and/or purchase call and put options on securities. Writing put options or purchasing call options tends to increase a Fund's exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund's exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund's Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value, based on the quoted daily settlement price, of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or

Aston Funds

                                                                  APRIL 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid.

(6) INVESTMENT INCOME AND SECURITIES TRANSACTIONS:

Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income is accrued daily. Premiums and discounts are amortized or accreted on a straight-line method for the ABN AMRO Investor Money Market Fund and effective yield on fixed income securities on all other Funds. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the identified cost method.

(7) FOREIGN CURRENCY: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are segregated in the statement of operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

(8) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2007, the following Funds had available realized capital losses to offset future net capital gains through the fiscal year ended:

                            2008          2009        2010        2011       2012      2013       2014      2015        TOTAL
                         -----------  -----------  ----------  ----------  --------  --------  ----------  --------  -----------
ABN AMRO
   Growth Fund ........  $20,511,806  $15,120,067  $       --   $      --  $     --  $     --  $       --  $     --  $35,631,873

Optimum Large Cap
   Opportunity Fund ...           --           --          --          --        --        --          --   900,934      900,934

River Road Small-Mid
   Cap Fund ...........           --           --          --          --        --        --          --   171,820      171,820

Neptune International
   Fund ...............           --           --          --          --        --        --          --     7,221        7,221

M&C Balanced Fund .....           --           --   4,449,459   2,978,228        --        --          --        --    7,427,687

TCH Fixed Income
   Fund ...............           --           --      15,376          --   139,950        --   5,274,089        --    5,429,415

TCH Investment
   Grade Bond Fund ....           --           --          --          --    75,141   350,840     357,545   490,974    1,274,500

McDonnell Municipal
   Bond Fund ..........           --           --          --          --        --        --     120,153    54,353      174,506

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculation as late as the fund's last NAV calculation in the first semi-annual financial statement reporting period. As a result, the Aston Funds have evaluated the implications of FIN 48 and determined that there is no material impact on the financial statements.

Aston Funds

                                                                  APRIL 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

(9) MULTI-CLASS OPERATIONS: With respect to M&C Growth Fund, Veredus Select Growth Fund, ABN AMRO Growth Fund, Value Fund, River Road Dynamic Equity Income Fund, Optimum Mid Cap Fund, River Road Small-Mid Cap Fund, Veredus Aggressive Growth Fund, TAMRO Small Cap Fund, River Road Small Cap Value Fund, ABN AMRO Real Estate Fund, M&C Balanced Fund, TCH Fixed Income Fund and TCH Investment Grade Bond Fund, each class offered by these Funds has equal rights as to net assets. Income, fund and trust level expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated to each class and include distribution fees.

(10) OFFERING COSTS: Certain costs were incurred in connection with the offering of the following funds disclosed in the table below. The costs associated have been capitalized and are being amortized on a straight-line basis over twelve months based on the commencement date of the Funds, stated below.

FUND                                          COMMENCEMENT DATE
-------------------------------------         -----------------
River Road Small-Mid Cap                         March 29, 2007
ABN AMRO Global Real Estate                      August 3, 2007
Neptune International                            August 6, 2007
Montag & Caldwell Mid Cap Growth               November 2, 2007
Cardinal Mid Cap Value                         November 2, 2007
ClariVest Mid Cap Growth                       November 2, 2007
Barings International                          November 2, 2007
SGA International Small-Mid Cap                November 2, 2007
Smart Allocation ETF                           January 10, 2008
MB Enhanced Equity Income                      January 15, 2008
New Century Absolute Return ETF                   March 4, 2008

(11) USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(12) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

(13) ADDITIONAL ACCOUNTING STANDARDS: In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

In March 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.

Management is currently evaluating the impact the adoption of SFAS 157 and SFAS 161 will have on the Funds' financial statement disclosures, if any.

NOTE (C) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: Dividends and distributions to shareholders are recorded on the ex-dividend date. River Road Dynamic Equity Income Fund, TCH Fixed Income Fund and TCH Investment Grade Bond Fund distribute dividends from net investment income to shareholders monthly and net realized gains from investment transactions, if any, are generally not expected to be distributed more frequently than annually.

McDonnell Municipal Bond Fund and ABN AMRO Investor Money Market Fund declare dividends daily, which are payable monthly. Net realized gains, if any, are generally not expected to be distributed more frequently than annually.

Value Fund, Smart Allocation ETF Fund, MB Enhanced Equity Income Fund, M&C Balanced Fund and Balanced Fund distribute dividends from net investment income to shareholders quarterly and net realized gains from investment transactions, if any, are generally not expected to be distributed more frequently than annually.

M&C Growth Fund, Veredus Select Growth Fund, ABN AMRO Growth Fund, Optimum Large Cap Opportunity Fund, TAMRO All Cap Fund, Optimum Mid Cap Fund, M&C Mid Cap Growth Fund, ClariVest Mid Cap Growth Fund, Cardinal Mid Cap Value Fund, River Road Small-Mid Cap Fund, Veredus Aggressive Growth Fund, TAMRO Small Cap Fund, River Road Small Cap Value Fund, Neptune International Fund, Barings International Fund,

Aston Funds

                                                                  APRIL 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

ABN AMRO Global Real Estate Fund, SGA International Small-Mid Cap Fund, New Century Absolute Return ETF Fund, and ABN AMRO Real Estate Fund, distribute dividends from net investment income to shareholders annually and net realized gains from investment transactions, if any, are generally not expected to be distributed more frequently than annually.

Dividends and distributions are automatically reinvested in additional Fund shares on ex-date for that day's ending NAV for the respective Fund for those shareholders who have elected the reinvestment option.

Differences in dividends per share between classes of M&C Growth Fund, Veredus Select Growth Fund, ABN AMRO Growth Fund, Value Fund, River Road Dynamic Equity Fund, Optimum Mid Cap Fund, River Road Small-Mid Cap Fund, Veredus Aggressive Growth Fund, TAMRO Small Cap Fund, River Road Small Cap Value Fund, ABN AMRO Real Estate Fund, M&C Balanced Fund, TCH Fixed Income Fund and TCH Investment Grade Bond Fund are due to different class expenses. Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences.

Distributions from net realized gains for book purposes may include short-term capital gains, which are classified as ordinary income for tax purposes.

The tax character of distributions paid during 2007 and 2006 was as follows:

                                               DISTRIBUTIONS PAID IN 2007                 DISTRIBUTIONS PAID IN 2006
                                       ------------------------------------------  ------------------------------------------
                                       TAX-EXEMPT                     LONG-TERM    TAX-EXEMPT                     LONG-TERM
                                         INCOME    ORDINARY INCOME  CAPITAL GAINS    INCOME    ORDINARY INCOME  CAPITAL GAINS
                                       ----------  ---------------  -------------  ----------  ---------------  -------------
M&C Growth Fund .....................  $       --  $     7,569,069  $  14,011,650  $       --  $    12,192,090  $          --
Veredus Select Growth Fund ..........          --               --             --          --               --         19,255
ABN AMRO Growth Fund ................          --        9,357,290     96,058,568          --        1,514,894     60,281,040
Value Fund ..........................          --        6,321,187     13,737,654          --        5,455,180      4,573,239
TAMRO All Cap Fund ..................          --           36,680      1,853,376          --          152,087             --
River Road Dynamic Equity Income
   Fund .............................          --        1,114,818         90,549          --          292,755             --
Optimum Mid Cap Fund ................          --               --     45,551,373          --        2,977,006     21,010,719
River Road Small Cap Value Fund .....          --        3,357,659         46,483          --               --             --
Veredus Aggressive Growth Fund ......          --               --     29,880,690          --               --             --
TAMRO Small Cap Fund ................          --               --     15,385,918          --               --             --
ABN AMRO Real Estate Fund ...........          --        3,871,960     22,029,717          --        1,178,792      9,479,028
M&C Balanced Fund ...................          --          315,093             --          --          790,445             --
Balanced Fund .......................          --          705,675     16,036,482          --        1,538,340      8,738,671
TCH Fixed Income Fund ...............          --        5,289,306             --          --        8,184,409             --
TCH Investment Grade Bond Fund ......          --        1,029,104             --          --        1,406,853             --
McDonnell Municipal Bond Fund .......     853,957               --             --   2,278,236           50,920        101,839
ABN AMRO Investor Money Market
   Fund .............................          --        2,958,630             --          --        4,256,167             --

As of October 31, 2007, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

                                                                                                      UNREALIZED
                                  CAPITAL LOSS    UNDISTRIBUTED     UNDISTRIBUTED    UNDISTRIBUTED   APPRECIATION
                                  CARRYFORWARD   ORDINARY INCOME  TAX-EXEMPT INCOME  LONG-TERM GAIN  (DEPRECIATION)      TOTAL
                                  ------------   ---------------  -----------------  --------------  --------------  -------------
M&C Growth Fund ................  $         --   $    37,174,121  $             --   $  227,595,184  $  473,823,445  $ 738,592,750
Veredus Select Growth Fund .....            --         6,651,858                --        1,462,272       5,203,319     13,317,449
ABN AMRO Growth Fund ...........   (35,631,873)        9,639,772                --       90,452,517      50,720,136    115,180,552
Optimum Large Cap Opportunity
   Fund ........................      (900,934)           26,085                --               --       2,810,026      1,935,177
Value Fund .....................            --         2,920,751                --       35,022,970      95,708,947    133,652,668
TAMRO All Cap Fund .............            --           244,529                --          976,804       3,756,302      4,977,635
River Road Dynamic Equity
Income Fund ....................            --         1,191,629                --          495,595         878,404      2,565,628
Optimum Mid Cap Fund ...........            --         8,375,773                --       56,594,874     240,234,844    305,205,491
River Road Small-Mid Cap
   Fund ........................      (171,820)           49,540                --               --           6,068       (116,212)
Veredus Aggressive Growth
   Fund ........................            --        22,229,686                --       31,954,461      44,643,424     98,827,571
TAMRO Small Cap Fund ...........            --                --                --       17,215,041      69,261,512     86,476,553
River Road Small Cap Value
   Fund ........................            --        10,149,666                --        1,306,132      16,106,190     27,561,988
Neptune International Fund .....        (7,221)           28,215                --               --         410,763        431,757
ABN AMRO Global Real Estate
   Fund ........................            --           321,784                --           10,047       1,759,468      2,091,299
ABN AMRO Real Estate Fund ......            --         3,348,215                --       19,703,911       3,733,932     26,786,058
M&C Balanced Fund ..............    (7,427,687)           21,970                --               --       2,634,575     (4,771,142)
Balanced Fund ..................            --           461,115                --        5,591,012       3,552,493      9,604,620
TCH Fixed Income Fund ..........    (5,429,415)          127,277                --               --      (1,303,276)    (6,605,414)

Aston Funds

                                                                  APRIL 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

                                                                                                          UNREALIZED
                                       CAPITAL LOSS   UNDISTRIBUTED     UNDISTRIBUTED     UNDISTRIBUTED  APPRECIATION
                                       CARRYFORWARD  ORDINARY INCOME  TAX-EXEMPT INCOME  LONG-TERM GAIN  (DEPRECIATION)    TOTAL
                                       ------------  ---------------  -----------------  --------------  -------------  ------------
TCH Investment Grade Bond Fund ......  $ (1,274,500) $        43,498  $              --  $           --  $    (332,071) $(1,563,073)
McDonnell Municipal Bond Fund .......      (174,506)           2,195             20,756              --        854,485      702,930
ABN AMRO Investor Money Market
  Fund ..............................            --              160                 --              --             --          160

NOTE (D) SHARES OF BENEFICIAL INTEREST: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Share transactions of the Funds were as follows:

SIX MONTHS ENDED APRIL 30, 2008

                                                                             PROCEEDS FROM                   NET INCREASE
                                                                              REINVESTMENT                  (DECREASE) IN
CLASS N                                                            SOLD     OF DISTRIBUTIONS   REDEEMED   SHARES OUTSTANDING
-------                                                         ----------  ----------------  ----------  -------------------
M&C Growth Fund ............................................     5,340,667      3,514,389     (4,587,777)     4,267,279
Veredus Select Growth Fund .................................     1,000,704        541,855       (380,694)     1,161,865
ABN AMRO Growth Fund .......................................       547,275      2,263,249     (3,434,827)      (624,303)
Optimum Large Cap Opportunity Fund .........................       251,441          2,154     (2,532,464)    (2,278,869)
Value Fund .................................................     1,678,083        919,830     (9,040,079)    (6,442,166)
TAMRO All Cap Fund .........................................        50,594         94,685       (125,148)        20,131
River Road Dynamic Equity Income Fund ......................     2,270,999        177,524     (1,306,660)     1,141,863
Optimum Mid Cap Fund .......................................     6,837,043      1,873,766     (4,770,150)     3,940,659
M&C Mid Cap Growth Fund (a) ................................       240,539             --           (848)       239,691
ClariVest Mid Cap Growth Fund (b) ..........................        52,557             --             (1)        52,556
Cardinal Mid Cap Value Fund (c) ............................       125,097             --             (1)       125,096
River Road Small-Mid Cap Fund ..............................       250,952             --       (622,220)      (371,268)
Veredus Aggressive Growth Fund .............................       605,935      1,862,155     (1,313,658)     1,154,432
TAMRO Small Cap Fund .......................................     3,251,898        544,667     (2,982,311)       814,254
River Road Small Cap Value Fund ............................     2,318,823        619,572     (4,708,824)    (1,770,429)
ABN AMRO Global Real Estate Fund ...........................       150,403            122         (4,129)       146,396
SGA International Small-Mid Cap Fund (d) ...................       124,446             --           (642)       123,804
Smart Allocation ETF Fund (e) ..............................       387,958             --        (42,320)       345,638
New Century Absolute Return ETF Fund (f) ...................       215,067             --           (722)       214,345
MB Enhanced Equity Income Fund (g) .........................     1,435,413             57           (286)     1,435,184
ABN AMRO Real Estate Fund ..................................       424,439      1,311,859     (3,729,013)    (1,992,715)
M&C Balanced Fund ..........................................       125,812          6,080        (73,917)        57,975
Balanced Fund ..............................................       164,481        999,410     (1,321,973)      (158,082)
TCH Fixed Income Fund ......................................       809,857        135,739     (1,133,285)      (187,689)
TCH Investment Grade Bond Fund .............................         9,655          3,720        (10,765)         2,610
McDonnell Municipal Bond Fund ..............................       243,723         14,868       (371,757)      (113,166)
ABN AMRO Investor Money Market Fund ........................    15,266,325        492,981    (18,969,018)    (3,209,712)

(a)   M&C Mid Cap Growth Fund commenced operations on November 2, 2007.

(b)   ClariVest Mid Cap Growth Fund commenced operations on November 2, 2007.

(c)   Cardinal Mid Cap Value Fund commenced operations on November 2, 2007.

(d)   SGA International Small-Mid Cap Fund commenced operations on November 2,
      2007.

(e)   Smart Allocation ETF Fund commenced operations on January 10, 2008.

(f)   New Century Absolute Return ETF Fund commenced operations on March 4,
      2008.

(g)   MB Enhanced Equity Income Fund commenced operations on January 15, 2008.

                                                                             PROCEEDS FROM                      NET INCREASE
                                                                              REINVESTMENT                     (DECREASE) IN
CLASS I                                                            SOLD     OF DISTRIBUTIONS     REDEEMED    SHARES OUTSTANDING
------                                                          ----------  ----------------   -----------   ------------------
M&C Growth Fund ............................................     7,202,825       5,660,710     (11,861,982)      1,001,553
Veredus Select Growth Fund .................................     4,147,407          34,915         (86,949)      4,095,373
ABN AMRO Growth Fund .......................................        17,287       3,702,548      (1,621,781)      2,098,054
Value Fund .................................................            --       2,090,274              --       2,090,274
River Road Dynamic Equity Income Fund ......................            --           1,206              --           1,206
Optimum Mid Cap Fund .......................................     1,003,661         251,251        (424,716)        830,196
River Road Small-Mid Cap Fund ..............................     9,032,531           5,867        (626,515)      8,411,883
Veredus Aggressive Growth Fund .............................     1,526,972       1,690,801      (4,492,711)     (1,274,938)
TAMRO Small Cap Fund .......................................     3,176,333         174,341      (1,397,809)      1,952,865
River Road Small Cap Value Fund ............................     4,281,529         187,412        (620,043)      3,848,898
Neptune International Fund .................................     1,128,079           1,973              --       1,130,052
Barings International Fund (a) .............................       955,066              --        (105,737)        849,329
ABN AMRO Real Estate Fund ..................................            --       1,188,863              --       1,188,863
M&C Balanced Fund ..........................................           373             492          (1,978)         (1,113)
TCH Fixed Income Fund ......................................       284,057          51,988      (1,033,911)       (697,866)
TCH Investment Grade Bond Fund .............................         3,567          14,619        (183,341)       (165,155)

(a) Barings International Fund commenced operations on November 2, 2007.

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                                                                  APRIL 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

                                                                             PROCEEDS FROM                    NET INCREASE
                                                                              REINVESTMENT                     (DECREASE)
CLASS R                                                            SOLD     OF DISTRIBUTIONS   REDEEMED    IN SHARES OUTSTANDING
-------                                                           -------   ----------------   ---------   ---------------------
M&C Growth Fund ............................................      116,550         19,650       (209,517)          (73,317)
ABN AMRO Growth Fund .......................................       10,704          6,734         (5,352)           12,086

YEAR ENDED OCTOBER 31, 2007

                                                                              PROCEEDS FROM    NET INCREASE
                                                                               REINVESTMENT      (DECREASE)
CLASS N                                                             SOLD     OF DISTRIBUTIONS    REDEEMED     IN SHARES OUTSTANDING
-------                                                         -----------  ----------------  -------------  ---------------------
M&C Growth Fund ............................................     7,635,120        268,403       (17,432,704)        (9,529,181)
Veredus Select Growth Fund .................................     1,003.985             --          (629,256)           374,729
ABN AMRO Growth Fund .......................................     2,889,111      2,122,752       (16,925,271)       (11,913,408)
Optimum Large Cap Opportunity Fund (a) .....................     4,386,213             --        (1,155,632)         3,230,581
Value Fund .................................................     3,702,532        404,774        (3,106,900)         1,000,406
TAMRO All Cap Fund .........................................       125,735        140,113          (340,293)           (74,445)
River Road Dynamic Equity Income Fund ......................     3,233,703         91,479        (2,102,203)         1,222,979
Optimum Mid Cap Fund .......................................    11,224,108      1,353,368        (8,388,199)         4,189,277
River Road Small-Mid Cap Fund (b) ..........................     1,488,937             --          (472,730)         1,016,207
Veredus Aggressive Growth Fund .............................     1,143,082      1,116,407       (17,048,234)       (14,788,745)
TAMRO Small Cap Fund .......................................     6,923,480        518,908        (5,484,793)         1,957,595
River Road Small Cap Value Fund ............................    15,188,537        200,214       (11,289,501)         4,099,250
ABN AMRO Global Real Estate Fund (c) .......................     1,952,971             --                (1)         1,952,970
ABN AMRO Real Estate Fund ..................................     1,480,477        964,039        (2,920,638)          (476,122)
M&C Balanced Fund ..........................................        98,339         13,186          (632,457)          (520,932)
Balanced Fund ..............................................       522,347      2,392,937        (4,119,492)        (1,204,208)
TCH Fixed Income Fund ......................................     1,095,879        298,380        (4,001,051)        (2,606,792)
TCH Investment Grade Bond Fund .............................        31,424          9,871          (178,786)          (137,491)
McDonnell Municipal Bond Fund ..............................       128,198         40,965        (2,356,347)        (2,187,184)
ABN AMRO Investor Money Market Fund ........................   103,413,666      1,932,185      (153,164,415)       (47,818,564)

(a) Optimum Large Cap Opportunity Fund commenced investment operations on December 28, 2006.

(b) River Road Small-Mid Cap Fund commenced investment operations on March 29, 2007.

(c) ABN AMRO Global Real Estate Fund commenced investment operations on August 3, 2007.

                                                                      PROCEEDS FROM                        NET INCREASE
                                                                       REINVESTMENT                         (DECREASE)
CLASS I                                                     SOLD     OF DISTRIBUTIONS     REDEEMED     IN SHARES OUTSTANDING
-------                                                   ---------  ----------------   -----------    ---------------------
M&C Growth Fund ..................................        9,639,938        480,763      (19,834,434)       (9,713,733)
Veredus Select Growth Fund .......................          114,148             --             (637)          113,511
ABN AMRO Growth Fund .............................          886,577      2,607,224      (12,538,950)       (9,045,149)
Value Fund .......................................            7,988      1,004,017          (54,433)          957,572
River Road Dynamic Equity Income Fund (a) ........           15,457            203               (1)           15,659
Optimum Mid Cap Fund .............................        1,458,564        185,394         (749,261)          894,697
River Road Small-Mid Cap Fund (b) ................          865,347             --         (126,960)          738,387
Veredus Aggressive Growth Fund ...................        1,589,838        427,770       (4,994,842)       (2,977,234)
TAMRO Small Cap Fund .............................        5,467,563        137,135       (2,354,289)        3,250,409
River Road Small Cap Value Fund (c) ..............        4,761,026         13,278         (284,371)        4,489,933
Neptune International Fund (d) ...................          193,660             --               (1)          193,659
ABN AMRO Real Estate Fund ........................            4,034        610,707         (256,859)          357,882
M&C Balanced Fund ................................           36,744          4,188         (427,219)         (386,287)
TCH Fixed Income Fund ............................          564,988        119,693       (1,132,111)         (447,430)
TCH Investment Grade Bond Fund ...................           72,578         36,581       (1,388,889)       (1,279,730)

(a) River Road Dynamic Equity Income Fund began issuing Class I Shares on June 28, 2007.

(b)   River Road Small-Mid Cap Fund began issuing Class I Shares on June 28,
      2007.

(c) River Road Small Cap Value Fund began issuing Class I Shares on December 13, 2006.

(d)   Neptune International Fund commenced investment operations on August 6,
      2007.

                                                                           PROCEEDS FROM                          NET INCREASE
                                                                            REINVESTMENT                           (DECREASE)
CLASS R                                                      SOLD         OF DISTRIBUTIONS      REDEEMED      IN SHARES OUTSTANDING
-------                                                     -------       ----------------      --------      ---------------------
M&C Growth Fund ..................................          128,798              236            (27,055)              101,979
ABN AMRO Growth Fund .............................           14,880            8,766            (67,128)              (43,482)

Aston Funds

                                                                  APRIL 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

NOTE (E) INVESTMENT TRANSACTIONS: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the six months ended April 30, 2008 were as follows:

                                                                     AGGREGATE PURCHASES           PROCEEDS FROM SALES
                                                              ------------------------------  ------------------------------
                                                              U.S. GOVERNMENT       OTHER     U.S. GOVERNMENT      OTHER
                                                              ---------------  -------------  ---------------  -------------
M&C Growth Fund ............................................  $            --  $ 527,016,208  $            --  $ 650,680,931
Veredus Select Growth Fund .................................               --    142,384,210               --     90,066,843
ABN AMRO Growth Fund .......................................               --    320,653,244               --    396,866,218
Optimum Large Cap Opportunity Fund .........................               --      4,459,322               --     27,997,432
Value Fund .................................................               --    144,065,991               --    230,612,423
TAMRO All Cap Value Fund ...................................               --      5,169,536               --      5,970,361
River Road Dynamic Equity Income Fund ......................               --     20,633,521               --      9,755,906
Optimum Mid Cap Fund .......................................               --    234,267,746               --     77,942,459
M&C Mid Cap Growth Fund ....................................               --      2,896,942               --        644,913
ClariVest Mid Cap Growth Fund ..............................               --        826,719               --        312,324
Cardinal Mid Cap Value Fund ................................               --      1,410,128               --        222,077
River Road Small-Mid Cap Fund ..............................               --     83,151,688               --     12,763,997
Veredus Aggressive Growth Fund .............................               --    102,571,288               --    151,129,685
TAMRO Small Cap Fund .......................................               --    131,330,630               --    100,569,887
River Road Small Cap Value Fund ............................               --     94,780,730               --     91,792,198
Neptune International Fund .................................               --     10,972,755               --        207,530
Barings International Fund .................................               --      9,100,245               --      2,068,998
ABN AMRO Global Real Estate Fund ...........................               --      7,863,304               --      6,898,182
SGA International Small-Mid Cap Fund .......................               --      1,583,705               --        406,110
Smart Allocation ETF Fund ..................................               --      7,627,138               --      4,480,904
New Century Absolute Return ETF Fund .......................               --      1,949,112               --        156,507
MB Enhanced Equity Income Fund .............................               --     14,123,087               --         97,115
ABN AMRO Real Estate Fund ..................................               --     24,941,425               --     55,293,684
M&C Balanced Fund ..........................................          325,416      5,141,734        1,106,393      2,950,124
Balanced Fund ..............................................        1,737,630     18,773,197        3,635,666     24,010,584
TCH Fixed Income Fund ......................................       20,515,594     14,683,715       23,305,670     17,687,207
TCH Investment Grade Bond Fund .............................        1,981,011        918,176        2,638,128      2,007,999
McDonnell Municipal Bond Fund ..............................               --      1,836,314               --      3,383,315

NOTE (F) REDEMPTION FEES: In accordance with the prospectuses, certain Funds assessed a 2% redemption fee on fund share redemptions and exchanges within specified time periods, as indicated in the following table for the six months ended April 30, 2008 and included in the Cost of Shares redeemed on the Statement of Changes in Net Assets:

FUND NAME                                           TIME PERIOD           AMOUNT
---------                                        -----------------       -------
Neptune International Fund                       2% Within 90 Days       $    --
Barings International Fund                       2% Within 90 Days            --
ABN AMRO Global Real Estate Fund                 2% Within 90 Days           698
SGA International Small-Mid Cap Fund             2% Within 90 Days            --
ABN AMRO Real Estate Fund                        2% Within 90 Days         4,522
McDonnell Municipal Bond Fund                    2% Within 90 Days            --

NOTE (G) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: Aston serves as investment adviser and administrator to the Funds (except ABN AMRO Investor Money Market Fund). AAAM serves as investment adviser to ABN AMRO Investor Money Market Fund and Aston serves as the administrator. Under terms of each Fund's investment advisory agreement, fees are accrued daily and paid monthly, based on specific annual rate of average daily net assets. The factors considered by the Board of Trustees in approving the current investment advisory agreement for each Fund, with exception of the Neptune International Fund, are included in this report under "Additional Information."

Certain Funds have an expense limitation agreement with its Adviser, which caps annual ordinary operating expenses for Class N and Class I shareholders at certain specified annual rates of average daily net assets (the "Expense Limitation Agreements"). There are no contractual expense limitations for Class R shareholders.

Aston Funds

                                                                  APRIL 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

The Expense Limitation Agreements are effective through February 28, 2009. The advisory rates and contractual expense limitations for the six months ended April 30, 2008 were as follows:

                                                                                                       CONTRACTUAL
                                                                                                  EXPENSE LIMITATIONS
                                                                                                 ----------------------
FUND NAME                                                               ADVISORY FEES            CLASS N       CLASS I
---------                                                       ----------------------------   ----------     ---------
M&C Growth Fund ............................................    0.80% on first $ 800,000,000
                                                                  0.60% over $ 800,000,000         N/A            N/A
Veredus Select Growth Fund .................................                 0.80%                 1.30%          1.05%
ABN AMRO Growth Fund (a) ...................................                 0.70%                  N/A            N/A
Optimum Large Cap Opportunity Fund (b) .....................                 0.80%                 1.40%(c)        N/A
Value Fund .................................................                 0.80%                 0.94%          0.69%
TAMRO All Cap Fund .........................................                 0.80%                 1.20%           N/A
River Road Dynamic Equity Income Fund ......................                 0.70%                 1.30%          1.05%
Optimum Mid Cap Fund .......................................    0.80% on first $ 100,000,000
                                                                0.75% next $ 300,000,000
                                                                  0.70% over $ 400,000,000         1.40%          1.15%
M&C Mid Cap Growth Fund ....................................                 0.85%                 1.40%(c)        N/A
ClariVest Mid Cap Growth Fund ..............................                 0.90%                 1.40%(c)        N/A
Cardinal Mid Cap Value Fund ................................                 0.90%                 1.40%(c)        N/A
River Road Small-Mid Cap Fund ..............................                 1.00%                 1.50%(c)       1.25%(c)
Veredus Aggressive Growth Fund .............................                 1.00%                 1.49%          1.24%
TAMRO Small Cap Fund .......................................                 0.90%                 1.30%          1.05%
River Road Small Cap Value Fund ............................                 0.90%                 1.50%          1.25%
Neptune International Fund (d) .............................                 1.00%                  N/A           1.02%(c)
Barings International Fund (e) .............................                 1.00%                  N/A           1.25%(c)
ABN AMRO Global Real Estate Fund ...........................                 1.00%                 1.50%(c)        N/A
SGA International Small-Mid Cap Fund .......................                 1.20%                 1.80%(c)        N/A
Smart Allocation ETF Fund ..................................                 0.80%                 1.30%(c)        N/A
New Century Absolute Return ETF Fund .......................                 0.70%                 1.10%(c)        N/A
MB Enhanced Equity Income Fund .............................                 0.70%                 1.10%(c)        N/A
ABN AMRO Real Estate Fund ..................................                 1.00%                 1.37%          1.12%
M&C Balanced Fund (f) ......................................                 0.75%                  N/A            N/A
Balanced Fund ..............................................                 0.70%                  N/A            N/A
TCH Fixed Income Fund (g) ..................................                 0.55%                 0.74%          0.49%
TCH Investment Grade Bond Fund .............................                 0.50%                 0.89%          0.64%
McDonnell Municipal Bond Fund (h) ..........................                 0.60%                  N/A            N/A
ABN AMRO Investor Money Market Fund (i) ....................                 0.40%                  N/A            N/A

(a) Effective March 31, 2008 through April 8, 2008, Aston agreed to voluntarily waive management fees of 0.02% for the ABN AMRO Growth Fund. This voluntary waiver was discontinued.

(b) The contractual expense limitation is 1.40% for the Optimum Large Cap Opportunity Fund, however, effective May 1, 2007, Aston agreed to voluntarily waive management fees and/or reimburse expenses so that the net expense ratio is no more than 1.10% for Class N Shares. Aston may revise or discontinue the voluntary waivers at any time.

(c) Aston and the Fund have entered into a contractual expense reimbursement agreement which states for a period of three years subsequent to the commencement of operations of the Fund the Adviser is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio (not including acquired fund fees and expenses) remains below the operating expense cap after such reimbursement.

(d) Effective February 11, 2008 the contractual expense limitation of 1.40% was removed and Aston agreed to voluntarily waive management fees and/or reimburse expenses for the Neptune International Fund so that the net expense ratio is no more than 1.02% for Class I Shares. This voluntary waiver became the contractual expense limitation on February 29, 2008.

(e) Effective February 29, 2008, Aston agreed to voluntarily waive management fees and/or reimburse expenses for the Barings International Fund so that the net expense ratio is no more than 1.15% for Class I Shares. Aston may revise or discontinue the voluntary waivers at any time.

(f) Effective November 1, 2006, Aston agreed to voluntarily waive management fees and/or reimburse expenses for the M&C Balanced Fund so that the net expense ratio is no more than 1.35% for Class N Shares and 1.10% for Class I Shares. Aston may revise or discontinue the voluntary waivers at any time.

(g) Effective September 1, 2007, Aston agreed to voluntarily waive management fees and/or reimburse expenses for the TCH Fixed Income Fund so that the net expense ratio is no more than 0.64% for Class N Shares and 0.39% for Class I Shares. Aston may revise or discontinue the voluntary waivers at any time.

(h) Effective February 1, 2007 Aston agreed to voluntarily waive management fees and/or reimburse expenses for the McDonnell Municipal Bond Fund so that the net expense ratio is no more than 0.85% for Class N Shares. Prior to February 1, 2007, Aston voluntarily waived management fees and all distribution fees so that the net expense ratio was 0.50% for Class N Shares. Aston may revise or discontinue the voluntary waivers at any time.

(i) ABN AMRO Asset Management, Inc. serves as the investment adviser for ABN AMRO Investor Money Market Fund.

Aston Funds

                                                                  APRIL 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

Pursuant to a contractual expense reimbursement arrangement between Aston and the following Funds, for a period of three years subsequent to the commencement of operations of each of Optimum Large Cap Opportunity Fund - Class N, M&C Mid Cap Growth Fund - Class N, ClariVest Mid Cap Growth Fund - Class N, Cardinal Mid Cap Value Fund - Class N, River Road Small-Mid Cap Fund - Classes N and I, Neptune International Fund - Class I, Barings International Fund - Class I, ABN AMRO Global Real Estate Fund - Class N, SGA International Fund - Class N, Smart Allocation ETF Fund - Class N, New Century Absolute Return ETF Fund - Class N and MB Enhanced Equity Income Fund - Class N, the Adviser is entitled to be reimbursed by each Fund for previously waived fees and reimbursed expenses to the extent that each Fund's expense ratio (not including acquired fund fees and expenses) remains at or below the operating expense cap after such reimbursement.

The cumulative reimbursement amounts as of April 30, 2008 that are subject to repayment for each Fund are as follows:

                                                                   EXPIRATION
                                                               -------------------
FUNDS                                                            2010       2011
-----                                                          --------   --------
Aston/Optimum Large Cap Opportunity Fund ...................   $139,592   $ 66,648
Aston/Montag & Caldwell Mid Cap Growth
Fund (1) ...................................................        N/A     54,451
Aston/ClariVest Mid Cap Growth Fund (1) ....................        N/A     56,228
Aston/Cardinal Mid Cap Value Fund (1) ......................        N/A     55,728
Aston/River Road Small-Mid Cap Fund ........................     98,526     31,198
Aston/Neptune International Fund ...........................     48,302     78,362
Aston/Barings International Fund (1) .......................        N/A     65,619
Aston/ABN AMRO Global Real Estate Fund .....................     42,416     61,292
Aston/SGA International Small-Mid Cap Fund (1) .............        N/A     67,364
Aston/Smart Allocation ETF Fund (1) ........................        N/A     32,983
Aston/New Century Absolute Return ETF Fund (1) .............        N/A     17,011
Aston/MB Enhanced Equity Income Fund (1) ...................        N/A     31,592
                                                               --------   --------
 TOTALS ....................................................   $328,836   $618,476
                                                               ========   ========

(1)   The Fund commenced operations in the current fiscal year.

Based on the Funds' experience, the likelihood of repayment by the Funds for the amounts presented in the table above prior to the expiration is considered remote and no liabilities for such repayments were recorded by the Funds as of April 30, 2008.

Aston manages each Fund (except the ABN/AMRO Investor Money Market Fund) by retaining one or more sub-advisers to manage each Fund as follows:

FUND                                          SUB-ADVISER
----                                          -----------

M&C Growth Fund                               Montag & Caldwell, Inc.
Veredus Select Growth Fund                    Veredus Asset Management LLC
ABN AMRO Growth Fund                          Montag & Caldwell, Inc.
Optimum Large Cap Opportunity Fund Optimum Investment Advisers, LLC
Value Fund                                    MFS Institutional Advisors Inc.
TAMRO All Cap Fund                            TAMRO Capital Partners LLC
River Road Dynamic
   Equity Income Fund                         River Road Asset Management, LLC
Optimum Mid Cap Fund                          Optimum Investment Advisors, LLC
M&C Mid Cap Growth Fund                       Montag & Caldwell, Inc.
ClariVest Mid Cap Growth Fund                 ClariVest Asset Management LLC
Cardinal Mid Cap Value Fund                   Cardinal Capital Management, L.L.C.
River Road Small-Mid Cap Fund                 River Road Asset Management, LLC
Veredus Aggressive Growth Fund                Veredus Asset Management LLC
TAMRO Small Cap Fund                          TAMRO Capital Partners, LLC
River Road Small Cap Value Fund               River Road Asset Management, LLC
Neptune International Fund                    Neptune Investment Management Limited
Barings International Fund                    Barings International Investment Limited
ABN AMRO Global Real Estate Fund              ABN AMRO Asset Management, Inc.
SGA International Small-Mid                   Strategic Global Advisors LLC
   Cap Fund
Smart Allocation ETF Fund                     Smart Portfolios, LLC
New Century Absolute                          New Century Capital Management, LLC
   Return ETF Fund
MB Enhanced Equity Income Fund                MB Investment Partners, Inc.
ABN AMRO Real Estate Fund                     ABN AMRO Asset Management, Inc.
M&C Balanced Fund                             Montag & Caldwell, Inc.
Balanced Fund                                 Taplin, Canida & Habacht Inc. (Fixed Income
                                              Portion) Montag & Caldwell, Inc. (Equity Portion)
TCH Fixed Income Fund                         Taplin, Canida & Habacht Inc.
TCH Investment Grade Bond Fund                Taplin, Canida & Habacht Inc.
McDonnell Municipal Bond Fund                 McDonnell Investment Management, LLC

Sub-advisory fees are paid monthly by Aston. The factors considered by the Board of Trustees in approving the current sub-investment advisory agreement for each Fund are included in this Report under "Additional Information", with exception of the TAMRO All Cap Fund, ClariVest Mid Cap Growth Fund, Cardinal Mid Cap Value Fund, TAMRO Small Cap Fund, Neptune International Fund, Barings International Fund, and SGA International Small-Mid Cap Fund.

TAMRO TRANSACTION. On June 29, 2007, pursuant to the closing of an asset purchase agreement between TAMRO Capital Partners, LLC ("TAMRO") and ABN AMRO Asset Management Holdings, Inc. and Tasho Investment, LLC ("Tasho"), Tasho purchased substantially all of the assets and liabilities of TAMRO related to its investment advisory business. The transaction is referred to herein as the "Buyback Transaction." The Buyback Transaction resulted in the termination of the then current Sub-Investment Advisory Agreement for the TAMRO Large Cap Value Fund and TAMRO Small Cap Fund (each a "TAMRO Fund" and collectively, the "TAMRO Funds") between Aston and TAMRO. A new Sub-Investment

Aston Funds

                                                                  APRIL 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

Advisory Agreement for each TAMRO Fund between Aston and Tasho (renamed TAMRO Capital Partners, LLC), with substantially the same terms as the prior agreement (the "New TAMRO Sub-Investment Advisory Agreement"), was approved by the Board of Trustees and then by shareholders of each TAMRO Fund at a Special Meeting of Shareholders for each Fund on June 28, 2007 (the "TAMRO Special Shareholder Meeting"). The factors considered by the Board of Trustees in approving each New TAMRO Sub-Investment Advisory Agreement and the Shareholder Voting Results from the TAMRO Special Shareholder Meeting are included in the Trust's Annual Report dated October 31, 2007.

RECENT EVENTS: ABN AMRO TRANSACTION. Prior to April 1, 2008, AAAM, Montag & Caldwell, Inc., River Road Asset Management, LLC and Veredus Asset Management LLC the ("Subsidiaries") were each indirect subsidiaries of ABN AMRO Holdings N.V. ("Holdings"). On October 10, 2007, a consortium comprised of The Royal Bank of Scotland Group plc, Banco Santander Central Hispano and Fortis N.V. ("Fortis") announced the successful completion of a tender offer for substantially all of the shares of Holdings (the "Tender Offer"). The Tender Offer, which settled on October 17, 2007, was deemed to cause an "assignment" and automatic termination of the Investment Advisory Agreement with AAAM with respect to the ABN AMRO Investor Money Market Fund and Sub-Investment Advisory Agreements on behalf of certain Funds (the "Affected Funds") with the respective Subsidiaries. The consortium legally transferred the asset management business of Holdings to Fortis on April 1, 2008.

On October 16, 2007, the Board of Trustees of Aston Funds voted to approve (i) an Interim Investment Advisory Agreement with AAAM for the ABN AMRO Investor Money Market Fund (the "Interim Advisory Agreement"), and (ii) new Sub-Investment Advisory Agreements with the respective Subsidiaries then acting as sub-adviser of each of the affected Funds listed below (the "Sub-Investment Advisory Agreements"), in each case effective following automatic termination of the respective prior sub-investment advisory agreement. The terms of the Interim Advisory Agreement and new Sub-Investment Advisory Agreements were substantially the same as the prior agreements except for term and termination provisions. Shareholders of the ABN AMRO Investor Money Market Fund received additional information by proxy statement and shareholders of the other Funds listed below received an information statement in accordance with the terms of a manager-of-managers exemptive order applicable to those Funds.

M&C Growth Fund
ABN AMRO Growth Fund
Veredus Select Growth Fund
River Road Dynamic Equity Income Fund
River Road Small-Mid Cap Fund
Veredus Aggressive Growth Fund
River Road Small Cap Value Fund
ABN AMRO Global Real Estate Fund
ABN AMRO Real Estate Fund
M&C Balanced Fund
Balanced Fund

On December 20, 2007, the Board of Trustees of Aston Funds voted to approve (i) a new investment advisory agreement with AAAM for the ABN AMRO Investor Money Market Fund ("AAAM Investment Advisory Agreement"), subject to shareholder approval, (ii) the termination of the current sub-investment advisory agreement between Aston and AAAM on behalf of Aston/ABN AMRO Growth Fund and the equity portion of Aston Balanced Fund (the "Growth Funds"), (iii) a new sub-investment advisory agreement with Montag & Caldwell, Inc. on behalf of each Growth Fund effective January 1, 2008 ("New Sub-Investment Advisory Agreement"), and (iv) the continuation of the new Sub-Investment Advisory Agreements for the Affected Funds (other than the Growth Funds) with the respective Subsidiaries in connection with the ABN AMRO Transaction. The AAAM Investment Advisory Agreement was approved by shareholders of the ABN AMRO Investor Money Market Fund on February 28, 2008 (the "Special Shareholder Meeting").

The factors considered by the Board of Trustees in approving the AAAM Investment Advisory Agreement, the New Sub-Investment Advisory Agreements for the Growth Funds, the continuance of the new Sub-Investment Advisory Agreements for the Affected Funds (other than the Growth Funds) in connection with the ABN AMRO Transaction and the Shareholder Voting Results from the Special Shareholder Meeting are included in this Report under "Additional Information." Under the terms of the administration agreement between the Funds and Aston, the Funds' administrator, ("Administration Agreement"), administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and base fees are fixed at an annual rate of $12,000 per

Aston Funds

                                                                  APRIL 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

Fund. The fee is allocated to each Fund based on the relative net assets of the Trust. Administration expenses also include pricing agent fees and compliance related expenses. The administration fee arrangement is as follows:

ADMINISTRATION FEES
AT TRUST LEVEL                     ANNUAL RATE
-------------------                -----------
First $7.4 billion                   0.0490%
Over $7.4 billion                    0.0465%

PFPC Inc. ("PFPC") provides certain administrative services to the Funds pursuant to a Sub-administration and Accounting Services Agreement between Aston and PFPC (the "Sub-Administration Agreement"). Under the terms of the Sub-Administration Agreement, sub-administration fees are accrued daily and paid monthly, at a rate of 0.022% of average daily net assets of the Trust and a base fee at an annual rate of $12,000 per Fund.

PFPC Distributors, Inc. (the "Distributor") serves as principal underwriter and distributor of the Fund's shares. Pursuant to Rule 12b-1 distribution plans (the "Plans") adopted by the Funds, with the exception of ABN AMRO Investor Money Market Fund, with respect to Class N shares and Class R shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plans, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's Class N average daily net assets and 0.50% of each participating Fund's Class R average daily net assets. The Class I shares do not have distribution plans.

The Trustees of the Trust who are not affiliated with the investment advisers or sub-advisers receive an annual retainer and per meeting fees. The Lead Independent Trustee and Committee Chairs receive an additional retainer. The Trustees of the Trust who are not affiliated with the investment advisers or sub-advisers receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. No officer or employee of the investment advisers, sub-advisers or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, except that the Funds compensate the Administrator for providing an officer to serve as the Funds' Chief Compliance Officer. The aggregate remuneration paid to the Trustees during the six months ended April 30, 2008 was $224,750.

NOTE (H) CREDIT AGREEMENT: The Credit Agreement with The Bank of Nova Scotia, amended April 29, 2008, provides the Trust with a revolving credit facility up to $50 million. The facility is shared by each series of the Trust except for the Aston/New Century Absolute Return ETF Fund, and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual facility fee is 0.125% of the commitment amount of the facility in addition to an annual administration fee of $75,000 and reasonable legal expenses incurred in connection with the preparation of any amendments. Prior to April 29, 2008, the annual administration fee was $37,500. The interest rate on outstanding loans is equivalent to the greater of the Federal Funds Effective Rate plus 0.50%, or Prime as applicable, else LIBOR (London InterBank Offered Rate) plus 0.75%, as applicable. Borrowings must be repaid within 60 days. At April 30, 2008, there were no borrowings outstanding on the line of credit.

For the Funds that utilized the line of credit during the six months ended April 30, 2008, the average daily loan balance outstanding on the days where borrowings existed, the weighted average interest rate and the interest expense, included on the Statement of Operations, allocated to each Fund for use of the line of credit were as follows:

                                                            AVERAGE DAILY LOAN        WEIGHTED AVERAGE
                                                                 BALANCE                INTEREST RATE           INTEREST EXPENSE
                                                            ------------------      ---------------------       ----------------
ABN AMRO Growth Fund .............................          $   3,648,444                   3.95%               $       6,688
Optimum Large Cap Opportunity Fund ...............              1,379,888                   3.84%                       2,286
Value Fund .......................................              8,431,633                   2.44%                       1,710
River Road Dynamic
   Equity Income Fund ............................                375,378                   4.68%                         438
Optimum Mid Cap Fund .............................              3,455,640                   3.60%                       1,723
Veredus Aggressive Growth
   Fund ..........................................              2,270,810                   4.13%                       2,535
River Road Small Cap Value
   Fund ..........................................                637,967                   4.77%                         762
ABN AMRO Real Estate Fund ........................              1,328,300                   2.32%                          86
Balanced Fund ....................................                937,765                   5.00%                       1,914

NOTE (I) REFLOW FUND LLC: The Veredus Aggressive Growth Fund may participate in the ReFlow Fund LLC program ("ReFlow"), which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund's net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales or when the shares have been outstanding for the holding limit of 28 days, whichever

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                                                                  APRIL 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

comes first. In return for this service, the Veredus Aggressive Growth Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

The costs to the Veredus Aggressive Growth Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund's short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

As of April 30, 2008, the Veredus Aggressive Growth Fund had not utilized
ReFlow.

NOTE (J) SUBSEQUENT EVENTS: - New Class: The Trust filed a Post-Effective Amendment to its Registration Statement on June 13, 2008 for the purpose of adding Class N shares for the Neptune International Fund. The new class commenced operations on June 18, 2008.

Fortis Investment Management NV/SA Transaction: On April 2, 2008, Fortis Investment Management NV/SA ("FIM - NV/SA") and Ping An Insurance (Group) Company of China Ltd. ("Ping An") entered into an agreement providing for Ping An to acquire a 50% (less one share) equity stake in FIM-NV/SA (the "FIM-NV/SA Transaction"). Currently FIM-NV/SA controls Fortis Investment Management USA, Inc. ("US RIA") and it is expected that AAAM will cease its separate existence and be merged into US RIA prior to the completion of the FIM-NV/SA Transaction. The FIM-NV/SA Transaction, if consummated as contemplated, would result in Ping An being deemed a control person of US RIA for purposes of the Investment Company Act of 1940, as amended, which would result in an automatic termination of the current investment advisory agreement between AAAM and ABN AMRO Investor Money Market Fund and the current sub-investment advisory agreements between Aston and AAAM with respect to ABN AMRO Global Real Estate Fund and ABN AMRO Real Estate Fund (collectively, the "Subadvised Funds").

On June 19, 2008, the Board of Trustees of Aston Funds voted to approve (i) a new investment advisory agreement with AAAM for ABN AMRO Investor Money Market Fund (the "new investment advisory agreement"), subject to shareholder approval,
(ii) an interim investment advisory agreement with AAAM for the ABN AMRO Investor Money Market Fund (the "interim advisory agreement"), and (iii) the continuation of the current sub-investment advisory agreements on behalf of the Subadvised Funds. The terms of the interim advisory agreement and the new investment advisory agreement are substantially the same as the current investment advisory agreement except for the term and termination provisions. Shareholders will receive additional information relating to the new investment advisory agreement by proxy statement. Shareholders of the Subadvised Funds will receive an information statement in accordance with the terms of a manager-of-managers exemptive order applicable to those Funds.

Fund Liquidations: The Board of Trustees of the Aston Funds has determined that the termination and liquidation of the Aston/TCH Investment Grade Bond Fund and Aston/McDonnell Municipal Bond Fund are in the best interests of each Fund and their respective shareholders. The estimated liquidation date of each Fund is on or about August 1, 2008.

144

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ADDITIONAL INFORMATION (UNAUDITED)

FORM N-Q: The Trust files complete schedules of portfolio holdings for the Funds with the Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q are available on the SEC's Web site at www.sec.gov and are available for review and copying at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 202 942-8090.

PROXY VOTING: Aston Funds' Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, which is available (i) upon request, without charge, by calling 800 992-8151; (ii) on Aston Funds' Web site at www.astonfunds.com; and (iii) on the SEC's Web site at www.sec.gov. Aston Funds' Proxy Voting Record for the most recent twelve-month period ended June 30 is available without charge (i) on the Funds' Web site at www.astonfunds.com; and (ii) on the SEC's Web site at www.sec.gov.

CHANGE IN INDEPENDENT PUBLIC ACCOUNTING FIRM - MONEY MARKET FUNDS OF THE TRUST:
On April 1, 2008, Ernst & Young LLP ("E&Y") resigned as the independent auditors for the Aston/ABN AMRO Investor Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Institutional Prime Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund and ABN AMRO Treasury Money Market Fund (each a "Money Market Fund" and collectively, the "Money Market Funds") for the fiscal year ended October 31, 2008. E&Y continues to serve as the independent auditors for the non-money market funds of the Trust. E&Y's audit reports on each Money Market Fund's financial statements for the fiscal years ended October 31, 2007 and October 31, 2006 contained no adverse opinion or disclaimer of opinion, nor were their reports qualified or modified as to uncertainty, audit scope or accounting principles. During each Money Market Fund's fiscal years ended October 31, 2007 and October 31, 2006 and the interim period commencing November 1, 2007 and ended April 1, 2008, (i) there were no disagreements between the Money Market Funds and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the financial statements for such years, and (ii) there were no "reportable events" of the kind described in
Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Trust's audit committee is in the process of selecting a new independent auditor for the Money Market Funds.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT WITH ASTON ASSET MANAGEMENT LLC WITH RESPECT TO THE ASTON/MONTAG & CALDWELL MID CAP GROWTH FUND, ASTON/CLARIVEST MID CAP GROWTH FUND, ASTON/CARDINAL MID CAP VALUE FUND, ASTON/BARINGS INTERNATIONAL FUND AND ASTON/SGA INTERNATIONAL SMALL-MID CAP FUND

At an in-person meeting on September 20, 2007, the Board of Trustees (the "Board") of Aston Funds (the "Trust"), including the Independent Trustees, determined that the terms of the Investment Advisory Agreement with Aston Asset Management LLC ("Aston") with respect to the Aston/Barings International Fund, Aston/Cardinal Mid Cap Value Fund, Aston/ClariVest Mid Cap Growth Fund, Aston/Montag & Caldwell Mid Cap Growth Fund and Aston/SGA International Small-Mid Cap Fund (each a "New Fund," and collectively, the "New Funds") are fair and reasonable and approved the Agreement for the New Funds as being in the best interests of each New Fund. In making such determinations, the Board, including the Independent Trustees, considered materials received and discussions held with respect to the approval of the Investment Advisory Agreement. The Independent Trustees met separately from the "interested" Trustee of the Trust and any officers of Aston or its affiliates to consider approval of the Investment Advisory Agreement with respect to each New Fund and were assisted by independent legal counsel in their deliberations.

In evaluating the Investment Advisory Agreement on behalf of each New Fund, the Board reviewed information regarding: (1) the nature, extent and quality of the services to be provided to the New Fund, including information regarding the personnel involved in the investment oversight process; (2) the advisory fees to be charged and estimated total expense ratio of the New Fund compared to a peer group of funds; (3) fee waivers or expenses to be reimbursed by the investment adviser and/or subadviser; and (4) potential benefits to be received by affiliates of the investment adviser from its relationship with the New Fund. In considering the

                                                                             145

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ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

Investment Advisory Agreement on behalf of each New Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered.

Nature, Quality and Extent of Services. The Board considered that Aston intends to manage each New Fund by delegating the day-to-day investment responsibility for managing each New Fund to a subadviser. The Board considered Aston's ability and procedures to monitor the performance of subadvisers, business practices and compliance policies and procedures. In this regard, the Board noted the responsibilities and experience of Aston personnel. The Board also noted the nature and quality of administration services currently provided by Aston to the Trust.

On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by Aston are expected to be satisfactory.

Expenses. The Board considered each New Fund's proposed management fee rate and total net expense ratio after contractual expense reimbursements. As a part of this analysis, the Board compared the proposed advisory fees and total net expenses to those of a relevant peer group for each New Fund. The Board concluded that the proposed advisory fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by Aston.

Costs and Profitability. With respect to the costs of services to be provided and profits to be realized by the investment adviser, the Board considered the resources involved in managing the New Funds in light of Aston's business model as well as fee waivers or expenses to be reimbursed under an Expense Reimbursement Agreement with Aston. The Board noted that, with respect to the New Funds, the adviser and subadviser each will generally bear 50% of any fee waivers or expense reimbursements subject, in some cases, to caps on the amount of contribution from a subadviser. Because the New Funds have not yet commenced operations, profitability information was not available. However, based upon projected asset size and the impact of fee waivers or expenses to be reimbursed by the investment adviser, the Board of Trustees concluded that profitability was not expected to be unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each New Fund grows. The Board considered the potential asset size of each New Fund, as well as the Expense Reimbursement Agreement, and concluded that at this time the potential for economies of scale are limited.

Other Benefits to the Investment Adviser. The Board also considered the nature and amount of fees to be paid by the New Funds for services to be provided by Aston for administration services. The Board also considered payments under the Rule 12b 1 distribution plan and noted that Aston currently does not intend to manage any of the Aston Funds directly and therefore will not benefit from the use of "soft" commission dollars to pay for research and brokerage services. The Board concluded that the advisory fees were reasonable taking into account any other benefits to be received by the Adviser from its relationship with the New Funds.

Conclusion. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for the New Funds, including the proposed advisory fee, were fair and reasonable, and that the Investment Advisory Agreement on behalf of the New Funds should be approved.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE SUB-INVESTMENT ADVISORY AGREEMENTS WITH RESPECT TO THE ASTON/MONTAG & CALDWELL MID CAP GROWTH FUND, ASTON/CLARIVEST MID CAP GROWTH FUND, ASTON/CARDINAL MID CAP VALUE FUND, ASTON/BARINGS INTERNATIONAL FUND AND ASTON/SGA INTERNATIONAL SMALL-MID CAP FUND

The Board of Trustees (the "Board") of the Aston Funds (the "Trust") approved a Sub-Investment Advisory Agreement (each a "Sub-Investment Advisory Agreement" and collectively, the "Sub-Investment Advisory Agreements") between Aston and each of the following subadvisers (each a "Subadviser," and collectively, the "Subadvisers"): (i) Baring International Investment Limited ("Barings") with respect to the Aston/Barings International Fund, (ii) Cardinal Capital Management, L.L.C. ("Cardinal") with respect to the Aston/Cardinal Mid Cap Value Fund, (iii) ClariVest Asset Management LLC ("ClariVest") with respect to the Aston/ClariVest Mid Cap Growth Fund, (iv) Montag & Caldwell, Inc. ("Montag & Caldwell") with respect to the Aston/Montag & Caldwell Mid Cap Growth Fund and

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(v) Strategic Global Advisors, LLC with respect to the Aston/SGA International
Small-Mid Cap Growth Fund (the foregoing funds each being referred to as a "New Fund," and collectively as the "New Funds") at an in-person meeting on September 20, 2007. The Independent Trustees met separately from the "interested" Trustee of the Trust and any officers of Aston, the Subadvisers or their affiliates to consider approval of each Sub-Investment Advisory Agreement and were assisted by independent legal counsel in their deliberations. Among the matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the Sub-Investment Advisory Agreements were the following:

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services expected to be provided under each Sub-Investment Advisory Agreement. The Board considered the reputation, qualifications and background of each proposed Subadviser. The Board also considered the investment approach of each Subadviser, the experience and skills of investment personnel responsible for the day-to-day investment management of each New Fund and the resources made available to such personnel. The Board noted that Montag & Caldwell currently manages other funds of the Trust, and took into account the quality of services provided to those funds. With respect to Barings, Cardinal and ClariVest, the Board considered composite performance information for accounts with similar investment strategies as the New Fund. The Board also considered Cardinal's performance record with respect to other products managed by the firm. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by each Subadviser are expected to be satisfactory.

Fees, Profitability and Economies of Scale. The Board considered the subadvisory fee rates under the Sub-Investment Advisory Agreements as well as the overall management fee structure of the New Funds. The Board considered that the subadvisory fee rates were negotiated at arm's length between Aston and each Subadviser, each an unaffiliated third party, and that Aston will compensate each Subadviser from its fees. As part of its review of the investment advisory agreement with Aston, the Board considered whether there will be economies of scale with respect to the overall fee structure of each New Fund and whether a New Fund will benefit from any economies of scale. The Board concluded that the proposed subadvisory fee rates were reasonable in light of the nature, quality and extent of services to be provided and that the economies of scale were limited at this time.

Other Benefits to the Subadviser. The Board also considered the character and amount of other incidental benefits received by the Subadvisers. The Board considered potential benefits to certain Subadvisers from the use of "soft dollars" to pay for research services generated by parties other than the executing broker dealer. The Board concluded that the subadvisory fees were reasonable taking into account any other benefits to be received by the Subadvisers from their relationship with the New Funds.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of each Sub-Investment Advisory Agreement are fair and reasonable, and that the approval of each Sub-Investment Advisory Agreement is in the best interests of each New Fund. No single factor was determinative in the Board's analysis.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE ASTON/ABN AMRO INVESTOR MONEY MARKET FUND IN CONNECTION WITH THE ABN AMRO TRANSACTION

The Board of Trustees of Aston Funds (the "Board") considered information received and discussions held at its October 16, 2007 and December 20, 2007 in-person meetings regarding the tender offer for substantially all of the shares of ABN AMRO Holdings N.V. ("ABN AMRO") and resulting change in control, as well as the anticipated restructuring of ABN AMRO. The Board considered that the change in control of ABN AMRO resulted in the termination of the previous investment advisory agreement with ABN AMRO Asset Management, Inc. ("AAAM") (the "Previous Investment Advisory Agreement"). The Board further considered that, subject to regulatory approvals, the asset management businesses of ABN AMRO will be acquired by Fortis N.V., and that it is anticipated that AAAM will be merged into a Fortis subsidiary through a series of transactions that are expected to be completed in 2008 (together with the tender offer, the "Transaction"). In anticipation of the termination of the Previous Investment Advisory Agreement, the Board approved an interim investment advisory agreement with AAAM at its October 16, 2007 meeting. The initial term of the interim investment advisory agreement was set to expire the earlier of March 15, 2008 or the effective date of a new investment advisory agreement.

                                                                             147

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ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

At its December 20, 2007 meeting, the Board, including the Independent Trustees, determined that the terms of the new Investment Advisory Agreement (a "New Investment Advisory Agreement") with AAAM, or its successor from the Transaction, with respect to Aston/ABN AMRO Investor Money Market Fund ("the Fund"), are fair and reasonable and approved the New Investment Advisory Agreement, including any additional assignment that may be deemed to occur as a result of the Transaction, for the Fund as being in the best interests of the Fund. The Independent Trustees met separately from the "interested" Trustee of the Trust to consider the approval of the New Investment Advisory Agreement for the Fund and were assisted by independent legal counsel in their deliberations.

In determining whether to approve the New Investment Advisory Agreement for the Fund, the Board received information and made inquiries into all matters deemed relevant and considered the following factors, among others:

      - AAAM and Fortis N.V. believe that the combination of the assets, personnel and resources of the two organizations could result in potential benefits to the Fund over the long-term;

      - AAAM and Fortis N.V. have put in place a transition plan to retain key investment personnel during the integration period, and the portfolio managers and investment personnel for the Fund are not expected to change as a result of the Transaction;

      - The investment approach that has been employed for the Fund will remain the same following the Transaction; and

      - The New Investment Advisory Agreement with AAAM will be substantially the same as the Previous Investment Advisory Agreement, and the investment advisory fee rate will remain the same; and

      - AAAM has undertaken to bear all costs of the Fund relating to the Transaction, including the costs of preparing, printing and mailing a Proxy Statement to shareholders of the Fund and related solicitation expenses.

In making its determinations, the Board, including all of the Independent Trustees, also reviewed information regarding: (i) the nature, extent and quality of the services to be provided; (ii) the advisory fee charged and information regarding the expense ratios of the Fund; (iii) fee waivers or expenses to be reimbursed; and (iv) potential benefits to be received by affiliates of the investment adviser. In considering the New Investment Advisory Agreement on behalf of the Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. Among other matters considered by the Board, including the Independent Trustees, in connection with its approval of the New Investment Advisory Agreement for the Fund were the following:

Nature, Quality and Extent of Services. The Board considered the impact of the Transaction on the nature, extent and quality of services to be provided under the New Investment Advisory Agreement. The Board considered the investment performance of the Fund and the previous investment experience of the Fund portfolio managers. The Board noted that the investment strategy and philosophy of the investment adviser with respect to the Fund are expected to remain the same following the Transaction. The Board also noted that the portfolio management team was expected to remain substantially the same following the Transaction. The Board also considered that the New Investment Advisory Agreement would be the same in all substantive respects as the Previous Investment Advisory Agreement. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by AAAM following the Transaction are expected to continue to be satisfactory with respect to the Fund.

Expenses. The Board of Trustees considered the Fund's management fee rate, estimated operating fees and total expense ratio. The Board noted that the fee rates under the New Investment Advisory Agreement are identical to the fee rates under the Previous Investment Advisory Agreement. As a part of this analysis, the Board considered the investment advisory fee to be paid by the Fund to AAAM as well as fee waivers or expenses to be reimbursed by AAAM and compared the gross and net advisory fees and estimated total expenses to those of a relevant peer group based on information and data supplied by Lipper Inc. In each case, the Board concluded that the advisory fee was reasonable and appropriate in amount given the nature, quality and extent of services provided.

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ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

Costs and Profitability. With respect to the costs of services provided and profits by the investment adviser, the Board considered the resources involved in managing the Funds as well as fee waivers or expenses to be reimbursed by the investment adviser. The Board received information regarding the profitability of AAAM and received confirmation that the Transaction was not expected to have a material impact on profitability. Based upon anticipated asset size and the impact of fee waivers or expenses to be reimbursed by the investment adviser, the Board concluded that profitability was not expected to be unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized. The Board reviewed the Fund expense ratios giving effect to fee waivers or expenses reimbursed by the investment adviser, and considered the asset size of the Fund. The Board concluded that at this time, the potential for economies of scale are limited.

Other Benefits to the Investment Adviser. The Board also considered the character and amount of other incidental benefits received by AAAM and its affiliates. The Board considered that the investment adviser generally does not use portfolio brokerage transactions to pay for research services generated by third parties for the Fund. The Board concluded that any incidental benefits to be received by AAAM and its affiliates from its relationship with the Fund are expected to be reasonable.

Conclusion. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the New Investment Advisory Agreement, including the proposed advisory fees, were fair and reasonable, and that the New Investment Advisory Agreement on behalf of the Fund should be approved.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE CONTINUATION OF CERTAIN SUB-INVESTMENT ADVISORY AGREEMENTS IN CONNECTION WITH THE ABN AMRO TRANSACTION

The Board of Trustees (the "Board") of Aston Funds (the "Trust") considered information received and discussions held at its October 16, 2007 and December 20, 2007 in-person meetings regarding the Transaction. The Board considered that the change in control of ABN AMRO Holdings N.V. ("ABN AMRO") resulted in the termination of the previous sub-investment advisory agreements (the

"Previous Sub-Investment Advisory Agreements") between Aston Asset Management LLC ("Aston") and the following subadvisers (each a "Subadviser," and collectively, the "Subadvisers") on behalf of the following funds (each a "Fund" and collectively, the "Funds"):

FUND                              SUBADVISER
----                              -----------
Aston/ABN AMRO                    ABN AMRO Asset
   Real Estate Fund               Management, Inc.
                                  ("AAAM")
Aston/ABN AMRO
   Global Real Estate Fund

Aston/Montag & Caldwell           Montag and Caldwell, Inc.
   Balanced Fund                  ("Montag & Caldwell")
Aston/Montag & Caldwell
   Growth Fund
Aston/Montag & Caldwell
   Mid Cap Growth Fund*

Aston/River Road Dynamic          River Road Asset
   Equity Income Fund             Management, LLC
                                  ("River Road")

Aston/River Road Small
   Cap Value Fund
Aston/River Road Small
   Mid Cap Fund

Aston/Veredus Aggressive          Veredus Asset
   Growth Fund                    Management LLC
                                  ("Veredus")
Aston/Veredus SciTech Fund
Aston/Veredus Select
   Growth Fund

----------
* The Board of Trustees approved a Sub-Investment Advisory Agreement on behalf of the Fund at its September 20, 2007 meeting. The Fund did not commence operations until November 2007 and the Agreement did not take effect. As discussed below, the Board of Trustees considered and approved new Sub-Investment Advisory Agreements at its October 16, 2007.

In anticipation of the termination of the Previous Sub-Investment Advisory Agreements, the Board approved new sub-investment advisory agreements between Aston and the current Subadviser, as shown above (each a "New Sub-Investment Advisory Agreement" and collectively, the "New Sub-Investment Advisory Agreements") at its October 16, 2007 meeting.

At its December 20, 2007 meeting, the Board, including the Independent Trustees, determined that the terms of each New Sub-Investment Advisory Agreement continued

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to be fair and reasonable and approved the continuation of the New
Sub-Investment Advisory Agreement, including any additional assignment that may be deemed to occur as a result of remaining steps of the Transaction, for each Fund as being in the best interests of the Fund. The Independent Trustees met separately from the "interested" Trustee of the Trust and any officers of Aston, the Subadvisers or its affiliates at both the October 16, 2007 meeting and the December 20, 2007 meeting as part of their consideration of the New Sub-Investment Advisory Agreement for each Fund and were assisted by independent legal counsel in their deliberations.

In determining whether to approve the continuation of the New Sub-Investment Advisory Agreement with respect to each Fund, the Board received information and made inquiries into all matters deemed relevant and considered the following factors, among others:

      - whether the personnel of each Subadviser, including management and investment personnel, will remain the same after the restructuring and whether there are sufficient incentives in place to retain key personnel during the completion of the Transaction;

      - whether the change of control will result in any change in the scope, nature or quality of services provided to the Funds by each Subadviser;

      - whether the change of control will change the resources, focus, culture or operations of each Subadviser; and

      - whether the change in control will have any impact on Aston's plans for the Funds, including any proposals to merge or liquidate any Fund.

The Board also considered that ABN AMRO had undertaken to bear all of the Funds' costs related to the Transaction, including the costs of preparing, printing and mailing an Information Statement to shareholders of the Funds.

In making its determinations, the Board, including all of the Independent Trustees, also reviewed materials provided by Aston and each Subadviser including information regarding: (i) the nature, extent and quality of the services to be provided; (ii) the sub-advisory fee charged and information regarding the expense ratios of the Funds; (iii) fee waivers or expenses to be reimbursed; and (iv) potential benefits received by affiliates of the Subadviser. The Board also determined that it was appropriate to take into consideration the extensive information received throughout the year regarding the performance and operating results of each Fund, given the continuity of portfolio management expected following the Transaction. In considering the New Sub-Investment Advisory Agreement on behalf of each Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. Among other matters considered by the Board, including the Independent Trustees, in connection with its approval and subsequent continuation of the New Sub-Investment Advisory Agreement for each Fund were the following:

Nature, Quality and Extent of Services. The Board considered the impact of the Transaction on the nature, extent and quality of services expected to be provided under each New Sub-Investment Advisory Agreement. With respect to AAAM, the Board considered that the Transaction is expected to result in the integration of ABN AMRO's asset management businesses into Fortis N.V., and would likely have a significant impact on the organization, including its personnel, culture and operations. Accordingly, the Board considered information regarding the resources of the combined entity, the plans for integrating the two businesses and plans put in place by management to retain key management and investment personnel during and following the completion of the Transaction. On the basis of information available, the Board determined that the nature, quality and extent of services was expected to continue to be satisfactory with respect to each Fund.

With respect to each of Montag & Caldwell, River Road and Veredus, the Board considered that the Transaction was not likely to have a material impact on the operations of the organization and that each organization was expected to continue to operate relatively independently from Fortis N.V. following completion of the Transaction. The Board considered that the investment approach of each Subadviser, and the experience and skills of investment personnel responsible for the day-to-day management of the Funds, were not expected to change as a result of the Transaction. The Board also considered that these Subadvisers would not be combined with Fortis N.V. and the Transaction was not expected to impact management of the Subadviser. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services anticipated to be provided by each

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Subadviser are expected to continue to be satisfactory with respect to each
Fund.

Fees, Profitability and Economies of Scale. The Board considered the subadvisory fee rates under each New Sub-Investment Advisory Agreement as well as the overall management fee structure of the Funds. The Board considered that the subadvisory fee rates would not change as a result of the Transaction, and were negotiated at arm's length between Aston and each Subadviser, two unaffiliated parties, and that Aston will compensate the Subadviser from its fees. The Board concluded that additional economies of scale were not expected to result from the Transaction at this time.

Other Benefits to the Subadviser. The Board also considered the character and amount of other incidental benefits received by each Subadviser. The Board considered information previously received regarding the potential benefits from the use of "soft dollars," noting that certain Subadvisers generally do not use portfolio brokerage transactions to pay for third party research services. The Board concluded that any incidental benefits to be received by the Subadvisers from their relationship with the Funds are expected to continue to be reasonable following the Transaction.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the New Sub-Investment Advisory Agreement dated October 17, 2007 with respect to each Fund are fair and reasonable, and that the approval of each New Sub-Investment Advisory Agreement and the continuance thereof as of December 20, 2007 in connection with any additional assignment that may be deemed to occur in connection with the Transaction is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE SUB-INVESTMENT ADVISORY AGREEMENTS FOR ASTON/ABN AMRO GROWTH FUND AND THE EQUITY COMPONENT OF ASTON BALANCED FUND IN CONNECTION WITH THE ABN AMRO TRANSACTION

The Board of Trustees (the "Board") of the Aston Funds (the "Trust") considered information received and discussions held at its October 16, 2007 and December 20, 2007 in-person meetings regarding the Transaction. The Board considered that the change in control of ABN AMRO Holdings N.V. ("ABN AMRO") resulted in the termination of the previous sub-investment advisory agreements (the "Previous Sub-Investment Advisory Agreements") between Aston and ABN AMRO Asset Management, Inc. ("AAAM") on behalf of Aston/ABN AMRO Growth Fund and the equity portion of Aston Balanced Fund (each a "Fund" and collectively, the "Funds"). Based on information available at its October 16, 2007 meeting, the Board, including the Independent Trustees, determined that it was in the best interests of each Fund and its shareholders to retain AAAM as Subadviser at that time with respect to each Fund in light of the imminent termination of the Previous Sub-Investment Advisory Agreement as of October 17, 2007. Accordingly, Aston entered into a new Sub-Investment Advisory Agreement with AAAM with respect to each Fund as of October 17, 2007.

At its December 20, 2007 meeting, the Board received additional information regarding the Transaction provided by Fortis N.V. and AAAM. In determining whether to approve the continuation of the Sub-Investment Advisory Agreement with AAAM with respect to each Fund, the Board received information and made inquiries into all matters deemed relevant and considered the following factors, among others:

      - whether the personnel of the Subadviser, including management and investment personnel, will remain the same after the restructuring and whether there are sufficient incentives in place to retain key personnel during the completion of the Transaction;

      - whether the change of control will result in any change in the scope, nature or quality of services provided to the Funds by the Subadviser;

      - whether the change of control will change the resources, focus, culture or operations of the Subadviser; and

      - whether the change in control will have any impact on Aston's plans for the Funds, including any proposals to merge or liquidate any Fund.

The Board also considered that ABN AMRO had undertaken to bear all of the Funds' costs related to the Transaction.

At the December meeting, the Board considered additional information regarding the impact of the Transaction on AAAM, including in particular, that the portfolio management team for the Funds would not

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continue to be employed by AAAM following the Transaction. The Board received information regarding Fortis N.V., including its capabilities as a domestic growth manager.

In preparation for the December meeting, the Independent Trustees requested that management pro vide information regarding other options for the Funds, including other potential subadvisers, in light of the con tinuing underperformance of those Funds. The Board noted that it had been monitoring the underperformance by the Subadviser and was reviewing remedial steps taken to improve performance. The Board, including the Independent Trustees, evaluated information regarding three alternative subadviser candidates that had been provided by Aston at the request of the Independent Trustees. Information was provided with respect to three managers that currently serve as subadvisers to one or more Aston Funds and included an analysis of their respective qualifications to serve as subadviser to the Funds. The Board considered, among other factors, short- and long-term performance records, similarity of investment styles, differences in portfolio turnover, and capacity. The Board also considered the benefits of retaining a subadviser that is already managing a Fund within the Trust, rather than a new third party manager, in light of the shareholder base of these Funds.

At its December meeting, the Board, including the Independent Trustees, determined that it was in the best interests of each Fund and its shareholders to terminate AAAM as the Subadviser for each Fund and to engage Montag & Caldwell, Inc. ("Montag & Caldwell") as the new Subadviser for each Fund effective as of January 1, 2008. The Board, including the Independent Trustees, determined that the terms of each New Sub-Investment Advisory Agreement between Aston and Montag & Caldwell were fair and reasonable and approved the New Sub-Investment Advisory Agreement, including any additional assignment that may be deemed to occur as a result of remaining steps of the Transaction, for each Fund as being in the best interests of the Fund. The Independent Trustees met separately from the "inter ested" Trustee of the Trust and any officers of Aston, the Subadvisers or its affiliates at both the October 16, 2007 meeting and the December 20, 2007 meeting as part of their consideration of the subadvisory agreements for each Fund and were assisted by independent legal counsel in their deliberations.

In making its determinations, the Board, including all of the Independent Trustees, discussed the information it had received from Aston, Fortis N.V. and AAAM and reviewed information regarding: (i) the nature, extent and quality of the services to be provided; (ii) the sub-advisory fee charged and information regarding the expense ratios of the Funds; (iii) fee waivers or expenses to be reimbursed; and (iv) potential benefits received by affiliates of the Subadviser. In considering the New Sub-Investment Advisory Agreement between Aston and Montag & Caldwell on behalf of each Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. Among other matters considered by the Board, including the Independent Trustees, in connection with its approval and subsequent continuation of the New Sub-Investment Advisory Agreement for each Fund were the following:

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services expected to be provided under the New Sub-Investment Advisory Agreement. The Board considered the reputation, qualifications, background, investment approach and experience and skills of investment personnel of Montag & Caldwell, as well as the resources that it makes available to its investment personnel. The Board reviewed the performance of other mutual funds and separate accounts with similar investment objectives and policies as those of the Funds. The Board considered its familiarity with the capabilities of Montag & Caldwell, Montag & Caldwell's longstanding relationship with the Aston Funds and its favorable performance with respect to other Aston Funds with similar investment styles. On the basis of this information, the Board determined that the nature, quality and extent of services to be provided by Montag & Caldwell are expected to be satisfactory.

Fees, Profitability and Economies of Scale. The Board considered the subadvisory fee rates under the New Sub-Investment Advisory Agreements as well as the overall management fee structure of the Funds. The Board considered that the subadvisory fee rates would not change as a result of changing Subadvisers and were negotiated at arm's length between Aston and Montag & Caldwell, and that Aston will compensate the Subadviser from its fees. The Board also considered that the hiring of Montag & Caldwell, rather than a manager with no prior connection with the Trust and its shareholders, may have a positive impact on each Fund's ability to retain assets. The Board concluded that additional economies of scale were not available at this time.

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Other Benefits to the Subadviser. The Board also considered the character and amount of other incidental benefits received by the Subadviser. The Board considered information previously received regarding the potential benefits from the use of "soft dollars." The Board concluded that any incidental benefits to be received by the Subadviser from its relationship with the Funds are expected to be reasonable.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the New Sub-Investment Advisory Agreement with each Fund are fair and reasonable, and that the approval of the New Sub-Investment Advisory Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT WITH ASTON ASSET MANAGEMENT LLC WITH RESPECT TO THE ASTON/SMART ALLOCATION ETF FUND AND THE ASTON/MB ENHANCED EQUITY INCOME FUND

At an in-person meeting on December 20, 2007, the Board of Trustees (the "Board") of Aston Funds (the "Trust"), including the Independent Trustees, determined that the terms of the Investment Advisory Agreement with Aston Asset Management LLC ("Aston") with respect to the Aston/Smart Allocation ETF Fund and Aston/MB Enhanced Equity Income Fund (each a "New Fund," and collectively, the "New Funds") are fair and reasonable and approved the Investment Advisory Agreement for each New Fund as being in the best interests of the New Fund. In making such determinations, the Board, including the Independent Trustees, considered materials received and discussions held at this meeting and the September meeting with respect to the approval of each Investment Advisory Agreement. The Independent Trustees met separately from the "interested" Trustee of the Trust and any officers of Aston or its affiliates to consider approval of the Investment Advisory Agreement with respect to each New Fund and were assisted by independent legal counsel in their deliberations.

In evaluating the Investment Advisory Agreement on behalf of each New Fund, the Board reviewed information regarding: (1) the nature, extent and quality of the services to be provided to the New Fund, including information regarding the personnel involved in the investment oversight process; (2) the advisory fees to be charged and estimated total expense ratio of the New Fund compared to a peer group of funds; (3) fee waivers or expenses to be reimbursed by the investment adviser and/or subadviser; and (4) potential benefits to be received by affiliates of the investment adviser from its relationship with the New Fund. In considering the Investment Advisory Agreement on behalf of each New Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered.

Nature, Quality and Extent of Services. The Board considered that Aston intends to manage each New Fund by delegating the day-to-day investment responsibility for managing each New Fund to a subadviser. The Board considered Aston's ability and procedures to monitor the performance of subadvisers, business practices and compliance policies and procedures. In this regard, the Board noted the responsibilities and experience of Aston personnel. The Board also noted the nature and quality of administration services currently provided by Aston to the Trust. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by Aston are expected to be satisfactory.

Expenses. The Board considered each New Fund's proposed management fee rate and total net expense ratio after contractual expense reimbursements and fee waivers. As a part of this analysis, the Board compared the proposed advisory fees and total net expenses to those of a relevant peer group for each New Fund. The Board concluded that the proposed advisory fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by Aston.

Costs and Profitability. With respect to the costs of services to be provided and profits to be realized by the investment adviser, the Board considered the resources involved in managing the New Funds in light of Aston's business model as well as fee waivers or expenses to be reimbursed under an Expense Reimbursement Agreement with Aston. The Board noted that, with respect to the New Funds, the adviser and subadviser each generally will bear 50% of any fee waivers or expense reimbursements. Because the New Funds have not yet commenced operations, profitability information was not available. However, based upon projected asset size and the impact of fee waivers or expenses to be reimbursed by the investment adviser, the Board of Trustees concluded that profitability was not expected to be unreasonable.

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Economies of Scale. The Board considered the extent to which economies of scale would be realized as each New Fund grows. The Board considered the potential asset size of each New Fund, as well as the Expense Reimbursement Agreement, and concluded that at this time the potential for economies of scale are limited.

Other Benefits to the Investment Adviser. The Board also considered the nature and amount of fees to be paid by the New Funds for services to be provided by Aston for administration services. The Board also considered payments under the Rule 12b 1 distribution plan and noted that Aston currently does not intend to manage any of the Aston Funds directly and therefore will not benefit from the use of "soft" commission dollars to pay for research and brokerage services. The Board concluded that the advisory fees were reasonable taking into account any other benefits to be received by the Adviser from its relationship with the New Funds.

Conclusion. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for the New Funds, including the proposed advisory fee, were fair and reasonable, and that the Investment Advisory Agreement on behalf of each New Fund should be approved.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE SUB-INVESTMENT ADVISORY AGREEMENTS WITH RESPECT TO THE ASTON/SMART ALLOCATION ETF FUND AND THE ASTON/MB ENHANCED EQUITY INCOME FUND

The Board of Trustees (the "Board") of the Aston Funds (the "Trust") approved a Sub-Investment Advisory Agreement (each a "Sub-Investment Advisory Agreement" and collectively, the "Sub-Investment Advisory Agreements") between Aston and each of the following subadvisers (each a "Subadviser," and collectively, the "Subadvisers"): (i) Smart Portfolios, LLC ("Smart") with respect to the Aston/Smart Allocation ETF Fund and (ii) MB Investment Partners, Inc. ("MB") with respect to the Aston/MB Enhanced Equity Income Fund (each a "New Fund," and collectively the "New Funds") at an in-person meeting on December 20, 2007. The Independent Trustees met separately from the "interested" Trustee of the Trust and any officers of Aston, the Subadvisers or their affiliates to consider approval of each Sub-Investment Advisory Agreement and were assisted by independent legal counsel in their deliberations. Among the matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the Sub-Investment Advisory Agreements were the following:

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services expected to be provided under each Sub-Investment Advisory Agreement. The Board considered the reputation, qualifications and background of each proposed Subadviser. The Board also considered the investment approach of each Subadviser, the experience and skills of investment personnel responsible for the day-to-day investment management of each New Fund and the resources made available to such personnel. The Board also considered each subadviser's experience with institutional and/or separate accounts. With respect to MB, the Board considered composite performance information for accounts with similar investment strategies as the New Fund. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by each Subadviser are expected to be satisfactory.

Fees, Profitability and Economies of Scale. The Board considered the subadvisory fee rates under the Sub-Investment Advisory Agreements as well as the overall management fee structure of the New Funds. The Board considered that the subadvisory fee rates were negotiated at arm's length between Aston and each Subadviser, each an unaffiliated third party, and that Aston will compensate each Subadviser from its fees. As part of its review of the investment advisory agreement with Aston, the Board considered whether there will be economies of scale with respect to the overall fee structure of each New Fund and whether a New Fund will benefit from any economies of scale.

The Board concluded that the proposed subadvisory fee rates were reasonable in light of the nature, quality and extent of services to be provided and that the economies of scale were limited at this time.

Other Benefits to the Subadviser. The Board also considered the character and amount of other incidental benefits received by the Subadvisers. The Board considered potential benefits to certain Subadvisers from the use of "soft dollars" to pay for research services generated by parties other than the executing broker dealer. The Board concluded that the subadvisory fees were reasonable taking into account any other benefits to be received by the Subadvisers from their relationship with the New Funds.

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Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of each Sub-Investment Advisory Agreement are fair and reasonable, and that the approval of each Sub-Investment Advisory Agreement is in the best interests of each New Fund. No single factor was determinative in the Board's analysis.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT WITH ASTON ASSET MANAGEMENT LLC IN CONNECTION WITH THE ANNUAL CONSIDERATION OF THE INVESTMENT ADVISORY AGREEMENTS

At an in-person meeting on December 20, 2007, the Board of Trustees (the "Board") of Aston Funds (the "Trust"), including the Independent Trustees, determined that the terms of the Investment Advisory Agreements (each an "Investment Advisory Agreement" and collectively, the "Investment Advisory Agreements") between the Trust and Aston Asset Management LLC ("Aston") with respect to Aston Balanced Fund, Aston Value Fund, Aston/ABN AMRO Growth Fund, Aston/McDonnell Municipal Bond Fund, Aston/ABN AMRO Real Estate Fund, Aston/Montag & Caldwell Balanced Fund, Aston/Montag & Caldwell Growth Fund, Aston/Optimum Mid Cap Fund, Aston/Optimum Large Cap Opportunity Fund, Aston/River Road Dynamic Equity Income Fund, Aston/River Road Small Cap Value Fund, Aston/River Road Small-Mid Cap Fund, Aston/TAMRO Large Cap Value Fund, Aston/TAMRO Small Cap Fund, Aston/TCH Fixed Income Fund, Aston/TCH Investment Grade Bond Fund, Aston/Veredus Aggressive Growth Fund, Aston/Veredus SciTech Fund, and Aston/Veredus Select Growth Fund (each a "Fund" and collectively, the "Funds") continued to be fair and reasonable and approved the continuation of the Investment Advisory Agreement for each Fund as being in the best interests of the Fund. In making such determinations, the Board, including the Independent Trustees, considered materials received and discussions held with respect to the continuation of each Investment Advisory Agreement at meetings in September and December. The Independent Trustees met separately from the "interested" Trustee of the Trust and any officers of Aston or its affiliates to consider the continuation of each Investment Advisory Agreement with respect to each Fund and were assisted by independent legal counsel in their deliberations.

In evaluating each Investment Advisory Agreement on behalf of each Fund, the Board reviewed information regarding: (1) the nature, extent and quality of the services to be provided to the Funds, including information regarding the personnel involved in the investment oversight process; (2) the advisory fees charged and total expense ratios of the Funds compared to a peer group of funds compiled by Lipper, Inc. ("Lipper"); (3) fee waivers or expenses to be reimbursed by the investment adviser and/or subadviser; and (4) potential benefits to be received by affiliates of the investment adviser from its relationship with the Funds. In considering the Investment Advisory Agreement on behalf of each Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services provided under the Investment Advisory Agreements. The Board considered that Aston manages each Fund by delegating the day-to-day investment responsibility for managing each Fund to a subadviser. The Board considered Aston's ability and procedures to monitor the performance of subadvisers, business practices and compliance policies and procedures. In this regard, the Board noted the responsibilities and experience of Aston personnel, the resources made available to such personnel, the ability of Aston to attract and retain high quality personnel and the organizational depth and stability of Aston. It also reviewed each Fund's investment performance over short-term and long-term periods, and reviewed that performance as compared to a relevant peer group of mutual funds compiled by Lipper and an appropriate index. The Board considered whether investment results were consistent with each Fund's investment objectives and policies. On the basis of this evaluation and its ongoing review of operations, the Board concluded that the nature, quality and extent of services provided by Aston historically have been and continue to be satisfactory. With respect to Aston/ABN AMRO Growth Fund and the equity portion of Aston Balanced Fund, the Board noted the relatively poor performance of the Funds, but took into account the termination of the current subadviser and the engagement of a new subadviser effective as of January 1, 2008. With respect to all other Funds of the Trust, the Board concluded that the performance of each Fund over time was satisfactory.

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Fees and Expenses. The Board considered each Fund's management fee rate, operating expenses and total expense ratio, and compared this information to the fees and expenses of a peer group based on information and data supplied by Lipper. As a part of this analysis, the Board considered the investment advisory fee paid by each Fund and the fees waived or expenses reimbursed by Aston and/or a subadviser and compared the gross and net advisory fees to those of a peer group. The Board also considered the advisory fees charged by Aston to other mutual fund and separate account clients, but noted that in many cases the services provided were not comparable. On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by Aston.

Costs and Profitability. The Board considered certain financial information and statistics related to the costs and profitability of Aston's advisory agreements with the Funds in light of Aston's business model, as well as fee waivers or expenses to be reimbursed, as applicable. The Board noted that for certain funds, Aston and the subadviser generally will each bear 50% of any fee waivers or expense reimbursements. This information was provided by Aston, contained a number of estimates and allocations and had not been audited or independently verified. Because the Board recognized the inherently subjective nature of profitability analysis, this information was utilized as an approximate rather than a definitive measure of profitability. The Board considered that Aston must be able to compensate its employees at competitive rates in order to attract and retain high quality personnel to provide high quality services to the Funds. Based on the information provided, the Board concluded that the profits realized by Aston in connection with the management of the Funds were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. The Board considered the size of the Funds, any breakpoints in fees, and the nature of the asset class and any capacity limits. The Board concluded that the management fee schedule reflects an appropriate level of sharing of any economies of scale.

Other Benefits to the Investment Adviser. The Board considered the character and amount of other incidental benefits received by Aston as a result of its relationship with the Funds. The Board also considered the nature and amount of fees to be paid by the Funds for services provided by Aston for administration services. The Board also considered payments under the Rule 12b-1 distribution plan and noted that Aston does not manage any of the Aston Funds directly and therefore will not benefit from the use of "soft" commission dollars to pay for research and brokerage services. The Board concluded that any incidental benefits to be received by Aston from its relationship with the Funds are expected to be reasonable and that the advisory fees were reasonable taking into account any other benefits to be received by the Adviser.

Conclusion. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board of Trustees, including all of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for each Fund including the advisory fees were fair and reasonable, and that the Investment Advisory Agreement on behalf of each Fund should be approved

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE SUB-INVESTMENT ADVISORY AGREEMENTS IN CONNECTION WITH THE ANNUAL CONSIDERATION OF THE SUB-ADVISORY AGREEMENTS

At an in-person meeting on December 20, 2007, the Board of Trustees (the "Board") of the Aston Funds (the "Trust") determined that the terms of the Sub-Investment Advisory Agreements (each a "Sub-Investment Advisory Agreement" and collectively, the "Sub-Investment Advisory Agreements") between Aston and each of the following subadvisers (each a "Subadviser," and collectively, the "Subadvisers"): (i) McDonnell Investment Management, LLC ("McDonnell") with respect to Aston/McDonnell Municipal Bond Fund, (ii) MFS Institutional Advisors Inc. ("MFS") with respect to Aston Value Fund, (iii) Optimum Investment Advisors, LLC ("Optimum") with respect to Aston/Optimum Large Cap Opportunity Fund and Aston/Optimum Mid Cap Fund, and (iv) Taplin, Canida & Habacht Inc. ("Taplin") with respect to Aston/TCH Investment Grade Bond Fund, Aston/TCH Fixed Income Fund and the fixed income portion of Aston Balanced Fund (the foregoing funds each being referred to as a "Fund," and collectively as the "Funds") continued to be fair and reasonable and approved the continuation of the Sub-Investment Advisory Agreement for each Fund as being in the best interests of the Fund. In making such determinations, the Board, including the Independent Trustees, considered

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materials received and discussions held with respect to the continuation of each Sub-Investment Advisory Agreement at meetings in September and December. The Independent Trustees met separately from the "interested" Trustee of the Trust and any officers of Aston or its affiliates to consider the continuation of each Sub-Investment Advisory Agreement with respect to each Fund and were assisted by independent legal counsel in their deliberations. Among the matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Investment Advisory Agreements were the following

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services provided under the Sub-Investment Advisory Agreements. The Board considered the experience and skills of senior management and investment personnel of each Subadviser, the resources made available to such personnel, the ability of each Subadviser to attract and retain high-quality personnel, and the organizational depth and stability of each Subadviser. It also reviewed each Fund's investment performance over short-term and long-term periods, and reviewed that performance as compared to a relevant peer group of mutual funds compiled by Lipper Inc. and to an appropriate index. The Board considered whether investment results were consistent with each Fund's investment objectives and policies.

On the basis of this evaluation and its ongoing review of operations, the Board concluded that the nature, quality and extent of services provided by each Subadviser historically have been and continue to be satisfactory, and that the performance of each Fund over time was satisfactory.

Fees, Profitability and Economies of Scale. The Board considered the subadvisory fee rates under the Sub-Investment Advisory Agreements as well as the overall management fee structure of the Funds. The Board considered that the subadvisory fee rates were negotiated at arm's length between Aston and each Subadviser, each an unaffiliated third party, and that Aston will compensate each Subadviser from its fees. With respect to the Aston/Optimum Mid Cap Fund, the Board considered the proposed changes to the subadvisory fee schedule in light of the additional resources required to manage the Fund. As part of its review of the investment advisory agreement with Aston, the Board considered whether there will be economies of scale with respect to the overall fee structure of each Fund and whether a Fund will benefit from any economies of scale. The Board concluded that the proposed subadvisory fee rates were reasonable in light of the nature, quality and extent of services provided and that the economies of scale were limited at this time.

Other Benefits to the Subadviser. The Board also considered the character and amount of other incidental benefits received by the Subadvisers. The Board considered potential benefits to certain Subadvisers from the use of "soft dollars" to pay for research services generated by parties other than the executing broker dealer. The Board concluded that the subadvisory fees were reasonable taking into account any other benefits to be received by the Subadvisers from their relationship with the Funds.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of each Sub-Investment Advisory Agreement are fair and reasonable, and that the continuance of each Sub-Investment Advisory Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT WITH RESPECT TO THE ASTON/NEW CENTURY ABSOLUTE RETURN ETF FUND

At an in-person meeting on February 17, 2008, the Board of Trustees (the "Board") of Aston Funds (the "Trust"), including the Independent Trustees, determined that the terms of the Investment Advisory Agreement with Aston Asset Management LLC ("Aston") with respect to the Aston/New Century Absolute Return ETF Fund (the "New Fund") are fair and reasonable and approved the Investment Advisory Agreement for the New Fund as being in the best interests of the New Fund. In making such determinations, the Board, including the Independent Trustees, considered materials received and discussions held with respect to the approval of the Investment Advisory Agreement at the February meeting and prior meetings. The Independent Trustees met separately from the "interested" Trustee of the Trust and any officers of Aston or its affiliates to consider approval of the Investment Advisory Agreement with respect to the New Fund and were assisted by independent legal counsel in their deliberations.

In evaluating the Investment Advisory Agreement on behalf of the New Fund, the Board reviewed information

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ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

regarding: (1) the nature, extent and quality of the services to be provided to the New Fund, including information regarding the personnel involved in the investment oversight process; (2) the advisory fees to be charged and estimated total expense ratio of the New Fund compared to a peer group of funds; (3) fee waivers or expenses to be reimbursed by the investment adviser and/or subadviser; and (4) potential benefits to be received by affiliates of the investment adviser from its relationship with the New Fund. In considering the Investment Advisory Agreement on behalf of the New Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered.

Nature, Quality and Extent of Services. The Board considered that Aston intends to manage the New Fund by delegating the day-to-day investment responsibility for managing the New Fund to a subadviser. The Board considered Aston's ability and procedures to monitor the performance of subadvisers, business practices and compliance policies and procedures. In this regard, the Board noted the responsibilities and experience of Aston personnel. The Board also noted the nature and quality of administration services currently provided by Aston to the Trust. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by Aston are expected to be satisfactory.

Expenses. The Board considered the New Fund's proposed management fee rate and total net expense ratio after contractual expense reimbursements and fee waivers. As a part of this analysis, the Board compared the proposed advisory fees and total net expenses to those of a relevant peer group for the New Fund. The Board considered that the adviser had committed to waive a substantial portion of its fee for any calendar year if the total return of the Fund (before taxes) was negative for the previous period ending on December 31st. The Board took into account the subadviser's commitment to waive all of its fees under this circumstance. See "Factors Considered by the Board of Trustees In Approving the Sub-Investment Advisory Agreement with Respect to the Aston New Century Absolute Return ETF Fund."

The Board concluded that the proposed advisory fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by Aston.

Costs and Profitability. With respect to the costs of services to be provided and profits to be realized by the investment adviser, the Board considered the resources involved in managing the New Fund in light of Aston's business model as well as fee waivers or expenses to be reimbursed under an Expense Reimbursement Agreement with Aston and fee waivers under an Investment Advisory Fee Waiver. The Board noted that, with respect to the New Fund, the adviser and subadviser each generally will bear 50% of any fee waivers or expense reimbursements. Because the New Fund has not yet commenced operations, profitability information was not available. However, based upon projected asset size and the impact of fee waivers or expenses to be reimbursed by the investment adviser, the Board of Trustees concluded that profitability was not expected to be unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the New Fund grows. The Board considered the potential asset size of the New Fund, as well as the Expense Reimbursement Agreement, and concluded that at this time the potential for economies of scale are limited.

Other Benefits to the Investment Adviser. The Board considered the nature and amount of fees to be paid by the New Fund for services to be provided by Aston for administration services. The Board also considered payments under the Rule 12b 1 distribution plan and noted that Aston currently does not intend to manage any of the Aston Funds directly, and therefore, will not benefit from the use of "soft" commission dollars to pay for research and brokerage services. The Board concluded that the advisory fees were reasonable taking into account any other benefits to be received by the Adviser from its relationship with the New Fund.

Conclusion. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for the New Fund, including the proposed advisory fee, were fair and reasonable, and that the Investment Advisory Agreement on behalf of the New Fund should be approved.

Aston Funds

                                                                  APRIL 30, 2008

ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE SUB-INVESTMENT ADVISORY AGREEMENT WITH RESPECT TO THE ASTON/NEW CENTURY ABSOLUTE RETURN ETF FUND

The Board of Trustees (the "Board") of the Aston Funds (the "Trust") approved a Sub-Investment Advisory Agreement (the "Sub-Investment Advisory Agreement") between Aston Asset Management LLC ("Adviser" or "Aston") and New Century Capital Management, LLC ("Subadviser" or "New Century") with respect to the Aston/New Century Absolute Return ETF Fund (the "New Fund") at an in-person meeting on February 17, 2008. The Board considered information provided, and discussions held, at the February meeting and at prior meetings. The Independent Trustees met separately from the "interested" Trustee of the Trust and any officers of Aston, the Subadviser or their affiliates to consider approval of the Sub-Investment Advisory Agreement and were assisted by independent legal counsel in their deliberations. Among the matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the Sub-Investment Advisory Agreements were the following:

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services expected to be provided under the Sub-Investment Advisory Agreement. The Board considered the reputation, qualifications and background of the proposed Subadviser. The Board also considered the investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day investment management of the New Fund and the resources made available to such personnel. The Board also considered the Subadviser's experience with institutional and separate accounts. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by the Subadviser are expected to be satisfactory.

Fees, Profitability and Economies of Scale. The Board considered the subadvisory fee rates under the Sub-Investment Advisory Agreement as well as the overall management fee structure of the New Fund. The Board considered that the subadvisory fee rates were negotiated at arm's length between Aston and the Subadviser, an unaffiliated third party, and that Aston will compensate the Subadviser from its fees. As part of its review of the investment advisory agreement with Aston, the Board considered whether there will be economies of scale with respect to the overall fee structure of the New Fund and whether the New Fund will benefit from any economies of scale.

The Board also considered that the Subadviser was obligated under the terms of the Sub-Investment Advisory Agreement to waive its fees in their entirety in any calendar year if, during the previous period ending December 31st, the total return of the Fund (before taxes) was negative. The Board considered whether the proposed fee arrangement would create an incentive for the Subadviser to take undue risk, or create other conflicts of interests.

The Board concluded that the proposed subadvisory fee rates were reasonable in light of the nature, quality and extent of services to be provided and that the economies of scale were limited at this time.

Other Benefits to the Subadviser. The Board also considered the character and amount of other incidental benefits received by the Subadviser. The Board considered potential benefits to the Subadviser from the use of "soft dollars" to pay for research services generated by parties other than the executing broker dealer. The Board concluded that the subadvisory fees were reasonable taking into account any other benefits to be received by the Subadviser from its relationship with the New Fund.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Investment Advisory Agreement are fair and reasonable, and that the approval of the Sub-Investment Advisory Agreement is in the best interests of the New Fund. No single factor was determinative in the Board's analysis.

SHAREHOLDER VOTING RESULTS: On February 28, 2008, the Trust held a Special Shareholder Meeting to approve the investment advisory agreement between the Trust and AAAM on behalf of the Aston/ABN AMRO Investor Money Market Fund. The proposal was approved by the Fund's shareholders. The result of the voting is as follows:

                                         FOR        AGAINST    ABSTAIN
                                      ----------   ---------   -------
Aston/ ABN AMRO Investor
   Money Market Fund                  16,030,536    162,476    368,299


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                                                                  APRIL 30, 2008

ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongo ing fees (in dollars) of investing in your Fund and to com pare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates each Fund's costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

Hypothetical 5% Return: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making com parisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

                                        BEGINNING       ENDING
                                         ACCOUNT       ACCOUNT                   EXPENSES
                                          VALUE         VALUE       EXPENSE     PAID DURING
                                        11/01/07       04/30/08     RATIO(1)     PERIOD(2)
                                       -----------   ------------   --------    -----------
M&C GROWTH FUND
 ACTUAL FUND RETURN
 Class N ..........................    $     1,000         928.80       1.07%          5.13
 Class I ..........................          1,000         929.90       0.82%          3.93
 Class R ..........................          1,000         928.10       1.32%          6.33
 HYPOTHETICAL 5% RETURN
 Class N ..........................    $     1,000       1,019.54       1.07%          5.37
 Class I ..........................          1,000       1,020.79       0.82%          4.12
 Class R ..........................          1,000       1,018.30       1.32%          6.62
VEREDUS SELECT GROWTH FUND
 ACTUAL FUND RETURN
 Class N ..........................    $     1,000         921.00       1.30%          6.21
 Class I ..........................          1,000         922.60       1.05%          5.02
 HYPOTHETICAL 5% RETURN
 Class N ..........................    $     1,000       1,018.40       1.30%          6.52
 Class I ..........................          1,000       1,019.64       1.05%          5.27
ABN AMRO GROWTH FUND
 ACTUAL FUND RETURN
 Class N ..........................    $     1,000         894.10       1.15%          5.42
 Class I ..........................          1,000         895.10       0.90%          4.24
 Class R ..........................          1,000         893.00       1.40%          6.59
 HYPOTHETICAL 5% RETURN
 Class N ..........................    $     1,000       1,019.14       1.15%          5.77
 Class I ..........................          1,000       1,020.39       0.90%          4.52
 Class R ..........................          1,000       1,017.90       1.40%          7.02
OPTIMUM LARGE CAP OPPORTUNITY FUND
 ACTUAL FUND RETURN
 Class N ..........................    $     1,000         893.20       1.10%          5.18
 HYPOTHETICAL 5% RETURN
 Class N ..........................    $     1,000       1,019.39       1.10%          5.52
VALUE FUND
 ACTUAL FUND RETURN
 Class N ..........................    $     1,000         902.90       0.98%          4.64
 Class I ..........................          1,000         904.00       0.73%          3.46
 HYPOTHETICAL 5% RETURN
 Class N ..........................    $     1,000       1,019.99       0.98%          4.92
 Class I ..........................          1,000       1,021.23       0.73%          3.67
TAMRO ALL CAP FUND
 ACTUAL FUND RETURN
 Class N ..........................    $     1,000         881.30       1.20%          5.61
 HYPOTHETICAL 5% RETURN
 Class N ..........................    $     1,000       1,018.90       1.20%          6.02

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                                                                  APRIL 30, 2008

ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

                                             BEGINNING         ENDING
                                              ACCOUNT          ACCOUNT                    EXPENSES
                                               VALUE            VALUE       EXPENSE      PAID DURING
                                              11/01/07        04/30/08      RATIO(1)      PERIOD(2)
                                           -------------    ------------    --------     -----------
RIVER ROAD DYNAMIC EQUITY INCOME FUND
  ACTUAL FUND RETURN
  Class N ...........................      $       1,000          950.80        1.30%           6.31
  Class I ...........................              1,000          951.90        1.05%           5.10
  HYPOTHETICAL 5% RETURN
  Class N ...........................      $       1,000        1,018.40        1.30%           6.52
  Class I ...........................              1,000        1,019.64        1.05%           5.27
OPTIMUM MID CAP FUND
  ACTUAL FUND RETURN
  Class N ...........................      $       1,000          924.30        1.15%           5.50
  Class I ...........................              1,000          925.00        0.90%           4.31
  HYPOTHETICAL 5% RETURN
  Class N ...........................      $       1,000        1,019.14        1.15%           5.77
  Class I ...........................              1,000        1,020.39        0.90%           4.52
M&C MID CAP GROWTH FUND(3)
  ACTUAL FUND RETURN
  Class N ...........................      $       1,000          937.00        1.40%           6.71
  HYPOTHETICAL 5% RETURN
  Class N ...........................      $       1,000        1,017.90        1.40%           7.02
CLARIVEST MID CAP GROWTH FUND(4)
  ACTUAL FUND RETURN
  Class N ...........................      $       1,000          903.00        1.40%           6.59
  HYPOTHETICAL 5% RETURN
  Class N ...........................      $       1,000        1,017.90        1.40%           7.02
CARDINAL MID CAP VALUE FUND(5)
  ACTUAL FUND RETURN
  Class N ...........................      $       1,000          896.00        1.40%           6.56
  HYPOTHETICAL 5% RETURN
  Class N ...........................      $       1,000        1,017.90        1.40%           7.02
RIVER ROAD SMALL-MID CAP FUND
  ACTUAL FUND RETURN
  Class N ...........................      $       1,000          921.00        1.50%           7.16
  Class I ...........................              1,000          922.30        1.25%           5.97
  HYPOTHETICAL 5% RETURN
  Class N ...........................      $       1,000        1,017.40        1.50%           7.52
  Class I ...........................              1,000        1,018.65        1.25%           6.27
VEREDUS AGGRESSIVE GROWTH FUND
  ACTUAL FUND RETURN
  Class N ...........................      $       1,000          785.70        1.49%           6.62
  Class I ...........................              1,000          786.80        1.24%           5.51
  HYPOTHETICAL 5% RETURN
  Class N ...........................      $       1,000        1,017.45        1.49%           7.47
  Class I ...........................              1,000        1,018.70        1.24%           6.22
TAMRO SMALL CAP FUND
  ACTUAL FUND RETURN
  Class N ...........................      $       1,000          847.20        1.30%           5.97
  Class I ...........................              1,000          848.40        1.05%           4.83
  HYPOTHETICAL 5% RETURN
  Class N ...........................      $       1,000        1,018.40        1.30%           6.52
  Class I ...........................              1,000        1,019.64        1.05%           5.27
RIVER ROAD SMALL CAP VALUE FUND
  ACTUAL FUND RETURN
  Class N ...........................      $       1,000          891.10        1.47%           6.91
  Class I ...........................              1,000          892.20        1.22%           5.74
  HYPOTHETICAL 5% RETURN
  Class N ...........................      $       1,000        1,017.55        1.47%           7.37
  Class I ...........................              1,000        1,018.80        1.22%           6.12

                                              BEGINNING      ENDING
                                               ACCOUNT       ACCOUNT                   EXPENSES
                                                VALUE         VALUE       EXPENSE     PAID DURING
                                              11/01/07       04/30/08     RATIO(1)     PERIOD(2)
                                             -----------   -----------   ---------    -----------
NEPTUNE INTERNATIONAL FUND
  ACTUAL FUND RETURN
  Class I .................................  $     1,000        926.70        1.07%          5.13
  HYPOTHETICAL 5% RETURN
  Class I .................................  $     1,000      1,019.54        1.07%          5.37
BARINGS INTERNATIONAL FUND(6)
  ACTUAL FUND RETURN
  Class I .................................  $     1,000        838.00        1.21%          5.50
  HYPOTHETICAL 5% RETURN
  Class I .................................  $     1,000      1,018.85        1.21%          6.07
ABN AMRO GLOBAL REAL ESTATE FUND (7)
  ACTUAL FUND RETURN
  Class N .................................  $     1,000        885.40        1.50%          7.03
  HYPOTHETICAL 5% RETURN
  Class N .................................  $     1,000      1,017.40        1.50%          7.52
SGA INTERNATIONAL SMALL-MID CAP FUND(8)
  ACTUAL FUND RETURN
  Class N .................................  $     1,000        904.00        1.80%          8.47
  HYPOTHETICAL 5% RETURN
  Class N .................................  $     1,000      1,015.91        1.80%          9.02
SMART ALLOCATION ETF FUND(9)
  ACTUAL FUND RETURN
  Class N .................................  $     1,000        999.00        1.30%          3.98
  HYPOTHETICAL 5% RETURN
  Class N .................................  $     1,000      1,018.40        1.30%          6.52
NEW CENTURY ABSOLUTE RETURN ETF FUND(10)
  ACTUAL FUND RETURN
  Class N .................................  $     1,000      1,036.00        1.50%          2.42
  HYPOTHETICAL 5% RETURN
  Class N .................................  $     1,000      1,017.40        1.50%          7.52
MB ENHANCED EQUITY INCOME FUND(11)
  ACTUAL FUND RETURN
  Class N .................................  $     1,000      1,059.60        1.10%          3.31
  HYPOTHETICAL 5% RETURN
  Class N .................................  $     1,000      1,019.39        1.10%          5.52
ABN AMRO REAL ESTATE FUND
  ACTUAL FUND RETURN
  Class N .................................  $     1,000        887.10        1.37%          6.43
  Class I .................................        1,000        887.50        1.12%          5.26
  HYPOTHETICAL 5% RETURN
  Class N .................................  $     1,000      1,018.05        1.37%          6.87
  Class I .................................        1,000      1,019.29        1.12%          5.62
M&C BALANCED FUND
  ACTUAL FUND RETURN
  Class N .................................  $     1,000        965.90        1.35%          6.60
  Class I .................................        1,000        967.20        1.10%          5.38
  HYPOTHETICAL 5% RETURN
  Class N .................................  $     1,000      1,018.15        1.35%          6.77
  Class I .................................        1,000      1,019.39        1.10%          5.52
BALANCED FUND
  ACTUAL FUND RETURN
  Class N .................................  $     1,000        941.60        1.42%          6.86
  HYPOTHETICAL 5% RETURN
  Class N .................................  $     1,000      1,017.80        1.42%          7.12

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                                                                  APRIL 30, 2008

ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

                                        BEGINNING        ENDING
                                         ACCOUNT        ACCOUNT                    EXPENSES
                                          VALUE          VALUE       EXPENSE     PAID DURING
                                        11/01/07       04/30/08      RATIO(1)     PERIOD(2)
                                       -----------    -----------    --------    -----------
TCH FIXED INCOME FUND
  ACTUAL FUND RETURN
  Class N .........................    $     1,000       1,027.60        0.64%          3.23
  Class I .........................          1,000       1,028.90        0.39%          1.97
  HYPOTHETICAL 5% RETURN
  Class N .........................    $     1,000       1,021.68        0.64%          3.22
  Class I .........................          1,000       1,022.92        0.39%          1.96
TCH INVESTMENT GRADE BOND FUND
  ACTUAL FUND RETURN
  Class N .........................    $     1,000       1,020.80        0.89%          4.47
  Class I .........................          1,000       1,022.10        0.64%          3.22
  HYPOTHETICAL 5% RETURN
  Class N .........................    $     1,000       1,020.44        0.89%          4.47
  Class I..........................          1,000       1,021.68        0.64%          3.22
MCDONNELL MUNICIPAL BOND FUND
  ACTUAL FUND RETURN
  Class N .........................          1,000       1,025.00        0.85%          4.28
  HYPOTHETICAL 5% RETURN
  Class N .........................    $     1,000       1,020.64        0.85%          4.27
ABN AMRO INVESTOR MONEY MARKET FUND
  ACTUAL FUND RETURN
  Class N .........................    $     1,000       1,014.80        0.83%          4.16
  HYPOTHETICAL 5% RETURN
  Class N .........................    $     1,000       1,020.74        0.83%          4.17


(1)   Annualized, based on the Funds' most recent fiscal half-year expenses.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or partial year, if applicable, for the actual return and multiplied by the most recent fiscal half-year for the hypothetical 5% return, then divided by 366. Expense ratios do not include interest expense, if applicable.

(3)   M&C Mid Cap Growth Fund commenced investment operations on November 2,
      2007.

(4) ClariVest Mid Cap Value Fund commenced investment operations on November 2, 2007.

(5) Cardinal Mid Cap Value Fund commenced investment operations on November 2, 2007.

(6) Barings International Fund commenced investment operations on November 2, 2007.

(7) ABN AMRO Global Real Estate Fund commenced investment operations on August 3, 2007.

(8) SGA International Small-Mid Cap Fund commenced investment operations on November 2, 2007.

(9)   Smart Allocation ETF Fund commenced investment operations on January 10,
      2008

(10) New Century Absolute Return ETF Fund commenced investment operations on March 4, 2008.

(11)  MB Enhanced Equity Income Fund commenced investment operations on January
      15. 2008

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

Aston Funds

ADVISERS

Aston Asset Management LLC
120 N. LaSalle Street, 25th Floor
Chicago, IL 60602

ABN AMRO Asset Management, Inc.
135 S. LaSalle Street, Suite 2300
Chicago, IL 60603

SUBADVISERS

ABN AMRO Asset Management, Inc.
135 S. LaSalle Street, Suite 2300
Chicago, IL 60603

Barings International Investment Limited
155 Bishopsgate
London, EC2M 3XY UK

Cardinal Capital Management, L.L.C.
One Greenwich Office Park
Greenwich, CT 06831

ClariVest Asset Management LLC
11452 El Camino Real
Suite 250
San Diego, CA 92130

MB Investment Partners, Inc.
825 Third Avenue, 31st Floor
New York, NY 10022

McDonnell Investment Management, LLC
1515 West 22nd Street, 11th Floor
Oak Brook, IL 60523

MFS Institutional Advisors Inc.
500 Boylston Street
Boston, MA 02116

Montag & Caldwell, Inc.
3455 Peachtree Road NE, Suite 1200
Atlanta, GA 30326

SUBADVISERS - CONTINUED

Neptune Investment Management Limited
1 Hammersmith Grove
London, W6 0NB

New Century Capital Management, LLC
36 South Washington Street
Hinsdale, IL 60521

Optimum Investment Advisors, LLC
100 South Wacker Drive, Suite 2100
Chicago, IL 60606

River Road Asset Management, LLC
Meidinger Tower, Suite 1600
462 South Fourth Street
Louisville, KY 40202

Smart Portfolios, LLC
17865 Ballinger Way NE
Seattle, WA 98155

Strategic Global Advisors, LLC
100 Bayview Circle
Suite 500
Newport Beach, CA 92660

TAMRO Capital Partners, LLC
1660 Duke St.
Alexandria, VA 22314

Taplin, Canida & Habacht Inc.
1001 Brickell Bay Drive, Suite 2100
Miami, FL 33131

Veredus Asset Management LLC
One Paragon Centre
6060 Dutchmans Lane, Suite 320
Louisville, KY 40205

SHAREHOLDER SERVICES

Aston Funds
P.O. Box 9765
Providence, RI 02940

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

OFFICERS

Kenneth C. Anderson, President and
   Chief Executive Officer

Gerald F. Dillenburg, Senior Vice President,
   Secretary and Treasurer, Chief Financial
     Officer, Chief Operating Officer
     and Chief Compliance Officer

William Long, Vice President
Juli A. Braun, Assistant Treasurer
Laura M. Curylo, Assistant Treasurer
Marc J. Peirce, Assistant Secretary
Joseph W. Wheeler, Assistant Secretary

CUSTODIAN

PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

LEGAL COUNSEL

Vedder Price, P.C.
222 N. LaSalle Street
Chicago, IL 60601

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
(EXCEPT FOR ABN AMRO INVESTOR
MONEY MARKET FUND)

Ernst & Young LLP
Sears Tower
233 S. Wacker Drive
Chicago, IL 60606

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND TRUSTEES AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE CALLING 800 992-8151.

Guide to Shareholder Benefits

We're delighted to offer all Aston Funds shareholders a variety of services and convenient options. To receive more information about any of these benefits, simply call an Investor Services Associate Monday through Friday, 9 a.m. - 7 p.m. ET.

THE EASY WAY TO ADD TO YOUR ACCOUNT: START AN AUTOMATIC INVESTMENT PLAN

For N class shareholders, systematic investing is an easy, effortless way to help reach any investment goal. Just choose a fixed amount, and we'll automatically deduct it from your checking or savings account on a regular schedule and invest it in your Aston Funds account. Periodic investment plans involve continuous investments in securities regardless of price. You should consider your financial ability to continue to purchase shares through periods of both high and low price levels. This plan does not assure a profit and does not protect against loss in declining markets.

COMPOUND YOUR EARNINGS WITH AUTOMATIC DIVIDEND REINVESTMENT

By automatically reinvesting dividends into your Fund account, profits have the opportunity to mount. Monthly and quarterly dividends and annual capital gain distributions are reinvested at no charge.

FREE CHECK WRITING SERVICES AVAILABLE

If you are an investor in Aston Funds Investor Money Market Fund, you can take advantage of free check writing privileges. Checks must be written for $100 or more.

ACCESS INFORMATION AND MAKE TRANSACTIONS ONLINE AT OUR WEB SITE

You can access account balances, view statements, obtain fund information and make transactions online 24 hours a day, 7 days a week.

www.astonfunds.com

Our Shareholder Services Line
Is at Your Service 24 Hours a Day
800 992-8151

Investor Services
Associates are available to
assist you Monday-Friday
9 a.m. to 7 p.m., ET.
Or, call any time, day or
night, for automated
account information to
make exchanges or check
Fund performance.

[LOGO]

Aston Funds
P.O. Box 9765
Providence, RI 02940

ATSEM 0801

                                     [LOGO]

SEMI ANNUAL REPORT 2008
April 30, 2008

CLASS Y, YS AND I SHARES
Institutional Money Market Funds

CLASS S SHARES
Money Market Funds

                                     [LOGO]

Aston Funds

Aston Funds

TABLE OF CONTENTS

Performance Summary                                       2

Schedule of Investments                                   3

Statement of Assets and Liabilities                      15

Statement of Operations                                  17

Statements of Changes in Net Assets                      18

Financial Highlights                                     20

Notes to Financial Statements                            25

Additional Information                                   30

MONEY MARKET FUNDS

ABN AMRO Institutional Prime Money Market Fund

ABN AMRO Government Money Market Fund

ABN AMRO Money Market Fund

ABN AMRO Tax-Exempt Money Market Fund

ABN AMRO Treasury Money Market Fund


  This report is submitted for general information to the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus which includes details regarding the funds' objectives, policies, expenses and other information.

     Aston Funds are distributed by PFPC Distributors, Inc., 760 Moore Road,
                           King of Prussia, PA 19406.

             SHAREHOLDER SERVICES 800 992-8151 - WWW.ASTONFUNDS.COM

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                                             | 1

Aston Funds

PERFORMANCE SUMMARY (UNAUDITED)                                APRIL 30, 2008

                                                                        AVERAGE ANNUAL TOTAL RETURN
                                                          ---------------------------------------------------------
                                                            7-DAY
                                                           AVERAGE       ONE       FIVE      LIFE OF     INCEPTION
                                                            YIELD       YEAR       YEAR       FUND          DATE
                                                          ---------    -------    -------    -------    -----------
ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND
     Class Y                                                   2.83%      4.69%      3.28%      3.47%      12/28/99
     Class YS                                                  2.59       4.42       3.02       3.06       06/29/00
iMoneyNet First Tier Institutional Average                                4.53       3.08       3.26       12/31/99

                                                                        AVERAGE ANNUAL TOTAL RETURN
                                                          ---------------------------------------------------------
                                                            7-DAY
                                                           AVERAGE       ONE        FIVE      TEN        INCEPTION
                                                            YIELD        YEAR       YEAR      YEAR          DATE
                                                          ---------    -------    -------    -------    -----------
ABN AMRO GOVERNMENT MONEY MARKET FUND
     Class I                                                   1.72%      4.14%      3.03%      3.53%      01/04/93
     Class S                                                   1.40       3.81       2.70       3.20       04/22/93
iMoneyNet Government & Agency Retail Average                              3.79       2.59       3.13

ABN AMRO MONEY MARKET FUND
     Class I                                                   2.63       4.42       3.06       3.57       01/04/93
     Class S                                                   2.27       4.04       2.69       3.20       03/31/93
iMoneyNet First Tier Retail Average                                       4.03       2.63       3.16

ABN AMRO TAX-EXEMPT MONEY MARKET FUND
     Class I                                                   1.81       2.77       2.05       2.30       01/04/93
     Class S                                                   1.56       2.52       1.79       2.04       03/24/93
iMoneyNet National Retail Average                                         2.71       1.82       2.06

ABN AMRO TREASURY MONEY MARKET FUND
     Class I                                                   1.56       3.64       2.81       3.31       01/04/93
     Class S                                                   1.31       3.39       2.55       3.05       03/25/93
iMoneyNet Treasury & Repo Retail Average                                  3.29       2.43       2.98

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Investment returns will fluctuate so that an investor's shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent monthend, please visit our website at WWW.ASTONFUNDS.COM.

Indexes are unmanaged and do not take into account fees, expenses or other costs.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The Funds' investment adviser is contractually obligated to waive fees or reimburse expenses through February 28, 2009. The performance quoted would have been lower if these subsidies were not in effect.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the Funds. The 7-day average yield more closely reflects the Funds' current earnings than the total return quotation.

| 2

Aston Funds

ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND                   APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                     [PAI CHART]

Corporate Notes and Bonds                                     1%
Insurance Funding Agreement                                   3%
Cash and Other Net Assets                                     6%
Repurchase Agreement                                          4%
Certificates of Deposit                                      17%
Commercial Paper                                             69%

% of Total Net Assets

                                                              AMORTIZED
 PAR VALUE                                                      COST
-----------                                                --------------
COMMERCIAL PAPER (a) - 69.22%

                   ASSET-BACKED - 45.48%
$ 20,000,000       Atlantic Asset Securitization
                    3.150%, 05/01/08 (b) ................   $   20,000,000
  25,000,000       Barton Capital
                    3.120%, 05/09/08 (b) ................       24,982,667
  20,000,000       Charta LLC
                    3.080%, 05/07/08 (b) ................       19,989,733
  20,000,000       Charta LLC
                    3.140%, 05/29/08 (b) ................       19,951,155
  10,000,000       Charta LLC
                    3.100%, 06/10/08 (b) ................        9,965,556
  20,000,000       Charta LLC
                    2.880%, 08/15/08 (b) ................       19,830,400
  20,000,000       CRC Funding
                    2.950%, 05/20/08 (b) ................       19,968,861
  20,000,000       CRC Funding
                    3.100%, 05/22/08 (b) ................       19,963,833
  20,000,000       CRC Funding
                    3.100%, 06/03/08 (b) ................       19,943,167
  15,000,000       Edison Asset Securitization
                    2.830%, 08/06/08 (b) ................       14,885,621
  15,000,000       Edison Asset Securitization
                    2.900%, 10/28/08 (b) ................       14,782,500
  30,000,000       Eureka Securitization
                    3.000%, 05/08/08 (b) ................       29,982,500
  15,000,000       Eureka Securitization
                    3.000%, 07/09/08 (b) ................       14,913,750
  5,600,0000       Fcar Owner Trust
                    3.000%, 07/14/08 ....................        5,565,467
  33,000,000       Fcar Owner Trust
                    3.970%, 07/15/08 ....................       32,727,062
  20,000,000       Fcar Owner Trust
                    2.970%, 08/15/08 ....................       19,825,100
  15,000,000       Fcar Owner Trust II
                    3.430%, 05/15/08 ....................       14,979,992
  25,000,000       Gemini Securitization
                    3.150%, 05/05/08 (b) ................       24,991,250
  20,000,000       Gemini Securitization
                    3.100%, 05/07/08 (b) ................       19,989,667
  20,000,000       Gemini Securitization
                    3.020%, 05/20/08 (b) ................       19,968,122
  20,000,000       Gemini Securitization
                    2.800%, 06/11/08 (b) ................       19,936,222
  20,000,000       Jupiter Securitization
                    3.050%, 05/06/08 (b) ................       19,991,528
  20,000,000       Jupiter Securitization
                    2.950%, 06/11/08 (b) ................       19,932,806
  20,000,000       Mont Blanc Capital
                    3.150%, 05/15/08 (b) ................       19,975,500
  26,000,000       Mont Blanc Capital
                    2.870%, 06/09/08 (b) ................       25,919,162
  25,000,000       New Center Asset Trust
                    3.900%, 05/27/08 ....................       24,929,583
  30,000,000       New Center Asset Trust
                    3.900%, 05/29/08 ....................       29,909,000
  25,000,000       New Center Asset Trust
                    3.100%, 05/30/08 ....................       24,937,569
  18,000,000       New Center Asset Trust
                    2.950%, 08/12/08 ....................       17,848,075
  20,000,000       Old Line Funding
                    2.750%, 06/20/08 (b) ................       19,923,611
  20,000,000       Ranger Funding
                    2.550%, 06/19/08 (b) ................       19,930,583
  30,000,000       Thames Asset Global Securitization
                    3.100%, 05/07/08 (b) ................       29,984,500
  20,000,000        Thames Asset Global Securitization
                    3.050%, 05/27/08 (b) ................       19,955,944
  15,000,000       Thames Asset Global Securitization
                    2.800%, 08/07/08 (b) ................       14,885,667
  40,000,000       Yorktown Capital
                    2.980%, 05/22/08 (b) ................       39,930,467
  20,000,000       Yorktown Capital
                    2.950%, 06/13/08 (b) ................       19,929,528
  20,000,000       Yorktown Capital
                    2.650%, 07/11/08 (b) ................       19,895,472
                                                            --------------
                                                               775,021,620
                                                            --------------

                   BANKS - 21.10%
  15,000,000       ANZ National International
                    2.740%, 07/08/08 (b) ................       14,922,367
  20,000,000       ANZ National International
                    2.850%, 08/13/08 (b) ................       19,835,333
  25,000,000       ANZ National International
                    2.860%, 08/19/08 (b) ................       24,781,528
  15,000,000       ANZ National International
                    2.740%, 11/25/08 (b) ................       14,762,533
  25,000,000       Bank of Scotland
                    2.950%, 06/19/08 ....................       24,899,618
  15,000,000       Bank of Scotland
                    2.930%, 07/22/08 ....................       14,899,892
  20,000,000       Barclays US Funding
                    3.005%, 08/28/08 ....................       19,801,336
  15,000,000       Barclays US Funding
                    2.810%, 09/05/08 ....................       14,851,304
  15,000,000       Barclays US Funding
                    2.615%, 09/26/08 ....................       14,838,742
  20,000,000       Dexia (DE)
                    2.550%, 06/18/08 ....................       19,932,000
  20,000,000       Dexia (DE)
                    2.700%, 07/11/08 ....................       19,893,500

See accompanying Notes to Financial Statements.

                                                                             | 3

Aston Funds

ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND                   APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                               AMORTIZED
 PAR VALUE                                                       COST
-----------                                                 --------------
                   BANKS (CONTINUED)
$ 15,000,000       Greenwich Capital Holdings
                    2.920%, 08/19/08 ....................   $   14,866,479
  10,000,000       Ing Funding
                    2.860%, 08/21/08 ....................        9,911,022
  15,000,000       Ing Funding
                    2.770%, 10/20/08 ....................       14,801,483
  30,000,000       Natexis Banque US Finance
                    2.950%, 07/07/08 ....................       29,835,292
  20,000,000       Nordea NA
                    2.700%, 07/11/08 ....................       19,893,500
  12,500,000       Toronto Dominion Holdings USA
                    2.580%, 09/29/08 (b) ................       12,364,729
  25,000,000       UBS Finance Delaware
                    3.850%, 06/11/08 ....................       24,890,382
  15,000,000       Westpac Banking
                    2.580%, 09/12/08 (b) ................       14,855,950
  15,000,000       Westpac Banking
                    2.710%, 10/10/08 (b) ................       14,817,075
                                                            --------------
                                                               359,654,065
                                                            --------------
                   FINANCE - 2.64%
  20,000,000       Intl Lease Finance
                    3.000%, 05/21/08 ....................       19,966,667
  25,000,000       Intl Lease Finance
                    3.000%, 05/28/08 ....................       24,943,750
                                                            --------------
                                                                44,910,417
                                                            --------------
                   TOTAL COMMERCIAL PAPER
                   (Cost $1,179,586,102)                     1,179,586,102
                                                            --------------

CERTIFICATES OF DEPOSIT - 16.44%
  15,000,000       Abbey National Treasury
                    2.930%, 10/22/08 ....................       15,000,000
  15,000,000       Bank of Montreal Chicago
                    3.000%, 08/07/08 ....................       15,004,015
  25,000,000       Barclays Bank
                    3.970%, 07/14/08 ....................       25,001,008
  25,000,000       BNP Paribas (NY)
                    2.890%, 08/14/08 ....................       25,000,000
  30,000,000       BNP Paribas (NY)
                    2.950%, 10/28/08 ....................       29,999,982
  15,000,000       Harris Bank NA
                    3.000%, 08/06/08 ....................       15,000,000
  20,000,000       Natixis
                    2.300%, 08/01/08 (c) ................       20,000,000
  20,000,000       Nordea Bank Finland (NY)
                    4.820%, 10/22/08 ....................       20,201,343
  20,000,000       Rabobank Nederland
                    2.900%, 07/22/08 ....................       20,000,904
  20,000,000       Royal Bank of Canada (NY)
                    2.970%, 08/25/08 ....................       20,004,417
  15,000,000       Royal Bank of Scotland (NY)
                    2.940%, 10/20/08 ....................       15,000,000
  20,000,000       Svenska Handelsbanken (NY)
                    2.870%, 08/13/08 ....................       20,000,570
  20,000,000       Toronto Dominion Bank (NY)
                    2.980%, 08/26/08 ....................       20,000,320
  20,000,000       US Bank NA
                    2.700%, 09/15/08 ....................       20,000,000
                                                            --------------
                   TOTAL CERTIFICATES OF DEPOSIT
                   (Cost $280,212,559)                         280,212,559
                                                            --------------

                                                               AMORTIZED
 PAR VALUE                                                       COST
-----------                                                 --------------
INSURANCE FUNDING AGREEMENT -  3.23%

$55,000,000        ING USA Annuity & Life Insurance
                    2.799%, 05/01/08 (d)
                    Reset Date: 05/01/08 ................   $   55,000,000
                                                            --------------
                   TOTAL INSURANCE FUNDING AGREEMENT
                   (Cost $55,000,000)                           55,000,000
                                                            --------------
CORPORATE NOTES AND BONDS - 0.88%

 15,000,000        American Express Credit
                    3.000%, 05/16/08                            14,999,767
                                                            --------------
                   TOTAL CORPORATE NOTES AND BONDS
                   (Cost $14,999,767)                           14,999,767
                                                            --------------

                                                                MARKET
                                                                 VALUE
                                                            --------------
REPURCHASE AGREEMENT - 4.11%

70,000,000         Bank of America Securities, 2.538%,
                    dated 04/30/2008, matures 05/01/2008,
                    repurchase price $70,004,935
                    (collateralized by corporate bond
                    securities with interest rates from
                    6.250% to 11.625% and maturities of
                    2008 to 2017, total market Value
                    $71,400,063) ........................       70,000,000
                                                            --------------
                   TOTAL REPURCHASE AGREEMENT
                   (Cost $70,000,000)                           70,000,000
                                                            --------------

  SHARES
-----------
INVESTMENT COMPANIES - 5.66%

 40,918,473        AIM STIT Liquid Assets Portfolio .....       40,918,473
 55,511,043        BlackRock Liquidity Funds TempFund
                    Portfolio ...........................       55,511,043
                                                            --------------
                   TOTAL INVESTMENT COMPANIES
                   (Cost $ 96,429,516)                          96,429,516
                                                            --------------
TOTAL INVESTMENTS - 99.54%
(Cost $1,696,227,944)* ..................................    1,696,227,944
                                                            --------------
NET OTHER ASSETS AND LIABILITIES - 0.46% ................        7,906,894
                                                            --------------
NET ASSETS - 100.00% ....................................   $1,704,134,838
                                                            ==============

----------
* At April 30, 2008, cost is identical for book and Federal income tax purposes.

(a)   Annualized yield at the time of purchase.

(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2008, these securities amounted to $720,639,287 or 42.29% of net assets. These securities have been determined by the Adviser to be liquid securities.

(c) Variable rate bonds. The interest rates shown reflect the rates in effect at April 30, 2008.

(d) Variable rate instrument. The rate shown reflects the rate in effect on April 30, 2008. This security has been deemed by the Adviser to be an illiquid security because it is subject to a delayed settlement restriction of sixty days or more if redeemed prior to maturity. At April 30, 2008, this security amounted to $55,000,000 or 3.23% of net assets.

(DE)  Delaware

(NY)  New York

STIT  Short-Term Investments Trust

See accompanying Notes to Financial Statements.

| 4

Aston Funds

ABN AMRO GOVERNMENT MONEY MARKET FUND                            APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   [PAI CHART]

Cash and Other Net Assets                                3%
Repurchase Agreements                                   97%

%  of Total Net Assets

                                                                                    MARKET
 PAR VALUE                                                                           VALUE
-----------                                                                     --------------
REPURCHASE AGREEMENTS - 96.94%
$ 247,000,000     Barclays Capital, 1.980%, dated 04/30/08, matures 05/01/08, repurchase price $247,013,585 (collateralized by
                   U.S. Government Agency instruments, with interest rates
                   from 4.000% to 6.716% and maturities from 2019 to 2048,
                   total market value $251,940,000) .........................   $  247,000,000
150,000,000       Deutsche Bank, 2.000%, dated 04/30/08, matures 05/01/08,
                   repurchase price $150,008,333 (collateralized by
                   U.S. Government Agency instruments, with interest rates
                   from 4.500% to 7.000% and maturities from 2013 to 2038,
                   total market value $153,000,000) .........................      150,000,000
                                                                                --------------
                  TOTAL REPURCHASE AGREEMENTS
                  (Cost $397,000,000)                                              397,000,000
                                                                                --------------

                                                                                    MARKET
  SHARES                                                                             VALUE
-----------                                                                     --------------
INVESTMENT COMPANIES - 3.19%
  1,781,963       AIM STIT Government & Agency Portfolio ....................   $    1,781,963
 11,284,736       BlackRock Liquidity Funds FedFund Portfolio ...............       11,284,736
                                                                                --------------
                  TOTAL INVESTMENT COMPANIES
                  (Cost $ 13,066,699)                                               13,066,699
                                                                                --------------
TOTAL INVESTMENTS - 100.13%
 (Cost $410,066,699)* .......................................................      410,066,699
                                                                                --------------
NET OTHER ASSETS AND LIABILITIES - (0.13)% ..................................         (547,128)
                                                                                --------------
NET ASSETS - 100.00% ........................................................   $  409,519,571
                                                                                ==============

-----------
* At April 30, 2008, cost is identical for book and Federal income tax purposes.

STIT  Short-Term Investments Trust

See accompanying Notes to Financial Statements.

                                                                             | 5

Aston Funds

ABN AMRO MONEY MARKET FUND                                       APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   [PAI CHART]

Cash and Other Net Assets                                1%
Certificate of Deposit                                  29%
Commercial Paper                                        70%

%  of Total Net Assets

                                                              AMORTIZED
 PAR VALUE                                                      COST
------------                                               --------------
COMMERCIAL PAPER (a) - 70.45%
                  ASSET-BACKED - 24.59%
$ 10,000,000      Atlantic Asset Securitization
                   2.740%, 05/12/08 (b) . ..............    $   9,991,628
   5,000,000      Charta LLC
                   3.100%, 06/03/08 (b) ................        4,985,792
   5,000,000      CRC Funding
                   3.100%, 06/03/08 (b) ................        4,985,792
  10,000,000      Fcar Owner Trust II
                   3.910%, 05/21/08 ....................        9,978,278
  10,000,000      Gemini Securitization
                   3.100%, 05/07/08 (b) ................        9,994,833
  10,000,000      Old Line Funding
                   3.130%, 05/15/08 (b) ................        9,987,828
   5,000,000      Sheffield Receivables
                   2.750%, 06/05/08 (b) ................        4,986,632
   5,000,000      Sheffield Receivables
                   2.700%, 07/03/08 (b) ................        4,976,375
   8,000,000      Thames Asset Global Securitization
                   2.900%, 07/11/08 (b) ................        7,954,244
                                                           --------------
                                                               67,841,402
                                                           --------------
                  BANKS - 42.26%
   5,000,000      ANZ National International
                   2.750%, 06/05/08 (b) ................        4,986,632
   5,000,000      ANZ National International
                   2.550%, 09/08/08 (b) ................        4,953,958
  10,000,000      Bank of Scotland
                   2.700%, 05/06/08 ....................        9,996,250
  10,000,000      Bank of Scotland
                   2.650%, 05/06/08 ....................        9,996,319
   5,000,000      Barclays US Funding
                   3.005%, 08/28/08 ....................        4,950,334
   5,000,000      Danske
                   2.420%, 07/03/08 (b) ................        4,978,825
   5,000,000      Danske
                   2.650%, 07/11/08 (b) ................        4,973,868
   5,000,000      Dexia (DE)
                   2.550%, 06/18/08 ....................        4,983,000
   5,000,000      Dexia (DE)
                   2.700%, 07/11/08 ....................        4,973,375
   5,000,000      ING Funding
                   2.920%, 10/29/08 ....................        4,926,594
  10,000,000      Lloyds TSB Bank
                   2.390%, 05/01/08 ....................       10,000,000
  10,000,000      National Australia Funding (DE)
                   2.890%, 06/03/08 (b) ................        9,973,508
   5,000,000      Nordea NA
                   2.650%, 07/10/08 ....................        4,974,236
   7,000,000      Rabobank USA Finance
                   2.645%, 05/12/08 ....................        6,994,343
   6,000,000      UBS Finance (DE)
                   2.800%, 05/05/08 ....................        5,998,133
   4,000,000      UBS Finance (DE)
                   2.800%, 05/12/08 ....................        3,996,578
   5,000,000      Wells Fargo & Co
                   2.250%, 05/01/08 ....................        5,000,000
   5,000,000      Westpac Banking
                   2.680%, 07/10/08 (b) ................        4,973,944
   5,000,000      Westpac Banking
                   2.640%, 09/12/08 (b) ................        4,950,867
                                                           --------------
                                                              116,580,764
                                                           --------------

                  FINANCE - 3.60%
  5,000,000       General Electric Capital
                   2.600%, 08/22/08 ....................        4,959,194
  5,000,000       International Lease Finance
                   3.000%, 06/03/08 ....................        4,986,250
                                                           --------------
                                                                9,945,444
                                                           --------------

                  TOTAL COMMERCIAL PAPER
                  (Cost $ 194,367,610)                        194,367,610
                                                           --------------

CERTIFICATES OF DEPOSIT - 29.03%
  5,000,000       Abbey National Treasury
                   2.930%, 10/22/08 ....................        5,000,000
 10,000,000       Bank of America
                   3.000%, 05/20/08 ....................        9,999,997
 10,000,000       Bank of Montreal Chicago
                   3.740%, 07/17/08 ....................       10,016,557
 10,000,000       BNP Paribas (NY)
                   4.750%, 06/20/08 ....................       10,004,652
 10,000,000       Chase Bank USA NA
                   2.950%, 05/20/08 ....................        9,999,998
 10,000,000       Natixis (NY)
                   4.480%, 05/08/08 ....................       10,000,058
  5,000,000       Nordea Bank Finland (NY)
                   4.820%, 10/22/08 ....................        5,050,336
  5,000,000       Rabobank Nederland
                   2.900%, 07/22/08 ....................        5,000,226
  5,000,000       Royal Bank of Canada (NY)
                   2.970%, 08/25/08 ....................        5,001,104
  5,000,000       Toronto Dominion Bank (NY)
                   2.980%, 08/26/08 ....................        5,000,080
  5,000,000       US Bank NA
                   2.700%, 09/15/08 ....................        5,000,000
                                                           --------------
                  TOTAL CERTIFICATES OF DEPOSIT
                  (Cost $80,073,008)                           80,073,008
                                                           --------------

See accompanying Notes to Financial Statements.

| 6

Aston Funds

ABN AMRO MONEY MARKET FUND                                       APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                               MARKET
  SHARES                                                        VALUE
-----------                                                --------------
INVESTMENT COMPANY - 3.18%
  8,760,589       BlackRock Liquidity Funds
                   TempFund Portfolio ..................   $    8,760,589
                                                           --------------
                  TOTAL INVESTMENT COMPANY
                  (Cost $ 8,760,589)                            8,760,589
                                                           --------------
TOTAL INVESTMENTS - 102.66%
  (Cost $283,201,207)* .................................      283,201,207
                                                           --------------
NET OTHER ASSETS AND LIABILITIES - (2.66)% .............       (7,327,117)
                                                           --------------

NET ASSETS - 100.00% ...................................   $  275,874,090
                                                           ==============

----------
* At April 30, 2008, cost is identical for book and Federal income tax purposes.

(a)   Annualized yield at the time of purchase.

(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2008, these securities amounted to $97,654,726 or 35.40% of net assets. These securities have been determined by the Adviser to be liquid securities.

(DE)  Delaware

(NY)  New York

See accompanying Notes to Financial Statements.

                                                                             | 7

Aston Funds

ABN AMRO TAX-EXEMPT MONEY MARKET FUND                           APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                     [PAI CHART]

Housing                                                   4%
Cash and Other Net Assets                                 3%
Pollution                                                 8%
Education                                                22%
Development                                               8%
General Obligation                                       20%
Utilities                                                 9%
Transportation                                           10%
Medical                                                  16%

% of Total Net Assets

                                                             AMORTIZED
 PAR VALUE                                                      COST
-----------                                                --------------
MUNICIPAL OBLIGATIONS - 96.49%

                  ALASKA - 2.26%
                  Valdez Marine Terminal RB,
                   BP Pipelines, Inc. Project
$   500,000        2.600%, 05/01/08 (a) ................   $      500,000
  2,225,000        Series A
                   2.600%, 05/01/08 (a) ................        2,225,000
    440,000        Series B
                   2.600%, 05/01/08 (a) ................          440,000
  2,250,000        Exxon Pipeline Co. Project
                   2.500%, 05/01/08 (a) ................        2,250,000
                                                           --------------
                                                                5,415,000
                                                           --------------
                  ARIZONA - 0.62%
  1,500,000       Salt River Agricultural Improvement
                   & Power TECP
                   0.900%, 05/01/08 (b) ................        1,500,000
                                                           --------------
                  CALIFORNIA - 3.80%
    600,000       California Pollution Control
                   Financing Authority
                   Pacific Gas & Electric, Series C
                   2.400%, 05/01/08 (a)
                   LOC: JPMorgan Chase Bank ............          600,000
    575,000       California State Department of
                   Water Resources Power Supply RB,
                   Sub Series F-5
                   2.550%, 05/01/08 (a)
                   LOC: Citibank .......................          575,000
                  California State, GO,
  3,320,000        Daily-Kindergarten-University
                   Series A-3
                   2.500%, 05/01/08 (a)
                   LOC: Citibank .......................        3,320,000
  3,920,000        Weekly-Kindergarten-University
                   Series A-6
                   1.850%, 05/01/08 (a)
                   LOC: Citibank .......................        3,920,000
    715,000       California Transitional Finance
                   Authority RB,
                   2.550%, 05/07/08 (a)
                   Insured: FSA
                   SPA: Dexia Credit Local .............          715,000
                                                           --------------
                                                                9,130,000
                                                           --------------
                  COLORADO - 2.91%
  2,840,000       Colorado Educational & Cultural
                   Facilities RB,
                   Naropa University Project
                   2.430%, 05/01/07 (a)
                   LOC: Wells Fargo Bank ...............        2,840,000
                  Colorado Housing Finance Authority
    500,000        Coventry Housing Project
                   Series B
                   2.500%, 05/07/08 (a)
                   Insured: Fannie Mae .................          500,000
  3,650,000        Loretto Housing Project
                   2.500%, 05/07/08 (a) ................        3,650,000
                                                           --------------
                                                                6,990,000
                                                           --------------

                  CONNECTICUT - 4.54%
  1,400,000       Connecticut State Health, GO,
                   Series B
                   2.000%, 05/01/08 (a)
                   SPA: Bayerische Landesbank ..........        1,400,000
                  Connecticut State HEFA RB,
                   Yale University
     90,000        Series T-1
                   2.650%, 05/01/08 (a) ................           90,000
    600,000        Series T-2
                   2.100%, 05/01/08 (a) ................          600,000
    100,000        Series V-1
                   2.550%, 05/01/08 (a) ................          100,000
  2,800,000        Series X-3
                   2.650%, 05/01/08 (a) ................        2,800,000
  5,905,000        Connecticut State HEFA TECP
                   0.600%, 05/06/08 (b) ................        5,905,000
                                                           --------------
                                                               10,895,000
                                                           --------------

                  DISTRICT OF COLUMBIA - 0.94%
  2,260,000        District of Columbia
                   Multi-Modal, Series B
                   2.800%, 05/07/08 (a)
                   Insured: FSA
                   SPA: Dexia Credit Local .............        2,260,000
                                                           --------------
                  FLORIDA - 7.31%
  4,400,000       Collier County Educational
                   Facilities Authority RB,
                   International College Project
                   2.470%, 05/02/08 (a)
                   LOC: Fifth Third Bank ...............        4,400,000
  3,195,000       Florida Gulf Coast University
                   Financing
                   Capital Improvement Revenue
                   Packaging Project, Series B
                   2.200%, 05/01/08 (a)
                   LOC: Wachovia Bank ..................        3,195,000
    900,000       Jacksonville Electric Authority
                   System RB,
                   Series C-4
                   2.050%, 05/01/08 (a)
                   SPA: Bank of Novia Scotia ...........          900,000

See accompanying Notes to Financial Statements.

| 8

Aston Funds

ABN AMRO TAX-EXEMPT MONEY MARKET FUND                            APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                             AMORTIZED
 PAR VALUE                                                      COST
-----------                                                --------------
                  FLORIDA (CONTINUED)
                  Jacksonville Electric Authority TECP
$   503,000        0.900%, 05/01/08 (b) ................   $      503,000
  5,000,000        0.900%, 06/02/08 (b) ................        5,000,000
  3,000,000        1.300%, 06/03/08 (b) ................        3,000,000
    550,000       University Athletic Association,
                   Florida Athletic Project RB,
                   2.900%, 05/01/08 (a) ................          550,000
                                                           --------------
                                                               17,548,000
                                                           --------------

                  ILLINOIS - 7.86%
  5,670,000       Chicago Board of Education, GO,
                   Series C-1
                   2.620%, 05/01/08 (a)
                   Insured: FSA
                   SPA: Depfa Bank .....................        5,670,000
  2,900,000       Illinois Development Financing
                   Authority
                   Orleans Multifamily Housing
                   Project
                   2.350%, 05/02/08 (a)
                   Insured: FSA
                  SPA: Bank of New York ................       2,900,000
    900,000       Illinois Development Financing
                   Authority PCR,
                   Amoco Oil Project
                   2.600%, 05/01/08 (a) ................          900,000
                  Illinois Health Facilities
                  Authority RB,
  1,700,000        Series A
                   2.500%, 05/07/08 (a)
                   LOC: Northern Trust Company .........        1,700,000
  6,470,000        Gottlieb Health Resources Group
                   2.300%, 05/01/08 (a)
                   LOC: Harris Trust & Savings Bank ....        6,470,000
  1,220,000       Illinois State, GO,
                   Series B
                   2.730%, 05/07/08 (a)
                   SPA: Depfa Bank .....................        1,220,000
                                                           --------------
                                                               18,860,000
                                                           --------------

                  INDIANA - 1.12%
  2,700,000       Hammond PCR,
                   Amoco Oil Project
                   2.600%, 05/01/08 (a) ................        2,700,000
                                                           --------------
                  LOUISIANA - 2.88%
  6,925,000       Saint Charles Parish PCR,
                   Shell Oil Co. Project, Series B
                   2.600%, 05/01/08 (a) ................        6,925,000
                                                           --------------
                  MARYLAND - 1.71%
  4,100,000       Maryland State Health & Higher
                   Education Facilities Authority RB,
                   Pooled Loan Program,
                   Series B
                   2.520%, 05/07/08 (a)
                   LOC: First National Bank ............        4,100,000
                                                           --------------
                  MASSACHUSETTS - 5.17%
                  Massachusetts State Central Artery,
                   GO,
  2,775,000        Series A
                   2.600%, 05/01/08 (a)
                   SPA: Landesbank Baden-Wurttemberg ...        2,775,000
    640,000        Series B
                   2.600%, 05/01/08 (a)
                   SPA: State Street Bank & Trust                 640,000
    500,000       Massachusetts State Development
                   Finance Agency, Harvard
                   University
                   Series B-2
                   1.850%, 05/01/08 (a) ................          500,000
    640,000       Massachusetts State HEFA RB,
                   Harvard University, Series L
                   2.150%, 05/07/08 (a) ................          640,000
                  Massachusetts State TECP
  2,000,000        1.350%, 05/12/08 (b) ................        2,000,000
  4,000,000        1.350%, 05/15/08 (b) ................        4,000,000
  1,850,000       Massachusetts Water Resources
                   Authority, Multi-Modal,
                   Subordinated General RB,
                   Series C
                   2.840%, 05/01/08 (a)
                   LOC: Landesbank Hessen
                   Thurigen Girozentrale ...............        1,850,000
                                                           --------------
                                                               12,405,000
                                                           --------------

                  MINNESOTA - 4.92%
  1,905,000       Hennepin County, GO, Series A
                   2.260%, 05/01/08 (a)
                   SPA: State Street Bank & Trust ......        1,905,000
  1,610,000       Minneapolis Convention Center,
                   GO, Convention Center Bonds
                   2.260%, 05/01/08 (a)
                   SPA: Dexia Credit Local .............        1,610,000
  7,705,000       Minneapolis, Guthrie Theater
                   Project, Series A, RB
                   2.260%, 05/01/08 (a)
                   LOC: Wells Fargo Bank ...............        7,705,000
     80,000       Minneapolis, Library, GO,
                   2.260%, 05/01/08 (a)
                   SPA: Dexia Credit Local .............           80,000
    500,000       University of Minnesota RB,
                   Series A
                   2.630%, 05/07/08 (a)
                   SPA: Landesbank Hessen
                   Thurigen Girozentrale ...............          500,000
                                                           --------------
                                                               11,800,000
                                                           --------------

                  MISSOURI - 4.61%
                  Missouri State HEFA RB,
  5,280,000        Health Facilities Revenue,
                   Deaconess Long Term Care,
                   Series A
                   2.150%, 05/01/08 (a)
                   LOC: Bank One .......................        5,280,000
  2,185,000        The Washington University
                   Project,
                   Series A
                   2.630%, 05/01/08 (a)
                   SPA: Morgan Guaranty Trust ..........        2,185,000
  3,600,000        Series B
                   2.630%, 05/01/08 (a)
                   SPA: Morgan Guaranty Trust ..........        3,600,000
                                                           --------------
                                                               11,065,000
                                                           --------------

See accompanying Notes to Financial Statements.

                                                                             | 9

Aston Funds

ABN AMRO TAX-EXEMPT MONEY MARKET FUND                            APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                             AMORTIZED
 PAR VALUE                                                      COST
-----------                                                --------------
                  NEW HAMPSHIRE - 3.16%
                  New Hampshire HEFA RB,
                   Dartmouth College Project,
 $6,495,000        Series A
                   2.700%, 05/01/08 (a)
                   SPA: JPMorgan Chase Bank ............   $    6,495,000
  1,100,000        Series B
                   2.700%, 05/01/08 (a)
                   SPA: JPMorgan Chase Bank ............        1,100,000
                                                           --------------
                                                                7,595,000
                                                           --------------

                  NEW JERSEY - 3.51%
  8,425,000       New Jersey Economic Development
                   Authority Construction RB,
                   Series R
                   2.550%, 05/01/08 (a)
                   LOC: Bank of Nova Scotia ............        8,425,000
                                                           --------------

                  NEW MEXICO - 6.97%
  5,625,000       Albuquerque Health Research, RB,
                   Lovelace Respiratory Research
                   Institute,
                   Series A
                   2.430%, 05/01/08 (a)
                   LOC: Well Fargo Bank ................        5,625,000
  1,100,000       Hurley PCR,
                   Kennecott Santa Fe
                   2.600%, 05/01/08 (a) ................        1,100,000
                  New Mexico State Hospital
                   Equipment,
                   Loan Council, Hospital RB,
                   Presbyterian Healthcare
                   Services,
    255,000        Series B
                   2.450%, 05/07/08 (a)
                   Insured: FSA
                   SPA: Citibank .......................          255,000
  9,750,000        Series A
                   2.100%, 05/01/08 (a)
                   Insured: FSA
                   SPA: Citibank .......................        9,750,000
                                                           --------------
                                                               16,730,000
                                                           --------------

                  NEW YORK - 6.42%
    650,000       Long Island Power Authority,
                   New York Electric System RB,
                   Series D
                   2.520%, 05/07/08 (a)
                   Insured: FSA
                   SPA: Dexia Credit Local .............          650,000
    655,000       New York City Housing Development
                   Corp, Multifamily Rent Housing RB,
                   James Tower Development, Series A
                   2.400%, 05/07/08 (a) ................          655,000
                  New York City, GO,
  1,900,000        Series F-6
                   2.420%, 05/07/08 (a)
                   LOC: Morgan Guaranty Trust ..........        1,900,000
  2,400,000        Sub Series E-5
                   2.700%, 05/01/08 (a)
                   LOC: JPMorgan Chase Bank ............        2,400,000
  2,200,000        2.500%, 05/01/08 (a)
                   LOC: JPMorgan Chase Bank ............        2,200,000
  1,300,000        2.470%, 05/01/08 (a)
                   LOC: JPMorgan Chase Bank ............        1,300,000
    500,000        2.700%, 05/01/08 (a)
                   LOC: JPMorgan Chase Bank ............          500,000
  1,875,000        New York State Dormitory Authority
                   Court Facilities Lease
                   Series B
                   2.450%, 05/07/08 (a)
                   LOC: Bayerische Landesbank ..........        1,875,000
                  New York State Housing Finance
                   Agency RB,
    790,000        10 Barclay Street, Series A
                   2.620%, 05/07/08 (a) ................          790,000
    200,000        Normandie Court I Project
                   2.400%, 05/07/08 (a)
                   LOC: Landesbank Hessen
                   Thurigen Girozentrale ...............          200,000
                  New York Transitional Finance
                   Authority RB,
  1,000,000        Future Tax Secured, Series A
                   2.650%, 05/07/08 (a)
                   SPA: JPMorgan Chase Bank ............        1,000,000
  1,000,000        New York City Recovery
                   Series 1, Sub Series 1-B
                   2.650%, 05/07/08 (a) ................        1,000,000
    950,000        Series N
                   2.950%, 05/07/08 (a)
                   SPA: Lehman Liquidity Company .......          950,000
                                                           --------------
                                                               15,420,000
                                                           --------------

                  NORTH CAROLINA - 2.93%
  2,296,000       North Carolina Capital Facilities
                   Finance Agency TECP
                   1.900%, 06/13/08 (b) ................        2,296,000
  1,400,000       North Carolina Medical Care,
                   Commission Hospital RB,
                   Duke University Hospital,
                   Series B
                   2.330%, 05/01/08 (a)
                   SPA: Wachovia Bank ..................        1,400,000
    200,000       North Carolina State, Public
                   Improvement GO,
                   Series F
                   2.350%, 05/07/08 (a)
                   SPA: Landesbank Hessen
                   Thurigen Girozentrale ...............          200,000
  1,135,000       University of North Carolina
                   University RB, Series B
                   2.630%, 05/07/08 (a) ................        1,135,000
  2,000,000       University of North Carolina, Chapel
                   Hill,
                   Foundation Incorporated, Certificate
                   of Participation
                   2.630%, 05/07/08 (a)
                   LOC: Bank of America ................        2,000,000
                                                           --------------
                                                                7,031,000
                                                           --------------

                  PENNSYLVANIA - 5.55%
                  Delaware County Industrial
                   Development Authority
                   Resource Recovery Facilities,
                   Series G
  3,680,000        2.400%, 05/07/08 (a) ................        3,680,000
    500,000        2.400%, 05/07/08 (a) ................          500,000


See accompanying Notes to Financial Statements.

| 10

Aston Funds

ABN AMRO TAX-EXEMPT MONEY MARKET FUND                            APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                             AMORTIZED
 PAR VALUE                                                      COST
-----------                                                --------------
                  PENNSYLVANIA (CONTINUED)
 $  600,000       Emmaus General Authority RB,
                   Local Government , Series E-19
                   2.530%, 05/07/08 (a)
                   Insured: State Aide Withholding
                   LOC: Depfa Bank .....................   $      600,000
  8,550,000       Pennsylvania State Turnpike
                   Commission
                   Registration Fee RB,
                   Series B
                   2.000%, 05/01/08 (a)
                   Insured: FSA
                   SPA: JPMorgan Chase Bank ............        8,550,000
                                                           --------------
                                                               13,330,000
                                                           --------------

                  TEXAS - 5.61%
  5,200,000       Gulf Coast Waste Disposal
                   Authority PCR, Exxon Project
                   2.500%, 05/01/08 (a) ................        5,200,000
  8,265,000       Southwest Higher Education
                   Authority RB, Southern
                   Methodist University
                   2.630%, 05/01/08 (a)
                   LOC: Landesbank Hessen
                   Thurigen Girozentrale ...............        8,265,000
                                                           --------------
                                                               13,465,000
                                                           --------------

                  UTAH - 4.87%
 11,690,000       Utah Transportation Authority
                   Sales Tax RB,
                   Sub Series A
                   2.750%, 05/01/08 (a)
                   LOC: Fortis Bank SA .................       11,690,000
                                                           --------------
                  VIRGINIA - 1.96%
    500,000       Clarke County, Industrial Development
                   Authority RB, Winchester Medical Center
                   2.600%, 05/07/08 (a)
                   Insured: FSA
                   SPA: JPMorgan Chase Bank ............          500,000
    900,000       Loudoun County Industrial
                   Development Authority RB,
                   Howard Hughes Medical Institute,
                   Series C
                   2.600%, 05/07/08 (a) ................          900,000
  3,300,000       Peninsula Ports Authority
                   Coal Terminal RB,
                   Dominion Terminal Project,
                   Series D
                   2.600%, 05/01/08 (a)
                   LOC: U.S. Bank ......................        3,300,000
                                                           --------------
                                                                4,700,000
                                                           --------------

                  WASHINGTON - 2.28%
  1,900,000       Washington State Health Care
                   Facilities
                   Authority RB, Multicare Health
                   System,
                   Series D
                   2.650%, 05/01/08 (a)
                   Insured: FSA
                   SPA: U.S. Bank ......................        1,900,000
  2,580,000       Washington State Public Power
                   Supply System RB,
                   Nuclear Project No1,
                   Series 1A-1
                   2.400%, 05/07/08 (a)
                   LOC: Bank of America ................        2,580,000
  1,000,000       Washington State, GO,
                   Series VR 96B
                   2.300%, 05/07/08 (a)
                   SPA: Landesbank Hessen
                   Thurigen Girozentrale ...............        1,000,000
                                                           --------------
                                                                5,480,000
                                                           --------------

                  WISCONSIN - 1.73%
    650,000       University of Wisconsin,
                   Hospitals and Clinics
                   Authority RB,
                   2.150%, 05/01/08 (a) ................          650,000
                  Wisconsin State TECP
  2,500,000        1.000%, 05/01/08 (b) ................        2,500,000
  1,000,000        1.450%, 05/01/08 (b) ................        1,000,000
                                                           --------------
                                                                4,150,000
                                                           --------------

                  WYOMING - 0.85%
    650,000       Sublette County PCR,
                   Exxon Project
                   2.280%, 05/01/08 (a) ................          650,000
  1,400,000       Sweetwater County PCR TECP
                   0.900%, 05/01/08 (b) ................        1,400,000
                                                           --------------
                                                                2,050,000
                                                           --------------

                  TOTAL MUNICIPAL OBLIGATIONS
                  (Cost $231,659,000)                         231,659,000
                                                           --------------

See accompanying Notes to Financial Statements.

                                                                            | 11

Aston Funds

ABN AMRO TAX-EXEMPT MONEY MARKET FUND                            APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                               MARKET
  SHARES                                                        VALUE
-----------                                                --------------
INVESTMENT COMPANIES - 1.01%
      1,685       AIM TFIT-Tax-Free Cash Reserve
                   Portfolio ...........................   $        1,685
  2,427,077       Blackrock Provident
                   Institutional
                  MuniCash Portfolio ...................        2,427,077
      1,323       Dreyfus Tax Exempt Cash
                   Management Fund .....................            1,323
      2,806       SEI Tax-Exempt Trust Institutional
                   Tax Free Fund .......................            2,806
                                                           --------------
                  TOTAL INVESTMENT COMPANIES
                   (Cost $2,432,891)                            2,432,891
                                                           --------------
TOTAL INVESTMENTS - 97.50%
  (Cost $234,091,891)* .................................      234,091,891
                                                           --------------
NET OTHER ASSETS AND LIABILITIES - 2.50% ...............        5,998,322
                                                           --------------

NET ASSETS - 100.00% ...................................   $  240,090,213
                                                           ==============

----------

* At April 30, 2008, cost is identical for book and Federal income tax purposes.

(a) Variable rate instrument. The rate shown reflects the rate in effect on April 30, 2008. The maturity date shown is the next scheduled demand date.

(b)   Annualized yield at the time of purchase

FSA   Financial Security Assurance, Inc

GO    General Obligation

HEFA  Health & Educational Facilities Authority

LOC   Letter of Credit

PCR   Pollution Control Revenue

RB    Revenue Bond

SPA   Stand by Purchase Agreement

TECP  Tax-Exempt Commercial Paper

TFIT  Tax-Free Investments Trust

See accompanying Notes to Financial Statements.

| 12

Aston Funds

ABN AMRO TREASURY MONEY MARKET FUND                               APRIL 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Cash and Other Net Assets                7%
Repurchase Agreements                   93%

% of Total Net Assets

                                                                             MARKET
PAR VALUE                                                                     VALUE
-------------                                                             ------------
REPURCHASE AGREEMENTS - 93.23%

$  66,000,000   Bank of America, 1.850%, dated
                 04/30/08, matures 05/01/08,
                 repurchase price $ 66,003,392
                 (collaterized by U.S. Treasury
                 instruments, with interest rate of
                 0.000%, and maturity of 2008,
                 total market value $ 67,320,067)....................     $ 66,000,000
   50,000,000   Barclays Capital, 1.900%, dated 04/30/08,
                 matures 05/01/08, repurchase price $ 50,002,639
                 (collaterized by U.S. Treasury instruments,
                 with interest rates from 2.375% to 5.250%, and
                 maturities from 2017 to 2028,
                 total market value $ 51,000,086)....................       50,000,000
  102,000,000   Deutsche Bank, 1.950%, dated 04/30/08, matures
                 05/01/08, repurchase price $ 102,005,525
                 (collaterized by U.S. Treasury instruments,
                 with interest rate of 0.000%, and maturities
                 from 2008 to 2024, total market value
                 $104,040,000).......................................      102,000,000
   50,000,000   Merrill Lynch, 1.800%, dated
                 04/30/08, matures 05/01/08,
                 repurchase price $ 50,002,500
                 (collaterized by U.S. Treasury
                 instruments, with interest rate
                 of 3.625%, and maturity of 2013,
                 total market value $ 51,002,621)....................       50,000,000
                                                                          ------------
                TOTAL REPURCHASE AGREEMENTS
                (Cost $ 268,000,000)                                       268,000,000
                                                                          ------------

                                                         MARKET
SHARES                                                   VALUE
---------------                                       -------------
INVESTMENT COMPANIES - 6.91%

  10,833,552 AIM STIT Treasury Portfolio.........     $  10,833,552
   9,021,844 BlackRock Liquidity Funds T-Fund
              Portfolio..........................         9,021,844
                                                      -------------
             TOTAL INVESTMENT COMPANIES
             (Cost $ 19,855,396).................        19,855,396
                                                      -------------
TOTAL INVESTMENTS - 100.14%
  (Cost $287,855,396)*...........................       287,855,396
                                                      -------------
NET OTHER ASSETS AND LIABILITIES - (0.14)%.......          (394,324)
                                                      -------------
NET ASSETS - 100.00%.............................     $ 287,461,072
                                                      =============

----------
* At April 30, 2008, cost is identical for book and Federal income tax purposes.

STIT Short-Term Investments Trust

See accompanying Notes to Financial Statements.

                                                                            | 13

                     This page is left blank intentionally

Aston Funds

                                                                  APRIL 30, 2008

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)


                                                  ABN AMRO
                                                INSTITUTIONAL       ABN AMRO         ABN AMRO           ABN AMRO         ABN AMRO
                                                 PRIME MONEY    GOVERNMENT MONEY       MONEY       TAX-EXEMPT MONEY   TREASURY MONEY
                                                 MARKET FUND      MARKET FUND      MARKET FUND        MARKET FUND       MARKET FUND
                                               ---------------  ----------------  --------------   ----------------   --------------
ASSETS:
Investments:
        Investments at amortized cost.......   $ 1,626,227,944      $ 13,066,699  $  283,201,207     $  234,091,891   $   19,855,396
        Repurchase agreements at cost.......        70,000,000       397,000,000              --                 --      268,000,000
                                               ---------------      ------------  --------------     --------------   --------------
          Total investments at value........     1,696,227,944       410,066,699     283,201,207        234,091,891      287,855,396
Receivables:
        Dividends and interest..............         2,340,549            67,148         764,278            374,829           43,099
        Fund shares sold....................            18,000                --           2,350                115               --
        Investments sold....................         9,914,444                --              --          5,913,967               --
Other assets................................            61,240            11,976           8,406             19,441           30,036
                                               ---------------      ------------  --------------     --------------   --------------
          Total assets......................     1,708,562,177       410,145,823     283,976,241        240,400,243      287,928,531
                                               ---------------      ------------  --------------     --------------   --------------

LIABILITIES:
Payables:

        Due to custodian....................                 1                --               2                 --               --
        Dividend distribution...............         3,959,262           462,541             252            217,939          366,401
        Investments purchased...............                --                --       7,954,244                 --               --
        Fund shares redeemed................            95,000            33,571              --                 --               --
        Due to Adviser, net (Note E)........           151,400            66,985          55,581             42,481           63,445
        Administration fees (Note E)........            73,281            16,154          11,639             11,131           11,078
        Distribution fees (Note E)..........                --             3,120          12,608              2,357            2,009
        Shareholder service fees (Note E)...             1,823             3,803          24,547                 --               --
        Trustees fees and related
          expenses (Note E).................             1,930               198              --                 --               --
Accrued expenses and other payables.........           144,642            39,880          43,278             36,122           24,526
                                               ---------------      ------------  --------------     --------------   --------------
          Total liabilities.................         4,427,339           626,252       8,102,151            310,030          467,459
                                               ---------------      ------------  --------------     --------------   --------------
NET ASSETS..................................   $ 1,704,134,838      $409,519,571  $  275,874,090     $  240,090,213   $  287,461,072
                                               ===============      ============  ==============     ==============   ==============

NET ASSETS CONSIST OF:
   Paid in capital..........................   $ 1,704,019,138      $409,487,949  $  275,874,096     $  240,090,213   $  287,460,874
   Accumulated undistributed net
     investment income......................                 1            31,622              --                 --               --
   Accumulated net realized gain
     (loss) on investments..................           115,699                --              (6)                --              198
                                               ---------------      ------------  --------------     --------------   --------------
TOTAL NET ASSETS............................   $ 1,704,134,838      $409,519,571  $  275,874,090     $  240,090,213   $  287,461,072
                                               ===============      ============  ==============     ==============   ==============

See accompanying Notes to Financial Statements.

                                                                            | 15

Aston Funds

                                                                  APRIL 30, 2008

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - CONTINUED

                                                 ABN AMRO
                                               INSTITUTIONAL        ABN AMRO         ABN AMRO         ABN AMRO          ABN AMRO
                                                PRIME MONEY     GOVERNMENT MONEY       MONEY       TAX-EXEMPT MONEY   TREASURY MONEY
                                                MARKET FUND        MARKET FUND      MARKET FUND       MARKET FUND      MARKET FUND
                                              ---------------   ----------------   -------------   ----------------   --------------
CLASS Y:
   Net Assets...............................  $ 1,695,036,780   $             --   $          --   $             --   $           --
   Shares of beneficial interest
     outstanding (unlimited
     authorization).........................    1,694,920,855                 --              --                 --               --
        NET ASSET VALUE Offering and
          redemption price per share
          (Net Assets/Shares
          Outstanding)......................  $          1.00   $             --   $          --   $             --   $           --
                                              ===============   ================   =============   ================   ==============
CLASS YS:
   Net Assets...............................  $     9,098,058   $             --   $          --   $             --   $           --
   Shares of beneficial interest
     outstanding (unlimited
     authorization).........................        9,103,053                 --              --                 --               --
        NET ASSET VALUE Offering and
          redemption price per share
          (Net Assets/Shares
          Outstanding)......................  $          1.00   $             --   $          --   $             --   $           --
                                              ===============   ================   =============   ================   ==============
CLASS I:
   Net Assets...............................  $            --   $    343,160,923   $  12,914,369   $    193,575,154   $  245,770,077
   Shares of beneficial interest
     outstanding (unlimited
     authorization).........................               --        343,128,355      12,914,238        193,575,932      245,778,212
        NET ASSET VALUE Offering and
          redemption price per share
          (Net Assets/Shares
          Outstanding)......................  $            --   $           1.00   $        1.00   $           1.00   $        1.00
                                              ===============   ================   =============   ================   ==============
CLASS S:
   Net Assets...............................  $            --   $     66,358,648   $ 262,959,721   $     46,515,059   $   41,690,995
   Shares of beneficial interest
     outstanding (unlimited
     authorization).........................               --         66,361,329     262,960,122         46,515,706       41,689,913
        NET ASSET VALUE Offering and
          redemption price per share
          (Net Assets/Shares
          Outstanding)......................  $            --   $           1.00   $        1.00   $           1.00   $        1.00
                                              ===============   ================   =============   ================   ==============

See accompanying Notes to Financial Statements.

| 16

Aston Funds

FOR THE SIX MONTHS ENDED APRIL 30, 2008

STATEMENT OF OPERATIONS (UNAUDITED)

                                                ABN AMRO
                                              INSTITUTIONAL         ABN AMRO        ABN AMRO        ABN AMRO           ABN AMRO
                                               PRIME MONEY     GOVERNMENT MONEY       MONEY      TAX-EXEMPT MONEY   TREASURY MONEY
                                               MARKET FUND       MARKET FUND       MARKET FUND     MARKET FUND        MARKET FUND
                                              --------------   ----------------   ------------   ----------------   --------------
INVESTMENT INCOME:
   Dividends................................  $    3,340,319    $      362,279    $     101,316   $     181,903     $       134,838
   Interest.................................      36,632,132         6,193,596        5,315,286       3,360,046           2,409,182
                                              --------------    --------------    -------------   -------------     ---------------
     Total investment income................      39,972,451         6,555,875        5,416,602       3,541,949           2,544,020
                                              --------------    --------------    -------------   -------------     ---------------

EXPENSES:
   Investment advisory fees (Note E)........         964,931           372,303          467,637         497,359             351,757
   Distribution expenses(a) (Note E)........              --            89,052          327,346          66,362              28,620
   Shareholder service fees(b)
     (Note E)...............................          10,359            24,935          144,032              --                  --
   Transfer agent fees......................          18,806            17,022           17,494          16,862              17,200
   Administration fees (Note E).............         499,571           100,850           74,391          79,957              55,899
   Registration expenses....................          42,914            14,868           14,122          14,172              14,172
   Custodian fees...........................          57,476            10,484            8,880           7,597               5,625
   Audit and tax fees.......................          11,550            10,227           10,189          10,188              10,096
   Legal fees...............................          49,198             8,436            6,458           6,423               1,613
   Reports to shareholder expense...........          16,931            11,413           27,606           8,594               2,371
   Trustees fees and related expenses
     (Note E)...............................          59,503            10,219            8,344           8,303               2,887
   Interest expense (Note F)................              --                --              247           3,678                  --
   Other expenses...........................         129,112            17,970           13,353          23,780              24,195
                                              --------------    --------------    -------------   -------------     ---------------
     Total expenses before waivers/
        reimbursements......................       1,860,351           687,779        1,120,099         743,275             514,435
                                              --------------    --------------    -------------   -------------     ---------------
     Less: Investment advisory fees
        waived (Note E).....................              --                --               --              --            (150,842)
     Less: Expenses reimbursed (Note E).....              --                --         (154,115)       (204,297)             (3,219)
                                              --------------    --------------    -------------   -------------     ---------------
     Net expenses...........................       1,860,351           687,779          965,984         538,978             360,374
                                              --------------    --------------    -------------   -------------     ---------------
NET INVESTMENT INCOME.......................      38,112,100         5,868,096        4,450,618       3,002,971           2,183,646
                                              --------------    --------------    -------------   -------------     ---------------

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
   Net realized gain on investments.........         112,625                --               --              --                 246
                                              --------------    --------------    -------------   -------------     ---------------

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS..............................        112,625                 --               --              --                 246
                                              --------------    --------------    -------------   -------------     ---------------

NET INCREASE IN NET ASSETS
FROM OPERATIONS.............................  $   38,224,725    $    5,868,096    $   4,450,618   $   3,002,971     $     2,183,892
                                              ==============    ==============    =============   =============     ===============

----------
(a) Fees are incurred at the Class S Level for all funds except ABN AMRO Institutional Prime Money Market Fund, which does not have a distribution expense.

(b) Fees are incurred at the Class S Level for all funds except ABN AMRO Institutional Prime Money Market Fund and at the Class YS Level for ABN AMRO Institutional Prime Money Market Fund.

See accompanying Notes to Financial Statements.

                                                                            | 17

Aston Funds

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   ABN AMRO                               ABN AMRO
                                                      INSTITUTIONAL PRIME MONEY MARKET FUND       GOVERNMENT MONEY MARKET FUND
                                                      -------------------------------------    ------------------------------------
                                                       SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                        APRIL 30, 2008        YEAR ENDED        APRIL 30, 2008        YEAR ENDED
                                                         (UNAUDITED)       OCTOBER 31, 2007       (UNAUDITED)      OCTOBER 31, 2007
                                                       ----------------    ----------------    ----------------    ----------------
NET ASSETS AT BEGINNING OF PERIOD....................  $  1,771,613,713    $  2,488,864,440    $    358,040,547    $    500,369,242
                                                       ----------------    ----------------    ----------------    ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
     Net investment income...........................        38,112,100         122,224,866           5,868,096          22,835,060
     Net realized gain on investments sold...........           112,625               3,478                  --                  --
                                                       ----------------    ----------------    ----------------    ----------------
     Net increase in net assets from operations......        38,224,725         122,228,344           5,868,096          22,835,060
                                                       ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Class Y.........................................       (37,960,622)       (121,559,382)                 --                  --
     Class YS........................................          (151,479)           (665,482)                 --                  --
     Class I.........................................                --                  --          (4,800,606)        (19,986,914)
     Class S.........................................                --                  --          (1,067,490)         (2,848,146)
                                                       ----------------    ----------------    ----------------    ----------------
        Total distributions..........................       (38,112,101)       (122,224,864)         (5,868,096)        (22,835,060)
                                                       ----------------    ----------------    ----------------    ----------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
     Class Y.........................................     5,057,656,465      15,941,245,337                  --                  --
     Class YS........................................        15,030,774          10,745,072                  --                  --
     Class I.........................................                --                  --         246,407,877         873,628,178
     Class S.........................................                --                  --          90,400,100         228,918,581
   Proceeds from reinvestment of distributions:
     Class Y.........................................         5,200,717          24,554,931                  --                  --
     Class YS........................................           130,744             580,821                  --                  --
     Class I.........................................                --                  --             560,965           1,511,862
     Class S.........................................                --                  --           1,067,483           2,847,618
   Cost of shares redeemed:
     Class Y.........................................    (5,131,938,372)                 --                  --                  --
     Class YS........................................       (13,671,827)        (20,975,433)                 --                  --
     Class I.........................................                --                  --        (188,235,521)     (1,039,405,326)
     Class S.........................................                --                  --         (98,721,880)       (209,829,608)
                                                       ----------------    ----------------    ----------------    ----------------
        Net increase (decrease) from capital share
          transactions...............................       (67,591,499)       (717,254,207)         51,479,024        (142,328,695)
                                                       ----------------    ----------------    ----------------    ----------------
        Total increase (decrease) in net assets......       (67,478,875)       (717,250,727)         51,479,024        (142,328,695)
                                                       ----------------    ----------------    ----------------    ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A).......  $  1,704,134,838    $  1,771,613,713    $    409,519,571    $    358,040,547
                                                       ================    ================    ================    ================
     (A) Undistributed net investment income.........  $              1    $              2    $         31,622    $         31,622
                                                       ================    ================    ================    ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Class Y:
     Sold............................................     5,057,656,465      15,941,245,337                  --                  --
     Proceeds from reinvestment of distributions.....         5,200,717          24,554,931                  --                  --
     Redeemed........................................    (5,131,938,371)                 --                  --                  --
   Class YS:
     Sold............................................        15,030,774          10,745,072                  --                  --
     Proceeds from reinvestment of distributions.....           130,744             580,821                  --                  --
     Redeemed........................................       (13,671,827)        (20,975,433)                 --                  --
   Class I
     Sold............................................                --                  --         246,407,877         873,628,178
     Proceeds from reinvestment of distributions.....                --                  --             560,965           1,511,862
     Redeemed........................................                --                  --        (188,235,521)     (1,039,405,326)
   Class S
     Sold............................................                --                  --          90,400,100         228,918,581
     Proceeds from reinvestment of distributions.....                --                  --           1,067,483           2,847,618
     Redeemed........................................                --                  --         (98,721,880)       (209,829,608)
                                                       ----------------    ----------------    ----------------    ----------------
        Net increase (decrease) in shares
        outstanding..................................       (67,591,498)       (717,254,208)         51,479,024        (142,328,695)
                                                       ================    ================    ================    ================

See accompanying Notes to Financial Statements.

| 18

Aston Funds

             ABN AMRO                           ABN AMRO                             ABN AMRO
        MONEY MARKET FUND               TAX-EXEMPT MONEY MARKET FUND         TREASURY MONEY MARKET FUND
-----------------------------------   ----------------------------------   -----------------------------------
SIX MONTHS ENDED                      SIX MONTHS ENDED                     SIX MONTHS ENDED
 APRIL 30, 2008       YEAR ENDED      APRIL 30, 2008       YEAR ENDED       APRIL 30, 2008       YEAR ENDED
  (UNAUDITED)      OCTOBER 31, 2007    (UNAUDITED)      OCTOBER 31, 2007      (UNAUDITED)     OCTOBER 31, 2007
 ---------------   ----------------   ----------------  ----------------   ----------------   ----------------
 $  274,573,832    $    187,881,480   $  260,905,903    $    249,795,080   $     64,490,696   $    151,277,116
 --------------    ----------------   --------------    ----------------   ----------------   ----------------

      4,450,618          10,380,744        3,002,971           9,226,363          2,183,646          4,980,888
             --                  --               --                  --                246                 --
 --------------    ----------------   --------------    ----------------   ----------------   ----------------
      4,450,618          10,380,744        3,002,971           9,226,363          2,183,892          4,980,888
 --------------    ----------------   --------------    ----------------   ----------------   ----------------

             --                  --               --                  --                 --                 --
             --                  --               --                  --                 --                 --
        (89,136)           (233,334)      (2,493,960)         (7,999,699)        (1,960,767)        (4,703,450)
     (4,361,482)        (10,147,410)        (509,011)         (1,226,664)          (222,879)          (277,438)
 --------------    ----------------   --------------    ----------------   ----------------   ----------------
     (4,450,618)        (10,380,744)      (3,002,971)         (9,226,363)        (2,183,646)        (4,980,888)
 --------------    ----------------   --------------    ----------------   ----------------   ----------------

             --                  --               --                  --                 --                 --
             --                  --               --                  --                 --                 --
     40,102,084          56,775,299      395,174,867         430,377,488        344,419,087        247,080,253
    438,642,259         847,715,220      109,597,424         370,000,496         86,273,934        101,942,927
             --                  --               --                  --                 --                 --
             --                  --               --                  --                 --                 --
         89,095             233,317            4,629              13,490             10,324             47,650
      4,335,999          10,137,053          508,997           1,227,109            222,878            275,650
             --                  --               --                  --                 --                 --
             --                  --               --                  --                 --                 --
    (29,118,117)        (56,491,966)    (402,771,343)       (454,705,488)      (151,979,630)      (339,036,403)
   (452,751,062)       (771,676,571)    (123,330,264)       (335,802,272)       (55,976,463)       (97,096,497)
 --------------    ----------------   --------------    ----------------   ----------------   ----------------

      1,300,258          86,692,352     (20,815,690)          11,110,823        222,970,130        (86,786,420)
 --------------    ----------------   --------------    ----------------   ----------------   ----------------
      1,300,258          86,692,352     (20,815,690)          11,110,823        222,970,376        (86,786,420)
 --------------    ----------------   --------------    ----------------   ----------------   ----------------
 $  275,874,090    $    274,573,832   $  240,090,213    $    260,905,903   $    287,461,072   $     64,490,696
 ==============    ================   ==============    ================   ================   ================
 $           --    $             --   $           --    $             --   $             --   $             --
 ==============    ================   ==============    ================   ================   ================

             --                  --               --                  --                 --                 --
             --                  --               --                  --                 --                 --
             --                  --               --                  --                 --                 --
             --                  --               --                  --                 --                 --
             --                  --               --                  --                 --                 --
             --                  --               --                  --                 --                 --
     40,102,084          56,775,299      395,174,867         430,377,488        344,419,087        247,080,253
         89,095             233,317            4,629              13,490             10,324             47,650
    (29,118,117)        (56,491,966)    (402,771,343)       (454,705,488)      (151,979,630)      (339,036,403)

    438,642,259         847,715,220      109,597,424         370,000,496         86,273,934        101,942,927
      4,335,999          10,137,053          508,997           1,227,109            222,878            275,650
   (452,751,062)       (771,676,571)    (123,330,264)       (335,802,272)       (55,976,463)       (97,096,497)
 --------------    ----------------   --------------    ----------------   ----------------   ----------------
      1,300,258          86,692,352      (20,815,690)         11,110,823        222,970,130        (86,786,420)
 ==============    ================   ==============    ================   ================   ================

See accompanying Notes to Financial Statements.

                                                                            | 19

Aston Funds

ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND                    APRIL 30, 2008

FINANCIAL HIGHLIGHTS

CLASS Y

                                              SIX MONTHS
                                                 ENDED           YEAR          YEAR           YEAR          YEAR         YEAR
                                                04/30/08        ENDED          ENDED          ENDED         ENDED        ENDED
                                              (UNAUDITED)      10/31/07      10/31/06       10/31/05      10/31/04      10/31/03
                                              -----------     ----------    -----------    ----------    ----------    ----------
Net Asset Value, Beginning of
Period.....................................   $      1.00     $     1.00    $      1.00    $     1.00    $     1.00    $     1.00
                                              -----------     ----------    -----------    ----------    ----------    ----------
   INCOME FROM INVESTMENT
   OPERATIONS:
     Net investment income.................          0.02           0.05           0.05          0.03          0.01          0.01
                                              -----------     ----------    -----------    ----------    ----------    ----------
     Less distributions from net
     investment income.....................         (0.02)         (0.05)         (0.05)        (0.03)        (0.01)        (0.01)
                                              -----------     ----------    -----------    ----------    ----------    ----------
Net Asset Value, End of Period.............   $      1.00     $     1.00    $      1.00    $     1.00    $     1.00    $     1.00
                                              ===========     ==========    ===========    ==========    ==========    ==========
TOTAL RETURN ..............................          1.97%(a)       5.33%          4.80%         2.79%         1.07%         1.14%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)....   $ 1,695,037     $1,764,006    $ 2,471,607    $2,408,695    $2,159,527    $2,035,709
        Ratios of expenses to
           average net assets..............          0.19%(b)       0.19%          0.18%         0.18%         0.19%         0.18%
        Ratios of net investment
           income to average net
           assets..........................          3.95%(b)       5.21%          4.67%         2.75%         1.06%         1.13%

CLASS YS
Net Asset Value, Beginning of Period.......   $      1.00     $     1.00    $      1.00    $     1.00    $     1.00    $     1.00
                                              -----------     ----------    -----------    ----------    ----------    ----------
   INCOME FROM INVESTMENT
   OPERATIONS:
     Net investment income.................          0.02           0.05           0.04          0.03          0.01          0.01
                                              -----------     ----------    -----------    ----------    ----------    ----------
     Less distributions from net
       investment income...................         (0.02)         (0.05)         (0.04)        (0.03)        (0.01)        (0.01)
                                              -----------     ----------    -----------    ----------    ----------    ----------
Net Asset Value, End of Period.............   $      1.00     $     1.00    $      1.00    $     1.00    $     1.00    $     1.00
                                              ===========     ==========    ===========    ==========    ==========    ==========
TOTAL RETURN...............................          1.85%(a)       5.07%          4.54%         2.53%         0.82%         0.88%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)....   $     9,098     $    7,608    $    17,258    $   37,107    $   51,239    $   61,898
       Ratios of expenses to
          average net assets...............          0.44%(b)       0.44%          0.43%         0.43%         0.44%         0.43%
       Ratios of net investment income
          to average net assets............          3.70%(b)       4.96%          4.42%         2.50%         0.81%         0.88%

----------
(a)   Not Annualized.

(b)   Annualized.

See accompanying Notes to Financial Statements.

| 20

Aston Funds

ABN AMRO GOVERNMENT MONEY MARKET FUND                             APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS
                                                      ENDED           YEAR         YEAR         YEAR         YEAR         YEAR
                                                    04/30/08          ENDED        ENDED        ENDED        ENDED       ENDED
                                                   (UNAUDITED)      10/31/07     10/31/06     10/31/05     10/31/04     10/31/03
                                                   -----------      ---------    ---------    ---------    ---------    --------
CLASS I
Net Asset Value, Beginning of Period............   $      1.00      $    1.00    $    1.00    $    1.00    $    1.00    $   1.00
                                                   -----------      ---------    ---------    ---------    ---------    --------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income......................          0.02           0.05         0.05         0.03         0.01        0.01
                                                   -----------      ---------    ---------    ---------    ---------    --------
   LESS DISTRIBUTIONS FROM:
     Net investment income......................         (0.02)         (0.05)       (0.05)       (0.03)       (0.01)      (0.01)
                                                   -----------      ---------    ---------    ---------    ---------    --------
     Net realized gain on investments......                 --             --           --           --(a)        --          --
                                                   -----------      ---------    ---------    ---------    ---------    --------
     Total distribution.........................         (0.02)         (0.05)       (0.05)       (0.03)       (0.01)      (0.01)
                                                   -----------      ---------    ---------    ---------    ---------    --------
Net Asset Value, End of Period..................   $      1.00      $    1.00    $    1.00    $    1.00    $    1.00    $   1.00
                                                   ===========      =========    =========    =========    =========    ========
TOTAL RETURN....................................          1.63%(b)       5.05%        4.62%        2.59%        0.91%       0.98%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's).........   $   343,161      $ 284,428    $ 448,693    $ 380,875    $ 459,475    $453,873
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver
      of expenses by Adviser....................          0.31%(c)       0.30%        0.29%        0.30%        0.30%       0.29%
     After reimbursement
      and/or waiver of expenses by Adviser......          0.31%(c)       0.30%        0.29%        0.30%        0.30%       0.29%
   Ratios of net investment
     income to average net assets:
     Before reimbursement
      and/or waiver of expenses by Adviser......          3.21%(c)       4.96%        4.55%        2.60%        0.91%       0.98%
     After reimbursement and/or
      waiver of expenses by Adviser.............          3.21%(c)       4.96%        4.55%        2.60%        0.91%       0.98%

CLASS S
Net Asset Value, Beginning of Period............   $      1.00      $    1.00    $    1.00    $    1.00    $    1.00    $   1.00
                                                   -----------      ---------    ---------    ---------    ---------    --------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income......................          0.01           0.05         0.04         0.02         0.01        0.01
                                                   -----------      ---------    ---------    ---------    ---------    --------
   LESS DISTRIBUTIONS FROM:
     Net investment income......................         (0.01)         (0.05)       (0.04)       (0.02)       (0.01)      (0.01)
     Net realized gain on investments......                 --             --           --           --(a)        --          --
                                                   -----------      ---------    ---------    ---------    ---------    --------
     Total distribution.........................         (0.01)         (0.05)       (0.04)       (0.02)       (0.01)      (0.01)
                                                   -----------      ---------    ---------    ---------    ---------    --------
Net Asset Value, End of Period..................   $      1.00      $    1.00    $    1.00    $    1.00    $    1.00    $   1.00
                                                   ===========      =========    =========    =========    =========    ========
TOTAL RETURN....................................          1.47%(b)       4.72%        4.28%        2.26%        0.58%       0.65%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's).........   $    66,359      $  73,613    $  51,676    $  31,621    $  32,911    $ 41,768
   Ratios of expenses to average
     net assets:
     Before reimbursement and/or
      waiver of expenses by
        Adviser.................................          0.63%(c)       0.62%        0.61%        0.62%        0.62%       0.62%
     After reimbursement and/or
      waiver of expenses by
        Adviser.................................          0.63%(c)       0.62%        0.61%        0.62%        0.62%       0.62%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or
      waiver of expenses by
        Adviser.................................          2.89%(c)       4.64%        4.23%        2.28%        0.59%       0.65%
     After reimbursement and/or
      waiver of expenses by
        Adviser.................................          2.89%(c)       4.64%        4.23%        2.28%        0.59%       0.65%

----------
(a)   Represents less than $0.005 per share.

(b)   Not Annualized.

(c)   Annualized.

See accompanying Notes to Financial Statements.

                                                                            | 21

Aston Funds

ABN AMRO MONEY MARKET FUND                                        APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                              SIX MONTHS
                                                 ENDED             YEAR            YEAR           YEAR         YEAR        YEAR
                                               04/30/08            ENDED           ENDED          ENDED        ENDED       ENDED
                                              (UNAUDITED)        10/31/07        10/31/06       10/31/05     10/31/04     10/31/03
                                              -----------       -----------     -----------     ---------    ---------    ---------
CLASS I
Net Asset Value, Beginning of Period........  $      1.00       $      1.00     $      1.00     $    1.00    $    1.00    $    1.00
                                              -----------       -----------     -----------     ---------    ---------    ---------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income..................         0.02              0.05            0.04(a)       0.03         0.01         0.01
                                              -----------       -----------     -----------     ---------    ---------    ---------
     Less distributions from net
        investment income...................        (0.02)            (0.05)          (0.04)        (0.03)       (0.01)       (0.01)
                                              -----------       -----------     -----------     ---------    ---------    ---------
Net Asset Value, End of Period..............  $      1.00       $      1.00     $      1.00     $    1.00    $    1.00    $    1.00
                                              ===========       ===========     ===========     =========    =========    =========
TOTAL RETURN................................         1.86%(c)          5.07%           4.57%         2.57%        0.87%        0.92%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's).....  $    12,914       $     1,841     $     1,325     $   9,535    $   4,821    $     302
   Ratios of expenses to average net
     assets:
     Before reimbursement and/or waiver
        of expenses by Adviser..............         0.49%(b)(d)       0.50%           0.50%(b)      0.51%        0.50%        0.50%
     After reimbursement and/or waiver
        of expenses by Adviser..............         0.37%(b)(d)       0.37%           0.37%(b)      0.37%        0.37%        0.37%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
        of expenses by Adviser..............         3.56%(d)          4.82%           4.35%         2.44%        0.73%        0.78%
     After reimbursement and/or waiver
        of expenses by Adviser..............         3.68%(d)          4.95%           4.48%         2.58%        0.86%        0.91%

CLASS S
Net Asset Value, Beginning of Period........  $      1.00       $      1.00     $      1.00     $    1.00    $    1.00    $    1.00
                                              -----------       -----------     -----------     ---------    ---------    ---------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income..................         0.02              0.05            0.04(a)       0.02         0.01         0.01
                                              -----------       -----------     -----------     ---------    ---------    ---------
     Less distributions from net
        investment income...................        (0.02)            (0.05)          (0.04)        (0.02)       (0.01)       (0.01)
                                              -----------       -----------     -----------     ---------    ---------    ---------
Net Asset Value, End of Period..............  $      1.00       $      1.00     $      1.00     $    1.00    $    1.00    $    1.00
                                              ===========       ===========     ===========     =========    =========    =========
TOTAL RETURN................................         1.68%(c)          4.69%           4.20%         2.20%        0.50%        0.55%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's).....  $   262,960       $   272,733     $   186,557     $ 171,508    $ 132,831    $ 132,233
   Ratios of expenses to average net
     assets:
     Before reimbursement and/or waiver
        of expenses by Adviser..............         0.85%(b)(d)       0.86%           0.86%(b)      0.87%        0.86%        0.86%
     After reimbursement and/or waiver
        of expenses by Adviser..............         0.73%(b)(d)       0.73%           0.73%(b)      0.73%        0.73%        0.73%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
        of expenses by Adviser..............         3.20%(d)          4.46%           3.99%         2.08%        0.37%        0.42%
     After reimbursement and/or waiver
        of expenses by Adviser..............         3.32%(d)          4.59%           4.12%         2.22%        0.50%        0.55%

----------
(a) The selected per share data was calculated using weighted average shares method for the period.

(b) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2008 and for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note F to Financial Statements.

(c)   Not Annualized.

(d)   Annualized.

See accompanying Notes to Financial Statements.

| 22

Aston Funds

ABN AMRO TAX-EXEMPT MONEY MARKET FUND                             APRIL 30, 2008

FINANCIAL HIGHLIGHTS

                                          SIX MONTHS
                                             ENDED              YEAR            YEAR          YEAR          YEAR          YEAR
                                           04/30/08             ENDED           ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)         10/31/07        10/31/06       10/31/05     10/31/04      10/31/03
                                          -----------         ---------      ----------     ----------    ---------     ---------
CLASS I
Net Asset Value, Beginning of Period....  $      1.00         $    1.00      $     1.00     $     1.00    $    1.00     $    1.00
                                          -----------         ---------      ----------     ----------    ---------     ---------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income..............         0.01              0.03            0.03           0.02         0.01          0.01
                                          -----------         ---------      ----------     ----------    ---------     ---------
     Less distributions from net
        investment income...............        (0.01)            (0.03)          (0.03)         (0.02)       (0.01)        (0.01)
                                          -----------         ---------      ----------     ----------    ---------     ---------
Net Asset Value, End of Period..........  $      1.00         $    1.00      $     1.00     $     1.00    $    1.00     $    1.00
                                          ===========         =========      ==========     ==========    =========     =========
TOTAL RETURN............................         1.08%(c)          3.32%           2.98%          1.83%        0.74%         0.72%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period
     (in 000's).........................  $   193,575         $ 201,167      $  225,482     $  260,210    $ 262,587     $ 274,759
   Ratios of expenses to average net
     assets:
     Before reimbursement and/or waiver
        of expenses by Adviser..........         0.48%(a)(d)       0.48%(a)        0.47%(a)       0.46%        0.46%         0.46%
     After reimbursement and/or waiver
        of expenses by Adviser..........         0.33%(a)(d)       0.33%(a)        0.34%(a)       0.33%        0.33%         0.33%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
        of expenses by Adviser..........         2.01%(d)          3.13%           2.78%          1.68%        0.61%         0.59%
     After reimbursement and/or waiver
        of expenses by Adviser..........         2.16%(d)          3.27%           2.91%          1.81%        0.74%         0.72%

CLASS S
Net Asset Value, Beginning of Period....  $      1.00         $    1.00      $     1.00     $     1.00    $    1.00     $    1.00
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income..............         0.01              0.03            0.03           0.02           --(b)         --(b)
                                          -----------         ---------      ----------     ----------    ---------     ---------
Less distributions from
  net investment income.................        (0.01)            (0.03)          (0.03)         (0.02)          --(b)         --(b)
                                          -----------         ---------      ----------     ----------    ---------     ---------
Net Asset Value, End of Period..........  $      1.00         $    1.00      $     1.00     $     1.00    $    1.00     $    1.00
                                          ===========         =========      ==========     ==========    =========     =========
TOTAL RETURN............................         0.95%(c)          3.06%           2.72%          1.57%        0.49%         0.47%

RATIOS/SUPPLEMENTAL DATA:

   Net Assets, End of Period
     (in 000's)....  $    46,515            $  59,739        $   24,314      $   18,188      $  27,230    $  21,116
   Ratios of expenses to average net
     assets:
     Before reimbursement and/or waiver
        of expenses by Adviser..........         0.73%(a)(d)       0.73%(a)        0.72%(a)       0.71%        0.71%         0.71%
     After reimbursement and/or waiver
        of expenses by Adviser..........         0.58%(a)(d)       0.58%(a)        0.59%(a)       0.58%        0.58%         0.58%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
        of expenses by Adviser..........         1.76%(d)          2.88%           2.53%          1.43%        0.36%         0.34%
     After reimbursement and/or waiver
        of expenses by Adviser..........         1.91%(d)          3.02%           2.66%          1.56%        0.49%         0.47%

----------
(a) Ratios of expenses to average net assets include interest expense of less than 0.005%, 0.01% and 0.01% for the six months ended April 30, 2008 and for the years ended October 31, 2007 and October 31, 2006, respectively, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note F to Financial Statements.

(b)   Represents less than $0.005 per share.

(c)   Not Annualized.

(d)   Annualized.

See accompanying Notes to Financial Statements.

                                                                            | 23

Aston Funds

                                                                  APRIL 30, 2008

ABN AMRO TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

                                                 SIX MONTHS
                                                    ENDED            YEAR        YEAR        YEAR          YEAR          YEAR
                                                   04/30/08         ENDED       ENDED        ENDED         ENDED         ENDED
                                                 (UNAUDITED)       10/31/07    10/31/06     10/31/05     10/31/04       10/31/03
                                                 -----------       --------    --------    ---------     ---------    ------------
CLASS I
Net Asset Value,
 Beginning of Period...........................  $      1.00       $   1.00    $   1.00    $    1.00     $    1.00    $       1.00
                                                 -----------       --------    --------    ---------     ---------    ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income.....................         0.01           0.05        0.04         0.02          0.01            0.01
                                                 -----------       --------    --------    ---------     ---------    ------------

   LESS DISTRIBUTIONS FROM:
     Net investment income.....................        (0.01)         (0.05)      (0.04)       (0.02)        (0.01)          (0.01)
     Net realized gain on investments.........            --             --          --(a)        --(a)         --              --
                                                 -----------      ---------    --------    ---------     ---------    ------------
     Total distribution........................        (0.01)         (0.05)      (0.04)       (0.02)        (0.01)          (0.01)
                                                 -----------      ---------    --------    ---------     ---------    ------------
Net Asset Value, End of  Period................  $      1.00      $    1.00    $   1.00    $    1.00     $    1.00    $       1.00
                                                 ===========      =========    ========    =========     =========    ============
TOTAL RETURN...................................         1.29%(b)       4.84%       4.46%        2.41%         0.75%           0.85%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)........  $   245,770      $  53,320    $145,229    $ 178,796     $ 308,172    $    370,304
   Ratios of expenses to average net
    assets:
     Before reimbursement and/or waiver
        of expenses by Adviser.................         0.48%(c)       0.58%       0.49%        0.48%         0.46%           0.46%
     After reimbursement and/or waiver
        of expenses by Adviser.................         0.33%(c)       0.36%       0.36%        0.36%         0.36%           0.36%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
        of expenses by Adviser.................         2.05%(c)       4.58%       4.24%        2.17%         0.63%           0.74%
     After reimbursement and/or waiver
        of expenses by Adviser.................         2.20%(c)       4.80%       4.37%        2.29%         0.73%           0.84%

CLASS S

Net Asset Value, Beginning of Period...........  $      1.00       $   1.00    $   1.00    $    1.00     $    1.00    $       1.00
                                                 -----------       --------    --------    ---------     ---------    ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income.....................         0.01           0.04        0.04         0.02            --(a)         0.01
                                                 -----------       --------    --------    ---------     ---------    ------------
   LESS DISTRIBUTIONS FROM:
     Net investment income.....................        (0.01)         (0.04)      (0.04)       (0.02)           --(a)        (0.01)

     Net realized gain on investments .........           --             --          --(a)        --(a)         --              --
                                                 -----------      ---------    --------    ---------    ----------    ------------
     Total distribution........................        (0.01)         (0.04)      (0.04)       (0.02)           --           (0.01)
                                                 -----------      ---------    --------    ----------   ----------    ------------
Net Asset Value, End of Period.................  $      1.00      $    1.00    $   1.00    $    1.00    $     1.00    $       1.00
                                                 ===========      =========    ========    ==========   ==========    ============
TOTAL RETURN...................................         1.17%(b)       4.58%       4.20%        2.16%         0.50%           0.60%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period
    (in 000's).................................  $    41,691      $  11,171    $  6,049    $   5,197    $    7,154    $     35,441
   Ratios of expenses to average net
    assets:
     Before reimbursement
      and/or waiver of expenses by Adviser.....         0.73%(c)       0.83%       0.74%        0.73%         0.71%           0.71%
     After reimbursement
      and/or waiver of expenses by Adviser.....         0.56%(c)       0.61%       0.61%        0.61%         0.61%           0.61%
     Ratios of net investment
      income to average net assets:
     Before reimbursement
      and/or waiver of expenses by Adviser.....         1.80%(c)       4.33%       3.99%        1.92%         0.38%           0.49%
     After reimbursement
      and/or waiver of expenses by Adviser.....         1.95%(c)       4.55%       4.12%        2.04%          0.4%           0.59%


----------
(a)   Represents less than $0.005 per share.

(b)   Not Annualized.

(c)   Annualized.

See accompanying Notes to Financial Statements.

| 24

Aston Funds

                                                                  APRIL 30, 2008
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE (A) FUND ORGANIZATION: Aston Funds (the "Trust") (formerly known as ABN AMRO Funds), was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with 34 separate portfolios established by the Board of Trustees as of April 30, 2008. The following portfolios of the Trust are included in these financial statements: ABN AMRO Institutional Prime Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund and ABN AMRO Treasury Money Market Fund (each a "Fund" and collectively, the "Funds").

ABN AMRO Asset Management, Inc. ("AAAM") serves as investment adviser to the Funds and the other money market fund of the Trust and Aston Asset Management LLC ("Aston") serves as administrator. Aston serves as investment advisor to all other funds of the Trust.

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

(1) SECURITY VALUATION: All securities, with the exception of investments in other funds, repurchase agreements, and insurance funding agreements ("IFAs") are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income. Investments in other funds are valued at the underlying fund's net asset value at the date of valuation. Repurchase agreements and IFAs are valued at cost. Interest accrued is captured in dividends and interest receivable.

(2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by ABN AMRO Asset Management, Inc. (the "Adviser") subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) U.S. GOVERNMENT AGENCY OBLIGATIONS: ABN AMRO Government Money Market Fund and ABN AMRO Money Market Fund may invest in U.S. government agency obligations. These obligations of U.S. government-sponsored entities are not issued or guaranteed by the U.S. Treasury.

(4) INSURANCE FUNDING AGREEMENTS: The ABN AMRO Institutional Prime Money Market Fund may enter into insurance funding agreements. An insurance funding agreement is an agreement that requires the ABN AMRO Institutional Prime Money Market Fund to make cash contributions to a deposit fund of an insurance company's general account. The insurance company then credits interest to the Fund for a set period. IFAs have put provisions that allow the owner of an IFA to receive back its investment in a specified number of days. The ABN AMRO Institutional Prime Money Market Fund may invest in IFAs issued by insurance companies that meet quality and credit standards established by the Adviser. IFAs are not insured or backed by a government agency - they are backed only by the insurance company that issues them. As a result, they are subject to default risk. In addition, there normally is no active secondary market for IFAs. This means that it may be difficult to sell an IFA at an appropriate price and therefore IFAs normally are treated as illiquid securities.

(5) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the identified cost method.

(6) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2007, the following Funds had available realized capital losses to offset future net capital gains through fiscal year:

                                       AMOUNT          EXPIRATION
                                       ------          ----------
ABN AMRO Money Market Fund               $ 6              2008
ABN AMRO Treasury Money Market
Fund                                      48              2014

                                                                            | 25

Aston Funds

                                                                  APRIL 30, 2008
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund's last NAV calculation in the first semi-annual financial statement reporting period. As a result, the Aston Funds have evaluated the implications of FIN 48 and determined that there is no material impact on the financial statements.

(7) MULTI-CLASS OPERATIONS: The ABN AMRO Institutional Prime Money Market Fund is authorized to issue two Classes of Shares, Class Y and Class YS. All other Funds are authorized to issue two classes of shares, Class I and Class S. The classes are substantially the same except that Class S bears distribution fees and shareholder service fees and Class YS bears shareholder service fees. Each class offered by these Funds has equal rights as to assets. Income, fund level and trust level expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated directly to the appropriate class.

(8) USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(9) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

(10) ADDITIONAL ACCOUNTING STANDARDS: In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures, if any.

NOTE (C) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: The Funds declare dividends daily from net investment income. The Funds' dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. Differences in dividends per share between classes of the Funds are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax differences.

Distributions from net realized gains for book purposes may include short-term capital gains, which are classified as ordinary income for tax purposes. The tax character of ordinary income distributions paid during the years ended October 31, 2007 and 2006 was as follows:

                                                        DISTRIBUTIONS PAID IN 2007
                                                        --------------------------
                                                        TAX-EXEMPT     ORDINARY
                                                          INCOME        INCOME
                                                        ----------  --------------
ABN AMRO Institutional Prime
   Money Market Fund................................    $       --  $  123,423,732
ABN AMRO Government Money
   Market Fund......................................            --      23,762,985
ABN AMRO Money Market Fund                                      --      10,380,245
ABN AMRO Tax-Exempt Money
   Market Fund......................................     9,268,192              --
ABN AMRO Treasury Money
   Market Fund......................................            --       5,385,398

                                                        DISTRIBUTIONS PAID IN 2006
                                                        --------------------------
                                                        TAX-EXEMPT     ORDINARY
                                                          INCOME        INCOME
                                                        ----------  --------------
ABN AMRO Institutional Prime
   Money Market Fund................................    $       --  $  114,304,989
ABN AMRO Government Money
   Market Fund......................................            --      21,361,901
ABN AMRO Money Market Fund                                      --       7,359,046
ABN AMRO Tax-Exempt Money
   Market Fund......................................     8,463,595              --
ABN AMRO Treasury Money
   Market Fund......................................            --       7,382,885

| 26

Aston Funds

                                                                  APRIL 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

As of October 31, 2007, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

                                                       UNDISTRIBUTED  UNDISTRIBUTED
                                        CAPITAL LOSS     ORDINARY     TAX-EXEMPT
                                        CARRYFORWARD     INCOME         INCOME          TOTAL
                                        ------------   -------------  -------------  ------------
ABN AMRO Institutional
   Prime Money Market Fund.......          $    --     $   7,045,679  $          --  $  7,045,679
ABN AMRO Government
   Money Market Fund.............               --           979,030             --       979,030
ABN AMRO Money
   Market Fund...................               (6)              499             --           493
ABN AMRO Tax-Exempt
   Money Market Fund.............               --                --        533,469       533,469
ABN AMRO Treasury
   Money Market Fund.............              (48)          189,743             --       189,695

NOTE (D) SHARES OF BENEFICIAL INTEREST: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value.

NOTE (E) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: Under the terms of each Fund's investment advisory agreement, the advisory fees are accrued daily and paid monthly based on a specified annual rate of average daily net assets. In addition, the Funds with respect to Class I and Class S Shares have an expense limitation agreement with the Adviser, which caps annual ordinary operating expenses for Class I and Class S shareholders at certain specified annual rates of average daily net assets, respectively. Contractual expense limitation contracts were effective through February 28, 2009 for Class I and Class S Shares of the Funds. The ABN AMRO Institutional Prime Money Market Fund, Class Y and Class YS, does not have an expense limitation agreement. The advisory rates and contractual expense limitations for the six months ended April 30, 2008 were as follows:

                                                                   EXPENSE LIMITATIONS
                                                                    FOR TOTAL EXPENSES
                                                                   -------------------
                                                   ADVISORY FEES
                                                   ANNUAL RATE      CLASS I   CLASS S
                                                   -----------      -------   -------
ABN AMRO Institutional Prime Money
  Market Fund...................................     0.10%            N/A       N/A
ABN AMRO Government Money Market Fund...........     0.20%           0.31%     0.63%
ABN AMRO Money Market Fund......................     0.35%           0.37%     0.73%
ABN AMRO Tax-Exempt Money Market Fund...........     0.35%           0.33%     0.58%
ABN AMRO Treasury Money Market Fund(a)..........     0.35%           0.36%     0.61%

(a) Effective March 19, 2008 through March 31, 2008 the ABN AMRO Treasury Money Market Fund voluntarily waived investment advisory and distribution expenses of 0.35% and 0.25%, respectively. The voluntary waivers have been discontinued.

RECENT EVENTS: ABN AMRO TRANSACTION. Prior to April 1, 2008, the Funds' Adviser, AAAM, was an indirect subsidiary of ABN AMRO Holdings N.V. ("Holdings"). On October 10, 2007, a consortium comprised of The Royal Bank of Scotland Group plc, Banco Santander Central Hispano and Fortis N.V. ("Fortis") announced the successful completion of a tender offer for substantially all of the shares of Holdings (the "Tender Offer"). The Tender Offer, which settled on October 17, 2007, was deemed to cause an "assignment" and automatic termination of the Funds' Investment Advisory Agreements with AAAM. The consortium legally transferred the asset management business of Holdings to Fortis on April 1, 2008.

On October 16, 2007, the Board of Trustees of Aston Funds voted to approve an Interim Investment Advisory Agreement with AAAM for each Fund (the "Interim Advisory Agreement") effective following automatic termination of the prior agreement. The terms of the Interim Advisory Agreement are substantially the same as the prior agreements except for term and termination provisions. Shareholders of the Funds received additional information by proxy statement. The factors considered by the Board in approving the Interim Advisory Agreement are included in this Report under "Additional Information".

On December 20, 2007, the Board of Trustees of Aston Funds voted to approve a new investment advisory agreement with AAAM for each Fund (the "New Investment Advisory Agreement"), subject to shareholder approval. The New Investment Advisory Agreement for each Fund was approved by shareholders of each Fund (except the ABN AMRO Money Market Fund) at a Special Meeting of Shareholders held on February 28, 2008 (the "Special Shareholder Meeting") and was approved by shareholders of the ABN AMRO Money Market Fund at a Reconvened Special Meeting of Shareholders held on March 14, 2008 (the "Reconvened Special Shareholder Meeting").

The factors considered by the Board of Trustees in approving the New Investment Advisory Agreement for each Fund and the Shareholder Voting Results from the Special Shareholder Meeting and Reconvened Special Shareholder Meeting are included in this Report under "Additional Information".

Under terms of an administrative agreement between the Trust and Aston (the "Administration Agreement"), administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and base fees are fixed at an annual rate of $12,000 per Fund. The fee is allocated to each Fund based on the relative net assets of the Trust. Administration expenses also include pricing agent fees and compliance related expenses. The administration fee arrangement is as follows:

ADMINISTRATION FEES AT
TRUST LEVEL ANNUAL RATE
-----------------------
First $7.4 billion                            0.0490%
Over  $7.4 billion                            0.0465%

                                                                           | 27

Aston Funds

                                                                  APRIL 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

PFPC Inc. ("PFPC") provides certain administrative services to the Funds pursuant to a Sub-Administration and Accounting Services Agreement between Aston and PFPC (the "Sub-Administration Agreement"). Under the terms of the Sub-Administration Agreement, sub-administration fees are accrued daily and paid monthly at a rate of 0.022% of average daily net assets of the Trust and a base fee at an annual rate of $12,000 per Fund.

PFPC Distributors, Inc., (the "Distributor") serves as principal underwriter and distributor of the Funds' shares. Pursuant to a Rule 12b-1 distribution plan (the "Plan") adopted by the Funds with respect to Class S shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's average daily net assets. The Class I shares of the Funds do not have distribution plans.

In addition, the Funds have adopted a shareholder servicing plan for the Class S and Class YS shares, which allows the Distributor to be paid a fee at an annual rate of up to 0.25% of the average daily net assets of the Class S and Class YS shares for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses. The shareholder service fees for the ABN AMRO Institutional Prime Money Market Fund, ABN AMRO Government Money Market Fund and ABN AMRO Money Market Fund were 0.25%, 0.07% and 0.11% of average daily net assets, respectively, for the six months ended April 30, 2008. Tax-Exempt Money Market Fund and Treasury Money Market Fund were not charged shareholder service fees for the six months ended April 30, 2008.

The Trustees of the Trust who are not affiliated with the investment advisers or sub-advisers receive an annual retainer and per meeting fees. The Lead Independent Trustee and Committee Chairs receive an additional retainer. The Trustees of the Trust who are not affiliated with the investment advisers or sub-advisers receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. No officer or employee of the investment advisers, sub-advisers or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, except that the Funds compensate the Administrator for providing an officer to serve as the Funds' Chief Compliance Officer. The aggregate remuneration paid to the Trustees during the six months ended April 30, 2008 was $224,750.

NOTE (F) CREDIT AGREEMENT: The Credit Agreement with The Bank of Nova Scotia, amended April 29, 2008, provides the Trust with a revolving credit facility up to $50 million. The facility is shared by most series of the Trust, including the Funds, and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual facility fee is 0.125% of the commitment amount of the facility in addition to an annual administration fee of $75,000 and reasonable legal expenses incurred in connection with the preparation of any amendments. Prior to April 29, 2008 the annual administration fee was $37,500. The interest rate on outstanding loans is equivalent to the greater of the Federal Funds Effective Rate plus 0.50%, or Prime as applicable, else LIBOR (London InterBank Offered Rate) plus 0.75%, as applicable. Borrowings must be repaid within 60 days. At April 30, 2008, there were no borrowings outstanding on the line of credit.

For the Funds that utilized the line of credit during the six months ended April 30, 2008, the average daily loan balance outstanding on the days where borrowings existed, the weighted average interest rate and the interest expense, included on the Statement of Operations, allocated to each Fund for use of the line of credit were as follows:

                                 AVERAGE DAILY   WEIGHTED AVERAGE
                                  LOAN BALANCE    INTEREST RATE     INTEREST EXPENSE
                                 -------------   ----------------   ----------------
ABN AMRO Money Market
  Fund........................    $  1,853,100        4.80%              $  247
Tax-Exempt Money Market
  Fund........................       5,972,543        3.48%               3,678


NOTE (G) SUBSEQUENT EVENT - Fortis Investment Management NV/SA Transaction: On April 2, 2008, Fortis Investment Management NV/SA ("FIM-NV/SA") and Ping An Insurance (Group) Company of China Ltd. ("Ping An") entered into an agreement providing for Ping An to acquire a 50% (less one share) equity stake in FIM-NV/SA (the "FIM-NV/SA Transaction"). Currently FIM-NV/SA controls Fortis Investment Management USA, Inc. ("US RIA") and it is expected that AAAM will cease its separate existence and be merged into US RIA prior to the completion of the FIM-NV/SA Transaction. The FIM-NV/SA Transaction, if consummated as contemplated, would result in Ping An being deemed a control person of US RIA for purposes of the Investment Company Act of 1940, as amended, which would result in an automatic termination of the current investment advisory agreements between AAAM and the Trust on behalf of each Fund.

On June 19, 2008, the Board of Trustees of Aston Funds voted to approve (i) a new investment advisory agreement with AAAM on behalf of each Fund (the "new investment advisory agreement"), subject to shareholder approval and (ii) an interim investment advisory agreement with AAAM on behalf of each Fund (the "interim advisory

| 28

Aston Funds

                                                                  APRIL 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

agreement"). The terms of the interim advisory agreements and the new investment advisory agreements are substantially the same as the current investment advisory agreements except for the term and termination provisions. Shareholders of each Fund will receive additional information relating to the new investment advisory agreement by proxy statement.

                                                                            | 29

Aston Funds

                                                                  APRIL 30, 2008

ADDITIONAL INFORMATION (UNAUDITED)

FORM N-Q: The Trust files complete schedules of portfolio holdings for the Funds with the Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's Web site at www.sec.gov and are available for review and copying at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 202 942-8090.

PROXY VOTING: Aston Funds' Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, which is available (i) upon request, without charge, by calling 800-992-8151; (ii) on Aston Funds' Web site at www.astonfunds.com; and (iii) on the SEC's Web site at www.sec.gov. Aston Funds' Proxy Voting Record for the most recent twelve-month period ended June 30 is available without charge (i) on the Funds' Web site at www.astonfunds.com; and (ii) on the SEC's Web site at www.sec.gov.

CHANGE IN INDEPENDENT PUBLIC ACCOUNTING FIRM - MONEY MARKET FUNDS OF THE TRUST:
On April 1, 2008, Ernst & Young LLP ("E&Y") resigned as the independent auditors for the Aston/ABN AMRO Investor Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Institutional Prime Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund and ABN AMRO Treasury Money Market Fund (each a "Money Market Fund" and collectively, the "Money Market Funds") for the fiscal year ended October 31, 2008. E&Y continues to serve as the independent auditors for the non-money market funds of the Trust. E&Y's audit reports on each Money Market Fund's financial statements for the fiscal years ended October 31, 2007 and October 31, 2006 contained no adverse opinion or disclaimer of opinion, nor were their reports qualified or modified as to uncertainty, audit scope or accounting principles. During each Money Market Fund's fiscal years ended October 31, 2007 and October 31, 2006 and the interim period commencing November 1, 2007 and ended April 1, 2008, (i) there were no disagreements between the Money Market Funds and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the financial statements for such years, and (ii) there were no "reportable events" of the kind described in
Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Trust's audit committee is in the process of selecting a new independent auditor for the Money Market Funds.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT WITH ABN AMRO ASSET MANAGEMENT, INC. WITH RESPECT TO THE ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND, ABN AMRO GOVERNMENT MONEY MARKET FUND, ABN AMRO MONEY MARKET FUND, ABN AMRO TAX-EXEMPT MONEY MARKET FUND AND ABN AMRO TREASURY MONEY MARKET FUND IN CONNECTION WITH THE ABN AMRO TRANSACTION

The Board of Trustees of Aston Funds (the "Board") considered information received and discussions held at its October 16, 2007 and December 20, 2007 in-person meetings regarding the tender offer for substantially all of the shares of ABN AMRO Holdings N.V. ("ABN AMRO") and resulting change in control, as well as the anticipated restructuring of ABN AMRO. The Board considered that the change in control of ABN AMRO resulted in the termination of the previous investment advisory agreements with ABN AMRO Asset Management, Inc. ("AAAM") (the "Previous Investment Advisory Agreements"). The Board further considered that, subject to regulatory approvals, the asset management businesses of ABN AMRO will be acquired by Fortis N.V., and that it is anticipated that AAAM will be merged into a Fortis subsidiary through a series of transactions that are expected to be completed in 2008 (together with the tender offer, the "Transaction"). In anticipation of the termination of the Previous Investment Advisory Agreements, the Board approved an interim investment advisory agreement with AAAM at its October 16, 2007 meeting. The initial term of the interim investment advisory agreement was set to expire the earlier of March 15, 2008 or the effective date of a new investment advisory agreement.

At its December 20, 2007 meeting, the Board, including the Independent Trustees, determined that the terms of each new Investment Advisory Agreement (each a "New Investment Advisory Agreement") with AAAM, or its successor from the Transaction, with respect to ABN AMRO Government Money Market Fund, ABN AMRO Institutional Prime Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund and ABN AMRO Treasury Money Market Fund (each a "Fund" and collectively, the "Funds") are fair and reasonable and approved the New Investment Advisory Agreement, including any additional assignment that may be deemed to occur as a result of the Transaction, for each Fund as being in the best interests of the Fund. The Independent Trustees met separately from the "interested" Trustee of the Trust to consider the approval of the New Investment Advisory Agreement for each Fund and were assisted by independent legal counsel in their deliberations.

| 30

Aston Funds

                                                                  APRIL 30, 2008

ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

In determining whether to approve the New Investment Advisory Agreement for each Fund, the Board received information and made inquiries into all matters deemed relevant and considered the following factors, among others:

      - AAAM and Fortis N.V. believe that the combination of the assets, personnel and resources of the two organizations could result in potential benefits to the Funds over the long-term;

      - AAAM and Fortis N.V. have put in place a transition plan to retain key investment personnel during the integration period, and the portfolio managers and investment personnel for the Funds are not expected to change as a result of the Transaction;

      - The investment approach that has been employed for the Funds will remain the same following the Transaction; and

      - The New Investment Advisory Agreement with AAAM will be substantially the same as the Previous Investment Advisory Agreement, and the investment advisory fee rate will remain the same; and

      - AAAM has undertaken to bear all costs of the Funds relating to the Transaction, including the costs of preparing, printing and mailing a Proxy Statement to shareholders of the Funds and related solicitation expenses.

In making its determinations, the Board, including all of the Independent Trustees, also reviewed information regarding: (i) the nature, extent and quality of the services to be provided; (ii) the advisory fee charged and information regarding the expense ratios of the Funds; (iii) fee waivers or expenses to be reimbursed; and (iv) potential benefits to be received by affiliates of the investment adviser. In considering the New Investment Advisory Agreement on behalf of each Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. Among other matters considered by the Board, including the Independent Trustees, in connection with its approval of the New Investment Advisory Agreement for each Fund were the following:

Nature, Quality and Extent of Services. The Board considered the impact of the Transaction on the nature, extent and quality of services to be provided under the New Investment Advisory Agreement. The Board considered the investment performance of the Funds and the previous investment experience of the Funds' portfolio managers. The Board noted that the investment strategy and philosophy of the investment adviser with respect to the Funds are expected to remain the same following the Transaction. The Board also noted that the portfolio management team was expected to remain substantially the same following the Transaction. The Board also considered that the New Investment Advisory Agreement would be the same in all substantive respects as the Previous Investment Advisory Agreement. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by AAAM following the Transaction are expected to continue to be satisfactory with respect to each Money Market Fund.

Expenses. The Board of Trustees considered each Fund's management fee rate, estimated operating fees and total expense ratio. The Board noted that the fee rates under the New Investment Advisory Agreement are identical to the fee rates under the Previous Investment Advisory Agreement. As a part of this analysis, the Board considered the investment advisory fee to be paid by each Fund to AAAM as well as fee waivers or expenses to be reimbursed by AAAM and compared the gross and net advisory fees and estimated total expenses to those of a relevant peer group based on information and data supplied by Lipper Inc. In each case, the Board concluded that the advisory fee was reasonable and appropriate in amount given the nature, quality and extent of services provided.

Costs and Profitability. With respect to the costs of services provided and profits by the investment adviser, the Board considered the resources involved in managing the Funds as well as fee waivers or expenses to be reimbursed by the investment adviser. The Board received information regarding the profitability of AAAM and received confirmation that the Transaction was not expected to have a material impact on profitability. Based upon anticipated asset size and the impact of fee waivers or expenses to be reimbursed by the investment adviser, the Board concluded that profitability was not expected to be unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized. The Board reviewed the Funds' expense ratios giving effect to fee waivers or expenses reimbursed by the investment adviser, and considered the asset size of the Funds. The Board concluded that at this time, the potential for economies of scale are limited.

Other Benefits to the Investment Adviser. The Board also considered the character and amount of other incidental benefits received by AAAM and its affiliates. The Board considered that the investment adviser generally does not use portfolio brokerage transactions to pay for research services generated by third parties for the Funds. The Board concluded that any incidental benefits to be

                                                                            | 31

Aston Funds

                                                                  APRIL 30, 2008

ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

received by AAAM and its affiliates from its relationship with the Funds are expected to be reasonable.

Conclusion. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the New Investment Advisory Agreement, including the proposed advisory fees, were fair and reasonable, and that the New Investment Advisory Agreement on behalf of each Fund should be approved.

SHAREHOLDER VOTING RESULTS: On February 28, 2008 the Trust held a Special Shareholder Meeting to approve the investment advisory agreement between the Trust and AAAM on behalf of each Fund. With respect to the proposal for the ABN AMRO Money Market Fund, the meeting was adjourned and reconvened on March 14, 2008. The proposal was approved by the shareholders for all Funds. The results of the voting are as follows:

                                           FOR          AGAINST         ABSTAIN
                                      --------------   ------------    ---------
Aston/ABN AMRO
   Money Market Fund..............      127,200,294     3,909,985      6,034,285
ABN AMRO Government
   Money Market Fund..............      261,274,653       105,027      2,161,625
ABN AMRO Institutional
   Prime Money Market Fund........    1,952,844,108         2,268        246,060
ABN AMRO Tax-Exempt
   Money Market Fund..............      222,737,677         9,874        543,658
ABN AMRO Treasury
   Money Market Fund..............      147,556,751         7,770         16,672

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

| 32

Aston Funds

                                                                  APRIL 30, 2008

ADDITIONAL INFORMATION (UNAUDITED)

                                        BEGINNING     ENDING
                                         ACCOUNT      ACCOUNT                  EXPENSES
                                         VALUE         VALUE       EXPENSE    PAID DURING
                                        11/01/07      04/30/08     RATIO(1)    PERIOD(2)
                                        --------     ---------     --------   -----------
ABN AMRO Institutional
     Prime Money Market
   ACTUAL FUND RETURN
     Class Y......................      $  1,000     1,019.70      0.19%        0.95
     Class YS
...................................         1,000     1,018.50      0.44%        2.21
   HYPOTHETICAL 5% RETURN
     Class Y......................      $  1,000     1,023.92      0.19%        0.96
     Class YS
...................................         1,000     1,022.68      0.44%        2.21
ABN AMRO Government
     Money Market Fund
   ACTUAL FUND RETURN
     Class I......................      $  1,000     1,016.30      0.31%        1.55
     Class S......................         1,000     1,014.70      0.63%        3.16
   HYPOTHETICAL 5% RETURN
     Class I......................      $  1,000     1,023.32      0.31%        1.56
     Class S......................         1,000     1,021.73      0.63%        3.17
ABN AMRO Money Market Fund
   ACTUAL FUND RETURN
     Class I......................      $  1,000     1,018.60      0.37%        1.86
     Class S......................         1,000     1,016.80      0.73%        3.66
   HYPOTHETICAL 5% RETURN
     Class I......................      $  1,000     1,023.02      0.37%        1.86
     Class S......................         1,000     1,021.23      0.73%        3.67
ABN AMRO Tax-Exempt
     Money Market Fund
   ACTUAL FUND RETURN
     Class I......................      $  1,000     1,010.80      0.33%        1.65
     Class S......................         1,000     1,009.50      0.58%        2.90
   HYPOTHETICAL 5% RETURN
     Class I......................      $  1,000     1,023.22      0.33%        1.66
     Class S......................         1,000     1,021.98      0.58%        2.92
ABN AMRO Treasury
     Money Market Fund
   ACTUAL FUND RETURN
     Class I......................      $  1,000     1,012.90      0.33%        1.65
     Class S......................         1,000     1,011.70      0.55%        2.75
   HYPOTHETICAL 5% RETURN
     Class I......................      $  1,000     1,023.22      0.33%        1.66
     Class S......................         1,000     1,022.13      0.55%        2.77

----------

(1)Annualized, based on a Fund's most recent fiscal half-year expenses.

(2)Expenses are equal to a Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                                                                            | 33

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

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

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


Aston Funds

ADVISERS

Aston Asset Management LLC
120 N. LaSalle Street, 25th Floor
Chicago, IL 60602

ABN AMRO Asset Management, Inc.
135 S. LaSalle Street, Suite 2300
Chicago, IL 60603

SUBADVISERS

ABN AMRO Asset Management, Inc.
135 S. LaSalle Street, Suite 2300
Chicago, IL 60603

Baring International Investment Limited
155 Bishopsgate
London, EC2M 3XY UK

Cardinal Capital Management, L.L.C.
One Greenwich Office Park
Greenwich, CT 06831

ClariVest Asset Management LLC
11452 El Camino Real
Suite 250
San Diego, CA 92130

MB Investment Partners, Inc.
825 Third Avenue, 31st Floor
New York, NY 10022

McDonnell Investment Management, LLC
1515 West 22(nd) Street, 11(th) Floor
Oak Brook, IL 60523

MFS Institutional Advisors Inc.
500 Boylston Street
Boston, MA 02116

Montag & Caldwell, Inc.
3455 Peachtree Road NE, Suite 1200
Atlanta, GA 30326

SUBADVISORS
CONTINUED

Neptune Investment Management Limited
1 Hammersmith Grove
London, W6 0NB

New Century Capital Management, LLC
36 South Washington Street
Hinsdale, IL 60521

Optimum Investment Advisors, LLC
100 South Wacker Drive, Suite 2100
Chicago, IL 60606

River Road Asset Management, LLC
Meidinger Tower, Suite 1600
462 South Fourth Street
Louisville, KY 40202

Smart Portfolios, LLC
17865 Ballinger Way NE
Seattle, WA 98155

Strategic Global Advisors, LLC
100 Bayview Circle
Suite 500
Newport Beach, CA 92660

TAMRO Capital Partners, LLC
1660 Duke St.
Alexandria, VA 22314

Taplin, Canida & Habacht Inc.
1001 Brickell Bay Drive, Suite 2100
Miami, FL 33131

Veredus Asset Management LLC
One Paragon Centre
6060 Dutchmans Lane, Suite 320
Louisville, KY 40205

SHAREHOLDER SERVICES

Aston Funds
P.O. Box 9765
Providence, RI 02940

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

OFFICERS
Kenneth C. Anderson, President and
  Chief Executive Officer
Gerald F.Dillenburg,
  Senior Vice President,
  Secretary and Treasurer,
  Chief Financial Officer,
  Chief Operating Officer
  and Chief Compliance Officer

William Long, Vice President

Juli A. Braun, Assistant Treasurer

Laura M. Curylo, Assistant Treasurer

Marc J. Peirce, Assistant Secretary

Joseph W. Wheeler, Assistant Secretary

CUSTODIAN

PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

LEGAL COUNSEL

Vedder Price, P.C.
222 N. LaSalle Street
Chicago, IL 60601


 THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT
              FUND TRUSTEES AND IS AVAILABLE UPON REQUEST WITHOUT
                        CHARGE BY CALLING 800 992 8151.

[ASTON LOGO]

Aston Funds
P.O. Box 9765
Providence, RI 02940

ATSEM 0802

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)    Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) ASTON FUNDS

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                          Kenneth C. Anderson, President
                          (principal executive officer)

Date                       JULY 1, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                          Kenneth C. Anderson, President
                          (principal executive officer)

Date                       JULY 1, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ GERALD F. DILLENBURG
                         -------------------------------------------------------
                          Gerald F. Dillenburg, Senior Vice President,
                          Secretary & Treasurer
                          (principal financial officer)

Date                       JULY 1, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.